UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                             Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                                 Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Hope L. Brown

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

                                       Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end:  April 30

Date of reporting period: October 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WILMINGTON
TRUST

October 31, 2013 (unaudited)

PRESIDENT'S MESSAGE AND

SEMI-ANNUAL REPORT

WILMINGTON FUNDS

Money Market Funds

Wilmington Prime Money Market Fund

Wilmington U.S. Government Money Market Fund

Wilmington U.S. Treasury Money Market Fund

Wilmington Tax-Exempt Money Market Fund

Wilmington Prime Money Market Fund (“Prime Money Market Fund”)

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2013 through October 31, 2013. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

By the numbers, 2013 is shaping up as a solid, if not overly impressive, year. During the first three quarters of calendar year 2013, the U.S. economy has grown 1.6% from the same period in 2012. Barring a miracle, this year’s growth won’t match last year’s 2.8%.

While consumption spending hasn’t wowed, the U.S. consumer has proved remarkably consistent. In each of the first three calendar quarters, consumption rose at an annualized rate of at least 1% from the previous quarter, contributing to a streak of nine consecutive quarters with growth between 1% and 2%.

Encouragingly, businesses have come to the table. Investment in both fixed property and inventories contributed generously to economic growth in the second and third quarters. And in the third quarter, government spending rose marginally from second-quarter levels, its first sequential increase since the third quarter of 2012.

The Blue Chip Economic Indicators consensus projects economic growth of 1.8% in the fourth quarter and 2.5% in 2014. Progress in three key areas justifies that optimism.

•

Labor: In the six months from May through October, U.S. nonfarm payrolls swelled by more than 1 million jobs. Through the end of November, the economy has recouped more than 85% of the 8.7 million jobs lost in the Great Recession.

•	Housing: While the sales recovery has stalled, home prices continue to rise. In October, the median existing home sold for just shy of $200,000, up nearly 13% from a year earlier.

•	Personal income: In the six months from May through October, personal income rose 3.6% from the same period in 2012 – more than enough to support continued gains in consumption spending.

Unfortunately, the economy’s cautiously optimistic story may get blown away by something more insistent—a blustery wind from Washington. The government shutdown ended in October, but the issues that sparked the dispute—spending and borrowing—still fester in the hearts of politicians on both sides of the aisle.

Congress has funded the government through Jan. 15, and the debt ceiling will slam back down on Feb. 7. Rhetoric has already begun to fly, with no middle ground in sight at the moment. The longer the battle rages, the more nervous investors will become. But like all storms, the budget wrangle will eventually blow over. While we expect the compromise to leave both sides irritated and unsatisfied, it shouldn’t have a lasting effect on either consumers or markets.

The Bond Markets

Bond investors absorbed a lot of red ink in the six months from May through October. While we could cite reams of numbers, the journey of the 10-year U.S. Treasury note, probably the market’s most important benchmark, tells the tale just fine on its own. At the end of April, the bond yielded 1.70%. At the end of October, the bond yielded 2.57%. That 87-basis-point (+0.87%) rise in yield equated to a –6.70% decline in the value of the most recent 10-year Treasury, issued in February.

During the six-month period, the Barclays U.S. Aggregate Bond Index1 returned –1.97%. Tax-free bonds performed even worse, with the Barclays Municipal Bond Index’s2 –3.44% return lagging indices for the three main components of the Aggregate Bond Index – investment-grade corporates, Treasuries, and mortgage-backed securities (MBS). As the returns below illustrate, all three of the taxable sectors contributed to the broad index’s weakness. The Barclays U.S. Mortgage-Backed Securities Index3 delivered a –0.81% return, the strongest of the sectors, lifted by a 2.10% return during the last two months of the fiscal period.

Whether bond returns improve going forward depends in part on when and how the Federal Reserve decides to taper its $85 billion per month in asset purchases. Fed Chairman Ben Bernanke’s hints about tapering in May deserve at least some of the credit for the upward climb of yields, and bonds rallied slightly when the Fed failed to begin tapering as expected in September.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

ii

These moves suggest the bond market will react negatively to news of tapering, though the risk is weighted toward longer-term bonds, as both Bernanke and likely successor Janet Yellen seem prepared to keep short-term rates low even after tapering begins. The Fed could start tapering as soon as its December meeting, but a Bloomberg survey projects the move in March.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain Barclays indices performed as follows4:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[5]	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[6]	Barclays Municipal Bond Index
-1.97%	-2.22%	-0.81%	-3.08%	-3.44%

The Stock Markets

U.S. stocks delivered a solid performance in the six-month period from May through October, paced by cyclical sectors. The S&P 500 Index7 of large-cap stocks returned 11.15% for the period, posting a fresh all-time high in October. The index’s industrial and consumer-discretionary sectors returned at least 17% in the six-month period, while defensive sectors underperformed. Utilities and telecom services posted negative returns, while consumer staples returned less than 5%.

Small-cap stocks outgained the big boys, with the S&P SmallCap 600 Index8 returning 19.54% during the six-month period and the Russell 2000 Index9 up 16.90%. Growth outperformed value, with the S&P 500 Growth Index10 returning 12.19% versus 10.05% for the Value Index11.

In the U.S., stocks responded positively to corporate earnings for the third quarter, but another big test looms. According to Thomson Reuters, S&P 500 companies have issued 95 negative preannouncements regarding fourth-quarter earnings, versus just nine positive statements. If the negative-to-positive ratio of 10.6-to-1 holds, it would be the most negative guidance on record.

The Thomson Reuters consensus calls for the S&P 500’s per-share profits to rise 8.1% year-over-year in the fourth quarter and 7.1% in the first quarter of 2014 before rebounding to double-digit growth for the rest of the year. Investors would welcome such growth, as the index last delivered double-digit profit gains in the third quarter of 2011.

Foreign stocks came on strong in September and October but still lagged U.S. equities during the six-month period, hindered by concerns about economic growth. The MSCI EAFE (Europe, Australasia, and Far East) Index12, which focuses on developed markets, returned 8.53% during the six-month period, while the MSCI Emerging Market Index13 managed just 1.18%.

Europe has taken some steps to improve its financial situation. However, the euro zone’s economy expanded at an annualized rate of just 0.4% in the third quarter. The largest emerging economies continue to grow faster than Europe, but China’s expansion has slowed and neither Brazil nor Russia is expected to top 3% economic growth this year or next year.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]
11.15%	6.06%	18.55%	6.66%

The Trust, with assets of $12.8 billion as of October 31, 2013, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility and professional management you need18.

Sincerely,

Sam Guerrieri

President

December 6, 2013

October 31, 2013 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Funds’ prospectus available on www.wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
2.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
3.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
4.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed- rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
7.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
8.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.
9.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.
10.	The S&P 500 Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.
11.	The S&P 500 Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
13.	MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index.
14.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
18.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

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5

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio

WILMINGTON PRIME MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.71	0.14%
Institutional Class	$1,000.00	$1,000.10	$0.71	0.14%
Select Class	$1,000.00	$1,000.10	$0.71	0.14%
Service Class	$1,000.00	$1,000.10	$0.71	0.14%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.50	$0.71	0.14%
Institutional Class	$1,000.00	$1,024.50	$0.71	0.14%
Select Class	$1,000.00	$1,024.50	$0.71	0.14%
Service Class	$1,000.00	$1,024.50	$0.71	0.14%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.40	0.08%
Institutional Class	$1,000.00	$1,000.10	$0.40	0.08%
Select Class	$1,000.00	$1,000.10	$0.40	0.08%
Service Class	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.80	$0.41	0.08%
Institutional Class	$1,000.00	$1,024.80	$0.41	0.08%
Select Class	$1,000.00	$1,024.80	$0.41	0.08%
Service Class	$1,000.00	$1,024.80	$0.41	0.08%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

6

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio

WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.30	0.06%
Select Class	$1,000.00	$1,000.10	$0.30	0.06%
Service Class	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.90	$0.31	0.06%
Select Class	$1,000.00	$1,024.90	$0.31	0.06%
Service Class	$1,000.00	$1,024.90	$0.31	0.06%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$0.50	0.10%
Select Class	$1,000.00	$1,000.10	$0.50	0.10%
Service Class	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.70	$0.51	0.10%
Select Class	$1,000.00	$1,024.70	$0.51	0.10%
Service Class	$1,000.00	$1,024.70	$0.51	0.10%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Prime Money Market Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Other Commercial Paper	36.4%
Certificate of Deposit	12.2%
Municipal Notes & Bonds	10.1%
Financial Company Commercial Paper	9.5%
Repurchase Agreements	9.1%
Asset-Backed Commercial Paper	6.7%
U.S. Government Agency Obligations	6.4%
U.S. Treasury Obligations	5.6%
Municipal Commercial Paper	4.0%
Other Assets and Liabilities - Net[1]	0.0%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

ASSET-BACKED COMMERCIAL PAPER – 6.7%¿

Chariot Funding LLC

0.30%, 2/14/14•,Ω	$25,000,000	$24,978,125

0.30%, 4/04/14•,Ω	50,000,000	49,935,833

0.32%, 2/10/14•,Ω	25,000,000	24,977,556

MetLife Short Term Fund LLC,
0.13%, 1/15/14•,Ω	50,000,000	49,986,459

Old Line Funding LLC,
0.22%, 4/04/14•,Ω	50,000,000	49,952,944

Thunder Bay Funding LLC,
0.24%, 5/08/14•,Ω	50,000,000	49,937,333

TOTAL ASSET-BACKED COMMERCIAL PAPER
(COST $249,768,250)		$249,768,250

CERTIFICATE OF DEPOSIT – 12.2%

Bank of Montreal, CHI

0.17%, 11/21/13	50,000,000	50,000,000

0.18%, 12/16/13	50,000,000	50,000,000

Bank of Nova Scotia, HOU

0.21%, 1/29/14	50,000,000	50,000,000

Description	Par Value	Value

0.22%, 3/11/14	$50,000,000	$50,000,000

JPMorgan Chase & Co.,
0.29%, 11/06/13Δ	50,000,000	50,000,000

Toronto Dominion Bank, NY

0.11%, 11/29/13	50,000,000	50,000,000

0.23%, 2/20/14	50,000,000	50,000,000

Wells Fargo Bank, NA,
0.18%, 11/07/13	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT
(COST $450,000,000)		$450,000,000

FINANCIAL COMPANY COMMERCIAL PAPER – 9.5%¿

Commonwealth Bank of Australia

0.21%, 11/24/13•,Ω	50,000,000	50,000,000

0.23%, 12/16/13•,Ω	50,000,000	49,985,625

JPMorgan Chase & Co.,
0.35%, 2/03/14•,Ω	50,000,000	49,954,306

National Australia Funding,
0.14%, 11/04/13•,Ω	100,000,000	99,998,833

PNC Bank, NA

0.25%, 3/17/14	50,000,000	50,000,000

0.28%, 1/28/14	50,000,000	50,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(COST $349,938,764)		$349,938,764

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

      Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value

MUNICIPAL COMMERCIAL PAPER – 4.0%¿

University of California

0.15%, 12/12/13	$50,000,000	$49,991,458

0.18%, 1/22/14	50,000,000	49,979,500

University of Chicago,
0.14%, 1/09/14	50,000,000	49,986,583

TOTAL MUNICIPAL COMMERCIAL PAPER
(COST $149,957,541)		$149,957,541

MUNICIPAL NOTES & BONDS – 10.1%

Connecticut State Health and Educational
Facilities Authority,
Revenue Bonds, (Series T-2) Weekly VRDNs,
(Yale University, OBG), 0.06%, 11/07/13	39,250,000	39,250,000

Loudoun County Industrial Development Authority, VA,
Revenue Bonds, (Series B) Weekly VRDNs,
(Howard Hughes Medical Institute, OBG),
0.05%, 11/07/13	65,000,000	65,000,000

Mississippi Business Finance Corp.,
Revenue Bonds, (Series G) Daily VRDNs,
(Chevron Corp., OBG), 0.08%, 11/01/13	31,250,000	31,250,000

Mississippi Business Finance Corp.,
Revenue Bonds, (Series L) Daily VRDNs,
(Chevron Corp., OBG), 0.08%, 11/01/13	35,000,000	35,000,000

Private Colleges & Universities Authority, GA,
Refunding Revenue Bonds, (Series 2005C-1)
Weekly VRDNs, (Emory University, OBG),
0.08%, 11/07/13	43,295,000	43,295,000

Private Colleges & Universities Authority, GA,
Refunding Revenue Bonds, (Series 2005C-5)
Weekly VRDNs, (Emory University, OBG),
0.08%, 11/07/13	22,000,000	22,000,000

State of Texas,
GO Unlimited Bonds, (Series B) Weekly
VRDNs, (Multi-Mode Mobility Fund, OBG),
0.05%, 11/07/13	40,405,000	40,405,000

State of Texas ,
GO Unlimited Bonds, Weekly VRDNs,
(Veterans Housing Assistance, OBG),
(JPMorgan Chase, SPA), 0.11%, 11/07/13	35,745,000	35,745,000

University of Michigan,
Refunding Revenue Bonds, (Series B),
Weekly VRDNs (U.S. Bank, N.A., SPA),
0.06%, 11/07/13	60,000,000	60,000,000

TOTAL MUNICIPAL NOTES & BONDS
(COST $371,945,000)		$371,945,000

OTHER COMMERCIAL PAPER – 36.4%¿

Baker Hughes, Inc.,
0.12%, 11/12/13•,Ω	25,000,000	24,999,083

BASF SE,
0.10%, 12/02/13•,Ω	25,000,000	24,997,847

BHP Billiton Finance Ltd.

0.13%, 12/10/13•,Ω	32,500,000	32,495,423

Description	Par Value	Value

0.13%, 12/16/13•,Ω	$50,000,000	$49,991,875

0.13%, 12/17/13•,Ω	17,500,000	17,497,093

BMW US Capital LLC

0.09%, 11/22/13•,Ω	70,000,000	69,996,325

0.10%, 12/02/13•,Ω	24,750,000	24,747,869

Caterpillar Finance Service Corp.,
0.10%, 1/03/14	50,000,000	49,991,250

Catholic Health Initiatives

0.18%, 11/21/13	30,000,000	29,997,000

0.16%, 12/04/13	37,000,000	36,994,573

Coca-Cola Co.,
0.15%, 1/08/14•,Ω	100,000,000	99,971,667

CPPIB Capital, Inc.,
0.15%, 2/20/14•,Ω	100,000,000	99,953,750

GlaxoSmithkline Finance PLC

0.09%, 11/26/13•,Ω	50,000,000	49,996,875

0.12%, 1/10/14•,Ω	50,000,000	49,988,333

Honeywell International, Inc.

0.09%, 12/20/13•,Ω	25,000,000	24,996,938

0.13%, 2/27/14•,Ω	33,000,000	32,985,938

Johnson & Johnson,
0.35%, 5/15/14Δ	75,000,000	75,074,888

Motiva Enterprises LLC,
0.16%, 11/08/13	75,000,000	74,997,667

Nestle Capital Corp.,
0.09%, 1/02/14•,Ω	50,000,000	49,992,250

Parker-Hannifin Corp.,
0.10%, 11/12/13•,Ω	41,400,000	41,398,735

Philip Morris International, Inc.,
0.10%, 11/05/13•,Ω	50,000,000	49,999,445

Province of Ontario

0.08%, 11/05/13	42,550,000	42,549,622

0.10%, 12/02/13	30,000,000	29,997,417

0.16%, 1/08/14	25,000,000	24,992,445

Reckitt Benckiser Treasury Services PLC,
0.21%, 4/03/14•,Ω	44,250,000	44,210,507

Sysco Corp.,
0.15%, 11/21/13•,Ω	100,000,000	99,991,667

Toyota Motor Credit Corp.

0.20%, 11/22/13	25,000,000	24,997,083

0.25%, 12/18/13	25,000,000	24,991,840

Wal-Mart Stores, Inc.,
0.19%, 1/13/14•,Ω	40,000,000	39,984,589

TOTAL OTHER COMMERCIAL PAPER
(COST $1,342,779,994)		$1,342,779,994

U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.4%

Federal Home Loan Bank,
0.14%, 1/17/14‡	100,000,000	99,970,055

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value

Federal Home Loan Mortgage Corporation,
0.14%, 12/20/13‡	$75,000,000	$74,985,708

Federal National Mortgage Association,
0.14%, 11/08/13Δ	60,200,000	60,199,773

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $235,155,536)		$235,155,536

U.S. TREASURY OBLIGATIONS – 5.6%

U.S. TREASURY NOTES – 5.6%

0.25%, 4/30/14	81,000,000	81,063,618

0.75%, 12/15/13	25,000,000	25,019,459

1.25%, 4/15/14	50,000,000	50,259,214

1.88%, 4/30/14	50,000,000	50,420,496

TOTAL U.S. TREASURY OBLIGATIONS
(COST $206,762,787)		$206,762,787

REPURCHASE AGREEMENTS – 9.1%

Credit Suisse First Boston LLC, 0.08%, dated 10/31/13, due 11/01/13, repurchase price $115,600,257, collateralized by U.S. Treasury Securities 0.88% to 3.63%, maturing 01/31/18 to 02/15/21; total market value of $117,912,166.	115,600,000	115,600,000

Deutsche Bank Securities, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $120,000,367, collateralized by U.S. Government Securities 0.00% to 4.50%, maturing 01/15/14 to 01/12/18; total market value of $122,400,666.	120,000,000	120,000,000

TD Securities, Inc., 0.09%, dated 10/31/13,due 11/01/13, repurchase price $100,000,250, collateralized by U.S. Treasury Securities 0.00% to 11.25%, maturing 12/26/13 to 08/15/42; total market value of $102,000,057.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $335,600,000)		$335,600,000

TOTAL INVESTMENTS – 100.0%
(COST $3,691,907,872)		$3,691,907,872

OTHER ASSETS LESS LIABILITIES – 0.0%**		331,508

TOTAL NET ASSETS – 100.0%		$3,692,239,380

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

Wilmington Prime Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Commercial Paper	$—	$249,768,250	$—	$249,768,250
Certificate of Deposit	—	450,000,000	—	450,000,000
Financial Company Commercial Paper	—	349,938,764	—	349,938,764
Municipal Commercial Paper	—	149,957,541	—	149,957,541
Municipal Notes & Bonds	—	371,945,000	—	371,945,000
Other Commercial Paper	—	1,342,779,994	—	1,342,779,994
U.S. Government Agency Obligations	—	235,155,536	—	235,155,536
U.S. Treasury Obligations	—	206,762,787	—	206,762,787
Repurchase Agreements	—	335,600,000	—	335,600,000

Total	$—	$3,691,907,872	$—	$3,691,907,872

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Government Agency Obligations	63.6%
Repurchase Agreements	27.3%
U.S. Treasury Obligations	9.1%
Other Assets and Liabilities - Net[1]	0.0%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 63.6%

FEDERAL FARM CREDIT BANK (FFCB) – 3.3%

0.09%, 11/01/13Δ	$75,000,000	$74,997,118

0.09%, 1/27/14‡	15,000,000	14,996,737

0.11%, 10/24/14Δ	42,000,000	41,997,858

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$131,991,713

FEDERAL HOME LOAN BANK (FHLB) – 25.6%

0.04%, 12/26/13	150,000,000	149,990,642

0.08%, 11/13/13	31,210,000	31,209,220

0.08%, 3/07/14	25,000,000	25,008,643

0.08%, 3/21/14	50,000,000	49,984,444

0.09%, 1/24/14‡	82,200,000	82,182,738

0.09%, 1/29/14‡	50,000,000	49,988,875

0.09%, 2/19/14	65,700,000	65,681,932

0.11%, 11/01/13Δ	50,000,000	50,000,000

0.11%, 11/06/13Δ	50,000,000	50,000,000

0.11%, 11/20/13	45,000,000	44,999,827

0.11%, 11/28/13Δ	100,000,000	99,996,769

0.13%, 11/05/13Δ	100,000,000	100,000,000

0.13%, 11/12/13Δ	25,000,000	24,999,148

0.13%, 12/20/13‡	50,000,000	49,991,153

0.14%, 1/15/14	141,850,000	141,807,608

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,015,840,999

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 22.4%

0.04%, 11/25/13	25,500,000	25,499,320

Description	Par Value	Value

0.06%, 12/16/13	$29,800,000	$29,797,765

0.06%, 3/24/14	50,000,000	49,987,289

0.07%, 4/24/14	61,500,000	61,479,193

0.08%, 11/18/13	44,955,000	44,953,408

0.08%, 3/03/14	27,800,000	27,792,463

0.08%, 3/25/14	48,510,000	48,495,447

0.09%, 1/27/14‡	98,896,000	98,873,886

0.09%, 2/05/14‡	50,000,000	49,988,000

0.10%, 2/10/14	50,000,000	49,985,972

0.10%, 2/26/14	30,526,000	30,516,079

0.10%, 4/03/14	75,000,000	74,968,125

0.10%, 4/21/14	50,000,000	49,976,250

0.11%, 1/13/14‡	75,000,000	74,983,879

0.12%, 12/09/13‡	118,985,000	118,970,515

0.12%, 1/06/14‡	28,814,000	28,807,925

0.15%, 11/04/13Δ	25,000,000	24,999,986

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$890,075,502

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 12.3%

0.05%, 2/10/14	91,461,000	91,448,170

0.08%, 1/02/14‡	17,200,000	17,197,630

0.09%, 11/06/13‡	170,000,000	169,997,931

0.10%, 12/04/13‡	75,000,000	74,993,125

0.11%, 11/01/13‡	50,000,000	50,000,000

0.14%, 11/08/13Δ	45,000,000	44,999,831

0.14%, 12/18/13‡	18,400,000	18,396,637

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

      Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value
0.15%, 2/03/14‡	$22,517,000	$22,508,181

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$489,541,505

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $2,527,449,719)		$2,527,449,719

U.S. TREASURY OBLIGATIONS – 9.1%

U.S. TREASURY NOTES – 9.1%

0.25%, 4/30/14	50,000,000	50,039,270

0.75%, 12/15/13	35,000,000	35,027,243

1.25%, 3/15/14	100,000,000	100,441,270

1.25%, 4/15/14	125,000,000	125,653,367

4.25%, 11/15/13	50,000,000	50,079,750

TOTAL U.S. TREASURY OBLIGATIONS
(COST $361,240,900)		$361,240,900

REPURCHASE AGREEMENTS – 27.3%

Barclays Capital, Inc., 0.08%, dated 10/31/13, due 11/01/13, repurchase price $180,000,400, collateralized by U.S. Treasury Securities 1.00% to 2.13%, maturing 08/31/16 to 8/15/21; total market value of $183,600,016.	180,000,000	180,000,000

Credit Suisse First Boston LLC, 0.08%, dated 10/31/13, due 11/01/13, repurchase price $93,500,208, collateralized by a U.S. Treasury Security 4.50%, maturing 08/15/39; total market value of $95,371,628.	93,500,000	93,500,000

Deutsche Bank Securities, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $325,000,993, collateralized by U.S. Government & Treasury Securities 0.00% to 4.13%, maturing 04/15/14 to 11/15/40; total market value of $331,500,004.	325,000,000	325,000,000

Description	Par Value	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $110,000,275, collateralized by a U.S. Treasury Security 4.63%, maturing 02/15/40; total market value of $112,200,083.	$110,000,000	$110,000,000

TD Securities, Inc., 0.08%, dated 10/31/13, due 11/01/13, repurchase price $275,000,611, collateralized by U.S. Treasury Securities 0.00% to 9.25%, maturing 01/09/14 to 02/15/41; total market value of $280,634,174.	275,000,000	275,000,000

TD Securities, Inc., 0.09%, dated 10/31/13,due 11/01/13, repurchase price $100,000,250, collateralized by U.S. Treasury Securities 0.00% to 3.63%, maturing 12/26/13 to 02/15/41; total market value of $102,000,047.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $1,083,500,000)		$1,083,500,000

TOTAL INVESTMENTS – 100.0%
(COST $3,972,190,619)		$3,972,190,619

OTHER ASSETS LESS LIABILITIES – 0.0%**		1,221,256

TOTAL NET ASSETS – 100.0%		$3,973,411,875

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$2,527,449,719	$—	$2,527,449,719
U.S. Treasury Obligations	—	361,240,900	—	361,240,900
Repurchase Agreements	—	1,083,500,000	—	1,083,500,000

Total	$—	$3,972,190,619	$—	$3,972,190,619

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

14

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	64.1%
Repurchase Agreements	35.7%
Other Assets and Liabilities – Net[1]	0.2%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 64.1%

U.S. TREASURY BILLS – 7.0%

0.08%, 11/14/13‡	$50,000,000	$49,998,547

0.08%, 2/20/14‡	25,000,000	24,994,180

TOTAL U.S. TREASURY BILLS		$74,992,727

U.S. TREASURY NOTES – 57.1%

0.50%, 11/15/13	70,000,000	70,011,139

4.25%, 11/15/13	50,000,000	50,079,750

0.25%, 11/30/13	45,000,000	45,004,395

0.75%, 12/15/13	175,000,000	175,145,116

1.75%, 1/31/14	50,000,000	50,204,804

4.00%, 2/15/14	25,000,000	25,284,501

1.25%, 3/15/14	50,000,000	50,220,693

1.25%, 4/15/14	100,000,000	100,523,760

0.25%, 4/30/14	25,000,000	25,019,635

1.88%, 4/30/14	25,000,000	25,223,940

TOTAL U.S. TREASURY NOTES		$616,717,733

TOTAL U.S. TREASURY OBLIGATIONS
(COST $691,710,460)		$691,710,460

REPURCHASE AGREEMENTS – 35.7%

Barclays Capital, Inc., 0.08%, dated 10/31/13, due 11/01/13, repurchase price $75,000,167, collateralized by a U.S. Treasury Security 2.50%, maturing 08/15/23; total market value of $76,500,018.	75,000,000	75,000,000

Description	Par Value	Value

Credit Suisse First Boston LLC, 0.08%, dated 10/31/13, due 11/01/13, repurchase price $100,900,224, collateralized by a U.S. Treasury Security 0.88%, maturing 01/31/18; total market value of $102,918,480.	$100,900,000	$100,900,000

Deutsche Bank Securities, Inc., 0.10%, dated 10/31/13, due 11/01/13, repurchase price $110,000,306, collateralized by U.S. Treasury Securities 0.00% to 8.88%, maturing 11/15/13 to 08/15/43; total market value of $112,200,012.	110,000,000	110,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $100,000,250, collateralized by a U.S. Treasury Security 2.13%, maturing 08/31/20; total market value of $102,000,041.	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $385,900,000)		$385,900,000

TOTAL INVESTMENTS – 99.8%
(COST $1,077,610,460)		$1,077,610,460

OTHER ASSETS LESS LIABILITIES – 0.2%		2,251,336

TOTAL NET ASSETS – 100.0%		$1,079,861,796

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

Wilmington U.S. Treasury Money Market Fund (concluded)

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasury Obligations	$—	$691,710,460	$—	$691,710,460
Repurchase Agreements	—	385,900,000	—	385,900,000

Total	$—	$1,077,610,460	$—	$1,077,610,460

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT  /  October 31, 2013 (unaudited)

16

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Tax-Exempt Money Market Fund

At October 31, 2013, the Fund’s geographical location classifications were as follows (unaudited):

Percentage of Total Net Assets
Texas	19.7%
Maryland	7.9%
Delaware	7.5%
Ohio	6.1%
Tennessee	4.9%
Illinois	4.8%
Missouri	4.1%
Oklahoma	4.0%
California	3.9%
Virginia	3.9%
Nevada	3.8%
Utah	3.4%
Massachusetts	3.2%
Michigan	3.2%
South Carolina	2.8%
Rhode Island	2.4%
Oregon	2.0%
Pennsylvania	2.0%
Wisconsin	2.0%
Minnesota	1.8%
Arizona	1.7%
New Hampshire	1.4%
Idaho	1.0%
Kentucky	0.8%
Florida	0.7%
North Carolina	0.7%
Connecticut	0.2%
Other Assets and Liabilities – Net[1]	0.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

COMMERCIAL PAPER – 58.7%

ARIZONA – 1.7%
Salt River Project Agricultural Improvement & Power District, (Series C), (U.S. Bank, LIQ), 0.10%, 12/04/13	$8,400,000	$8,400,000

TOTAL ARIZONA		$8,400,000

Description	Par Value	Value

ILLINOIS – 4.0%
Illinois Educational Facilities Authority, (Northern Trust, LOC) 0.11%, 11/05/13	$7,083,000	$7,083,000
0.13%, 1/09/14	13,000,000	13,000,000

TOTAL ILLINOIS		$20,083,000

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

      Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

MARYLAND – 7.9%

Johns Hopkins University, (Series D), 0.10%, 1/16/14	$20,063,000	$20,063,000

Montgomery County, MD, BANs,
(Series 10-B), (State Street, LIQ),
0.12%, 11/12/13	20,000,000	20,000,000

TOTAL MARYLAND		$40,063,000

MICHIGAN – 3.2%

University of Michigan,
(Series E), 0.12%, 11/07/13	7,760,000	7,760,000

University of Michigan,
(Series I), 0.10%, 1/08/14	8,305,000	8,305,000

TOTAL MICHIGAN		$16,065,000

MISSOURI – 4.1%

Curators of the University of Missouri,
(Series A)
0.10%, 11/05/13	4,500,000	4,500,000

0.11%, 12/03/13	16,400,000	16,400,000

TOTAL MISSOURI		$20,900,000

NEVADA – 3.8%

Las Vegas Valley Water District, NV, GO,
(Series 04-A), (JPMorgan Chase, LOC),
0.14%, 1/09/14	19,500,000	19,500,000

TOTAL NEVADA		$19,500,000

NORTH CAROLINA – 0.7%

Charlotte Water Sewer Systems,
(Wells Fargo, LIQ), 0.23%, 12/09/13	3,479,000	3,479,000

TOTAL NORTH CAROLINA		$3,479,000

OHIO – 3.5%

Ohio Higher Educational Facility Commission, (Case Western University), (JPMorgan Chase, LIQ), 0.16%, 1/06/14	3,500,000	3,500,000

Ohio Higher Educational Facility Commission, (Case Western University), (Northern Trust, LIQ), 0.15%, 1/07/14	14,000,000	14,000,000

TOTAL OHIO		$17,500,000

RHODE ISLAND – 2.4%

Rhode Island Health and Education Facilities
Authority, (Brown University),
(Series A), 0.10%, 12/05/13	12,250,000	12,250,000

TOTAL RHODE ISLAND		$12,250,000

SOUTH CAROLINA – 2.8%

South Carolina State Public Service Authority, (Series A), (JPMorgan Chase, LIQ), 0.13%, 1/13/14	5,500,000	5,500,000

Description	Par Value	Value

South Carolina State Public Service Authority, (Series B), (Wells Fargo, LIQ), 0.12%, 11/06/13	$3,360,000	$3,360,000

South Carolina State Public Service Authority, (Series E), (TD Bank, LIQ), 0.10%, 12/18/13	5,145,000	5,145,000

TOTAL SOUTH CAROLINA		$14,005,000

TENNESSEE – 4.9%

Metropolitan Government of Nashville & Davidson County, TN, (Series A), (State Street/CalSTRS/Calpers, LIQ), 0.13%, 1/07/14	5,000,000	5,000,000

State of Tennessee, (Series 00-A), (TN Consolidated Retirement Systems, LIQ)

0.14%, 11/05/13	7,620,000	7,620,000

0.14%, 11/06/13	12,000,000	12,000,000

TOTAL TENNESSEE		$24,620,000

TEXAS – 13.8%

City of San Antonio, TX, (Series A), (JPMorgan Chase, LIQ)

0.13%, 2/06/14	2,000,000	2,000,000

0.14%, 1/09/14	5,000,000	5,000,000

City of San Antonio, TX, (Series B), (Wells Fargo Bank, LIQ), 0.11%, 11/26/13	13,000,000	13,000,000

Texas Public Finance Authority, (Series 2003), (Comptroller of Public Accounts TX, LIQ), 0.13%, 1/16/14	10,000,000	10,000,000

Texas Technical University, (Series A)

0.10%, 1/07/14	9,795,000	9,795,000

0.11%, 1/09/14	20,000,000	20,000,000

0.12%, 11/07/13	10,000,000	10,000,000

TOTAL TEXAS		$69,795,000

VIRGINIA – 3.9%

Rector & Visitors of the University of Virginia,
(Series 03-A), 0.12%, 11/05/13	20,000,000	20,000,000

TOTAL VIRGINIA		$20,000,000

WISCONSIN – 2.0%

State of Wisconsin, GO,
(Series 05-A), (BNY Mellon, LIQ),
0.10%, 12/04/13	10,000,000	10,000,000

TOTAL WISCONSIN		$10,000,000

TOTAL COMMERCIAL PAPER
(COST $296,660,000)		$296,660,000

MUNICIPAL BONDS – 8.9%

CALIFORNIA – 3.9%

California State, GO Unlimited Notes, (Series
A-2), 2.00%, 6/23/14	4,500,000	4,550,958

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

      Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

City of Los Angeles, GO Unlimited Notes, (Series C), TRANs, 2.00%, 6/26/14	$15,000,000	$15,176,836

TOTAL CALIFORNIA		$19,727,794

IDAHO – 1.0%

State of Idaho, GO Unlimited Notes, TANs, 2.00%, 6/30/14	5,000,000	5,059,621

TOTAL IDAHO		$5,059,621

OREGON – 2.0%

State of Oregon, GO Limited Notes, (Series A), TANs, 1.50%, 7/31/14	10,000,000	10,098,391

TOTAL OREGON		$10,098,391

TEXAS – 2.0%

State of Texas, TRANs, 2.00%, 8/28/14	10,000,000	10,147,577

TOTAL TEXAS		$10,147,577

TOTAL MUNICIPAL BONDS
(COST $45,033,383)		$45,033,383

SHORT-TERM MUNICIPAL BONDS – 32.3%

CONNECTICUT – 0.2%

Connecticut State, Health & Educational Facilities Authority, Revenue Bonds, (Series V-1), Daily VRDNs, (Yale University), 0.05%, 11/01/13	1,000,000	1,000,000

TOTAL CONNECTICUT		$1,000,000

DELAWARE – 7.5%

Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Daily VRDNs, (Christiana Care Health Services, OBG), 0.08%, 11/01/13	16,200,000	16,200,000

Delaware State Health Facilities Authority, Revenue Bonds, Weekly VRDNs, (Christiana Care Health Services, OBG), 0.07%, 11/07/13	4,000,000	4,000,000

University of Delaware, Revenue Bonds, Daily VRDNs, (TD Bank N.A., SPA), 0.07%, 11/01/13	17,555,000	17,555,000

TOTAL DELAWARE		$37,755,000

FLORIDA – 0.7%

Orange County Housing Finance Authority, Revenue Bonds, Weekly VRDNs, (Fannie Mae), 0.08%, 11/07/13	3,815,000	3,815,000

TOTAL FLORIDA		$3,815,000

ILLINOIS – 0.8%

Illinois Finance Authority, Revenue Bonds, (Series E-1), Daily VRDNs, (University of Chicago Medical Center), (JPMorgan Chase Bank N.A., LOC), 0.09%, 11/01/13	4,000,000	4,000,000

TOTAL ILLINOIS		$4,000,000

Description	Par Value	Value

KENTUCKY – 0.8%

Shelby County, Revenue Bonds, (Series A), Daily VRDNs, (U.S. Bank N.A., LOC), 0.08%, 11/01/13	$4,170,000	$4,170,000

TOTAL KENTUCKY		$4,170,000

MASSACHUSETTS – 3.2%

Commonwealth of Massachusetts, GO Limited Bonds, (Series B), Daily VRDNs, (U.S Bank N.A., SPA), 0.06%, 11/01/13	12,800,000	12,800,000

Commonwealth of Massachusetts, GO Unlimited Bonds, (Series A), Daily VRDNs, (Wells Fargo Bank N.A., SPA), 0.06%, 11/01/13	3,200,000	3,200,000

TOTAL MASSACHUSETTS		$16,000,000

MINNESOTA – 1.8%

City of Rochester, Revenue Bonds, (Series A), Weekly VRDNs, (Mayo Clinic OBG), 0.07%, 11/07/13	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000

NEW HAMPSHIRE – 1.4%

New Hampshire, HEFA, Revenue Bonds, Weekly VRDNs, (Dartmouth College, OBG)/(U.S. Bank N.A., SPA), 0.07%, 11/07/13	6,000,000	6,000,000

New Hampshire, HEFA, Revenue Bonds,
(Series A), Daily VRDNs, (Dartmouth College,
OBG)/(JPMorgan Chase Bank N.A., SPA),
0.08%, 11/01/13	990,000	990,000

TOTAL NEW HAMPSHIRE		$6,990,000

OHIO – 2.6%

Ohio State Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4), Daily VRDNs, (Cleveland Clinic, OBG), 0.07%, 11/01/13	13,415,000	13,415,000

TOTAL OHIO		$13,415,000

OKLAHOMA – 4.0%

Oklahoma State Turnpike Authority, Revenue Bonds, (Series F), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.08%, 11/01/13	20,000,000	20,000,000

TOTAL OKLAHOMA		$20,000,000

PENNSYLVANIA – 2.0%

Geisinger Authority, Refunding Revenue Bonds, (Series B), Daily VRDNs, (Geisinger Health Systems, OBG)/(U.S. Bank N.A., SPA), 0.06%, 11/01/13	4,000,000	4,000,000

Philadelphia Hospitals & Higher Education
Facilities Authority, Revenue Bonds, Daily VRDNs, (Children’s Hospital, OBG)/(Wells Fargo Bank N.A., SPA), 0.08%, 11/01/13	6,020,000	6,020,000

TOTAL PENNSYLVANIA		$10,020,000

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

      Wilmington Tax-Exempt Money Market Fund (concluded)

Description	Par Value	Value

TEXAS—3.9%

Gulf Coast Individual Development Authority, Revenue Bonds, Daily VRDNs, (Exxon Mobil Project, OBG), 0.06%, 11/01/13	$6,200,000	$6,200,000

Port of Arthur Navigation District Industrial Development Corp., Revenue Bonds, Daily VRDNs, (Air Products & Chemicals Project, OBG), 0.08%, 11/01/13	1,000,000	1,000,000

State of Texas, GO Unlimited Notes, (Series B), Weekly VRDNs, (State Street / Calpers, SPA), 0.05%, 11/07/13	1,480,000	1,480,000

Texas Water Development Board, Revenue Bonds, (Series A), Daily VRDNs, (JPMorgan Chase Bank N.A., SPA), 0.07%, 11/01/13	11,300,000	11,300,000

TOTAL TEXAS		$19,980,000

UTAH – 3.4%

City of Murray, Revenue Bonds, (Series C), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.07%, 11/01/13	5,090,000	5,090,000

Description	Par Value	Value

City of Murray, Revenue Bonds, (Series D), Daily VRDNs, (IHC Health Services, Inc., OBG), 0.07%, 11/01/13	$12,310,000	$12,310,000

TOTAL UTAH		$17,400,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $163,445,000)		$163,445,000

TOTAL INVESTMENTS – 99.9% (COST $505,138,383)		$505,138,383
OTHER ASSETS LESS LIABILITIES – 0.1%		391,843

TOTAL NET ASSETS – 100.0%		$505,530,226

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$296,660,000	$—	$296,660,000
Municipal Bonds	—	45,033,383	—	45,033,383
Short-Term Municipal Bonds	—	163,445,000	—	163,445,000

Total	$—	$505,138,383	$—	$505,138,383

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

20

NOTES TO PORTFOLIOS OF INVESTMENTS

Δ	Floating rate note with current rate and stated maturity date shown.
‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.
@	Current rate and next reset date shown for Variable Rate Demand Notes.
¿	Securities with discount rate at the time of purchase shown.
Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Prime Money Market Fund	$1,427,903,223	38.7%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Prime Money Market Fund
Baker Hughes, Inc.	09/13/2013	$24,995,000	$24,999,083
BASF SE	10/03/2013	24,995,833	24,997,847
BHP Billiton Finance Ltd.	09/16/2013	32,490,024	32,495,423
BHP Billiton Finance Ltd.	09/17/2013	49,983,750	49,991,875
BHP Billiton Finance Ltd.	09/19/2013	17,494,376	17,497,093
BMW US Capital LLC	10/02/2013	24,745,806	24,747,869
BMW US Capital LLC	10/24/2013	69,994,925	69,996,325
Chariot Funding LLC	05/16/2013	24,940,000	24,977,556
Chariot Funding LLC	05/21/2013	24,943,958	24,978,125
Chariot Funding LLC	07/09/2013	49,887,917	49,935,833
Coca-Cola Co.	08/01/2013	49,966,667	49,985,833
Coca-Cola Co.	08/05/2013	49,967,500	49,985,834
Commonwealth Bank of Australia	05/22/2013	50,000,000	50,000,000
Commonwealth Bank of Australia	07/03/2013	49,946,972	49,985,625
CPPIB Capital, Inc.	10/23/2013	99,950,000	99,953,750
GlaxoSmithKline Finance PLC	10/02/2013	49,993,125	49,996,875
GlaxoSmithKline Finance PLC	10/28/2013	49,987,666	49,988,333
Honeywell International, Inc.	10/03/2013	24,995,125	24,996,938
Honeywell International, Inc.	10/21/2013	32,984,627	32,985,938
JPMorgan Chase & Co.	04/30/2013	49,864,861	49,954,306
Metlife Short Term Funding LLC	10/22/2013	49,984,653	49,986,459
National Australia Funding	08/05/2013	99,964,611	99,998,833
Nestle Capital Corp.	10/01/2013	49,988,375	49,992,250
Old Line Funding LLC	10/08/2013	49,945,611	49,952,944
Parker-Hannifin Corp.	09/20/2013	41,393,905	41,398,735
Philip Morris International, Inc.	10/03/2013	49,995,416	49,999,445
Reckitt Benckiser Treasury Services PLC	10/22/2013	44,207,926	44,210,507
Sysco Corp.	10/16/2013	99,985,000	99,991,667
Thunder Bay Funding LLC	10/25/2013	49,935,000	49,937,333
Wal-Mart Stores, Inc.	10/16/2013	39,981,211	39,984,589
			$1,427,903,223	38.7%

**	Represents less than 0.05%.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	21

The following acronyms are used throughout this report:

BANs – Bond Anticipation Notes

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GO – General Obligation

HEFA – Health and Educational Facilities Authority

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC – Letter of Credit

OBG – Obligation

PLC – Public Limited Company

SPA – Sales and Purchase Agreement

TANs – Tax Anticipation Notes

TRANs – Tax Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

22	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2013 (unaudited)	Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund	Wilmington Tax-Exempt Money Market Fund
ASSETS:
Investments, at identified cost	$3,691,907,872	$3,972,190,619	$1,077,610,460	$505,138,383

Investments in repurchase agreements, at value	$335,600,000	$1,083,500,000	$385,900,000	$—
Investments in securities, at value	3,356,307,872	2,888,690,619	691,710,460	505,138,383

TOTAL INVESTMENTS IN SECURITIES AND REPURCHASE AGREEMENTS	3,691,907,872	3,972,190,619	1,077,610,460	505,138,383

Cash	185,493	55,662	68,710	148,965
Interest receivable	420,823	1,406,130	2,264,165	267,865
Due from advisor	—	3,390	18,671	4,536
Receivable for shares sold	5,316	—	—	5,879
Other assets	39,610	40,330	12,828	17,327

TOTAL ASSETS	3,692,559,114	3,973,696,131	1,079,974,834	505,582,955

LIABILITIES:
Income distribution payable	33,021	34,215	9,888	4,296
Payable for shareholder services fee	478	—	—	—
Other accrued expenses	286,235	250,041	103,150	48,433

TOTAL LIABILITIES	319,734	284,256	113,038	52,729

NET ASSETS	$3,692,239,380	$3,973,411,875	$1,079,861,796	$505,530,226

NET ASSETS CONSIST OF:

Paid-in capital	$3,692,227,904	$3,973,442,541	$1,079,889,287	$505,597,809
Undistributed (distributions in excess of) net investment income	15,283	(11,076)	8,176	4,475
Accumulated net realized gain (loss) on investments	(3,807)	(19,590)	(35,667)	(72,058)

TOTAL NET ASSETS	$3,692,239,380	$3,973,411,875	$1,079,861,796	$505,530,226

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$369,848,695	$1,679,687,906	$684,747,466	$43,480,217

Shares outstanding (unlimited shares authorized)	369,952,970	1,679,889,649	684,800,958	43,482,685

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Institutional Class
Net Assets	$50,543,249	$36,710,027	$—	$—

Shares outstanding (unlimited shares authorized)	50,543,950	36,712,560	—	—

Net Asset Value per share	$1.00	$1.00	$—	$—

Select Class
Net Assets	$2,449,638,553	$1,027,280,294	$380,732,780	$401,455,574

Shares outstanding (unlimited shares authorized)	2,449,913,123	1,027,415,365	380,760,875	401,499,104

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

Service Class
Net Assets	$822,208,883	$1,229,733,648	$14,381,550	$60,594,435

Shares outstanding (unlimited shares authorized)	822,247,604	1,229,731,462	14,382,336	60,641,076

Net Asset Value per share	$1.00	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	23

Six Months Ended October 31, 2013 (unaudited)	Wilmington Prime Money Market Fund	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund	Wilmington Tax-Exempt Money Market Fund
INVESTMENT INCOME:
Interest	$2,754,605	$1,958,760	$446,684	$283,680

TOTAL INVESTMENT INCOME	2,754,605	1,958,760	446,684	283,680

EXPENSES:
Investment advisory fee	7,440,091	8,331,567	2,425,169	1,017,155
Administrative personnel and services fee	448,163	501,026	145,826	61,272
Portfolio accounting, administration and custodian fees	576,848	636,815	197,061	90,063
Transfer and dividend disbursing agent fees and expenses	98,381	1,720	2,937	12,647
Trustees’ fees	13,744	13,740	13,734	13,739
Professional fees	27,517	28,548	28,237	30,845
Distribution services fee—Administrative Class	493,480	2,303,356	998,378	54,187
Distribution services fee—Service Class	1,049,786	1,432,298	16,960	78,919
Shareholder services fee—Administrative Class	493,480	2,303,356	998,378	54,187
Shareholder services fee—Select Class	3,043,268	1,439,240	500,389	502,614
Shareholder services fee—Service Class	1,049,786	1,432,298	16,960	78,919
Share registration costs	29,668	23,238	14,115	20,522
Printing and postage	88,539	14,049	5,982	10,816
Miscellaneous	103,736	110,636	36,690	16,517

TOTAL EXPENSES	14,956,487	18,571,887	5,400,816	2,042,402

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(6,304,554)	(7,908,012)	(2,486,043)	(1,015,285)
Waiver of distribution services fee—Administrative Class	(493,480)	(2,303,356)	(998,378)	(54,187)
Waiver of distribution services fee—Service Class	(1,049,786)	(1,432,298)	(16,960)	(78,919)
Waiver of shareholder services fee—Administrative Class	(493,480)	(2,303,356)	(998,378)	(54,187)
Waiver of shareholder services fee—Select Class	(3,043,268)	(1,439,240)	(500,389)	(502,614)
Waiver of shareholder services fee—Service Class	(1,040,185)	(1,432,298)	(16,960)	(78,919)

TOTAL WAIVERS AND REIMBURSEMENTS	(12,424,753)	(16,818,560)	(5,017,108)	(1,784,111)

Net expenses	2,531,734	1,753,327	383,708	258,291

Net investment income	222,871	205,433	62,976	25,389

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(19,454)	(20,164)	(35,667)	—

Net realized and unrealized gain (loss) on investments	(19,454)	(20,164)	(35,667)	—

Change in net assets resulting from operations	$203,417	$185,269	$27,309	$25,389

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

24	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Prime Money Market Fund		Wilmington U.S. Government Money Market Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income	$222,871	$979,510	$205,433	$427,853
Net realized gain (loss) on investments	(19,454)	21,654	(20,164)	574

Change in net assets resulting from operations	203,417	1,001,164	185,269	428,427

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(25,231)	(125,869)	(92,010)	(197,548)
Institutional Class	(3,057)	(12,238)	(1,298)	(6,344)
Select Class	(153,444)	(754,101)	(57,468)	(126,399)
Service Class	(41,973)	(84,286)	(57,341)	(91,136)
Distributions from net realized gain on investments
Administrative Class	—	(894)	—	(8,792)
Institutional Class	—	(88)	—	(226)
Select Class	—	(5,024)	—	(5,391)
Service Class	—	(1,673)	—	(4,055)

Change in net assets resulting from distributions to shareholders	(223,705)	(984,173)	(208,117)	(439,891)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	617,383,753	1,368,478,722	1,702,249,600	3,419,134,416
Institutional Class	267,099,455	385,385,435	14,123,280	12,210,854
Select Class	1,895,025,598	4,949,063,389	861,895,826	2,088,539,257
Service Class	1,394,325,640	2,804,259,105	1,010,268,362	1,772,162,761
Distributions reinvested
Administrative Class	4	—	407	7,512
Institutional Class	1,256	3,707	482	689
Select Class	27,930	126,135	1,031	2,223
Service Class	18,679	37,423	2,510	4,816
Cost of shares redeemed
Administrative Class	(630,290,427)	(1,450,444,013)	(1,907,746,131)	(3,335,058,329)
Institutional Class	(247,612,297)	(396,406,186)	(3,096,978)	(71,850,255)
Select Class	(1,973,468,327)	(4,845,914,825)	(998,998,447)	(2,137,295,307)
Service Class	(1,401,679,260)	(2,754,297,346)	(911,836,361)	(1,514,137,027)

Change in net assets resulting from share transactions	(79,167,996)	60,291,546	(233,136,419)	233,721,610

Change in net assets	(79,188,284)	60,308,537	(233,159,267)	233,710,146
NET ASSETS:
Beginning of period	3,771,427,664	3,711,119,127	4,206,571,142	3,972,860,996

End of period	$3,692,239,380	$3,771,427,664	$3,973,411,875	$4,206,571,142

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$15,283	$16,117	$(11,076)	$(8,392)

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	25

	Wilmington Prime Money Market Fund		Wilmington U.S. Government Money Market Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	617,383,753	1,368,478,722	1,702,249,600	3,419,134,416
Institutional Class	267,099,455	385,385,435	14,123,280	12,210,854
Select Class	1,895,025,598	4,949,063,389	861,895,826	2,088,539,257
Service Class	1,394,325,640	2,804,259,105	1,010,268,362	1,772,162,761
Distributions reinvested
Administrative Class	4	—	407	7,512
Institutional Class	1,256	3,707	482	689
Select Class	27,930	126,135	1,031	2,223
Service Class	18,679	37,423	2,510	4,816
Shares redeemed
Administrative Class	(630,290,427)	(1,450,444,013)	(1,907,746,131)	(3,335,058,329)
Institutional Class	(247,612,297)	(396,406,186)	(3,096,978)	(71,850,255)
Select Class	(1,973,468,327)	(4,845,914,825)	(998,998,447)	(2,137,295,307)
Service Class	(1,401,679,260)	(2,754,297,346)	(911,836,361)	(1,514,137,027)

Net change resulting from share transactions	(79,167,996)	60,291,546	(233,136,419)	233,721,610

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

26	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington U.S. Treasury Money Market Fund		Wilmington Tax-Exempt Money Market Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income	$62,976	$108,337	$25,389	$54,459
Net realized gain (loss) on investments	(35,667)	927	—	—

Change in net assets resulting from operations	27,309	109,264	25,389	54,459

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Administrative Class	(39,877)	(83,683)	(2,169)	(4,657)
Select Class	(20,049)	(26,899)	(19,978)	(43,418)
Service Class	(680)	(959)	(3,143)	(6,438)

Change in net assets resulting from distributions to shareholders	(60,606)	(111,541)	(25,290)	(54,513)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	764,198,496	1,594,352,762	30,855,725	51,196,573
Select Class	563,400,104	1,501,944,043	222,246,901	703,446,996
Service Class	13,558,376	14,336,458	66,203,230	125,709,359
Distributions reinvested
Administrative Class	34	56	—	—
Select Class	3,211	6,105	269	787
Service Class	—	—	2,898	6,224
Cost of shares redeemed
Administrative Class	(906,531,209)	(1,676,554,899)	(26,059,221)	(54,025,509)
Select Class	(569,234,812)	(1,325,605,795)	(227,178,085)	(659,612,241)
Service Class	(9,210,579)	(13,211,001)	(63,036,959)	(125,669,590)

Change in net assets resulting from share transactions	(143,816,379)	95,267,729	3,034,758	41,052,599

Change in net assets	(143,849,676)	95,265,452	3,034,857	41,052,545
NET ASSETS:
Beginning of period	1,223,711,472	1,128,446,020	502,495,369	461,442,824

End of period	$1,079,861,796	$1,223,711,472	$505,530,226	$502,495,369

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,176	$5,806	$4,475	$4,376

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	764,198,496	1,594,352,762	30,855,725	51,196,573
Select Class	563,400,104	1,501,944,043	222,246,901	703,446,996
Service Class	13,558,376	14,336,458	66,203,230	125,709,359
Distributions reinvested
Administrative Class	34	56	—	—
Select Class	3,211	6,105	269	787
Service Class	—	—	2,898	6,224
Shares redeemed
Administrative Class	(906,531,209)	(1,676,554,899)	(26,059,221)	(54,025,509)
Select Class	(569,234,812)	(1,325,605,795)	(227,178,085)	(659,612,241)
Service Class	(9,210,579)	(13,211,001)	(63,036,959)	(125,669,590)

Net change resulting from share transactions	(143,816,379)	95,267,729	3,034,758	41,052,599

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	27

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON PRIME MONEY MARKET FUND

ADMINISTRATIVE CLASS	2013(a)		2013		2012		2011		2010		2009

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.012
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.012

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.012)
Return of Capital	—		—		—		—		(0.000	)(b)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.012)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.03%		0.03%		0.04%		0.04%		1.25%
Net Assets, End of Period (000’s)	$369,849		$382,757		$464,721		$416,387		$425,103		$447,219
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.80%		0.75%		0.77%		0.74%
Net Expenses(e)	0.14	%(d)	0.17%		0.16%		0.25%		0.26%		0.53%
Net Investment Income	0.01	%(d)	0.03%		0.02%		0.04%		0.04%		1.55%

INSTITUTIONAL CLASS	2013(a)		2013		2012(f)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)

Total Income (Loss) From Operations	0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.03%		0.01%
Net Assets, End of Period (000’s)	$50,543		$31,056		$42,072
Ratios to Average Net Assets
Gross Expense	0.48	%(d)	0.47%		0.46	%(d)
Net Expenses(e)	0.14	%(d)	0.17%		0.16	%(d)
Net Investment Income	0.01	%(d)	0.03%		0.04	%(d)

SELECT CLASS	2013(a)		2013		2012		2011		2010		2009

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.011
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.011

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.011)
Return of Capital	—		—		—		—		(0.000	)(b)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.03%		0.02%		0.01%		0.02%		1.13%
Net Assets, End of Period (000’s)	$2,449,639		$2,528,068		$2,424,783		$345,931		$459,497		$630,429
Ratios to Average Net Assets
Gross Expense	0.72	%(d)	0.72%		0.73%		0.75%		0.77%		0.76%
Net Expenses(e)	0.14	%(d)	0.17%		0.16%		0.28%		0.29%		0.67%
Net Investment Income	0.01	%(d)	0.03%		0.03%		0.01%		0.02%		1.20%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

28	FINANCIAL HIGHLIGHTS

WILMINGTON PRIME MONEY MARKET FUND (continued)

SERVICE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.013
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.013

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.013)
Return of Capital	—		—		—		—		(0.000	)(b)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.013)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.03%		1.30%
Net Assets, End of Period (000’s)	$822,209		$829,547		$779,543		$217,836		$244,661		$320,238
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.96%		0.98%		1.00%		1.02%		1.00%
Net Expenses(e)	0.14	%(d)	0.19%		0.18%		0.28%		0.28%		0.49%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.03%		1.42%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	29

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.012
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.012

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.012)
Return of Capital	—		—		—		(0.000	)(b)	(0.000	)(b)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.012)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.02%		1.23%
Net Assets, End of Period (000’s)	$1,679,688		$1,885,193		$1,801,115		$1,493,139		$1,582,317		$1,642,160
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.96%		0.79%		0.73%		0.74%		0.73%
Net Expenses(e)	0.08	%(d)	0.15%		0.12%		0.25%		0.29%		0.58%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.02%		1.17%

INSTITUTIONAL CLASS	2013(a)		2013		2012(f)
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)

Total Income (Loss) From Operations	0.000		0.000		0.000

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)

Total Distributions	(0.000)		(0.000)		(0.000)

Net Asset Value, End of Period	$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.00%
Net Assets, End of Period (000’s)	$36,710		$25,683		$85,322
Ratios to Average Net Assets
Gross Expense	0.47	%(d)	0.46%		0.46	%(d)
Net Expenses(e)	0.08	%(d)	0.15%		0.13	%(d)
Net Investment Income	0.01	%(d)	0.01%		0.01	%(d)

SELECT CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.013
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.013

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.013)
Return of Capital	—		—		—		(0.000	)(b)	(0.000	)(b)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.013)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.02%		1.34%
Net Assets, End of Period (000’s)	$1,027,280		$1,164,388		$1,213,146		$355,506		$496,004		$1,394,758
Ratios to Average Net Assets
Gross Expense	0.71	%(d)	0.71%		0.72%		0.74%		0.75%		0.73%
Net Expenses(e)	0.08	%(d)	0.15%		0.12%		0.26%		0.32%		0.48%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.02%		1.38%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

30	FINANCIAL HIGHLIGHTS

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND (continued)

SERVICE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.011
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.011

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.011)
Return of Capital	—		—		—		(0.000	)(b)	(0.000	)(b)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.011)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.02%		1.14%
Net Assets, End of Period (000’s)	$1,229,734		$1,131,306		$873,278		$35,561		$35,502		$42,427
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.96%		0.97%		0.98%		1.00%		0.99%
Net Expenses(e)	0.08	%(d)	0.14%		0.13%		0.25%		0.30%		0.73%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.02%		0.97%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.
(f)	Reflects investment operations for the period from March 12, 2012 to April 30, 2012.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	31

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.006
Net Realized and Unrealized Gain (Loss)on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.006

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.006)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.02%		0.58%
Net Assets, End of Period (000’s)	$684,747		$827,103		$909,306		$676,070		$654,530		$752,284
Ratios to Average Net Assets
Gross Expense	0.97	%(d)	0.97%		0.80%		0.74%		0.73%		0.74%
Net Expenses(e)	0.06	%(d)	0.14%		0.06%		0.16%		0.22%		0.54%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.03%		0.39%

SELECT CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.005
Net Realized and Unrealized Gain (Loss)on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.005

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.005)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.02%		0.54%
Net Assets, End of Period (000’s)	$380,733		$386,574		$210,231		$71,929		$141,648		$133,754
Ratios to Average Net Assets
Gross Expense	0.72	%(d)	0.73%		0.73%		0.74%		0.74%		0.74%
Net Expenses(e)	0.06	%(d)	0.14%		0.06%		0.17%		0.20%		0.60%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.02%		0.48%

SERVICE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.004
Net Realized and Unrealized Gain (Loss) on Investments	0.000	(b)	0.000	(b)	0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.004

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.004)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.02%		0.43%
Net Assets, End of Period (000’s)	$14,382		$10,034		$8,909		$10,627		$10,755		$10,271
Ratios to Average Net Assets
Gross Expense	0.98	%(d)	0.97%		0.99%		0.99%		0.98%		0.99%
Net Expenses(e)	0.06	%(d)	0.14%		0.06%		0.16%		0.20%		0.74%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.02%		0.45%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

32	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON TAX-EXEMPT MONEY MARKET FUND

ADMINISTRATIVE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.001		0.012
Net Realized and Unrealized Gain (Loss) on Investments	—		—		0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.001		0.012

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.001)		(0.012)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.06%		1.25%
Net Assets, End of Period (000’s)	$43,480		$38,684		$41,513		$33,322		$36,870		$49,143
Ratios to Average Net Assets
Gross Expense	1.00	%(d)	0.99%		0.87%		0.83%		0.78%		0.78%
Net Expenses(e)	0.10	%(d)	0.16%		0.23%		0.39%		0.45%		0.56%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.03%		0.06%		1.21%

SELECT CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.001		0.014
Net Realized and Unrealized Gain (Loss) on Investments	—		—		0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.001		0.014

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	0.000	(b)	0.000	(b)	(0.001)		(0.014)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.03%		0.09%		1.40%
Net Assets, End of Period (000’s)	$401,456		$406,386		$362,551		$108,802		$83,916		$180,584
Ratios to Average Net Assets
Gross Expense	0.75	%(d)	0.74%		0.77%		0.83%		0.78%		0.78%
Net Expenses(e)	0.10	%(d)	0.15%		0.23%		0.39%		0.41%		0.42%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.03%		0.10%		1.14%

SERVICE CLASS	2013(a)		2013		2012		2011		2010		2009
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.010
Net Realized and Unrealized Gain (Loss) on Investments	—		—		0.000	(b)	—		—		—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.000		0.000		0.010

Less Distributions From:
Net Investment Income	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.000	)(b)	(0.010)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(c)	0.01%		0.01%		0.01%		0.01%		0.03%		1.00%
Net Assets, End of Period (000’s)	$60,594		$57,425		$57,379		$11,779		$18,949		$21,338
Ratios to Average Net Assets
Gross Expense	1.00	%(d)	0.99%		1.02%		1.08%		1.04%		1.03%
Net Expenses(e)	0.10	%(d)	0.16%		0.23%		0.41%		0.47%		0.80%
Net Investment Income	0.01	%(d)	0.01%		0.01%		0.01%		0.04%		0.99%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Represents less than $0.001.
(c)	Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers voluntarily waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	33

Wilmington Funds

October 31, 2013 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 19 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Prime Money Market Fund
(“Prime Money Market Fund”)(d)
Wilmington U.S. Government Money Market Fund
(“U.S. Government Money Market Fund”)(d)
Wilmington U.S. Treasury Money Market Fund
(“U.S. Treasury Money Market Fund”)(d)
Wilmington Tax-Exempt Money Market Fund
(“Tax-Exempt Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
The Fund seeks to provide current income while maintaining liquidity and stability of principal.
The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

34	NOTES TO FINANCIAL STATEMENTS (continued)

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2013, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Prime Money Market Fund
Credit Suisse First Boston LLC	$115,600,000	$115,600,000	$—	$—
Deutsche Bank Securities, Inc.	120,000,000	120,000,000	—	—
TD Securities, Inc.	100,000,000	100,000,000	—	—

	$335,600,000	$335,600,000	$—	$—

U.S. Government Money Market Fund
Barclays Capital, Inc.	$180,000,000	$180,000,000	$—	$—
Credit Suisse First Boston LLC	93,500,000	93,500,000	—	—
Deutsche Bank Securities, Inc.	325,000,000	325,000,000	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	110,000,000	110,000,000	—	—
TD Securities, Inc.	275,000,000	275,000,000	—	—
TD Securities, Inc.	100,000,000	100,000,000	—	—

	$1,083,500,000	$1,083,500,000	$—	$—

U.S. Treasury Money Market Fund
Barclays Capital, Inc.	$75,000,000	$75,000,000	$—	$—
Credit Suisse First Boston LLC	100,900,000	100,900,000	—	—
Deutsche Bank Securities, Inc.	110,000,000	110,000,000	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	100,000,000	100,000,000	—	—

	$385,900,000	$385,900,000	$—	$—

(1)    Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax are necessary.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	35

3.	FEDERAL TAX INFORMATION

As of April 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the years ended 2012, 2011 and 2010, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding years as reported on the Statements of Changes in Net Assets were as follows:

	2013			2012
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains
Prime Money Market Fund	$984,173		$—	$435,057		$—
U.S. Government Money Market Fund	439,891		—	275,610		—
U.S. Treasury Money Market Fund	111,541		—	145,379		—
Tax-Exempt Money Market Fund	54,513	**	—	22,837	***	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**	Included in this amount is tax exempt income of $54,513.
***	Included in this amount is tax exempt income of $22,756.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Prime Money Market Fund	$88,918	$—	$(57,154)	$—	$—
U.S. Government Money Market Fund	25,638	—	(33,456)	—	—
U.S. Treasury Money Market Fund	15,402	—	(9,596)	—	—
Tax-Exempt Money Market Fund	8,685	—	(4,309)	—	(72,058)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through				Short-Term Post-Effective No Expiration	Total Capital Loss Carryforwards
Fund	2016	2017	2018	2019
Tax-Exempt Money Market Fund	$6,657	$63,251	$2,115	$—	$35	$72,058

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. At April 30, 2013, the Funds had no Post-October or Late Year losses to defer.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

36	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Advisory Fee Annual Rate
Prime Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%
Tax-Exempt Money Market Fund	0.40%

WFMC has voluntarily agreed to reduce its advisory fee and/or reimburse each of the Fund’s operating expenses, or certain “class-specific fees and expenses” to prevent each Fund’s (or class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time.

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.033%	On the first $5 billion
	0.020%	On the next $2 billion
	0.016%	On the next $3 billion
	0.015%	On assets in excess of $10 billion
BNYM	0.0285%	On the first $500 million
	0.0280%	On the next $500 million
	0.0275%	On assets in excess of $1 billion

On September 30, 2013, the Board of Trustees voted to change the fee schedule for WFMC. Effective October 1, 2013, these services were provided for at an aggregate annual fee as specified below.

Administration	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	On the first $5 billion
	0.030%	On the next $2 billion
	0.025%	On the next $3 billion
	0.018%	On assets in excess of $10 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2013, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, no affiliates of the Advisor received these fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T, an affiliate of the Advisor, has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, M&T received a portion of the fees paid by the following Funds which are listed below:

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	37

Fund	Shareholder Services Fee
Prime Money Market Fund	$19,262

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides fund accounting and custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is March 10, 2014. The Funds did not utilize the LOC for the six months ended October 31, 2013.

6.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

38

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On August 22, 2013 in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “Special Meeting”). The primary purpose of the Special Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 11-12, 2013 (the “Regular Meeting”).

In preparation for the Special Meeting, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2013) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2013 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar peer group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided;

•	The Advisor’s cost of providing the services;

•	The extent to which the Advisor realizes economies of scale as the Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions with the Fund; and

•	The financial stability of the Advisor and its parent company.

As part of the Special Meetings, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the Regular Meeting.

At the Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the Special Meeting. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high.

Certain of the information considered by the Board with respect to specific Funds is summarized below.

Wilmington Prime Money Market Fund

The Board considered that the Fund’s actual advisory fee rate was above the Fund’s expense group median but that its total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance in the highest quartile of its performance universe for the one- and three-year periods and below the performance universe median for the five-year period ended June 30, 2013. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s advisory agreement.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	39

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the performance universe median for the one- and five-year periods and approximately at the performance universe median for the three-year period ended June 30, 2013. The Board considered that the Fund’s actual advisory fee rate was only 2 basis points above its expense group median, that the Advisor considers the Fund to be managed more conservatively than its peers, and that the Fund’s expenses were in a reasonable range given the Fund’s performance.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance above the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board considered that the Fund’s expenses were in a reasonable range given the Fund’s performance.

Wilmington Tax-Exempt Money Market Fund

The Board considered that the Fund’s actual advisory fee rate was at the Fund’s expense group median and that its total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Select Class shares had achieved total return performance at the performance universe median for the one-year period and approximately at the performance universe median for the three- and five-year periods ended June 30, 2013

*****

At the Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to each Fund by the Advisor were appropriate and consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

40

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”

2.)	Click on the link “Sign up for Electronic Delivery”

3.)	Login to your account or create new user ID

4.)	Select E-Delivery Consent from the available options, and

5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

41

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

42

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

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WILMINGTON
FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Co-Administrator, Accountant, and Custodian
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-MM-1013

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON TRUST

October 31, 2013 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Fixed Income Funds

Wilmington Broad Market Bond Fund

Wilmington Intermediate-Term Bond Fund

Wilmington Short-Term Corporate Bond Fund

Wilmington Short Duration Government Bond Fund

Wilmington Municipal Bond Fund

Wilmington Maryland Municipal Bond Fund

Wilmington New York Municipal Bond Fund

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)

Wilmington Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

PRESIDENT’S MESSAGE

President’s Message	i

WILMINGTON FUNDS SEMI-ANNUAL REPORT

Shareholder Expense Example	5

Portfolios of Investments	7

Notes to Portfolios of Investments	43

Statements of Assets and Liabilities	46

Statements of Operations	48

Statements of Changes in Net Assets	50

Financial Highlights	56

Notes to Financial Statements.	63

Board Approval of Investment Advisory Agreements	71

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i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2013 through October 31, 2013. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

By the numbers, 2013 is shaping up as a solid, if not overly impressive, year. During the first three quarters of calendar year 2013, the U.S. economy has grown 1.6% from the same period in 2012. Barring a miracle, this year’s growth won’t match last year’s 2.8%.

While consumption spending hasn’t wowed, the U.S. consumer has proved remarkably consistent. In each of the first three calendar quarters, consumption rose at an annualized rate of at least 1% from the previous quarter, contributing to a streak of nine consecutive quarters with growth between 1% and 2%.

Encouragingly, businesses have come to the table. Investment in both fixed property and inventories contributed generously to economic growth in the second and third quarters. And in the third quarter, government spending rose marginally from second-quarter levels, its first sequential increase since the third quarter of 2012.

The Blue Chip Economic Indicators consensus projects economic growth of 1.8% in the fourth quarter and 2.5% in 2014. Progress in three key areas justifies that optimism.

•

Labor: In the six months from May through October, U.S. nonfarm payrolls swelled by more than 1 million jobs. Through the end of November, the economy has recouped more than 85% of the 8.7 million jobs lost in the Great Recession.

•	Housing: While the sales recovery has stalled, home prices continue to rise. In October, the median existing home sold for just shy of $200,000, up nearly 13% from a year earlier.

•	Personal income: In the six months from May through October, personal income rose 3.6% from the same period in 2012 – more than enough to support continued gains in consumption spending.

Unfortunately, the economy’s cautiously optimistic story may get blown away by something more insistent—a blustery wind from Washington. The government shutdown ended in October, but the issues that sparked the dispute—spending and borrowing—still fester in the hearts of politicians on both sides of the aisle.

Congress has funded the government through Jan. 15, and the debt ceiling will slam back down on Feb. 7. Rhetoric has already begun to fly, with no middle ground in sight at the moment. The longer the battle rages, the more nervous investors will become. But like all storms, the budget wrangle will eventually blow over. While we expect the compromise to leave both sides irritated and unsatisfied, it shouldn’t have a lasting effect on either consumers or markets.

Sources: Bureau of Economic Analysis, Bureau of Labor Statistics, National Association of Realtors, Federal Reserve, Wall Street Journal, and Blue Chip Economic Indicators data provided by Aspen Publishers.

The Bond Markets

Bond investors absorbed a lot of red ink in the six months from May through October. While we could cite reams of numbers, the journey of the 10-year U.S. Treasury note, probably the market’s most important benchmark, tells the tale just fine on its own. At the end of April, the bond yielded 1.70%. At the end of October, the bond yielded 2.57%. That 87-basis-point (+0.87%) rise in yield equated to a –6.70% decline in the value of the most recent 10-year Treasury, issued in February.

During the six-month period, the Barclays U.S. Aggregate Bond Index1 returned –1.97%. Tax-free bonds performed even worse, with the Barclays Municipal Bond Index’s2 –3.44% return lagging indices for the three main components of the Aggregate Bond Index – investment-grade corporates, Treasuries, and mortgage-backed securities (MBS). As the returns below illustrate, all three of the taxable sectors contributed to the broad index’s weakness. The Barclays U.S. Mortgage-Backed Securities Index3 delivered a –0.81% return, the strongest of the sectors, lifted by a 2.10% return during the last two months of the fiscal period.

Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and yield of a fixed income security.

10-year U.S. Treasury Note is a debt owed by the United States government for a period of ten years. Each note has a stated interest rate, which is paid semi-annually. Because the United States is seen as a very low-risk borrower, many investors see 10-year Treasury Note interest rates as indicative of the wider bond market.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

ii

Whether bond returns improve going forward depends in part on when and how the Federal Reserve decides to taper its $85 billion per month in asset purchases. Fed Chairman Ben Bernanke’s hints about tapering in May deserve at least some of the credit for the upward climb of yields, and bonds rallied slightly when the Fed failed to begin tapering as expected in September.

These moves suggest the bond market will react negatively to news of tapering, though the risk is weighted toward longer-term bonds, as both Bernanke and likely successor Janet Yellen seem prepared to keep short-term rates low even after tapering begins. The Fed could start tapering as soon as its December meeting, but a Bloomberg survey projects the move in March.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain Barclays Indices performed as follows4:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[5]	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[6]	Barclays Municipal Bond Index

-1.97%	-2.22%	-0.81%	-3.08%	-3.44%

The Stock Markets

U.S. stocks delivered a solid performance in the six-month period from May through October, paced by cyclical sectors. The S&P 500 Index7 of large-cap stocks returned 11.15% for the period, posting a fresh all-time high in October. The index’s industrial and consumer-discretionary sectors returned at least 17% in the six-month period, while defensive sectors underperformed. Utilities and telecom services posted negative returns, while consumer staples returned less than 5%.

Small-cap stocks outgained the big boys, with the S&P SmallCap 600 Index8 returning 19.54% during the six-month period and the Russell 2000 Index9 up 16.90%. Growth outperformed value, with the S&P 500 Growth Index10 returning 12.19% versus 10.05% for the Value Index11.

In the U.S., stocks responded positively to corporate earnings for the third quarter, but another big test looms. According to Thomson Reuters, S&P 500 companies have issued 95 negative preannouncements regarding fourth-quarter earnings, versus just nine positive statements. If the negative-to-positive ratio of 10.6-to-1 holds, it would be the most negative guidance on record.

The Thomson Reuters consensus calls for the S&P 500’s per-share profits to rise 8.1% year-over-year in the fourth quarter and 7.1% in the first quarter of 2014 before rebounding to double-digit growth for the rest of the year. Investors would welcome such growth, as the index last delivered double-digit profit gains in the third quarter of 2011.

Foreign stocks came on strong in September and October but still lagged U.S. equities during the six-month period, hindered by concerns about economic growth. The MSCI EAFE (Europe, Australasia, and Far East) Index12, which focuses on developed markets, returned 8.53% during the six-month period, while the MSCI Emerging Market Index13 managed just 1.18%.

Europe has taken some steps to improve its financial situation. However, the euro zone’s economy expanded at an annualized rate of just 0.4% in the third quarter. The largest emerging economies continue to grow faster than Europe, but China’s expansion has slowed and neither Brazil nor Russia is expected to top 3% economic growth this year or next year.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]
11.15%	6.06%	18.55%	6.66%

The Trust, with assets of $12.8 billion as of October 31, 2013, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility, and professional management you need.18.

Sincerely,

Sam Guerrieri

President

December 6, 2013

October 31, 2013 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus which is available on wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.

Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

2.

Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

3.

Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.

4.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5.

Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

6.

Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

7.

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.

10.

The S&P 500 Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.

11.

The S&P 500 Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.

12.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.

13.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index.

14.

Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.

15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.

MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.

17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
18.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

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5

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$980.40	$4.89	0.98%
Class I	$1,000.00	$981.60	$3.25	0.65%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.27	$4.99	0.98%
Class I	$1,000.00	$1,021.93	$3.31	0.65%

WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$ 987.60	$4.56	0.91%
Class I	$1,000.00	$ 990.10	$3.01	0.60%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.62	$4.63	0.91%
Class I	$1,000.00	$1,022.18	$3.06	0.60%

WILMINGTON SHORT-TERM CORPORATE BOND FUND
Actual
Class A	$1,000.00	$1,000.80	$4.34	0.86%
Class I	$1,000.00	$1,002.00	$3.08	0.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class I	$1,000.00	$1,022.13	$3.11	0.61%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

6

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A	$1,000.00	$994.80	$4.47	0.89%
Class I	$1,000.00	$996.10	$3.22	0.64%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.72	$4.53	0.89%
Class I	$1,000.00	$1,021.98	$3.26	0.64%

WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 978.70	$4.29	0.86%
Class I	$1,000.00	$ 979.30	$3.04	0.61%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.87	$4.38	0.86%
Class I	$1,000.00	$1,022.13	$3.11	0.61%

WILMINGTON MARYLAND MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 977.00	$4.73	0.95%
Class I	$1,000.00	$ 978.40	$3.34	0.67%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.42	$4.84	0.95%
Class I	$1,000.00	$1,021.83	$3.41	0.67%

WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$ 979.50	$4.19	0.84%
Class I	$1,000.00	$ 980.80	$2.95	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period.

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	49.3%
U.S. Treasury	23.9%
Mortgage-Backed Securities	16.5%
Government Agencies	4.1%
Collateralized Mortgage Obligations	3.9%
Enhanced Equipment Trust Certificates	0.7%
Asset-Backed Securities	0.7%
Cash Equivalents[1]	3.5%
Other Assets and Liabilities – Net[2]	(2.6)%

TOTAL	100.0%

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	0.8%
AA	5.6%
A	16.3%
BBB	29.1%
BB	4.9%
D	0.3%
NR	3.4%
U.S. Government Agency Securities	18.3%
U.S. Treasuries	23.9%
Other Assets and Liabilities – Net[2]	(2.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.7%

FINANCIAL SERVICES – 0.5%

LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26•,Ω	$1,147,175	$1,277,752

WHOLE LOAN – 0.2%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,S,•, Ω	416,471	417,653

TOTAL ASSET-BACKED SECURITIES
(COST $1,563,646)		$1,695,405

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.9%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.9%

Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A2, 5.63%, 4/10/49Δ,S	136,868	139,830

Extended Stay America Trust,
Series 2013-ESH5, Class A15,
1.28%, 12/05/31•,Ω	800,000	777,562

JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CIBC18, Class A4,
5.44%, 6/12/47	588,000	651,522

Description	Par Value	Value

Morgan Stanley Capital I Trust,
Series 2004-IQ7, Class A4,
5.40%, 6/15/38Δ,S	$668,209	$678,238

Morgan Stanley Capital I Trust,
Series 2005-T19, Class AAB,
4.85%, 6/12/47S	99,219	99,948

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$2,347,100

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.8%

Series 1988-23, Class C, 9.75%, 9/25/18	4,700	5,290

Series 2005-29, Class WC, 4.75%, 4/25/35	65,545	70,739

Series 2012-114, Class VM,
3.50%, 10/25/25	4,476,128	4,668,632

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$4,744,661

WHOLE LOAN – 1.2%

Banc of America Mortgage Trust,
Series 2004-A, Class 2A1,
2.93%, 2/25/34Δ,S	296,883	283,396

Countrywide Home Loan Mortgage
Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	951,024	974,750

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	798,775	704,961

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	$1,155,428	$1,198,921

TOTAL WHOLE LOAN		$3,162,028

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $10,647,520)		$10,253,789

CORPORATE BONDS – 49.3%

AEROSPACE & DEFENSE – 1.1%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,735,000	1,854,684

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,058,441

TOTAL AEROSPACE & DEFENSE		$2,913,125

AUTOMOTIVE – 4.0%

Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21•,Ω	250,000	258,407

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.88%, 1/15/15	800,000	828,601

Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	250,000	271,232

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,249,613

Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	291,372

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	570,378

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,150,001

Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	463,964

General Motors Co.,
Sr. Unsecured, 6.25%, 10/02/43•,Ω	2,000,000	2,090,000

General Motors Financial Co, Inc.,
Company Guaranteed, 2.75%, 5/15/16•,Ω	600,000	612,000

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17•,Ω	300,000	320,250

Harley-Davidson Funding Corp.,
Company Guaranteed, 5.75%, 12/15/14•,Ω	500,000	527,611

Hyundai Capital America,
Company Guaranteed, 4.00%, 6/08/17•,Ω	250,000	265,254

Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	251,751

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	575,000	580,277

Hyundai Capital Services, Inc.,
Sr. Unsecured, 3.50%, 9/13/17•,Ω	250,000	261,733

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	300,000	307,922

TOTAL AUTOMOTIVE		$10,300,366

BEVERAGES – 0.4%

Anheuser-Busch InBev Worldwide, Inc.,
Company Guaranteed, 8.20%, 1/15/39	500,000	754,278

Description	Par Value	Value

Diageo Capital PLC,
Company Guaranteed, 3.88%, 4/29/43	$390,000	$345,467

TOTAL BEVERAGES		$1,099,745

BUILDING MATERIALS – 0.4%

Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,047,669

CAPITAL MARKETS – 3.0%

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	287,516

Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	370,000	375,840

Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	274,138

Goldman Sachs Group, Inc.,
Sr. Unsecured, 3.30%, 5/03/15	1,000,000	1,035,863

Goldman Sachs Group, Inc.,
Sr. Unsecured, 1.44%, 4/30/18Δ,S	1,850,000	1,868,722

Merrill Lynch & Co., Inc.,
Sr. Unsecured, MTN, 5.45%, 7/15/14	400,000	413,423

Morgan Stanley,
Sr. Unsecured, 1.86%, 1/24/14Δ,S	450,000	450,804

Morgan Stanley,
Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,035,418

Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ,S	1,050,000	1,063,337

Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,058,041

TOTAL CAPITAL MARKETS		$7,863,102

COAL – 0.5%

CONSOL Energy, Inc.,
Company Guaranteed, 8.00%, 4/01/17S	1,125,000	1,198,125

COMMERCIAL BANKS – 2.9%

BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	737,162

Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,355,533

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,247,389

HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	1,465,000	1,503,332

PNC Bank N.A.,
Subordinated Note, 2.95%, 1/30/23	350,000	330,171

PNC Funding Corp.,
Bank Guaranteed, 0.47%, 1/31/14Δ,S	500,000	500,025

Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16Δ	500,000	533,712

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	242,160

Wells Fargo & Co.,
Subordinated, 5.38%, 11/02/43	1,030,000	1,043,995

TOTAL COMMERCIAL BANKS		$7,493,479

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

COMMERCIAL FINANCE – 0.1%

General Electric Capital Corp.,
Subordinated Note, 5.30%, 2/11/21	$250,000	$278,746

COMMERCIAL SERVICES & SUPPLIES – 0.4%

Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	971,000	956,507

COMPUTERS – 0.6%

Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	509,641

Hewlett-Packard Co.,
Sr. Unsecured, 3.00%, 9/15/16	500,000	517,978

Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	508,768

TOTAL COMPUTERS		$1,536,387

CONSUMER FINANCE – 0.4%

American Express Co.,
Sr. Unsecured, 0.85%, 5/22/18Δ,S	655,000	656,329

Capital One Financial Corp.,
Sr. Unsecured, 7.38%, 5/23/14S	250,000	259,229

TOTAL CONSUMER FINANCE		$915,558

DIVERSIFIED FINANCIAL SERVICES – 4.5%

Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,422,436

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	1,275,000	1,268,429

Bank of America Corp.,
Sr. Unsecured, MTN, 1.32%, 3/22/18Δ,S	1,500,000	1,519,482

Citigroup, Inc.,
Notes, MTN, 5.50%, 10/15/14	223,000	233,081

Citigroup, Inc.,
Sr. Unsecured, 0.40%, 3/07/14Δ,S	275,000	274,851

Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	500,000	501,170

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	1,155,000	1,168,657

Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	271,362

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	319,994

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	1,000,000	1,170,242

JPMorgan Chase & Co.,
Sr. Unsecured, 4.65%, 6/01/14S	500,000	512,281

JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	500,000	517,522

JPMorgan Chase & Co.,
Sr. Unsecured, 2.00%, 8/15/17	1,100,000	1,112,049

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	173,829

JPMorgan Chase & Co.,
Sr. Unsecured, 4.63%, 5/10/21	100,000	108,694

Description	Par Value	Value

JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	$380,000	$356,133

JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.26%, 5/15/47Δ,S	1,000,000	739,835

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,670,047

ELECTRIC – 4.1%

CMS Energy Corp.,
Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,110,207

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	300,000	349,572

Dominion Resources, Inc.,
Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	561,302

DTE Energy Co.,
Sr. Unsecured, 7.63%, 5/15/14S	250,000	259,152

Duke Energy Corp.,
Sr. Unsecured, 6.30%, 2/01/14S	714,000	724,175

Duke Energy Florida, Inc.,
1st Mortgage, 6.35%, 9/15/37	425,000	528,172

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	2,300,000	2,450,433

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	747,458

FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	2,285,000	2,251,263

System Energy Resources, Inc.,
1st Mortgage, 4.10%, 4/01/23	500,000	504,900

TOTAL ELECTRIC		$10,486,634

ENVIORNMENTAL CONTROL – 0.6%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,465,000	1,518,150

FOOD PRODUCTS – 0.7%

McCormick & Co., Inc.,
Sr. Unsecured, 5.75%, 12/15/17	500,000	583,011

McCormick & Co., Inc.,
Sr. Unsecured, 3.90%, 7/15/21	500,000	528,804

WM Wrigley Jr. Co.,
Sr. Secured, 3.70%, 6/30/14•,Ω	500,000	510,228

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	125,000	125,302

TOTAL FOOD PRODUCTS		$1,747,345

FOOD RETAILING – 0.5%

Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	250,000	263,872

Kroger Co.,
Company Guaranteed, 8.00%, 9/15/29	500,000	640,159

Kroger Co.,
Sr. Unsecured, 2.20%, 1/15/17	250,000	255,167

TOTAL FOOD RETAILING		$1,159,198

FOREST PRODUCTS & PAPER – 0.8%

International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	2,000,000	2,121,915

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

HEALTH CARE PROVIDERS & SERVICES – 0.4%

UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	$250,000	$290,218

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	560,000	528,501

UnitedHealth Group, Inc.,
Sr. Unsecured, 3.95%, 10/15/42	290,000	254,361

TOTAL HEALTH CARE PROVIDERS & SERVICES		$1,073,080

HOME FURNISHINGS – 0.9%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	350,000	393,617

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,578,448

Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	210,000	207,663

TOTAL HOME FURNISHINGS		$2,179,728

INSURANCE – 3.6%

American International Group, Inc.,
Sr. Unsecured, 3.80%, 3/22/17	2,000,000	2,142,216

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	425,000	397,095

CNA Financial Corp.,
Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,144,761

Lincoln National Corp.,
Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,038,655

MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	400,000	427,577

MetLife, Inc.,
Sr. Unsecured, 4.75%, 2/08/21	500,000	553,621

Principal Financial Group, Inc.,
Company Guaranteed, 3.30%, 9/15/22	250,000	245,302

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	518,959

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.20%, 1/15/15	500,000	532,745

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,047,171

WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	280,000	341,272

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,051,359

TOTAL INSURANCE		$9,440,733

IRON/STEEL – 0.4%

Cliffs Natural Resources, Inc.,
Sr. Unsecured, 3.95%, 1/15/18#	1,030,000	1,044,110

MEDIA – 2.0%

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	1,500,000	1,574,645

Description	Par Value	Value

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 5.15%, 3/15/42	$500,000	$453,453

NBCUniversal Enterprise, Inc., Company Guaranteed,
0.78%, 4/15/16Δ,S ,•,Ω	420,000	421,670

TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	455,592

Viacom, Inc.,
Sr. Unsecured, 4.38%, 9/15/14	350,000	361,271

Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,142,734

Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	850,000	855,349

TOTAL MEDIA		$5,264,714

METALS & MINING – 0.5%

Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	550,000	584,639

Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	1,000,000	808,747

TOTAL METALS & MINING		$1,393,386

MISCELLANEOUS MANUFACTURING – 1.2%

Eaton Corp.,
Company Guaranteed, 4.00%, 11/02/32•,Ω	400,000	371,543

GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67Δ	1,000,000	1,080,000

Ingersoll-Rand Co., Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	900,000	976,158

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	251,360

Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	500,000	534,318

TOTAL MISCELLANEOUS MANUFACTURING		$3,213,379

OIL & GAS – 4.3%

Anadarko Finance Co., Series B, Company Guaranteed,
7.50%, 5/01/31	1,000,000	1,276,197

Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	225,000	254,446

Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,540,000	1,362,514

Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16•,Ω	800,000	812,285

Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	506,264

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	1,570,000	1,724,213

Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	680,000	677,372

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,250,000	1,304,259

Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	567,103

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Sunoco, Inc.,
Company Guaranteed, 9.63%, 4/15/15	$550,000	$616,200

Transocean, Inc.,
Company Guaranteed, 4.95%, 11/15/15	450,000	482,650

Valero Energy Corp.,
Company Guaranteed, 4.75%, 4/01/14S	550,000	559,462

Valero Energy Corp.,

Company Guaranteed, 4.50%, 2/01/15	1,000,000	1,045,203

TOTAL OIL & GAS		$11,188,168

OIL & GAS FIELD SERVICES – 0.4%

Weatherford International Ltd.,
Company Guaranteed, 6.00%, 3/15/18	1,000,000	1,127,662

PHARMACEUTICALS – 0.3%

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	460,000	435,895

Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	400,000	379,630

TOTAL PHARMACEUTICALS		$815,525

PIPELINES – 2.1%

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	870,000	830,088

Enterprise Products Operating LLC,
Company Guaranteed, 5.70%, 2/15/42	500,000	535,683

Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68Δ	2,000,000	2,225,000

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 5.00%, 2/01/21	500,000	553,507

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	998,248

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	400,000	401,142

TOTAL PIPELINES		$5,543,668

REAL ESTATE INVESTMENT TRUSTS – 4.5%

American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	1,000,000	1,012,323

BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,050,113

Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	650,000	692,943

CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	546,539

Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	1,000,000	1,045,450

HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	566,256

Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	269,215

Description	Par Value	Value

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	$2,215,000	$2,212,033

Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	304,772

ProLogis LP,
Company Guaranteed, 2.75%, 2/15/19	450,000	453,872

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	1,245,000	1,244,743

Ventas Realty LP,
Company Guaranteed, 5.70%, 9/30/43	380,000	400,054

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	2,000,000	1,955,667

TOTAL REAL ESTATE INVESTMENT TRUSTS		$11,753,980

RETAIL – 0.1%

CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	244,000	279,896

TELECOMMUNICATIONS – 1.5%

Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17•,Ω	2,000,000	2,146,932

Verizon Communications, Inc.,
Sr. Unsecured, 1.25%, 11/03/14	295,000	297,327

Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	1,260,000	1,426,528

TOTAL TELECOMMUNICATIONS		$3,870,787

TRANSPORTATION – 1.5%

CSX Corp.,
Sr. Unsecured, 7.90%, 5/01/17	1,114,000	1,333,420

CSX Corp.,
Sr. Unsecured, 4.75%, 5/30/42	250,000	244,105

Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	295,324

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	309,052

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	509,540

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,155,000	1,168,519

TOTAL TRANSPORTATION		$3,859,960

TRUCKING & LEASING – 0.6%

GATX Corp.,
Sr. Unsecured, 8.75%, 5/15/14S	500,000	521,073

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,000,000	1,050,259

TOTAL TRUCKING & LEASING		$1,571,332

TOTAL CORPORATE BONDS
(COST $123,884,819)		$127,926,206

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.7%

AIRLINES – 0.7%

American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	428,172	448,243

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	$212,840	$243,568

Delta Air Lines 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	336,375	375,899

Delta Air Lines 2009-1,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	357,112	413,803

United Air Lines 2009-2A,
Pass-Through Certificates, 9.75%, 1/15/17	329,437	379,059

TOTAL AIRLINES		$1,860,572

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $1,663,936)		$1,860,572

GOVERNMENT AGENCIES – 4.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%

5.25%, 6/18/14	175,000	180,645

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%

1.25%, 10/02/19#	4,300,000	4,146,239

1.75%, 5/30/19	2,000,000	1,998,793

2.38%, 1/13/22	125,000	122,558

4.38%, 7/17/15	500,000	534,744

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,802,334

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%

1.38%, 11/15/16#	500,000	510,839

4.88%, 12/15/16	700,000	790,699

5.00%, 5/11/17	750,000	856,437

6.25%, 5/15/29	750,000	969,876

7.25%, 5/15/30#	400,000	568,977

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$3,696,828

TOTAL GOVERNMENT AGENCIES
(COST $10,439,516)		$10,679,807

MORTGAGE-BACKED SECURITIES – 16.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 10.6%

Pool A13990, 4.50%, 10/01/33	80,471	86,831

Pool A93415, 4.00%, 8/01/40	3,828,674	4,023,900

Pool A93505, 4.50%, 8/01/40	3,480,353	3,716,232

Pool A97047, 4.50%, 2/01/41	2,449,085	2,616,863

Pool B17616, 5.50%, 1/01/20	103,328	105,958

Pool C00478, 8.50%, 9/01/26	26,369	30,377

Pool C01272, 6.00%, 12/01/31	70,374	77,729

Pool C03750, 3.50%, 2/01/42	645,602	660,451

Pool C04305, 3.00%, 11/01/42	4,276,375	4,201,398

Pool C09020, 3.50%, 11/01/42	4,780,002	4,889,949

Pool E09010, 2.50%, 9/01/27	1,946,026	1,971,753

Description	Par Value	Value

Pool G01625, 5.00%, 11/01/33	$98,512	$107,138

Pool G02296, 5.00%, 6/01/36	600,124	651,545

Pool G02390, 6.00%, 9/01/36	23,673	26,044

Pool G03703, 5.50%, 12/01/37	73,035	79,146

Pool G04776, 5.50%, 7/01/38	262,700	284,348

Pool G06222, 4.00%, 1/01/41	3,660,639	3,847,297

Pool G08097, 6.50%, 11/01/35	40,326	45,085

Pool G12709, 5.00%, 7/01/22	147,206	157,084

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$27,579,128

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.7%

Pool, 5.00%,	8,600,000	9,351,156

Pool 254007, 6.50%, 10/01/31	36,499	40,882

Pool 254759, 4.50%, 6/01/18	149,947	160,071

Pool 254833, 4.50%, 8/01/18	25,787	27,345

Pool 256515, 6.50%, 12/01/36	55,684	61,813

Pool 256639, 5.00%, 2/01/27	36,183	39,608

Pool 256752, 6.00%, 6/01/27	65,698	72,289

Pool 329794, 7.00%, 2/01/26	48,722	55,897

Pool 398162, 6.50%, 1/01/28	14,923	15,424

Pool 402255, 6.50%, 12/01/27	4,288	4,475

Pool 535939, 6.00%, 5/01/16	39,397	41,155

Pool 629603, 5.50%, 2/01/17	16,833	17,678

Pool 638023, 6.50%, 4/01/32	65,151	72,953

Pool 642345, 6.50%, 5/01/32	85,157	95,355

Pool 651292, 6.50%, 7/01/32	232,286	260,103

Pool 686398, 6.00%, 3/01/33	233,514	255,811

Pool 695818, 5.00%, 4/01/18	166,251	176,657

Pool 745412, 5.50%, 12/01/35	70,779	77,660

Pool 838891, 6.00%, 7/01/35	34,492	35,683

Pool 888789, 5.00%, 7/01/36	743,197	811,928

Pool 975207, 5.00%, 3/01/23	154,988	165,464

Pool AB1796, 3.50%, 11/01/40	1,717,940	1,764,812

Pool AE2520, 3.00%, 1/01/26	1,203,212	1,254,507

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$14,858,726

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%

Pool 2077, 7.00%, 9/20/25	16,441	18,658

Pool 354677, 7.50%, 10/15/23	37,377	42,637

Pool 354713, 7.50%, 12/15/23	29,773	34,070

Pool 354765, 7.00%, 2/15/24	52,938	60,419

Pool 354827, 7.00%, 5/15/24	50,551	57,695

Pool 360869, 7.50%, 5/15/24	28,980	29,971

Pool 361843, 7.50%, 10/15/24	17,552	18,043

Pool 373335, 7.50%, 5/15/22	11,546	11,937

Pool 385623, 7.00%, 5/15/24	54,330	62,009

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

      Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool 503405, 6.50%, 4/15/29	$71,619	$80,968

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$416,407

TOTAL MORTGAGE-BACKED SECURITIES
(COST $42,577,913)		$42,854,261

U.S. TREASURY – 23.9%

U.S. TREASURY BONDS – 5.6%

2.75%, 8/15/42	2,815,000	2,360,317

2.88%, 5/15/43	2,095,000	1,796,887

3.00%, 5/15/42	500,000	443,227

3.13%, 2/15/43	4,550,000	4,120,124

3.63%, 8/15/43	1,110,000	1,108,170

5.25%, 2/15/29	500,000	629,384

5.38%, 2/15/31	600,000	771,022

6.25%, 5/15/30	500,000	699,084

6.38%, 8/15/27	450,000	623,405

7.50%, 11/15/16	300,000	362,054

8.88%, 2/15/19	1,130,000	1,563,636

TOTAL U.S. TREASURY BONDS		$14,477,310

U.S. TREASURY NOTES – 18.3%

0.25%, 5/15/16	8,195,000	8,157,359

0.63%, 8/31/17	1,860,000	1,838,754

0.63%, 9/30/17	750,000	740,615

0.75%, 12/31/17	500,000	493,800

0.88%, 2/28/17	4,000,000	4,018,619

0.88%, 4/30/17	2,000,000	2,005,624

1.00%, 3/31/17	1,500,000	1,511,909

1.00%, 5/31/18	4,100,000	4,066,500

1.25%, 1/31/19	250,000	248,156

1.38%, 9/30/18#	520,000	521,931

1.38%, 2/28/19	2,500,000	2,493,288

1.63%, 11/15/22	1,928,000	1,799,138

1.75%, 7/31/15	500,000	512,935

1.75%, 5/15/22	380,000	362,707

1.75%, 5/15/23	5,430,000	5,069,666

2.00%, 9/30/20	7,000,000	7,028,473

2.00%, 11/15/21	1,000,000	983,150

2.13%, 8/15/21	250,000	249,341

2.25%, 3/31/16#	1,250,000	1,305,780

2.25%, 7/31/18	500,000	523,418

2.50%, 8/15/23	915,000	911,337

2.63%, 11/15/20	500,000	522,506

3.13%, 5/15/19	750,000	815,495

Description	Par Value	Value

3.63%, 2/15/20	$750,000	$836,486

4.00%, 8/15/18	500,000	564,906

TOTAL U.S. TREASURY NOTES		$47,581,893

TOTAL U.S. TREASURY
(COST $62,010,824)		$62,059,203

	Number of Shares

MONEY MARKET FUND – 0.5%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,175,873	$1,175,873

TOTAL MONEY MARKET FUND
(COST $1,175,873)		$1,175,873

TOTAL INVESTMENTS IN SECURITIES – 99.6%
(COST $253,964,047)		$258,505,116

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.0%

REPURCHASE AGREEMENTS – 3.0%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,825,940, collateralized by U.S. Government Securities 1.63% to 7.00%,maturing 01/01/14 to 10/01/43; total market value of $1,862,453.	$1,825,934	$1,825,934

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $1,825,940, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $1,862,453.	1,825,934	1,825,934

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $1,825,939, collateralized by U.S. Government Securities 0.07% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $1,862,462.	1,825,934	1,825,934

Mizuho Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,825,940, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/15/13 to 04/01/43; total market value of $1,862,456.	1,825,934	1,825,934

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $384,360, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $392,046.	384,359	384,359

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $7,688,095)		$7,688,095

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

      Wilmington Broad Market Bond Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 102.6%
(COST $261,652,142)	$266,193,211

COLLATERAL FOR SECURITIES ON LOAN – (3.0%)	(7,688,095)

OTHER ASSETS LESS LIABILITIES – 0.4%	972,826

TOTAL NET ASSETS – 100.0%	$259,477,942

Cost of investments for Federal income tax purposes is $261,651,317. The net unrealized appreciation/(depreciation) of investments was $4,541,894. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,956,965 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,415,071.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$1,695,405	$—	$1,695,405
Collateralized Mortgage Obligations	—	10,253,789	—	10,253,789
Corporate Bonds	—	127,926,206	—	127,926,206
Enhanced Equipment Trust Certificates	—	1,860,572	—	1,860,572
Government Agencies	—	10,679,807	—	10,679,807
Mortgage-Backed Securities	—	42,854,261	—	42,854,261
U.S. Treasury	—	62,059,203	—	62,059,203
Money Market Fund	1,175,873	—	—	1,175,873
Repurchase Agreements	—	7,688,095	—	7,688,095

Total	$1,175,873	$265,017,338	$—	$266,193,211

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

15

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Corporate Bonds	53.6%
U.S. Treasury	25.8%
Government Agencies	15.7%
Mortgage-Backed Securities	2.3%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Security	0.2%
Cash Equivalents[1]	2.1%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	0.6%
AA	19.6%
A	15.0%
BBB	32.0%
BB	2.7%
D	0.4%
Not Rated	2.1%
U.S. Government Agency Securities	2.4%
U.S. Treasury	25.8%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.2%

WHOLE LOAN – 0.2%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.18%, 10/15/24Δ,•,Ω	$416,471	$417,653

TOTAL ASSET-BACKED SECURITY
(COST $416,471)		$417,653

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 0.4%

Morgan Stanley Capital I Trust,
Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ	668,209	678,238

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%

Series 2005-29, Class WC, 4.75%, 4/25/35	142,014	153,267

WHOLE LOAN – 0.4%

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	798,775	704,961

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $1,651,200)		$1,536,466

CORPORATE BONDS — 53.6%

AEROSPACE & DEFENSE — 1.2%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	250,000	267,246

Description	Par Value	Value

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	$1,250,000	$1,323,051

Northrop Grumman Corp.,
Sr. Unsecured, 1.75%, 6/01/18	425,000	420,301

TOTAL AEROSPACE & DEFENSE		$2,010,598

AUTO PARTS & EQUIPMENT – 0.5%

Johnson Controls, Inc.,
Sr. Unsecured, 2.60%, 12/01/16	845,000	879,623

AUTOMOTIVE – 1.7%

Ford Motor Credit Co. LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	291,372

Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,150,001

General Motors Financial Co., Inc.,
Company Guaranteed, 2.75%, 5/15/16•,Ω	300,000	306,000

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17•,Ω	250,000	266,875

General Motors Financial Co., Inc.,
Sr. Unsecured, 3.50%, 10/02/18•,Ω	220,000	225,500

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	718,484

TOTAL AUTOMOTIVE		$2,958,232

BEVERAGES – 0.7%

Anheuser-Busch InBev Worldwide, Inc.,
Company Guaranteed, 7.75%, 1/15/19	1,000,000	1,267,456

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

      Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

CAPITAL MARKETS – 2.2%

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	$650,000	$747,541

Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	759,042

Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.44%, 4/30/18Δ	750,000	757,590

Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ	867,000	878,013

TD Ameritrade Holding Corp.,
Company Guaranteed, 5.60%, 12/01/19	500,000	583,772

TOTAL CAPITAL MARKETS		$3,725,958

CHEMICALS – 0.9%

Dow Chemical Co.,
Sr. Unsecured, 4.13%, 11/15/21	500,000	518,024

Ecolab, Inc.,
Sr. Unsecured, 3.00%, 12/08/16	450,000	475,120

Ecolab, Inc.,
Sr. Unsecured, 4.35%, 12/08/21	500,000	532,842

TOTAL CHEMICALS		$1,525,986

COAL – 0.6%

Consol Energy, Inc.,
Company Guaranteed, 8.00%, 4/01/17	1,000,000	1,065,000

COMMERCIAL BANKS – 8.1%

Bank of Nova Scotia,
Sr. Unsecured, 1.38%, 12/18/17	1,000,000	989,381

BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	1,000,000	1,053,088

BB&T Corp.,
Sr. Unsecured, MTN, FRN, 1.11%, 6/15/18Δ	500,000	507,099

Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,000,000	1,042,718

Fifth Third Bancorp,
Sr. Unsecured, 3.63%, 1/25/16	850,000	896,564

Fifth Third Bank,
Sr. Unsecured, BKNT, 1.45%, 2/28/18	425,000	416,953

KeyCorp,
Sr. Unsecured, MTN, 3.75%, 8/13/15	750,000	787,636

PNC Funding Corp.,
Bank Guaranteed, 5.63%, 2/01/17	760,000	852,977

SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	1,475,000	1,560,695

SunTrust Banks, Inc.,
Sr. Unsecured, 2.35%, 11/01/18	600,000	603,261

Toronto-Dominion Bank,
Sr. Unsecured, GMTN, 2.50%, 7/14/16	1,000,000	1,042,070

Wachovia Corp.,
Subordinated, FRN, 0.61%, 10/15/16Δ	750,000	742,140

Wells Fargo & Co.,
Sr. Unsecured, 2.15%, 1/15/19	750,000	753,533

Description	Par Value	Value

Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	$750,000	$763,926

Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	825,000	840,305

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	750,000	848,249

TOTAL COMMERCIAL BANKS		$13,700,595

COMMERCIAL FINANCE – 0.5%

General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	773,630

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	200,000	197,015

CONSUMER FINANCE – 2.1%

American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	875,926

American Express Co.,
Sr. Unsecured, FRN, 0.85%, 5/22/18Δ	1,080,000	1,082,191

Capital One Financial Corp.,
Sr. Unsecured, 2.15%, 3/23/15	1,655,000	1,684,308

TOTAL CONSUMER FINANCE		$3,642,425

DIVERSIFIED FINANCIAL SERVICES – 3.2%

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	750,000	746,135

Bank of America Corp.,
Sr. Unsecured, MTN, FRN, 1.09%, 3/22/16Δ	750,000	752,497

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	250,000	252,956

Citigroup, Inc.,
Sr. Unsecured, 5.85%, 8/02/16	650,000	726,743

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	750,000	872,712

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	289,715

JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, FRN,
0.89%, 2/26/16Δ	1,005,000	1,007,792

JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	855,000	801,300

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,449,850

ELECTRIC – 2.0%

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	728,276

Duke Energy Florida, Inc.,
1st Mortgage, 3.10%, 8/15/21	500,000	505,035

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	200,000	229,987

Exelon Generation Co. LLC,
Sr. Unsecured, 4.25%, 6/15/22	750,000	737,561

FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,230,000	1,211,840

TOTAL ELECTRIC		$3,412,699

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

      Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

ELECTRONICS – 1.0%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 2.25%, 8/15/16	$1,605,000	$1,644,390

FOOD PRODUCTS – 0.5%

Mondelez International, Inc.,
Sr. Unsecured, 4.13%, 2/09/16	500,000	534,648

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	250,000	250,604

TOTAL FOOD PRODUCTS		$785,252

HEALTH CARE PROVIDERS & SERVICES – 0.3%

UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	500,000	580,435

HOME FURNISHINGS – 0.8%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,124,619

Whirlpool Corp.,
Sr. Unsecured, MTN, 3.70%, 3/01/23	275,000	271,281

TOTAL HOME FURNISHINGS		$1,395,900

HOUSEHOLD PRODUCTS – 0.8%

Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	1,250,000	1,283,246

INSURANCE – 3.0%

American International Group, Inc.,
Sr. Unsecured, MTN, 5.85%, 1/16/18	685,000	790,220

Hartford Financial Services Group, Inc.,
Sr. Unsecured, 4.00%, 10/15/17	750,000	807,381

MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	730,000	780,328

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,037,919

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	757,719

WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	865,369

TOTAL INSURANCE		$5,038,936

MEDIA – 2.6%

Comcast Corp.,
Company Guaranteed, 5.90%, 3/15/16	500,000	558,687

COX Communications, Inc.,
Sr. Unsecured, 2.95%, 6/30/23•,Ω	240,000	215,071

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	250,000	262,441

Discovery Communications LLC,
Company Guaranteed, 3.25%, 4/01/23	750,000	717,402

Time Warner Entertainment Co. LP,
Company Guaranteed, 8.38%, 3/15/23	175,000	205,742

Time Warner, Inc.,
Company Guaranteed, 5.88%, 11/15/16	890,000	1,010,030

Viacom, Inc.,
Sr. Unsecured, 3.50%, 4/01/17	750,000	793,860

Description	Par Value	Value

Viacom, Inc.,
Sr. Unsecured, 3.25%, 3/15/23	$650,000	$616,927

TOTAL MEDIA		$4,380,160

METALS & MINING – 1.1%

Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	1,100,000	1,169,278

Barrick Gold Corp.,
Sr. Unsecured, 2.90%, 5/30/16	750,000	769,212

TOTAL METALS & MINING		$1,938,490

MISCELLANEOUS MANUFACTURING – 3.3%

General Electric Co.,
Sr. Unsecured, 5.25%, 12/06/17	1,160,000	1,326,603

Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	2,015,000	2,185,508

Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	1,900,000	2,030,408

TOTAL MISCELLANEOUS MANUFACTURING		$5,542,519

OIL & GAS – 3.7%

Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	812,950

BP Capital Markets PLC,
Company Guaranteed, 1.85%, 5/05/17	525,000	534,369

BP Capital Markets PLC,
Company Guaranteed, 3.25%, 5/06/22	525,000	518,891

Hess Corp.,
Sr. Unsecured, 8.13%, 2/15/19	700,000	883,456

Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	750,000	750,824

Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,153,030

Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	230,000	229,111

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	500,000	521,704

Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	820,517

TOTAL OIL & GAS		$6,224,852

PHARMACEUTICALS – 2.0%

AbbVie, Inc.,
Company Guaranteed, 1.20%, 11/06/15	250,000	252,461

AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17	500,000	503,011

AstraZeneca PLC,
Sr. Unsecured, 5.90%, 9/15/17	1,000,000	1,165,977

Bristol-Myers Squibb Co,
Sr. Unsecured, 2.00%, 8/01/22	500,000	458,034

Express Scripts Holding Co.,
Company Guaranteed, 3.50%, 11/15/16	500,000	531,839

Zoetis, Inc.,
Sr. Unsecured, 3.25%, 2/01/23	500,000	479,920

TOTAL PHARMACEUTICALS		$3,391,242

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

      Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

PIPELINES – 2.5%

Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	$300,000	$317,948

Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	300,000	353,532

Enterprise Products Operating LLC,
Company Guaranteed, 3.70%, 6/01/15	1,000,000	1,044,024

Enterprise Products Operating LLC,
Company Guaranteed, 4.05%, 2/15/22	500,000	513,661

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 3.95%, 9/01/22	1,000,000	993,058

Plains All American Pipeline LP / PAA Finance Corp.,
Company Guaranteed, 5.00%, 2/01/21	500,000	553,507

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.85%, 10/15/23	500,000	501,427

TOTAL PIPELINES		$4,277,157

REAL ESTATE INVESTMENT TRUSTS – 3.0%

American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	650,000	658,010

Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	550,000	574,997

HCP, Inc.,
Sr. Unsecured, 3.75%, 2/01/19	500,000	522,380

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	500,000	474,585

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	250,000	249,665

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	500,000	499,897

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 3.13%, 11/30/15	965,000	1,007,010

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 2.70%, 4/01/20	550,000	537,809

Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	500,000	518,449

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,042,802

RETAIL – 0.6%

Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	1,000,000	1,008,421

SOFTWARE – 0.3%

Oracle Corp.,
Sr. Unsecured, FRN, 0.82%, 1/15/19Δ	500,000	504,002

TELECOMMUNICATIONS – 1.0%

Verizon Communications, Inc.,
Sr. Unsecured, 2.50%, 9/15/16	250,000	259,352

Verizon Communications, Inc.,
Sr. Unsecured, 2.00%, 9/14/18Δ	665,000	702,366

Verizon Communications, Inc.,
Sr. Unsecured, 4.50%, 9/15/20	600,000	648,315

TOTAL TELECOMMUNICATIONS		$1,610,033

Description	Par Value	Value

TRANSPORTATION – 2.6%

CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	$500,000	$534,223

Ryder System, Inc.,
Sr. Unsecured, MTN, 7.20%, 9/01/15	590,000	654,123

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,850,000	1,871,653

Union Pacific Corp.,
Sr. Unsecured, 3.65%, 2/15/24•,Ω	1,387,000	1,395,513

TOTAL TRANSPORTATION		$4,455,512

TRUCKING & LEASING – 0.7%

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	615,000	645,909

GATX Corp.,
Sr. Unsecured, 2.38%, 7/30/18	625,000	622,758

TOTAL TRUCKING & LEASING		$1,268,667

TOTAL CORPORATE BONDS
(COST $88,831,336)		$90,981,083

GOVERNMENT AGENCIES – 15.7%

FEDERAL HOME LOAN BANK (FHLB) – 2.3%

1.00%, 6/21/17	2,000,000	2,005,776

Series 1, 4.88%, 5/17/17	1,615,000	1,840,935

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,846,711

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.1%

1.25%, 5/12/17	3,000,000	3,035,457

1.75%, 5/30/19	3,500,000	3,497,887

2.38%, 1/13/22	795,000	779,471

2.50%, 5/27/16#	2,500,000	2,626,143

4.38%, 7/17/15	400,000	427,795

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$10,366,753

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.3%

1.25%, 9/28/16	2,000,000	2,036,086

1.38%, 11/15/16#	2,500,000	2,554,196

5.00%, 5/11/17	3,000,000	3,425,749

0.88%, 5/21/18#	2,750,000	2,690,746

1.00%, 9/20/17	1,750,000	1,741,742

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$12,448,519

TOTAL GOVERNMENT AGENCIES
(COST $26,239,131)		$26,661,983

MORTGAGE-BACKED SECURITIES – 2.3%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.6%

Pool A18401, 6.00%, 2/01/34	89,558	98,862

Pool B19228, 4.50%, 4/01/20	54,251	57,504

Pool C90293, 7.50%, 9/01/19	165,296	187,537

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

      Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Pool C90504, 6.50%, 12/01/21	$51,669	$57,298

Pool E76204, 5.50%, 4/01/14	62	62

Pool E83022, 6.00%, 4/01/16	15,403	15,998

Pool E92817, 5.00%, 12/01/17	157,320	167,090

Pool G01625, 5.00%, 11/01/33	98,512	107,138

Pool G02390, 6.00%, 9/01/36	41,428	45,577

Pool G08097, 6.50%, 11/01/35	65,258	72,958

Pool G08193, 6.00%, 4/01/37	111,329	122,059

Pool G11311, 5.00%, 10/01/17	94,673	100,553

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,032,636

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%

Pool 254240, 7.00%, 3/01/32	98,611	113,041

Pool 254833, 4.50%, 8/01/18	34,383	36,460

Pool 256639, 5.00%, 2/01/27	72,366	79,217

Pool 256752, 6.00%, 6/01/27	82,122	90,362

Pool 257007, 6.00%, 12/01/27	148,058	162,913

Pool 526062, 7.50%, 12/01/29	14,689	15,439

Pool 612514, 2.47%, 5/01/33Δ	72,283	75,908

Pool 619054, 5.50%, 2/01/17	68,462	71,901

Pool 629603, 5.50%, 2/01/17	28,055	29,464

Pool 688996, 8.00%, 11/01/24	13,040	13,666

Pool 745412, 5.50%, 12/01/35	71,345	78,281

Pool 839291, 5.00%, 9/01/20	9,589	10,220

Pool AE2520, 3.00%, 1/01/26	1,526,273	1,591,341

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$2,368,213

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%

Pool 2616, 7.00%, 7/20/28	77,105	88,254

Pool 2701, 6.50%, 1/20/29	142,679	161,521

Pool 426727, 7.00%, 2/15/29	16,405	17,997

Pool 780825, 6.50%, 7/15/28	134,522	152,082

Pool 781231, 7.00%, 12/15/30	68,008	78,423

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$498,277

TOTAL MORTGAGE-BACKED SECURITIES
(COST $3,639,577)		$3,899,126

U.S. TREASURY – 25.8%

U.S. TREASURY INFLATION INDEXED NOTES – 1.3%

0.13%, 4/15/16	1,500,000	1,632,204

1.25%, 7/15/20	500,000	588,748

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$2,220,952

U.S. TREASURY NOTES – 24.5%

0.25%, 12/15/15	775,000	773,608

0.50%, 6/15/16	1,000,000	1,000,723

0.88%, 1/31/17	4,000,000	4,022,357

Description	Par Value	Value

1.00%, 8/31/16	$1,750,000	$1,772,334

1.00%, 5/31/18	1,000,000	991,829

1.00%, 9/30/19	1,000,000	963,887

1.25%, 1/31/19	1,750,000	1,737,095

1.25%, 2/29/20	1,500,000	1,452,641

1.38%, 6/30/18	510,000	513,644

1.38%, 5/31/20	2,250,000	2,183,193

1.50%, 8/31/18	1,750,000	1,769,620

1.63%, 8/15/22	500,000	469,626

1.75%, 5/15/23	1,100,000	1,027,004

2.00%, 4/30/16	1,600,000	1,662,152

2.00%, 7/31/20	1,000,000	1,007,658

2.00%, 11/15/21	500,000	491,575

2.00%, 2/15/22	1,000,000	978,467

2.13%, 8/15/21	750,000	748,024

2.63%, 4/30/16	485,000	511,419

2.63%, 8/15/20	750,000	786,333

2.63%, 11/15/20	500,000	522,506

2.75%, 2/15/19	1,500,000	1,601,682

3.50%, 2/15/18	1,500,000	1,651,103

3.63%, 2/15/20	500,000	557,657

4.00%, 8/15/18	1,000,000	1,129,812

4.13%, 5/15/15	125,000	132,451

4.25%, 11/15/17	2,500,000	2,822,140

4.50%, 2/15/16	2,000,000	2,188,618

4.75%, 8/15/17	5,250,000	6,006,300

TOTAL U.S. TREASURY NOTES		$41,475,458

TOTAL U.S. TREASURY
(COST $42,771,557)		$43,696,410

TOTAL INVESTMENTS IN SECURITIES – 98.5%
(COST $163,549,272)		$167,192,721

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS – 2.1%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $1,020,000.	1,000,000	1,000,000

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $1,020,000.	1,000,000	1,000,000

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 0.07% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $1,020,005.	1,000,000	1,000,000

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

      Wilmington Intermediate-Term Bond Fund (concluded)

Description	Par Value	Value

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $615,485, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $627,793.	$615,483	$615,483

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $3,615,483)		$3,615,483

Description	Value

TOTAL INVESTMENTS – 100.6%
(COST $167,164,755)	$170,808,204

COLLATERAL FOR SECURITIES ON LOAN – (2.1%)	(3,615,483)

OTHER ASSETS LESS LIABILITIES – 1.5%	2,504,565

TOTAL NET ASSETS – 100.0%	$169,697,286

Cost of investments for Federal income tax purposes is $167,169,174. The net unrealized appreciation/(depreciation) of investments was $3,639,030. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,328,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $689,708.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Security	$—	$417,653	$—	$417,653
Collateralized Mortgage Obligations	—	1,536,466	—	1,536,466
Corporate Bonds	—	90,981,083	—	90,981,083
Government Agencies	—	26,661,983	—	26,661,983
Mortgage-Backed Securities	—	3,899,126	—	3,899,126
U.S. Treasury	—	43,696,410	—	43,696,410
Repurchase Agreements	—	3,615,483	—	3,615,483

Total	$—	$170,808,204	$—	$170,808,204

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

21

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Corporate Bond Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Commercial Banks	10.6%
U.S. Treasury Notes	9.7%
Oil & Gas	8.9%
Media	6.1%
Capital Markets	5.8%
Insurance	5.2%
Electric	5.2%
Pipelines	5.1%
Real Estate Investment Trusts	4.9%
Diversified Financial Services	4.6%
Food Products	4.1%
Automotive	3.2%
Consumer Finance	2.6%
Pharmaceuticals	2.4%
Miscellaneous Manufacturing	2.2%
Health Care Providers & Services	2.2%
Trucking & Leasing	1.4%
Commercial Mortgage-Backed Securities (CMBS)	1.4%
Forest Products & Paper	1.3%
Telecommunications	1.3%
Transportation	1.3%
Home Furnishings	1.1%
Commercial Finance	1.1%
Beverages	0.8%
Aerospace& Defense	0.7%
Retail	0.7%
Environmental Control	0.6%
Auto Parts & Equipment	0.6%
Electronics	0.6%
Building Materials	0.6%
Iron/Steel	0.5%
Whole Loan	0.3%
Chemicals	0.3%
Federal Home Loan Mortgage Corporation (FHLMC)	0.1%
Federal National Mortgage Association (FNMA)	0.0%[4]
Cash Equivalents[1]	0.7%
Other Assets and Liabilities – Net[2]	1.8%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market mutual fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

(4)	Represents less than 0.05%.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	1.3%
AA	1.5%
A	31.2%
BBB	50.4%
BB	3.3%
Not Rated	0.7%
U.S. Government Agency Securities	0.1%
U.S. Treasuries	9.7%
Other Assets and Liabilities – Net[2]	1.8%

TOTAL	100.0%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

      Wilmington Short-Term Corporate Bond Fund (continued)

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, 2.19%, 9/01/27Δ	$59	$62

TOTAL ADJUSTABLE RATE MORTGAGE (COST $59)		$62

ASSET-BACKED SECURITY – 0.3%

WHOLE LOAN – 0.3%

SLM Private Education Loan Trust,
Series 2011-A, Class A1,
1.17%, 10/15/24Δ,•,Ω	555,295	556,870

TOTAL ASSET-BACKED SECURITY (COST $555,295)		$556,870

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.4%

Extended Stay America Trust,
Series 2013-ESH5, Class A15,
1.28%, 12/05/31•,Ω	505,000	490,836

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC18, Class A4, 5.44%, 6/12/47	587,000	650,414

Morgan Stanley Capital I Trust,
Series 2004-IQ7, Class A4, 5.40%, 6/15/38Δ	1,336,419	1,356,475

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$2,497,725

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.1%

Series 2003-2632, Class A, 4.00%, 1/15/18	113,608	114,796

Series 2003-2649, Class KA,
4.50%, 7/15/18	146,153	153,147

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$267,943

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,896,525)		$2,765,668

CORPORATE BONDS – 86.0%

AEROSPACE & DEFENSE – 0.7%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	1,235,000	1,320,193

AUTO PARTS & EQUIPMENT – 0.6%

Johnson Controls, Inc.,
Sr. Unsecured, 5.50%, 1/15/16	1,000,000	1,095,661

AUTOMOTIVE – 3.2%

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.88%, 1/15/15	400,000	414,301

Ford Motor Credit Co., LLC,
Sr. Unsecured, 2.50%, 1/15/16	2,000,000	2,052,986

General Motors Financial Co, Inc.,
Company Guaranteed, 2.75%, 5/15/16•,Ω	560,000	571,200

Description	Par Value	Value

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17•,Ω	$200,000	$213,500

General Motors Financial Co., Inc.,
Sr. Unsecured, 3.50%, 10/02/18•,Ω	1,780,000	1,824,500

Hyundai Capital America,
Sr. Unsecured, 1.63%, 10/02/15•,Ω	250,000	251,751

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	400,000	403,671

Hyundai Motor Manufacturing Czech,
Company Guaranteed, 4.50%, 4/15/15•,Ω	250,000	260,888

TOTAL AUTOMOTIVE		$5,992,797

BEVERAGES – 0.8%

Diageo Capital PLC,
Company Guaranteed, 0.63%, 4/29/16	475,000	473,497

Diageo Finance BV,
Company Guaranteed, 3.25%, 1/15/15	1,000,000	1,033,653

TOTAL BEVERAGES		$1,507,150

BUILDING MATERIALS – 0.6%

Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,047,669

CAPITAL MARKETS – 5.8%

Bank of New York Mellon Corp.,
Sr. Unsecured, MTN, 1.20%, 2/20/15	1,000,000	1,008,622

Goldman Sachs Group, Inc.,
Sr. Unsecured, FRN, 1.44%, 4/30/18Δ	3,000,000	3,030,360

Morgan Stanley,
Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,035,418

Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ	2,000,000	2,025,404

Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,587,061

TD Ameritrade Holding Corp.,
Company Guaranteed, 4.15%, 12/01/14	2,000,000	2,074,683

TOTAL CAPITAL MARKETS		$10,761,548

CHEMICALS – 0.3%

Ecolab, Inc.,
Sr. Unsecured, 1.00%, 8/09/15	500,000	501,533

COMMERCIAL BANKS – 10.6%

BB&T Corp.,
Sr. Unsecured, MTN, 1.11%, 6/15/18Δ	1,000,000	1,014,198

Branch Banking & Trust Co.,
Subordinated, BKNT, 0.57%, 9/13/16Δ	1,000,000	990,247

Comerica Bank,
Subordinated, BKNT, 5.75%, 11/21/16	2,000,000	2,262,785

Fifth Third Bancorp,
Subordinated, FRN, 0.67%, 12/20/16Δ	3,000,000	2,955,002

KeyBank N.A.,
Subordinated, BKNT, 5.80%, 7/01/14	2,000,000	2,069,285

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

              Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

KeyBank N.A.,
Subordinated, MTN, 5.45%, 3/03/16	$1,000,000	$1,096,741

National City Bank,
Subordinated, BKNT, 0.60%, 12/15/16Δ	2,000,000	1,976,330

National City Corp.,
Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,047,413

PNC Funding Corp.,
Bank Guaranteed, 3.63%, 2/08/15	1,000,000	1,036,455

SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	3,000,000	3,174,296

Wells Fargo & Co.,
Sr. Unsecured, 3.63%, 4/15/15	250,000	260,678

Wells Fargo & Co.,
Sr. Unsecured, MTN, 0.77%, 7/20/16Δ	1,705,000	1,709,141

TOTAL COMMERCIAL BANKS		$19,592,571

COMMERCIAL FINANCE – 1.1%

General Electric Capital Corp.,
Sr. Unsecured, MTN, FRN, 0.51%, 8/07/18Δ	2,000,000	1,960,352

CONSUMER FINANCE – 2.6%

American Express Co.,
Sr. Unsecured, FRN, 0.85%, 5/22/18Δ	2,000,000	2,004,058

Capital One Financial Corp.,
Sr. Unsecured, 7.38%, 5/23/14	250,000	259,230

Capital One Financial Corp.,
Sr. Unsecured, 2.13%, 7/15/14	675,000	682,596

Capital One Financial Corp.,
Sr. Unsecured, 2.15%, 3/23/15	1,000,000	1,017,709

Capital One Financial Corp.,
Sr. Unsecured, 1.00%, 11/06/15	150,000	149,884

Capital One Financial Corp.,
Sr. Unsecured, 4.75%, 7/15/21	640,000	688,664

TOTAL CONSUMER FINANCE		$4,802,141

DIVERSIFIED FINANCIAL SERVICES – 4.6%

American Honda Finance Corp.,
Sr. Unsecured, 0.74%, 10/07/16Δ	685,000	688,113

Bank of America Corp.,
Sr. Unsecured, MTN, 1.32%, 3/22/18Δ	2,500,000	2,532,471

Citigroup, Inc.,
Sr. Unsecured, 1.70%, 7/25/16	2,200,000	2,226,014

JPMorgan Chase & Co.,
Sr. Unsecured, FRN, 1.14%, 1/25/18Δ	2,000,000	2,019,230

JPMorgan Chase & Co.,
Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,002,705

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,468,533

ELECTRIC – 5.2%

CMS Energy Corp.,
Sr. Unsecured, 4.25%, 9/30/15	2,000,000	2,110,207

Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	110,000	120,722

Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	2,000,000	2,054,030

Description	Par Value	Value

Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	$2,000,000	$2,146,053

Exelon Generation Co. LLC,
Sr. Unsecured, 6.20%, 10/01/17	2,000,000	2,299,871

FirstEnergy Corp.,
Series A, Sr. Unsecured, 2.75%, 3/15/18	1,000,000	985,235

TOTAL ELECTRIC		$9,716,118

ELECTRONICS – 0.6%

Agilent Technologies, Inc.,
Sr. Unsecured, 5.50%, 9/14/15	1,000,000	1,080,814

ENVIORNMENTAL CONTROL – 0.6%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	1,100,000	1,139,908

FOOD PRODUCTS – 4.1%

General Mills, Inc.,
Sr. Unsecured, FRN, 0.54%, 1/29/16Δ	500,000	500,722

Kellogg Co.,
Sr. Unsecured, 1.13%, 5/15/15	1,000,000	1,009,436

McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	2,000,000	2,189,404

Mondelez International, Inc.,
Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,138,594

WM Wrigley Jr. Co.,
Sr. Secured, 3.70%, 6/30/14•,Ω	1,500,000	1,530,683

WM Wrigley Jr. Co.,
Sr. Unsecured, 1.40%, 10/21/16•,Ω	160,000	160,386

TOTAL FOOD PRODUCTS		$7,529,225

FOREST PRODUCTS & PAPER – 1.3%

International Paper Co.,
Sr. Unsecured, 5.25%, 4/01/16	2,250,000	2,463,915

HEALTH CARE PROVIDERS & SERVICES – 2.2%

UnitedHealth Group, Inc.,
Sr. Unsecured, 0.85%, 10/15/15	2,000,000	2,009,875

WellPoint, Inc.,
Sr. Unsecured, 2.38%, 2/15/17	2,000,000	2,049,012

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,058,887

HOME FURNISHINGS – 1.1%

Whirlpool Corp.,
Sr. Unsecured, MTN, 8.60%, 5/01/14	2,000,000	2,077,331

INSURANCE – 5.2%

American International Group, Inc.,
Sr. Unsecured, 3.80%, 3/22/17	2,000,000	2,142,216

Aon Corp.,
Company Guaranteed, 3.50%, 9/30/15	2,730,000	2,861,786

Hartford Financial Services Group, Inc.,
Sr. Unsecured, 5.50%, 10/15/16	1,250,000	1,392,849

Jefferson-Pilot Corp.,
Sr. Unsecured, 4.75%, 1/30/14	1,000,000	1,010,101

Prudential Financial, Inc.,
Sr. Unsecured, GMTN, 5.50%, 3/15/16	1,000,000	1,100,616

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

              Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

WR Berkley Corp.,
Sr. Unsecured, 5.60%, 5/15/15	$1,150,000	$1,220,963

TOTAL INSURANCE		$9,728,531

IRON/STEEL – 0.5%

Cliffs Natural Resources, Inc.,
Sr. Unsecured, 3.95%, 1/15/18#	1,000,000	1,013,699

MEDIA – 6.1%

COX Communications, Inc.,
Sr. Unsecured, 5.45%, 12/15/14	2,000,000	2,104,391

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,099,526

NBCUniversal Enterprise, Inc.,
Company Guaranteed, FRN, 0.78%, 4/15/16Δ,•,Ω	630,000	632,505

NBCUniversal Media LLC,
Company Guaranteed, 2.88%, 4/01/16	730,000	766,077

News America, Inc.,
Company Guaranteed, 5.30%, 12/15/14	2,000,000	2,103,372

TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	2,000,000	2,277,962

Time Warner Cable, Inc.,
Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,027,701

Viacom, Inc.,
Sr. Unsecured, 1.25%, 2/27/15	300,000	301,897

TOTAL MEDIA		$11,313,431

MISCELLANEOUS MANUFACTURING – 2.2%

Eaton Corp.,
Company Guaranteed, 0.95%, 11/02/15•,Ω	2,000,000	2,004,960

Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	2,000,000	2,137,272

TOTAL MISCELLANEOUS MANUFACTURING		$4,142,232

OIL & GAS – 8.9%

Anadarko Petroleum Corp.,
Sr. Unsecured, 5.95%, 9/15/16	1,000,000	1,130,872

BP Capital Markets PLC,
Company Guaranteed, 0.70%, 11/06/15	2,000,000	2,001,106

Diamond Offshore Drilling, Inc.,
Sr. Unsecured, 5.15%, 9/01/14	1,000,000	1,038,685

Diamond Offshore Drilling, Inc.,
Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,069,723

Hess Corp.,
Sr. Unsecured, 7.00%, 2/15/14	1,390,000	1,415,698

Husky Energy, Inc.,
Sr. Unsecured, 6.20%, 9/15/17	1,775,000	2,045,451

Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	1,810,000	1,811,988

Nabors Industries, Inc.,
Company Guaranteed, 2.35%, 9/15/16•,Ω	400,000	406,142

Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	285,000	283,899

Description	Par Value	Value

Phillips 66,
Company Guaranteed, 1.95%, 3/05/15	$1,000,000	$1,016,500

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17	1,000,000	1,043,408

Pioneer Natural Resources Co.,
Sr. Unsecured, 6.65%, 3/15/17	1,000,000	1,158,381

Valero Energy Corp.,
Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,090,407

TOTAL OIL & GAS		$16,512,260

PHARMACEUTICALS – 2.4%

AbbVie, Inc.,
Sr. Unsecured, 1.20%, 11/06/15	2,700,000	2,726,576

Cardinal Health, Inc.,
Sr. Unsecured, 5.80%, 10/15/16	578,000	653,494

Zoetis, Inc.,
Sr. Unsecured, 1.15%, 2/01/16	1,000,000	1,004,611

TOTAL PHARMACEUTICALS		$4,384,681

PIPELINES – 5.1%

Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	1,000,000	1,059,826

Enterprise Products Operating LLC,
Company Guaranteed, 3.70%, 6/01/15	2,500,000	2,610,059

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 5.63%, 2/15/15	2,500,000	2,649,561

Plains All American Pipeline LP / PAA Finance Corp.,
Sr. Unsecured, 3.95%, 9/15/15	3,000,000	3,172,815

TOTAL PIPELINES		$9,492,261

REAL ESTATE INVESTMENT TRUSTS – 4.9%

American Tower Corp.,
Sr. Unsecured, 3.40%, 2/15/19	1,500,000	1,518,485

Boston Properties LP,
Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,069,087

Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	2,000,000	2,090,900

ProLogis LP,
Company Guaranteed, 6.13%, 12/01/16	1,000,000	1,135,226

Simon Property Group LP,
Sr. Unsecured, 5.10%, 6/15/15	1,325,000	1,419,244

Ventas Realty LP,
Company Guaranteed, 1.55%, 9/26/16	1,770,000	1,782,182

TOTAL REAL ESTATE INVESTMENT TRUSTS		$9,015,124

RETAIL – 0.7%

Walgreen Co.,
Sr. Unsecured, 1.00%, 3/13/15	1,000,000	1,004,658

Wal-Mart Stores Pass-Through Trust 1994, Series A-2, Pass-Through Certificates,
8.85%, 1/02/15	219,302	229,170

TOTAL RETAIL		$1,233,828

TELECOMMUNICATIONS – 1.3%

Verizon Communications, Inc.,
FRN, Sr. Unsecured, FRN, 1.78%, 9/15/16Δ	2,300,000	2,370,987

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

              Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 1.3%

CSX Corp.,
Sr. Unsecured, 6.25%, 4/01/15	$265,000	$285,244

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,060,348

TOTAL TRANSPORTATION		$2,345,592

TRUCKING & LEASING – 1.4%

GATX Corp.,
Sr. Unsecured, 4.75%, 5/15/15	1,400,000	1,478,866

GATX Corp.,
Sr. Unsecured, 3.50%, 7/15/16	1,000,000	1,050,259

TOTAL TRUCKING & LEASING		$2,529,125

TOTAL CORPORATE BONDS (COST $157,873,246)		$159,198,097

U.S. TREASURY – 9.7%

U.S. TREASURY NOTE – 9.7%
0.63%, 10/15/16	18,000,000	18,030,101

TOTAL U.S. TREASURY (COST $18,023,944)		$18,030,101

Description	Number of Shares	Value

MONEY MARKET FUND – 0.1%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	227,194	$227,194

TOTAL MONEY MARKET FUND

(COST $227,194)		$227,194

TOTAL INVESTMENTS IN SECURITIES – 97.6% (COST $179,576,263)		$180,777,992

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.6%

REPURCHASE AGREEMENTS – 0.6%

HSBC Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,000,003, collateralized by U.S. Government & Treasury Securities 0.75% to 3.00%, maturing 10/15/16 to 10/20/42; total market value of $1,020,002.	$1,000,000	$1,000,000

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $50,239, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $51,244.	50,239	50,239

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,050,239)		$1,050,239

TOTAL INVESTMENTS – 98.2%
(COST $180,626,502)		$181,828,231

COLLATERAL FOR SECURITIES ON LOAN – (0.6%)		(1,050,239)

OTHER ASSETS LESS LIABILITIES – 2.4%		4,336,602

TOTAL NET ASSETS – 100.0%		$185,114,594

Cost of investments for Federal income tax purposes is $180,626,741. The net unrealized appreciation/(depreciation) of investments was $1,201,490. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,374,131 and net unrealized depreciation from investments for those securities having an excess of cost over value of $172,641.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

  Wilmington Short-Term Corporate Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$62	$—	$62
Asset-Backed Security	—	556,870	—	556,870
Collateralized Mortgage Obligations	—	2,765,668	—	2,765,668
Corporate Bonds	—	159,198,097	—	159,198,097
U.S. Treasury	—	18,030,101	—	18,030,101
Money Market Fund	227,194	—	—	227,194
Repurchase Agreements	—	1,050,239	—	1,050,239

Total	$227,194	$181,601,037	$—	$181,828,231

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

27

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short Duration Government Bond Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Federal National Mortgage Association (FNMA)	38.4%
Federal Home Loan Mortgage Corporation (FHLMC)	29.2%
Federal Home Loan Bank (FHLB)	11.8%
U.S. Treasury Notes	7.9%
Government National Mortgage Association (GNMA)	7.1%
U.S. Treasury Inflation Indexed Notes	3.4%
Whole Loan	1.5%
Transportation	0.5%
Small Business Administration	0.2%
Development	0.1%
Other Assets and Liabilities – Net[1]	(0.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[2]	Percentage of Total Net Assets
AA	50.5%
BB	0.5%
D	1.0%
Not Rated	0.5%
U.S. Government Agency Securities	36.3%
U.S. Treasuries	11.3%
Other Assets and Liabilities – Net[1]	(0.1)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.6%

Series 1988-6, Class C, 9.05%, 6/15/19	$11,254	$12,266

Series 1989-112, Class I, 6.50%, 1/15/21	2,019	2,188

Series 1990-136, Class E, 6.00%, 4/15/21	5,549	6,005

Series 1990-141, Class D, 5.00%, 5/15/21	2,324	2,473

Series 1993-1577, Class PK,
6.50%, 9/15/23	81,589	90,318

Series 1993-1644, Class K,
6.75%, 12/15/23	70,303	77,951

Series 1994-1686, Class PJ,
5.00%, 2/15/24	9,173	9,885

Series 2004-2844, Class PV,
5.00%, 8/15/15	254,890	260,454

Series 2005-2931, Class QC,
4.50%, 1/15/19	19,333	19,328

Description	Par Value	Value

Series 2005-3062, Class LU,
5.50%, 10/15/16	$2,759,299	$2,897,425

Series 2005-3074, Class BG,
5.00%, 9/15/33	629,449	647,271

Series 2009-3610, Class AB,
1.40%, 12/15/14	240,324	240,854

Series 2012-K710, Class A1,
1.44%, 1/25/19	2,851,663	2,882,073

Series 2011-3799, Class GK,
2.75%, 1/15/21	324,596	338,629

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$7,487,120

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.1%

Series 1993-113, Class PK, 6.50%, 7/25/23	57,970	64,575

Series 1993-127, Class H, 6.50%, 7/25/23	54,294	60,067

Series 1993-202, Class J, 6.50%, 11/25/23	30,119	33,511

Series 1994-3, Class PL, 5.50%, 1/25/24	59,224	64,475

Series 1994-55, Class H, 7.00%, 3/25/24	62,458	70,210

Series 2002-52, Class QA, 6.00%, 7/18/32	30,232	32,761

Series 2003-3, Class BC, 5.00%, 2/25/18	956,807	1,015,032

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

      Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

Series 2003-45, Class AB, 3.75%, 5/25/33	$13,155	$13,357

Series 2003-74, Class VA, 5.50%, 7/25/14	602,861	605,213

Series 2011-66, Class QE, 2.00%, 7/25/21	1,139,374	1,163,541

Series 2011-71, Class DJ, 3.00%, 3/25/25	1,428,671	1,462,676

Series 2011-81, Class PA, 3.50%, 8/25/26	3,289,734	3,458,423

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$8,043,841

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 6.6%

Series 2003-10, Class PV, 5.50%, 1/20/14	261,457	262,533

Series 2005-44, Class PC, 5.00%, 12/20/33	1,357,438	1,439,560

Series 2010-17, Class K, 4.00%, 3/16/22	4,710,864	4,856,662

Series 2010-91, Class PA, 3.00%, 8/20/31	940,212	949,447

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$7,508,202

WHOLE LOAN – 1.5%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ	318,242	303,784

Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 2.87%, 3/25/34Δ	245,176	236,132

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	1,331,291	1,174,935

TOTAL WHOLE LOAN		$1,714,851

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $24,988,397)		$24,754,014

CORPORATE BOND – 0.5%

TRANSPORTATION – 0.5%

Vessel Management Services, Inc.,
U.S. Government Guaranteed,
6.75%, 7/15/25	499,000	592,563

TOTAL CORPORATE BOND
(COST $499,000)		$592,563

GOVERNMENT AGENCIES – 50.6%

FEDERAL HOME LOAN BANK (FHLB) – 11.8%

0.50%, 11/20/15	2,000,000	2,005,708

1.75%, 9/11/15	4,000,000	4,101,502

3.13%, 12/13/13	5,000,000	5,017,005

5.38%, 5/18/16	2,000,000	2,247,605

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$13,371,820

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 19.0%

0.88%, 10/14/16	3,000,000	3,020,670

0.50%, 5/13/16	2,000,000	1,999,042

0.63%, 12/29/14	3,000,000	3,015,473

0.88%, 3/07/18	1,650,000	1,621,718

1.00%, 3/08/17	3,000,000	3,022,293

2.00%, 8/25/16	1,000,000	1,038,782

4.75%, 1/19/16	1,000,000	1,095,423

Description	Par Value	Value

4.88%, 6/13/18	$2,000,000	$2,312,414

5.13%, 10/18/16	2,000,000	2,262,361

5.25%, 4/18/16	2,000,000	2,232,323

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$21,620,499

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 19.6%

0.38%, 3/16/15	4,000,000	4,007,852

0.38%, 12/21/15	3,000,000	2,998,035

0.38%, 7/05/16	2,000,000	1,989,538

0.50%, 5/27/15	3,000,000	3,011,606

0.50%, 3/30/16	5,000,000	5,001,232

2.25%, 3/15/16	5,000,000	5,207,690

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$22,215,953

SMALL BUSINESS ADMINISTRATION – 0.2%

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	14,496	15,320

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	155,655	165,756

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	74,687	78,623

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	3,894	4,218

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	5,599	6,174

TOTAL SMALL BUSINESS ADMINISTRATION		$270,091

TOTAL GOVERNMENT AGENCIES
(COST $56,175,251)		$57,478,363

MORTGAGE-BACKED SECURITIES – 15.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.6%

Pool 287773, 7.50%, 3/01/17	690	720

Pool 538733, 9.00%, 9/01/19	281	290

Pool A18401, 6.00%, 2/01/34	738,068	814,737

Pool C78010, 5.50%, 4/01/33	1,176,558	1,300,174

Pool C80328, 7.50%, 7/01/25	46,151	52,621

Pool G01425, 7.50%, 5/01/32	96,198	110,494

Pool G01831, 6.00%, 5/01/35	242,176	267,332

Pool G12709, 5.00%, 7/01/22	224,605	239,677

Pool G14695, 4.50%, 6/01/26	1,299,841	1,379,409

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$4,165,454

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.7%

Pool 202957, 8.00%, 8/01/21	3,880	4,098

Pool 252439, 6.50%, 5/01/29	42,701	47,775

Pool 255933, 5.50%, 11/01/35	259,447	284,672

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

      Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

Pool 323419, 6.00%, 12/01/28	$75,058	$82,941

Pool 334593, 7.00%, 5/01/24	84,360	95,701

Pool 39862, 9.75%, 9/01/17	5,824	6,167

Pool 436746, 6.50%, 8/01/28	48,672	51,495

Pool 440401, 6.50%, 8/01/28	189,230	210,235

Pool 485678, 6.50%, 3/01/29	39,771	44,707

Pool 494375, 6.50%, 4/01/29	18,217	19,217

Pool 545051, 6.00%, 9/01/29	130,745	143,985

Pool 604867, 7.00%, 1/01/25	3,866	3,954

Pool 625596, 7.00%, 2/01/32	17,150	17,964

Pool 725418, 6.50%, 5/01/34	218,398	244,620

Pool 833143, 5.50%, 9/01/35	1,258,927	1,380,733

Pool 843323, 5.50%, 10/01/35	108,279	118,806

Pool AE2520, 3.00%, 1/01/26	508,758	530,447

Pool MA0909, 3.00%, 11/01/21	1,143,235	1,202,774

Pool MA0921, 3.00%, 12/01/21	8,350,337	8,785,220

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$13,275,511

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%

Pool 1061, 9.00%, 4/20/23	17,291	18,043

Pool 1886, 9.00%, 10/20/24	1,395	1,482

Pool 188603, 9.00%, 11/15/16	5,450	5,610

Pool 208196, 9.00%, 2/15/17	8,411	8,667

Pool 306066, 8.50%, 7/15/21	5,178	5,962

Pool 307983, 8.50%, 7/15/21	17,137	17,660

Pool 341948, 8.50%, 1/15/23	10,422	10,716

Pool 346572, 7.00%, 5/15/23	12,692	14,486

Pool 484269, 7.00%, 9/15/28	46,650	50,781

Pool 581522, 6.00%, 5/15/33	237,430	264,789

Pool 592505, 6.00%, 4/15/33	153,555	163,136

Pool 780440, 8.50%, 11/15/17	1,420	1,610

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$562,942

TOTAL MORTGAGE-BACKED SECURITIES
(COST $17,468,231)		$18,003,907

MUNICIPAL BOND – 0.1%

DEVELOPMENT – 0.1%

Miami, FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government),
8.65%, 7/01/19	115,000	140,312

TOTAL MUNICIPAL BOND
(COST $214,950)		$140,312

U.S. TREASURY – 11.3%

U.S. TREASURY INFLATION INDEXED NOTES – 3.4%

1.13%, 1/15/21	1,100,000	1,269,624

2.00%, 1/15/14	2,000,000	2,533,412

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$3,803,036

Description	Par Value	Value

U.S. TREASURY NOTE – 7.9%

0.80%, 4/30/14	$9,000,000	$9,006,507

TOTAL U.S. TREASURY
(COST $12,710,143)		$12,809,543

TOTAL INVESTMENTS – 100.1%
(COST $112,055,972)		$113,778,702

OTHER LIABILITIES LESS ASSETS – (0.1%)		(156,908)

TOTAL NET ASSETS – 100.0%		$113,621,794

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

      Wilmington Short Duration Government Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $112,064,356. The net unrealized appreciation/(depreciation) of investments was $1,714,346. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,292,390 and net unrealized depreciation from investments for those securities having an excess of cost over value of $578,044.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$24,754,014	$—	$24,754,014
Corporate Bond	—	592,563	—	592,563
Government Agencies	—	57,478,363	—	57,478,363
Mortgage-Backed Securities	—	18,003,907	—	18,003,907
Municipal Bond	—	140,312	—	140,312
U.S. Treasury	—	12,809,543	—	12,809,543

Total	$—	$113,778,702	$—	$113,778,702

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

31

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Dedicated Tax	15.8%
Higher Education	14.7%
Medical	14.6%
General Obligations	12.0%
Water & Sewer	9.8%
School District	8.6%
Lease	7.3%
Transportation	5.4%
Pre-Refunded/Escrow	4.4%
Airport	4.3%
Other Assets and Liabilities – Net[1]	3.1%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[2]	Percentage of Total Net Assets
AAA	24.1%
AA	45.5%
A	19.5%
BBB	2.2%
Not Rated	5.6%
Other Assets and Liabilities – Net[1]	3.1%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.9%

ALABAMA – 0.5%

MEDICAL – 0.5%
The University of Alabama, Refunding Revenue Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,121,790

TOTAL ALABAMA		$1,121,790

ARIZONA – 2.0%

LEASE – 0.5%
City of Tucson, AZ, Certificate Participation Bonds, Public Improvements, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,102,430

WATER & SEWER – 1.5%
Arizona Water Infrastructure Finance Authority, Revenue Bonds, Water Utility Improvements, (Series A), 5.00%, 10/01/23	3,000,000	3,443,790

TOTAL ARIZONA		$4,546,220

CALIFORNIA – 11.4%

AIRPORT – 1.4%
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding Revenue Bonds, 5.00%, 5/01/26	2,925,000	3,265,002

Description	Par Value	Value

GENERAL OBLIGATIONS – 1.6%
State of California, CA, GO Unlimited, Public Improvements, 5.00%, 10/01/21	$3,000,000	$3,545,640

LEASE – 2.0%
Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,520,400

MEDICAL – 1.2%
California Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	485,000	517,063

California Statewide Communities Development Authority, Revenue Bonds, (Series E-1), 5.00%, 5/01/17	2,000,000	2,278,120

TOTAL MEDICAL		$2,795,183

SCHOOL DISTRICT – 0.6%
San Ramon Valley Unified School District, CA, GO Unlimited, Refunding Bonds, 5.00%, 8/01/27	1,200,000	1,350,000

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

      Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER & SEWER – 4.6%
City of San Francisco Public Utilities Commission Water Revenue, CA, Refunding Revenue Bonds, (Series C) 5.00%, 11/01/26	$3,000,000	$3,395,100
5.00%, 11/01/27	5,000,000	5,592,100

San Diego County Water Authority, CA, Refunding Revenue Bonds, (Series A), 5.00%, 5/01/23	1,240,000	1,462,605

TOTAL WATER & SEWER		$10,449,805

TOTAL CALIFORNIA		$25,926,030

COLORADO – 1.0%

AIRPORT – 1.0%
City & County of Denver Airport System Revenue, CO, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,219,700

TOTAL COLORADO		$2,219,700

DELAWARE – 0.5%

GENERAL OBLIGATIONS – 0.5%
State of Delaware, DE, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 8/01/18	1,000,000	1,187,060

TOTAL DELAWARE		$1,187,060

DISTRICT OF COLUMBIA – 1.0%

DEDICATED TAX – 1.0%
District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	2,000,000	2,270,380

TOTAL DISTRICT OF COLUMBIA		$2,270,380

FLORIDA – 0.5%

LEASE – 0.5%
City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	1,000,000	1,107,150

TOTAL FLORIDA		$1,107,150

GEORGIA – 2.7%

GENERAL OBLIGATIONS – 1.0%
State of Georgia, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,298,700

HIGHER EDUCATION – 1.0%
Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,165,940

MEDICAL – 0.7%
Cobb County Kennestone Hospital Authority, Refunding Revenue Bonds, 5.00%, 4/01/27	1,500,000	1,641,330

TOTAL GEORGIA		$6,105,970

Description	Par Value	Value

ILLINOIS – 1.4%

DEDICATED TAX – 1.4%
State of Illinois, Revenue Bonds, Public Improvements, (National Reinsurance FGIC), 6.00%, 6/15/26	$2,500,000	$3,128,725

TOTAL ILLINOIS		$3,128,725

INDIANA – 1.0%

MEDICAL – 1.0%
Indiana Finance Authority, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,188,980

TOTAL INDIANA		$2,188,980

MARYLAND – 1.5%

LEASE – 1.0%
County of Baltimore, MD, Certificate Participation Bonds, Public Improvements, 5.00%, 10/01/21	2,000,000	2,357,060

TRANSPORTATION – 0.5%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/17	1,000,000	1,150,830

TOTAL MARYLAND		$3,507,890

MASSACHUSETTS – 2.3%

DEDICATED TAX – 1.1%
Massachusetts Bay Transportation Authority, MA, Refunding Revenue Bonds, (Series C), 5.50%, 7/01/23	2,000,000	2,513,380

WATER & SEWER – 1.2%
Massachusetts Water Resources Authority, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	2,325,000	2,732,991

TOTAL MASSACHUSETTS		$5,246,371

MICHIGAN – 5.2%

DEDICATED TAX – 2.8%
Michigan Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	3,500,000	4,114,110

Michigan Finance Authority, Refunding Revenue Bonds, (Series B), 5.00%, 7/01/21	2,000,000	2,264,860

TOTAL DEDICATED TAX		$6,378,970

SCHOOL DISTRICT – 1.4%
Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,139,620

Lansing School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 4.00%, 5/01/16	2,000,000	2,136,000

TOTAL SCHOOL DISTRICT		$3,275,620

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

      Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER & SEWER – 1.0%
Michigan Municipal Bond Authority, Revenue Bonds, Water Utility Improvements, 5.00%, 10/01/19	$2,075,000	$2,234,318

TOTAL MICHIGAN		$11,888,908

NEVADA – 3.0%

DEDICATED TAX – 1.0%
County of Clark, NV, Refunding Revenue Bonds, 5.00%, 7/01/18	2,000,000	2,332,080

GENERAL OBLIGATIONS – 1.5%
County of Clark, NV, GO Limited, Refunding Revenue Bonds, (AMBAC), 5.00%, 11/01/25	1,000,000	1,095,320

Las Vegas Valley Water District, NV, GO Limited, Water Utility Improvements, (Series A), (AGM), 5.00%, 6/01/20	2,000,000	2,213,360

TOTAL GENERAL OBLIGATIONS		$3,308,680

SCHOOL DISTRICT – 0.5%
Washoe County School District, NV, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,119,380

TOTAL NEVADA		$6,760,140

NEW YORK – 9.6%

DEDICATED TAX – 5.9%
Nassau County Interim Finance Authority, NY, Refunding Revenue Bonds, 5.00%, 11/15/21	1,960,000	2,371,404

New York City, Transitional Finance Authority, NY, Refunding Revenue Bonds, (Subseries E), 5.00%, 11/01/22	4,125,000	4,846,751

New York Local Government Assistance Corp., NY, Refunding Revenue Bonds, (Series A), (GO of Corp.), 5.00%, 4/01/19	1,500,000	1,785,735

New York State Dormitory Authority, Refunding Revenue Bonds, (Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,157,242

New York State Environmental Facilities Corp., Revenue Bonds, Recreational Facility Improvements, (Series A), 5.00%, 12/15/21	2,000,000	2,174,240

TOTAL DEDICATED TAX		$13,335,372

GENERAL OBLIGATIONS – 0.6%
County of Sullivan, NY, GO Limited, Refunding Revenue Bonds, 5.00%, 7/15/18	1,100,000	1,289,607

LEASE – 0.5%
Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/18	1,000,000	1,163,800

TRANSPORTATION – 2.6%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series E), 5.00%, 11/15/19	2,565,000	3,007,283

Description	Par Value	Value

Port Authority of New York & New Jersey, Refunding Revenue Bonds, (Airport & Marina Improvements), 5.00%, 12/01/23	$2,500,000	$2,973,650

TOTAL TRANSPORTATION		$5,980,933

TOTAL NEW YORK		$21,769,712

OHIO – 3.6%

DEDICATED TAX – 0.8%
County of Hamilton, OH, Refunding Revenue Bonds, (Series A), (AMBAC), 5.00%, 12/01/17	1,500,000	1,684,590

GENERAL OBLIGATIONS – 1.6%
Akron-Summit County Public Library, OH, GO Unlimited, Refunding Revenue Bonds, 5.00%, 12/01/20	1,960,000	2,313,368

City of Akron, OH, GO Limited, Refunding Revenue Bonds, (AMBAC), 5.00%, 12/01/24	1,275,000	1,375,406

TOTAL GENERAL OBLIGATIONS		$3,688,774

WATER & SEWER – 1.2%
Ohio Water Development Authority, OH, Refunding Revenue Bonds, (Series C), (Water Pollution Center, OBG), 5.00%, 12/01/20	2,275,000	2,736,507

TOTAL OHIO		$8,109,871

PENNSYLVANIA – 22.8%

DEDICATED TAX – 0.6%
Sports & Exhibition Authority of Pittsburgh & Allegheny County, PA, Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,250,000	1,390,425

GENERAL OBLIGATIONS – 1.5%
City of Philadelphia, PA, GO Unlimited, Public Improvements, (CIFG), 5.00%, 8/01/23	1,000,000	1,042,040

City of Philadelphia, PA, GO Unlimited,
Refunding Revenue Bonds, (Series A), 5.00%, 9/15/21	2,040,000	2,326,110

TOTAL GENERAL OBLIGATIONS		$3,368,150

HIGHER EDUCATION – 5.6%
Huntingdon County General Authority, PA, Refunding Revenue Bonds, (Series A), (Juniata College, OBG), 5.00%, 5/01/27	1,765,000	1,870,000

Lancaster Higher Education Authority, PA, Refunding Revenue Bonds, (Franklin & Marshall College, OBG), 5.00%, 4/15/18	2,350,000	2,557,246

Montgomery County Higher Education & Health Authority, PA, Revenue Bonds, University & College Improvements, (Series FF1), (Dickinson College Project, OBG)/(CIFG), 5.00%, 5/01/20	1,490,000	1,642,084

Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Drexel University, OBG), 5.00%, 5/01/18	1,000,000	1,155,260

Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG), 5.00%, 1/01/23	1,620,000	1,807,726

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

      Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University & College Improvements, (Drexel University College of Medicine, OBG)/(National Reinsurance), 5.00%, 5/01/27	$1,250,000	$1,315,463

State Public School Building Authority, PA, Revenue Bonds, University & College Improvements, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,420,255

TOTAL HIGHER EDUCATION		$12,768,034

LEASE – 1.4%
Berks County Vocational Technical School Authority, PA, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,696,905

Philadelphia Redevelopment Authority, PA, Revenue Bonds, Economic Improvements, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,523,730

TOTAL LEASE		$3,220,635

MEDICAL – 3.8%
Allegheny County Hospital Development Authority, PA, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,629,857

Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,128,620

Lancaster County Hospital Authority, PA, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG)
5.00%, 3/15/19	1,485,000	1,650,295
5.00%, 3/15/23	1,770,000	1,938,769

Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,392,660

TOTAL MEDICAL		$8,740,201

PRE-REFUNDED/ESCROW – 4.4%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	6,971,070

Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC), 6.00%, 9/01/19	2,410,000	2,946,828

TOTAL PRE-REFUNDED/ESCROW		$9,917,898

SCHOOL DISTRICT – 3.2%
Eastern York School District, GO Unlimited, School Improvements, (Series A), (AGM ST AID WITHHLDG), 5.00%, 9/01/24	790,000	874,317

Hamburg Area School District, PA, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,815,221

Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,040,451

Description	Par Value	Value
School District of Philadelphia, PA, GO Unlimited, School Improvements, (Series D), (AGM State Aid Withholding), 5.50%, 6/01/17	$1,300,000	$1,487,330

TOTAL SCHOOL DISTRICT		$7,217,319

TRANSPORTATION – 2.3%
Allegheny County Port Authority, PA, Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,096,690

Pennsylvania State Turnpike Commission, PA, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,584,170

Pittsburgh Public Parking Authority, PA, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,647,798

TOTAL TRANSPORTATION		$5,328,658

TOTAL PENNSYLVANIA		$51,951,320

TENNESSEE – 1.3%

GENERAL OBLIGATIONS – 0.8%
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,861,482

HIGHER EDUCATION – 0.5%
Tennessee School Bond Authority, TN, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 5/01/19	1,035,000	1,227,407

TOTAL TENNESSEE		$3,088,889

TEXAS – 13.8%

AIRPORT – 1.9%
Dallas/Fort Worth International Airport, TX, Refunding Revenue Bonds, (Series D) 5.25%, 11/01/23	2,500,000	2,864,550
5.25%, 11/01/26	1,410,000	1,548,518

TOTAL AIRPORT		$4,413,068

HIGHER EDUCATION – 3.1%
Harris County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Baylor College of Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,564,819

Permanent University Fund, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/24	3,000,000	3,542,640

TOTAL HIGHER EDUCATION		$7,107,459

MEDICAL – 5.9%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Children’s Medical Center of Dallas Project, OBG), 5.00%, 8/15/18	1,000,000	1,156,610

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

      Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Series A), (Texas Health Resources, OBG), 5.00%, 2/15/21	$5,000,000	$5,529,150

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Methodist Hospital of Dallas, OBG), 5.00%, 10/01/25	6,110,000	6,799,025

TOTAL MEDICAL		$13,484,785

SCHOOL DISTRICT – 2.9%
San Antonio Independent School District, TX, GO Unlimited, Refunding Revenue Bonds, (PSF-GTD), 5.00%, 8/15/21	5,000,000	5,382,600

Socorro Independent School District, TX, GO Unlimited, School Improvements, (PSF-GTD), 5.00%, 8/15/28	1,000,000	1,142,970

TOTAL SCHOOL DISTRICT		$6,525,570

TOTAL TEXAS		$31,530,882

UTAH – 1.1%

MEDICAL – 1.1%
County of Utah, UT, Revenue Bonds, (IHC Health Services Inc., OBG)
5.00%, 5/15/25	1,025,000	1,134,337
5.00%, 5/15/26	1,200,000	1,314,408

TOTAL MEDICAL		$2,448,745

TOTAL UTAH		$2,448,745

VIRGINIA – 3.4%

GENERAL OBLIGATIONS – 0.3%
County of Prince William, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 8/01/27	620,000	744,992

HIGHER EDUCATION – 2.2%
Virginia College Building Authority, VA, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	299,173

Virginia, College Building Authority, VA, Revenue Bonds, University & College Improvements, (Series A), (Public Higher Education Financing, OBG), 5.00%, 9/01/19	4,000,000	4,776,560

TOTAL HIGHER EDUCATION		$5,075,733

LEASE – 0.2%
Virginia Public School Authority, VA, Revenue Bonds, School Improvements, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	448,088

Description	Par Value	Value

MEDICAL – 0.4%
Fairfax County, IDA, VA, Refunding Revenue Bonds, (Inova Health System Project, OBG)
5.00%, 8/15/23	$250,000	$290,185
5.25%, 8/15/19	500,000	574,445

TOTAL MEDICAL		$864,630

WATER & SEWER – 0.3%
County of Henrico Water & Sewer Revenue, VA, Refunding Revenue Bonds, 5.00%, 5/01/24	550,000	638,720

TOTAL VIRGINIA		$7,772,163

WASHINGTON – 7.3%

DEDICATED TAX – 1.2%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Transit Improvements, (National Reinsurance FGIC), 5.25%, 2/01/21	2,300,000	2,724,971

GENERAL OBLIGATIONS – 2.6%
State of Washington, WA, GO Unlimited, Refunding Revenue Bonds, (Series R-C), 5.00%, 7/01/24	5,000,000	5,930,450

HIGHER EDUCATION – 2.3%
University of Washington, WA, Revenue Bonds, University & College Improvements, 5.00%, 7/01/27	4,550,000	5,215,984

LEASE – 1.2%
Washington Economic Development Finance Authority, Revenue Bonds, Economic Improvements, (Washington Biomedical Research Properties, OBG)/(National Reinsurance)
5.00%, 6/01/23	1,510,000	1,658,841
5.25%, 6/01/21	1,000,000	1,085,830

TOTAL LEASE		$2,744,671

TOTAL WASHINGTON		$16,616,076

TOTAL MUNICIPAL BONDS (COST $213,548,162)		$220,492,972

TOTAL INVESTMENTS – 96.9% (COST $213,548,162)		$220,492,972

OTHER ASSETS LESS LIABILITIES – 3.1%		7,154,808

TOTAL NET ASSETS – 100.0%		$227,647,780

Cost of investments for Federal income tax purposes is $213,548,163. The net unrealized appreciation/(depreciation) of investments was $6,944,809. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,292,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,347,838.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

  Wilmington Municipal Bond Fund (concluded)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$220,492,972	$—	$220,492,972

Total	$—	$220,492,972	$—	$220,492,972

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

37

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Maryland Municipal Bond Fund

At October 31, 2013, the Fund’s sector classifications as follows (unaudited):

Percentage of Total Net Assets
General Obligations	35.0%
Transportation	18.1%
Medical	17.0%
Higher Education	9.9%
Pre-Refunded/Escrow	5.6%
Lease	5.5%
Dedicated Tax	3.6%
Continuing Care	1.3%
Cash Equivalents[1]	2.8%
Other Assets and Liabilities - Net[2]	1.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	34.0%
AA	38.9%
A	10.0%
BBB	4.0%
Not Rated	11.9%
Other Assets and Liabilities – Net[2]	1.2%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS – 96.0%

MARYLAND – 96.0%

CONTINUING CARE – 1.3%

Baltimore County, MD, Revenue Refunding Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	$1,200,000	$1,253,268

DEDICATED TAX – 3.6%

Maryland State Department of Transportation, Revenue Bonds, Transit Improvements 5.00%, 2/15/28	1,375,000	1,537,552

5.50%, 2/15/17	1,740,000	1,990,038

TOTAL DEDICATED TAX		$3,527,590

GENERAL OBLIGATIONS –35.0%

Anne Arundel County, MD, Tax Allocation, Refunding Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,250,952

Baltimore County, MD, GO Unlimited, Refunding Notes, 5.00%, 11/01/18	1,000,000	1,192,610

Baltimore County, MD, GO Unlimited, Refunding Notes, Public Improvements, 5.00%, 2/01/28	1,000,000	1,129,560

Description	Par Value	Value
Cecil County, MD, GO Unlimited, Public Improvements, (AGM), 4.00%, 12/01/16	$1,000,000	$1,104,510

Cecil County, MD, GO Unlimited, Refunding Bonds, 5.00%, 11/01/23	2,590,000	3,092,408

Charles County, MD, GO Unlimited, Refunding Bonds, 5.00%, 3/01/20	4,020,000	4,812,061

Frederick County, MD, GO Unlimited, Refunding Bonds, 5.25%, 11/01/19	1,500,000	1,822,530

Harford County, MD, GO Unlimited, Public Improvements, 4.00%, 7/01/20	2,000,000	2,256,160

Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	2,966,250

Montgomery County, MD, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 7/01/21	2,000,000	2,429,300

Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A) 5.00%, 8/01/19	1,240,000	1,489,587

5.00%, 7/01/22	2,000,000	2,357,820

Prince George’s County, MD, GO Limited, Public Improvements, (Series A), 5.00%, 9/15/27	3,020,000	3,431,264

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

      Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value

Queen Anne’s County, MD, GO Unlimited, Refunding Bonds, (National Reinsurance), 5.00%, 11/15/16	$1,000,000	$1,089,030

Washington Suburban Sanitary Commission, MD, GO Unlimited, Refunding Bonds, 6.00%, 6/01/18	1,000,000	1,225,060

Washington Suburban Sanitary Commission, GO Unlimited, Water & Utility Improvements, 5.00%, 6/01/18	1,000,000	1,182,310

TOTAL GENERAL OBLIGATIONS		$33,831,412

HIGHER EDUCATION – 9.9%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Goucher College), 5.00%, 7/01/26	1,000,000	1,093,280

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B), (Johns Hopkins University), 5.00%, 7/01/23	2,000,000	2,422,220

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (John Hopkins University)

5.00%, 7/01/24	2,000,000	2,351,600

5.00%, 7/01/26	3,000,000	3,452,370

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.00%, 7/01/38†,≠	1,000,000	300,010

TOTAL HIGHER EDUCATION		$9,619,480

LEASE – 5.5%

Maryland Economic Development Corp., Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	2,887,061

Maryland Economic Development Corp., Revenue Bonds, General Improvements, (Public Health Laboratory), 5.00%, 6/01/19	1,000,000	1,186,800

Maryland Stadium Authority, MD, Refunding Revenue Bonds, 5.00%, 6/15/17	1,055,000	1,212,965

TOTAL LEASE		$5,286,826

MEDICAL – 17.0%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Anne Arundel Health Systems)

5.00%, 7/01/22	1,000,000	1,140,960

5.00%, 7/01/26	1,100,000	1,190,310

5.00%, 7/01/27	535,000	572,011

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Greater Baltimore Medical Center), 5.00%, 7/01/25	1,015,000	1,117,961

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	1,935,000	2,037,032

Description	Par Value	Value

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	$2,500,000	$2,628,250

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Health System)

5.00%, 7/01/19	1,000,000	1,185,590

5.00%, 7/01/22	1,000,000	1,170,750

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center),

5.00%, 7/01/17	1,745,000	1,926,515

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series B), (MedStar Health)

5.00%, 8/15/26	1,500,000	1,629,315

5.00%, 8/15/27	1,000,000	1,072,960

Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series C), (Johns Hopkins Health System), 5.00%, 5/15/28	675,000	738,727

TOTAL MEDICAL		$16,410,381

PRE-REFUNDED/ESCROW – 5.6%

Maryland Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Helix Health Systems, Inc.), (AMBAC), 5.00%, 7/01/27	3,630,000	4,253,997

Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 5/01/19	1,000,000	1,150,890

TOTAL PRE-REFUNDED/ESCROW		$5,404,887

TRANSPORTATION – 18.1%

Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,089,360

Maryland State Department of Transportation, Refunding Revenue Bonds

5.00%, 5/01/17	2,000,000	2,301,660

5.00%, 5/01/18	825,000	972,015

Maryland State Department of Transportation, Revenue Bonds, Highway Improvements, 5.50%, 2/01/16	1,000,000	1,115,380

Maryland State Transportation Authority, Refunding Revenue Bonds 5.00%, 7/01/18	2,500,000	2,952,375

5.00%, 7/01/25	1,000,000	1,160,310

Maryland State Transportation Authority, Revenue Bonds, Highway Improvements, 5.25%, 3/01/18	3,520,000	4,159,056

Montgomery County, MD, Parking System Revenue, Refunding Revenue Bonds 4.00%, 6/01/16	1,440,000	1,566,346

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

      Wilmington Maryland Municipal Bond Fund (concluded)

Description	Par Value	Value
5.00%, 6/01/21	$1,820,000	$2,169,495

TOTAL TRANSPORTATION		$17,485,997

TOTAL MARYLAND		$92,819,841

TOTAL MUNICIPAL BONDS
(COST $91,581,283)		$92,819,841
	Number of Shares
MONEY MARKET FUND—2.8%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,745,124	$2,745,124

TOTAL MONEY MARKET FUND
(COST $2,745,124)		$2,745,124

Description	Value
TOTAL INVESTMENTS – 98.8%
(COST $94,326,407)	$95,564,965

OTHER ASSETS LESS LIABILITIES – 1.2%	1,179,115

TOTAL NET ASSETS – 100.0%	$96,744,080

Cost of investments for Federal income tax purposes is $94,265,701. The net unrealized appreciation/(depreciation) of investments was $1,299,264. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,712,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,412,807.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$92,819,841	$—	$92,819,841
Money Market Fund	2,745,124	—	—	2,745,124

Total	$2,745,124	$92,819,841	$—	$95,564,965

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

40

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Dedicated Tax	18.2%
Lease	16.3%
School District	15.5%
Transportation	15.1%
General Obligations	7.7%
Water & Sewer	6.9%
Medical	4.9%
Pre-Refunded/Escrow	4.4%
Higher Education	4.2%
Power	3.2%
Not-For-Profit	1.1%
Cash Equivalents[1]	3.5%
Other Assets and Liabilities – Net[2]	(1.0)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Derived from data provided by Moody’s Investors Service and Standard and Poor’s.

Credit Quality Diversification[3]	Percentage of Total Net Assets
AAA	21.1%
AA	59.7%
A	12.2%
NR	8.0%
Other Assets and Liabilities – Net[2]	(1.0)%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.5%

NEW YORK – 97.5%

DEDICATED TAX – 18.2%

Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/24	$1,000,000	$1,157,530

Metropolitan Transportation Authority, NY, Refunding Revenue Bonds, (Subseries B-2), 5.00%, 11/01/16	1,000,000	1,128,110

Nassau County Interim Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 11/15/21	1,000,000	1,209,900

New York Local Government Assistance Corp., Refunding Revenue Notes, (Series A), (GO of Corp.), 5.00%, 4/01/20	3,000,000	3,595,380

New York State Dormitory Authority, Revenue Bond, University and College Improvements, (Series A), 5.00%, 7/01/28	1,000,000	1,118,590

Description	Par Value	Value

New York State Dormitory Authority, Revenue Bonds, University & College Improvements, (Series A), 5.00%, 3/15/25	$5,000,000	$5,819,500

New York State Thruway Authority, Revenue Bonds, Public Improvements, (Series A), 5.25%, 3/15/23	2,500,000	2,867,150

New York State Thruway Authority, Revenue Bonds, Transit Improvements, (Series A), 5.00%, 3/15/27	1,000,000	1,111,890

TOTAL DEDICATED TAX		$18,008,050

GENERAL OBLIGATIONS – 7.7%

New York Municipal Bond Bank Agency, Refunding Revenue Bonds, (Subseries B1)/(AGM), 5.00%, 4/15/21	3,000,000	3,400,260

New York State, GO Unlimited, Highway Improvements, (Series E), (State Aid Witholding), 5.00%, 12/15/21	2,090,000	2,543,718

Westchester County, NY, GO Unlimited, Refunding Bonds, (Series A), 5.00%, 10/15/17	1,425,000	1,661,507

TOTAL GENERAL OBLIGATIONS		$7,605,485

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

      Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 4.2%

New York State Dormitory Authority, Revenue Refunding Bonds, University & College Improvements, (Columbia University), 5.00%, 10/01/19	$1,865,000	$2,246,113

New York State Dormitory Authority, University & College Improvements, (Series A), (NATL-RE), 6.00%, 7/01/19	1,500,000	1,849,335

TOTAL HIGHER EDUCATION		$4,095,448

LEASE – 16.3%

Erie County, NY, IDA, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 5/01/17	1,400,000	1,596,504

Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(AGM, State Aid Withholding), 5.75%, 5/01/21	1,000,000	1,151,210

Erie County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,422,730

Monroe County, NY, IDA, Revenue Bonds, School Improvements, (Series A), (Rochester School Modernization Project), 5.00%, 5/01/16	2,000,000	2,213,140

New York City, NY, Transitional Finance Authority, Building Aid, Revenue Refunding Bonds, School Improvements, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,770,000	3,091,459

New York State Dormitory Authority, Refunding Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,136,310

New York State Urban Development Corp., Refunding Revenue Notes, (Series B), 5.25%, 1/01/23	3,000,000	3,450,750

TOTAL LEASE		$16,062,103

MEDICAL – 4.9%

Monroe County, NY, IDA, Refunding Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,050,910

New York State Dormitory Authority,

Revenue Refunding Bonds, (Series A), (North Shore Long Island Jewish)

5.00%, 5/01/16	1,000,000	1,102,310

5.00%, 5/01/17	1,300,000	1,465,269

New York State Dormitory Authority, Revenue Refunding Bonds, (Series C), (Memorial Sloan Kettering Cancer Center)/(National Reinsurance), 5.75%, 7/01/19	1,010,000	1,224,322

TOTAL MEDICAL		$4,842,811

NOT-FOR-PROFIT – 1.1%

New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A), (Museum of Modern Art), 5.00%, 4/01/15	1,000,000	1,066,980

Description	Par Value	Value

POWER – 3.2%

New York Power Authority/The, Revenue Refunding Bonds, (Series A), (GO OF AUTH), 5.00%, 11/15/22	$2,575,000	$3,127,801

PRE-REFUNDED/ESCROW – 4.4%

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series Y), (CAPMAC – ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,383,680

SCHOOL DISTRICT –15.5%

Arlington Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 12/15/25	1,295,000	1,479,745

Byram Hills Central School District, NY, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 11/15/17	1,000,000	1,171,180

Commack Union Free School District/NY, Refunding Bonds, (GO, State Aid Witholding), 4.00%, 11/15/21	1,625,000	1,824,972

East Meadow Union Free School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 4.00%, 8/15/18	1,385,000	1,571,061

Greece Central School District, NY, GO Unlimited, Refunding Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,162,620

New Rochelle City School District, NY, GO Limited, Refunding Bonds, (State Aid Withholding)

4.00%, 9/01/16	1,000,000	1,099,020

5.00%, 9/01/17	1,530,000	1,777,324

New York State Dormitory Authority, Revenue Refunding Bonds, School Improvements, (Series C), (State Aid Withholding), 7.25%, 10/01/28	3,000,000	3,621,390

Pittsford Central School District, NY, GO Unlimited, Refunding Bonds, (Series B), (State Aid Withholding), 5.00%, 12/15/24	1,390,000	1,624,298

TOTAL SCHOOL DISTRICT		$15,331,610

TRANSPORTATION – 15.1%

Metropolitan Transportation Authority, NY, Revenue Bonds, Transit Improvements, (Series B), 5.00%, 11/15/22	1,000,000	1,126,190

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, (Series E), (Transit Improvements), 5.00%, 11/15/28	2,000,000	2,157,140

Metropolitan Transportation Authority, NY Revenue, Revenue Refunding Bonds, Transit Improvements, (Series A), 5.00%, 11/15/25	1,405,000	1,562,908

Port Authority of New York & New Jersey, Refunding Revenue Bonds, Airport & Marina Improvements, (Series B), 5.00%, 12/01/23	4,000,000	4,757,840

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B)

5.00%, 11/15/25	1,000,000	1,155,720

5.00%, 11/15/28	1,500,000	1,678,275

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

      Wilmington New York Municipal Bond Fund (concluded)

Description	Par Value	Value

Triborough Bridge & Tunnel Authority, NY, Revenue Bonds, Highway Improvements, (Series A), 5.00%, 11/15/20	$2,070,000	$2,484,145

TOTAL TRANSPORTATION		$14,922,218

WATER & SEWER – 6.9%

New York City, NY, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	5,624,600

New York State Environmental Facilities Corp., Refunding Revenue Bonds, NYC Municipal Water, 5.00%, 6/15/17	1,020,000	1,180,691

TOTAL WATER & SEWER		$6,805,291

TOTAL NEW YORK		$96,251,477

TOTAL MUNICIPAL BONDS (COST $93,171,329)		$96,251,477

Description	Number of Shares	Value

MONEY MARKET FUND – 3.5%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	3,483,071	$3,483,071

TOTAL MONEY MARKET FUND (COST $3,483,071)		$3,483,071

TOTAL INVESTMENTS – 101.0% (COST $96,654,400)		$99,734,548

OTHER LIABILITIES LESS ASSETS – (1.0%)		(1,022,526)

TOTAL NET ASSETS – 100.0%		$98,712,022

Cost of investments for Federal income tax purposes is $96,592,097. The net unrealized appreciation/(depreciation) of investments was $3,142,451. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,740,604 and net unrealized depreciation from investments for those securities having an excess of cost over value of $598,153.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$96,251,477	$—	$96,251,477
Money Market Fund	3,483,071	—	—	3,483,071

Total	$3,483,071	$96,251,477	$—	$99,734,548

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

43

NOTES TO PORTFOLIOS OF INVESTMENTS

Δ	Floating rate note with current rate and stated maturity date shown.
¿	Securities with discount rate at time of purchase shown.
Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Broad Market Bond Fund	$13,198,452	5.1%
Intermediate-Term Bond Fund	3,077,216	1.8%
Short-Term Corporate Bond Fund	9,307,892	5.0%

•	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Broad Market Bond Fund
Crown Castle Towers LLC	07/29/2010	$1,000,000	$1,073,466
Crown Castle Towers LLC	08/04/2010	1,003,370	1,073,466
Daimler Finance North America LLC	09/07/2011	247,588	258,407
Eaton Corp.	11/14/2012	398,752	371,543
Extended Stay America Trust 2013-ESH	01/25/2013	797,998	777,562
FMR LLC	10/28/2009	997,720	1,170,242
General Motors Financial Co., Inc.	08/13/2012	300,000	320,250
General Motors Financial Co., Inc.	05/08/2013	600,000	612,000
General Motors Financial Co., Inc.	09/24/2013	2,000,000	2,090,000
Harley-Davidson Funding Corp.	11/19/2009	499,195	527,611
Hyundai Capital America	12/01/2011	248,878	265,254
Hyundai Capital America	09/24/2012	249,855	251,751
Hyundai Capital America	08/06/2013	574,666	580,277
Hyundai Capital Services, Inc.	03/06/2012	249,073	261,733
LA Arena Funding LLC	04/23/1999	1,147,175	1,277,752
Nabors Industries, Inc.	09/04/2013	799,536	812,285
NBCUniversal Enterprise	03/20/2013	420,475	421,670
SLM Student Loan Trust	04/14/2011	416,471	417,653
WM Wrigley Jr. Co.	06/21/2010	499,485	510,228
WM Wrigley Jr. Co.	10/17/2013	124,861	125,302
			$13,198,452	5.1%
Intermediate-Term Bond Fund
Cox Communications, Inc.	04/24/2013	238,944	215,071
General Motors Financial Co., Inc.	08/13/2012	250,000	266,875
General Motors Financial Co., Inc.	05/07/2013	300,000	306,000
General Motors Financial Co., Inc.	09/24/2013	220,000	225,500
SLM Student Loan Trust	04/14/2011	416,471	417,653
Union Pacific Corp.	08/21/2013	1,364,669	1,395,513
WM Wrigley Jr. Co.	10/16/2013	249,722	250,604
			$3,077,216	1.8%
Short-Term Corporate Bond Fund
Eaton Corp.	11/14/2012	749,348	751,860
Eaton Corp.	01/09/2013	1,255,250	1,253,100
Extended Stay America Trust 2013-ESH	01/25/2013	$503,736	$490,836
General Motors Financial Co., Inc.	08/13/2012	200,000	213,500

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

44	NOTES TO PORTFOLIOS OF INVESTMENTS

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
General Motors Financial Co., Inc.	05/08/2013	560,000	571,200
General Motors Financial Co., Inc.	09/24/2013	1,780,000	1,824,500
Hyundai Capital America	08/06/2013	399,768	403,671
Hyundai Capital America	09/24/2012	249,855	251,751
Hyundai Motor Manufacturing Czech	04/15/2010	249,248	260,888
Nabors Industries, Inc.	09/04/2013	399,768	406,142
NBC Universal Enterprise	03/20/2013	630,712	632,505
SLM Student Loan Trust	04/14/2011	555,295	556,870
WM Wrigley Jr. Co.	10/17/2013	159,822	160,386
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,530,683
			$9,307,892	5.0%

^	7-Day net yield.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
≠	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
∑	All or a portion of this security was segregated for extended settlement contracts.
**	Represents less than 0.05%.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	45

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal

AMBAC – American Bond Assurance Corporation

BKNT – Bank Note

CAPMAC – Capital Markets Assurance Corporation

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FGIC – Financial Guarantee Insurance Company

FNMA – Federal National Mortgage Association

FRN – Floating Rate Note

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

IDA – Industrial Development Authority/Agency

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

OBG – Obligation

PLC – Public Company Limited

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

REIT – Real Estate Investment Trust

UPMC – University of Pittsburgh Medical Center

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

46	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2013 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Corporate Bond Fund		Wilmington Short Duration Government Bond Fund
ASSETS:
Investments, at identified cost	$261,652,142		$167,164,755		$180,626,502		$112,055,972

Investments in securities, at value (Including $7,500,145, $3,527,310, $1,013,699 and $0 of securities on loan, respectively) (Note 2)	266,193,211		170,808,204		181,828,231		113,778,702
Cash	—		800,636		—		—
Interest receivable	1,882,982		1,286,322		1,293,359		403,441
Receivable for shares sold	1,049,927		140,073		349,010		107,979
Receivable for investments sold	20,642,447		6,905,763		3,035,925		25
Other assets	15,813		10,458		8,528		12,139

TOTAL ASSETS	289,784,380		179,951,456		186,515,053		114,302,286

LIABILITIES:
Payable to custodian	—		—		—		435,669
Payable for investments purchased	21,790,010		5,853,219		—		—
Collateral for securities on loan	7,688,095		3,615,483		1,050,239		—
Income distribution payable	555,466		252,386		150,082		132,932
Payable for shares redeemed	178,252		473,052		147,113		38,866
Payable for distribution services fee	1,416		1,515		577		3,529
Payable for shareholder services fee	567		606		—		—
Other accrued expenses	92,632		57,909		52,448		69,496

TOTAL LIABILITIES	30,306,438		10,254,170		1,400,459		680,492

NET ASSETS	$259,477,942		$169,697,286		$185,114,594		$113,621,794

NET ASSETS CONSIST OF:

Paid-in capital	$251,574,267		$161,264,374		$182,491,634		$113,701,595
Undistributed (distributions in excess of) net investment income	6,842		41,459		(34,970)		4,557
Accumulated net realized gain (loss) on investments	3,355,764		4,748,004		1,456,201		(1,807,088)
Net unrealized appreciation (depreciation) of investments	4,541,069		3,643,449		1,201,729		1,722,730

TOTAL NET ASSETS	$259,477,942		$169,697,286		$185,114,594		$113,621,794

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$6,697,488		$7,005,722		$2,832,351		$16,532,464

Shares outstanding (unlimited shares authorized)	678,037		674,218		275,033		1,727,881

Net Asset Value per share	$9.88		$10.39		$10.30		$9.57

Offering price per share*	$10.35	***	$10.88	***	$10.48	**	$9.74	**

Class I
Net Assets	$252,780,454		$162,691,564		$182,282,243		$97,089,330

Shares outstanding (unlimited shares authorized)	26,015,345		15,649,096		17,695,735		10,127,546

Net Asset Value per share	$9.72		$10.40		$10.30		$9.59

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share 100/98.25 of net asset value.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	47

October 31, 2013 (unaudited)	Wilmington Municipal Bond Fund		Wilmington Maryland Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$213,548,162		$94,326,407		$96,654,400

Investments in securities, at value	220,492,972		95,564,965		99,734,548
Cash	1,776,499		—		—
Interest receivable	3,026,184		1,295,134		1,260,220
Due from advisor	490		—		—
Receivable for shares sold	1,665,267		63,339		109,643
Receivable for investments sold	6,900,083		—		—
Other assets	9,247		8,244		5,230

TOTAL ASSETS	233,870,742		96,931,682		101,109,641

LIABILITIES:
Payable for investments purchased	5,326,387		—		2,153,240
Income distribution payable	455,532		144,049		161,730
Payable for shares redeemed	372,301		1,028		18,989
Payable for distribution services fee	3,696		6,201		5,470
Payable for shareholder services fee	—		744		—
Other accrued expenses	65,046		35,580		58,190

TOTAL LIABILITIES	6,222,962		187,602		2,397,619

NET ASSETS	$227,647,780		$96,744,080		$98,712,022

NET ASSETS CONSIST OF:

Paid-in capital	$219,630,874		$94,617,012		$97,478,448
Undistributed (distributions in excess of) net investment income	3,225		68,338		24,901
Accumulated net realized gain (loss) on investments	1,068,871		820,172		(1,871,475)
Net unrealized appreciation (depreciation) of investments	6,944,810		1,238,558		3,080,148

TOTAL NET ASSETS	$227,647,780		$96,744,080		$98,712,022

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$17,379,009		$29,374,553		$25,866,889

Shares outstanding (unlimited shares authorized)	1,304,043		2,948,978		2,477,292

Net Asset Value per share	$13.33		$9.96		$10.44

Offering price per share*	$13.96	***	$10.43	***	$10.93	***

Class I
Net Assets	$210,268,771		$67,369,527		$72,845,133

Shares outstanding (unlimited shares authorized)	15,771,295		6,752,809		6,972,960

Net Asset Value per share	$13.33		$9.98		$10.45

*	See “How are Shares Priced?” in the Prospectus.
***	Computation of offering price per share 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

48	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2013 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Corporate Bond Fund	Wilmington Short Duration Government Bond Fund
INVESTMENT INCOME:
Dividends	$499	$234	$628	$201
Interest	4,011,551	2,240,413	1,398,342	843,104
Securities lending income	18,768	15,656	7,605	—

TOTAL INVESTMENT INCOME	4,030,818	2,256,303	1,406,575	843,305

EXPENSES:
Investment advisory fee	665,447	479,653	462,302	303,319
Administrative personnel and services fee	32,022	23,025	22,275	14,576
Portfolio accounting, administration and custodian fees	60,743	45,555	40,821	30,056
Transfer and dividend disbursing agent fees and expenses	48,774	12,300	48,227	17,839
Trustees’ fees	13,761	13,761	13,755	13,782
Professional fees	29,657	28,513	27,670	28,413
Distribution services fee—Class A	8,516	10,552	3,807	22,811
Shareholder services fee—Class A	8,516	10,552	3,807	22,811
Shareholder services fee—Class I	324,206	229,274	227,343	128,848
Share registration costs	15,334	21,547	17,581	20,662
Printing and postage	16,934	5,326	12,627	5,704
Miscellaneous	18,244	13,345	13,504	11,306

TOTAL EXPENSES	1,242,154	893,403	893,719	620,127

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(36,202)	(67,439)	(94,753)	(57,413)
Waiver of shareholder services fee—Class A	(5,925)	(8,057)	(3,807)	(22,811)
Waiver of shareholder services fee—Class I	(324,206)	(229,274)	(227,343)	(128,848)

TOTAL WAIVERS AND REIMBURSEMENTS	(366,333)	(304,770)	(325,903)	(209,072)

Net expenses	875,821	588,633	567,816	411,055

Net investment income (loss)	3,154,997	1,667,670	838,759	432,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	878,457	1,980,565	115,993	386,441
Net change in unrealized appreciation (depreciation) of investments	(9,351,788)	(6,107,546)	(546,618)	(1,420,133)

Net realized and unrealized gain (loss) on investments	(8,473,331)	(4,126,981)	(430,625)	(1,033,692)

Change in net assets resulting from operations	$(5,318,334)	$(2,459,311)	$408,134	$(601,442)

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	49

Six Months Ended October 31, 2013 (unaudited)	Wilmington Municipal Bond Fund	Wilmington Maryland Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$1	$—	$—
Interest	3,369,630	1,211,778	1,292,489

TOTAL INVESTMENT INCOME	3,369,631	1,211,778	1,292,489

EXPENSES:
Investment advisory fee	614,124	252,156	255,397
Administrative personnel and services fee	29,509	12,121	12,279
Portfolio accounting, administration and custodian fees	48,585	23,264	24,145
Transfer and dividend disbursing agent fees and expenses	10,521	6,677	9,990
Trustees’ fees	13,685	13,755	13,784
Professional fees	21,101	27,219	27,260
Distribution services fee—Class A	23,245	38,815	33,890
Shareholder services fee—Class A	23,245	38,815	33,890
Shareholder services fee— Class I	283,817	87,263	93,808
Share registration costs	15,381	8,274	5,375
Printing and postage	7,319	3,264	4,666
Miscellaneous	13,535	9,920	9,855

TOTAL EXPENSES	1,104,067	521,543	524,339

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(24,538)	(18,761)	(61,383)
Waiver of shareholder services fee—Class A	(23,245)	(34,455)	(33,890)
Waiver of shareholder services fee—Class I	(283,817)	(87,263)	(93,808)

TOTAL WAIVERS AND REIMBURSEMENTS	(331,600)	(140,479)	(189,081)

Net expenses	772,467	381,064	335,258

Net investment income (loss)	2,597,164	830,714	957,231

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(1,019,009)	(25,140)	(245,769)
Net change in unrealized appreciation (depreciation) of investments	(7,427,193)	(3,325,924)	(3,014,933)

Net realized and unrealized gain (loss) on investments	(8,446,202)	(3,351,064)	(3,260,702)

Change in net assets resulting from operations	$(5,849,038)	$(2,520,350)	$(2,303,471)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

50	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$3,154,997	$7,617,152	$1,667,670	$4,919,039
Net realized gain (loss) on investments	878,457	6,762,586	1,980,565	5,203,367
Net change in unrealized appreciation (depreciation) of investments	(9,351,788)	(1,719,094)	(6,107,546)	(2,460,544)

Change in net assets resulting from operations	(5,318,334)	12,660,644	(2,459,311)	7,661,862

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(75,256)	(181,722)	(63,381)	(205,115)
Class C	—	—	—	(10,329)
Class I	(3,286,563)	(7,984,284)	(1,659,145)	(4,848,047)
Distributions from net realized gain on investments
Class A	—	(135,577)	—	(180,045)
Class C	—	—	—	(16,895)
Class I	—	(5,425,335)	—	(3,368,228)

Change in net assets resulting from distributions to shareholders	(3,361,819)	(13,726,918)	(1,722,526)	(8,628,659)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	366,664	1,134,080	289,702	1,255,340
Class C	—	—	—	145,702
Class I	27,842,475	71,265,641	6,823,686	25,564,738
Proceeds from exchange of Class C for Class A
Class A	—	—	—	717,567	(a)
Class C	—	—	—	(717,567	)(a)
Distributions reinvested
Class A	61,281	255,335	51,772	318,516
Class C	—	—	—	24,258
Class I	1,974,976	9,463,910	812,732	5,278,968
Cost of shares redeemed
Class A	(460,034)	(2,851,238)	(2,859,338)	(5,457,857)
Class C	—	—	—	(817,746)
Class I	(43,751,721)	(96,483,813)	(42,540,981)	(81,789,148)

Change in net assets resulting from share transactions	(13,966,359)	(17,216,085)	(37,422,427)	(55,477,229)

Change in net assets	(22,646,512)	(18,282,359)	(41,604,264)	(56,444,026)
NET ASSETS:
Beginning of period	282,124,454	300,406,813	211,301,550	267,745,576

End of period	$259,477,942	$282,124,454	$169,697,286	$211,301,550

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,842	$213,664	$41,459	$96,315

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	51

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	36,562	110,462	27,986	117,911
Class C	—	—	—	13,556
Class I	2,873,431	7,064,293	657,481	2,403,713
Shares exchanged
Class A	—	—	—	67,154	(a)
Class C	—	—	—	(67,009	)(a)
Distributions reinvested
Class A	6,228	24,906	5,002	29,932
Class C	—	—	—	2,275
Class I	204,048	939,016	78,459	495,961
Shares redeemed
Class A	(46,748)	(277,557)	(277,026)	(514,348)
Class C	—	—	—	(76,818)
Class I	(4,507,873)	(9,563,559)	(4,100,517)	(7,680,421)

Net change resulting from share transactions	(1,434,352)	(1,702,439)	(3,608,615)	(5,208,094)

(a)	On April 13, 2013, Class C shares of the Fund were terminated after the conversion to Class A shares of the Fund.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

52	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Short-Term Corporate Bond Fund			Wilmington Short Duration Government Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013		Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$838,759	$2,114,938		$432,250	$1,867,915
Net realized gain (loss) on investments	115,993	1,824,790		386,441	1,278,289
Net change in unrealized appreciation (depreciation) of investments	(546,618)	(333,334)		(1,420,133)	(1,438,262)

Change in net assets resulting from operations	408,134	3,606,394		(601,442)	1,707,942

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(11,024)	(35,543)		(112,739)	(325,374)
Class C	—	(508)		—	(5,073)
Class I	(887,178)	(2,151,733)		(765,206)	(2,289,679)
Distributions from net realized gain on investments
Class A	—	(7,776)		—	(92,383)
Class C	—	(797)		—	(2,856)
Class I	—	(463,007)		—	(505,332)

Change in net assets resulting from distributions to shareholders	(898,202)	(2,659,364)		(877,945)	(3,220,697)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	874,387	904,288		124,988	1,320,956
Class C	—	46,550		—	50,386
Class I	25,999,838	64,351,456		4,671,542	17,403,153
Proceeds from exchange of Class C for Class A
Class A	—	215,042	(a)	—	480,225	(a)
Class C	—	(215,042	)(a)	—	(480,225	)(a)
Distributions reinvested
Class A	6,685	30,304		77,933	277,192
Class C	—	598		—	5,458
Class I	492,756	1,553,005		394,244	1,449,747
Cost of shares redeemed
Class A	(1,165,767)	(6,950,038)		(3,578,843)	(4,555,497)
Class C	—	(179,893)		—	(504,605)
Class I	(26,319,499)	(73,425,311)		(16,759,750)	(58,941,821)

Change in net assets resulting from share transactions	(111,600)	(13,669,041)		(15,069,886)	(43,495,031)

Change in net assets	(601,668)	(12,722,011)		(16,549,273)	(45,007,786)
NET ASSETS:
Beginning of period	185,716,262	198,438,273		130,171,067	175,178,853

End of period	$185,114,594	$185,716,262		$113,621,794	$130,171,067

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(34,970)	$24,473		$4,557	$450,252

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	53

	Wilmington Short-Term Corporate Bond Fund			Wilmington Short Duration Government Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013		Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	85,091	87,780		13,037	135,272
Class C	—	4,505		—	5,184
Class I	2,530,983	6,243,916		486,174	1,780,447
Shares exchanged
Class A	—	21,187	(a)	—	46,460	(a)
Class C	—	(21,164	)(a)	—	(46,361	)(a)
Distributions reinvested
Class A	651	2,943		8,129	28,420
Class C	—	58		—	558
Class I	47,972	150,670		41,047	148,318
Shares redeemed
Class A	(113,725)	(675,978)		(373,066)	(467,422)
Class C	—	(17,441)		—	(51,669)
Class I	(2,561,610)	(7,120,728)		(1,742,528)	(6,024,162)

Net change resulting from share transactions	(10,638)	(1,324,252)		(1,567,207)	(4,444,955)

(a)	On April 13, 2013, Class C shares of the Fund were terminated after the conversion to Class A shares of the Fund.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

54	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Municipal Bond Fund		Wilmington Maryland Municipal Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$2,597,164	$3,995,601	$830,714	$1,899,811
Net realized gain (loss) on investments	(1,019,009)	3,289,820	(25,140)	1,789,143
Net change in unrealized appreciation (depreciation) of investments	(7,427,193)	(1,338,347)	(3,325,924)	(267,207)

Change in net assets resulting from operations	(5,849,038)	5,947,074	(2,520,350)	3,421,747

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(174,534)	(203,271)	(225,709)	(540,025)
Class I	(2,419,170)	(3,789,729)	(605,089)	(1,361,347)
Distributions from net realized gain on investments
Class A	—	(27,705)	—	(131,453)
Class I	—	(3,351,722)	—	(280,965)

Change in net assets resulting from distributions to shareholders	(2,593,704)	(7,372,427)	(830,798)	(2,313,790)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	206,023	1,176,614	360,178	787,780
Class I	16,748,843	60,509,663	2,040,131	6,718,543
Proceeds from shares issued in connection with Reorganization (Note 8)
Class A	—	28,984,371	—	—
Class I	—	88,406,939	—	—
Distributions reinvested
Class A	119,711	129,119	175,129	512,136
Class I	562,767	3,959,423	85,284	418,813
Cost of shares redeemed
Class A	(3,722,148)	(9,244,980)	(3,568,810)	(4,271,066)
Class I	(47,174,148)	(49,863,029)	(5,903,785)	(9,869,369)

Change in net assets resulting from share transactions	(33,258,952)	124,058,120	(6,811,873)	(5,703,163)

Change in net assets	(41,701,694)	122,632,767	(10,163,021)	(4,595,206)
NET ASSETS:
Beginning of period	269,349,474	146,716,707	106,907,101	111,502,307

End of period	$227,647,780	$269,349,474	$96,744,080	$106,907,101

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,225	$(235)	$68,338	$68,422

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	15,540	85,294	35,902	76,733
Class I	1,263,037	4,390,600	204,812	654,857
Shares issued in connection with Reorganization (Note 8)
Class A	—	2,089,295	—	—
Class I	—	6,370,639	—	—
Distributions reinvested
Class A	9,046	9,410	17,724	49,811
Class I	42,530	285,685	8,618	40,517
Shares redeemed
Class A	(279,357)	(676,526)	(362,967)	(416,363)
Class I	(3,555,056)	(3,613,370)	(601,264)	(960,347)

Net change resulting from share transactions	(2,504,260)	8,941,027	(697,175)	(554,792)

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	55

	Wilmington New York Municipal Bond Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$957,231	$2,288,998
Net realized gain (loss) on investments	(245,769)	1,653,399
Net change in unrealized appreciation (depreciation) of investments	(3,014,933)	(31,655)

Change in net assets resulting from operations	(2,303,471)	3,910,742

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(228,870)	(640,368)
Class I	(728,324)	(1,641,762)

Change in net assets resulting from distributions to shareholders	(957,194)	(2,282,130)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	35,814	567,278
Class I	8,425,392	18,652,117
Distributions reinvested
Class A	154,700	440,175
Class I	378,096	812,318
Cost of shares redeemed
Class A	(4,690,045)	(5,368,705)
Class I	(12,040,966)	(17,034,370)

Change in net assets resulting from share transactions	(7,737,009)	(1,931,187)

Change in net assets	(10,997,674)	(302,575)
NET ASSETS:
Beginning of period	109,709,696	110,012,271

End of period	$98,712,022	$109,709,696

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$24,901	$24,864

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	3,493	53,037
Class I	807,842	1,742,747
Distributions reinvested
Class A	14,948	41,142
Class I	36,512	75,842
Shares redeemed
Class A	(446,025)	(502,211)
Class I	(1,164,586)	(1,592,521)

Net change resulting from share transactions	(747,816)	(181,964)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

56	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.19		$10.23	$10.16	$10.05	$9.24	$9.77
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.10		0.23	0.32	0.38	0.39	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		0.17	0.33	0.26	0.81	(0.54)

Total Income (Loss) From Operations	(0.20)		0.40	0.65	0.64	1.20	(0.09)

Less Distributions From:
Net Investment Income	(0.11)		(0.25)	(0.33)	(0.38)	(0.39)	(0.44)
Net Realized Gains	—		(0.19)	(0.25)	(0.15)	—	—

Total Distributions	(0.11)		(0.44)	(0.58)	(0.53)	(0.39)	(0.44)

Net Asset Value, End of Period	$9.88		$10.19	$10.23	$10.16	$10.05	$9.24

Total Return(c)	(1.96)%		3.93%	6.54%	6.50%	13.13%	(0.84)%
Net Assets, End of Period (000’s)	$6,697		$6,951	$8,431	$6,602	$6,289	$5,681
Ratios to Average Net Assets
Gross Expense	1.18	%(d)	1.17%	1.25%	1.28%	1.26%	1.32%
Net Expenses(e)	0.98	%(d)	0.99%	1.00%	1.00%	0.84%	0.78%
Net Investment Income (Loss)	2.05	%(d)	2.23%	3.12%	3.76%	4.00%	4.75%
Portfolio Turnover Rate	51%		106%	93%	128%	142%	93%

CLASS I	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.03		$10.07	$10.01	$9.90	$9.10	$9.63
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.12		0.26	0.35	0.41	0.40	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.17	0.32	0.26	0.80	(0.50)

Total Income (Loss) From Operations	(0.19)		0.43	0.67	0.67	1.20	(0.07)

Less Distributions From:
Net Investment Income	(0.12)		(0.28)	(0.36)	(0.41)	(0.40)	(0.46)
Net Realized Gains	—		(0.19)	(0.25)	(0.15)	—	—

Total Distributions	(0.12)		(0.47)	(0.61)	(0.56)	(0.40)	(0.46)

Net Asset Value, End of Period	$9.72		$10.03	$10.07	$10.01	$9.90	$9.10

Total Return(c)	(1.84)%		4.32%	6.90%	6.93%	13.39%	(0.71)%
Net Assets, End of Period (000’s)	$252,780		$275,173	$291,976	$209,386	$205,794	$159,120
Ratios to Average Net Assets
Gross Expense	0.93	%(d)	0.92%	1.00%	1.03%	1.01%	1.06%
Net Expenses(e)	0.65	%(d)	0.64%	0.66%	0.66%	0.64%	0.64%
Net Investment Income (Loss)	2.38	%(d)	2.57%	3.47%	4.12%	4.21%	4.83%
Portfolio Turnover Rate	51%		106%	93%	128%	142%	93%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	57

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.60		$10.64	$10.76	$10.63	$9.96	$9.97
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.08		0.18	0.24	0.34	0.43	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		0.13	0.28	0.24	0.68	—

Total Income (Loss) From Operations	(0.13)		0.31	0.52	0.58	1.11	0.41

Less Distributions From:
Net Investment Income	(0.08)		(0.19)	(0.25)	(0.35)	(0.44)	(0.42)
Net Realized Gains	—		(0.16)	(0.39)	(0.10)	—	—

Total Distributions	(0.08)		(0.35)	(0.64)	(0.45)	(0.44)	(0.42)

Net Asset Value, End of Period	$10.39		$10.60	$10.64	$10.76	$10.63	$9.96

Total Return(c)	(1.24)%		2.90%	4.96%	5.51%	11.33%	4.20%
Net Assets, End of Period (000’s)	$7,006		$9,730	$12,961	$6,744	$5,777	$2,619
Ratios to Average Net Assets
Gross Expense	1.17	%(d)	1.14%	1.35%	1.43%	1.41%	1.35%
Net Expenses(e)	0.91	%(d)	0.94%	1.00%	1.01%	0.87%	0.78%
Net Investment Income (Loss)	1.44	%(d)	1.69%	2.22%	3.18%	4.23%	4.22%
Portfolio Turnover Rate	23%		52%	253%	485%	164%	191%

CLASS I	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.60		$10.65	$10.77	$10.64	$9.96	$9.97
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.22	0.28	0.38	0.47	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.20)		0.11	0.27	0.24	0.67	(0.01)

Total Income (Loss) From Operations	(0.11)		0.33	0.55	0.62	1.14	0.42

Less Distributions From:
Net Investment Income	(0.09)		(0.22)	(0.28)	(0.39)	(0.46)	(0.43)
Net Realized Gains	—		(0.16)	(0.39)	(0.10)	—	—

Total Distributions	(0.09)		(0.38)	(0.67)	(0.49)	(0.46)	(0.43)

Net Asset Value, End of Period	$10.40		$10.60	$10.65	$10.77	$10.64	$9.96

Total Return(c)	(0.99)%		3.15%	5.33%	5.96%	11.62%	4.35%
Net Assets, End of Period (000’s)	$162,692		$201,572	$253,419	$107,625	$122,553	$126,742
Ratios to Average Net Assets
Gross Expense	0.92	%(d)	0.89%	1.09%	1.17%	1.15%	1.09%
Net Expenses(e)	0.60	%(d)	0.60%	0.64%	0.66%	0.63%	0.63%
Net Investment Income (Loss)	1.75	%(d)	2.03%	2.58%	3.54%	4.49%	4.31%
Portfolio Turnover Rate	23%		52%	253%	485%	164%	191%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

58	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT-TERM CORPORATE BOND FUND

CLASS A	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.33		$10.28	$10.29	$10.21	$9.89	$9.87
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.03		0.09	0.12	0.16	0.21	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		0.08	0.03	0.10	0.33	0.08

Total Income (Loss) From Operations	0.01		0.17	0.15	0.26	0.54	0.35

Less Distributions From:
Net Investment Income	(0.04)		(0.09)	(0.12)	(0.17)	(0.22)	(0.33)
Net Realized Gains	—		(0.03)	(0.04)	(0.01)	—	—

Total Distributions	(0.04)		(0.12)	(0.16)	(0.18)	(0.22)	(0.33)

Net Asset Value, End of Period	$10.30		$10.33	$10.28	$10.29	$10.21	$9.89

Total Return(c)	0.08%		1.66%	1.48%	2.57%	5.47%	3.59%
Net Assets, End of Period (000’s)	$2,832		$3,129	$8,912	$11,905	$5,461	$453
Ratios to Average Net Assets
Gross Expense	1.21	%(d)	1.20%	1.37%	1.45%	1.49%	1.48%
Net Expenses(e)	0.86	%(d)	0.86%	0.86%	0.86%	0.92%	0.89%
Net Investment Income (Loss)	0.66	%(d)	0.89%	1.16%	1.57%	2.04%	3.21%
Portfolio Turnover Rate	99%		110%	73%	142%	81%	94%

CLASS I	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.33		$10.28	$10.29	$10.21	$9.89	$9.88
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.05		0.12	0.15	0.18	0.23	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.08	0.03	0.10	0.32	0.02

Total Income (Loss) From Operations	0.02		0.20	0.18	0.28	0.55	0.35

Less Distributions From:
Net Investment Income	(0.05)		(0.12)	(0.15)	(0.19)	(0.23)	(0.34)
Net Realized Gains	—		(0.03)	(0.04)	(0.01)	—	—

Total Distributions	(0.05)		(0.15)	(0.19)	(0.20)	(0.23)	(0.34)

Net Asset Value, End of Period	$10.30		$10.33	$10.28	$10.29	$10.21	$9.89

Total Return(c)	0.20%		1.91%	1.74%	2.83%	5.66%	3.64%
Net Assets, End of Period (000’s)	$182,282		$182,588	$189,176	$176,531	$108,636	$61,655
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.96%	1.11%	1.20%	1.22%	1.23%
Net Expenses(e)	0.61	%(d)	0.61%	0.61%	0.61%	0.71%	0.73%
Net Investment Income (Loss)	0.91	%(d)	1.12%	1.42%	1.81%	2.32%	3.42%
Portfolio Turnover Rate	99%		110%	73%	142%	81%	94%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	59

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SHORT DURATION GOVERNMENT BOND FUND

CLASS A	2013(a)		2013	2012	2011		2010	2009
Net Asset Value, Beginning of Period	$9.68		$9.79	$9.87	$9.90		$9.90	$9.78
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.02		0.10	0.16	0.21	(c)	0.30	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.07)		(0.02)	(0.02)	0.00	(c)(d)	0.01	0.12

Total Income (Loss) From Operations	(0.05)		0.08	0.14	0.21		0.31	0.44

Less Distributions From:
Net Investment Income	(0.06)		(0.15)	(0.22)	(0.24)		(0.31)	(0.32)
Net Realized Gains	—		(0.04)	—	—		—	—

Total Distributions	(0.06)		(0.19)	(0.22)	(0.24)		(0.31)	(0.32)

Net Asset Value, End of Period	$9.57		$9.68	$9.79	$9.87		$9.90	$9.90

Total Return(e)	(0.52)%		0.82%	1.40%	2.10%		3.15%	4.59%
Net Assets, End of Period (000’s)	$16,532		$20,136	$22,874	$16,848		$10,680	$5,209
Ratios to Average Net Assets
Gross Expense	1.23	%(f)	1.20%	1.27%	1.36%		1.36%	1.25%
Net Expenses(g)	0.89	%(f)	0.89%	0.88%	0.89%		0.86%	0.80%
Net Investment Income (Loss)	0.50	%(f)	1.02%	1.65%	2.09	%(c)	3.04%	3.27%
Portfolio Turnover Rate	18%		31%	131%	255%		164%	84%

CLASS I	2013(a)		2013	2012	2011		2010	2009
Net Asset Value, Beginning of Period	$9.70		$9.81	$9.89	$9.92		$9.92	$9.78
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.04		0.12	0.18	0.23	(c)	0.32	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.08)		(0.02)	(0.02)	0.00	(c)(d)	0.00 (d)	0.13

Total Income (Loss) From Operations	(0.04)		0.10	0.16	0.23		0.32	0.48

Less Distributions From:
Net Investment Income	(0.07)		(0.17)	(0.24)	(0.26)		(0.32)	(0.34)
Net Realized Gains	—		(0.04)	—	—		—	—

Total Distributions	(0.07)		(0.21)	(0.24)	(0.26)		(0.32)	(0.34)

Net Asset Value, End of Period	$9.59		$9.70	$9.81	$9.89		$9.92	$9.92

Total Return(e)	(0.39)%		1.07%	1.66%	2.35%		3.32%	4.96%
Net Assets, End of Period (000’s)	$97,089		$110,035	$151,399	$83,037		$77,725	$69,442
Ratios to Average Net Assets
Gross Expense	0.98	%(f)	0.94%	1.01%	1.11%		1.11%	0.99%
Net Expenses(g)	0.64	%(f)	0.64%	0.63%	0.64%		0.65%	0.65%
Net Investment Income (Loss)	0.75	%(f)	1.27%	1.85%	2.34	%(c)	3.25%	3.45%
Portfolio Turnover Rate	18%		31%	131%	255%		164%	84%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)

Net investment income per share and net realized and unrealized gain (loss) per share were (decreased)/increased by ($0.03) and $0.03, respectively, to reflect amortization adjustments and paydown losses. A corresponding adjustment was made to decrease the net investment income ratio by 0.27%.

(d)	Represents less than $0.005.
(e)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(f)	Annualized for periods less than one year.
(g)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

60	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND†

CLASS A	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$13.75		$13.79	$13.18		$13.22	$12.64	$12.79	$12.75
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.13		0.24	0.29		0.42	0.46	0.47	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)		0.27	0.78		0.04	0.61	(0.10)	0.04

Total Income (Loss) From Operations	(0.29)		0.51	1.07		0.46	1.07	0.37	0.49

Less Distributions From:
Net Investment Income	(0.13)		(0.24)	(0.29)		(0.42)	(0.46)	(0.47)	(0.45)
Net Realized Gains	—		(0.31)	(0.17)		(0.08)	(0.03)	(0.05)	—

Total Distributions	(0.13)		(0.55)	(0.46)		(0.50)	(0.49)	(0.52)	(0.45)

Net Asset Value, End of Period	$13.33		$13.75	$13.79		$13.18	$13.22	$12.64	$12.79

Total Return(b)	(2.13)%		3.74%	8.18%		3.56%	8.57%	3.04%	3.86%
Net Assets, End of Period (000’s)	$17,379		$21,435	$708		$758	$579	$164	$11
Ratios to Average Net Assets
Gross Expense	1.13	%(c)	1.13%	0.92	%(c)	0.86%	0.85%	0.87%	0.86%
Net Expenses(d)	0.86	%(c)	0.86%	0.87	%(c)	0.86%	0.85%	0.87%	0.86%
Net Investment Income (Loss)	1.88	%(c)	1.74%	2.56	%(c)	3.20%	3.55%	3.50%	3.48%
Portfolio Turnover Rate	23%		38%	52%		30%	44%	19%	37%

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$13.76		$13.79	$13.19		$13.22	$12.64	$12.79	$12.75
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.14		0.28	0.32		0.45	0.49	0.50	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		0.28	0.77		0.05	0.61	(0.10)	0.04

Total Income (Loss) From Operations	(0.29)		0.56	1.09		0.50	1.10	0.40	0.52

Less Distributions From:
Net Investment Income	(0.14)		(0.28)	(0.32)		(0.45)	(0.49)	(0.50)	(0.48)
Net Realized Gains	—		(0.31)	(0.17)		(0.08)	(0.03)	(0.05)	—

Total Distributions	(0.14)		(0.59)	(0.49)		(0.53)	(0.52)	(0.55)	(0.48)

Net Asset Value, End of Period	$13.33		$13.76	$13.79		$13.19	$13.22	$12.64	$12.79

Total Return(b)	(2.07)%		4.06%	8.33%		3.90%	8.84%	3.27%	4.09%
Net Assets, End of Period (000’s)	$210,269		$247,914	$146,009		$141,519	$166,253	$135,073	$134,272
Ratios to Average Net Assets
Gross Expense	0.88	%(c)	0.90%	0.68	%(c)	0.61%	0.60%	0.62%	0.61%
Net Expenses(d)	0.61	%(c)	0.61%	0.62	%(c)	0.61%	0.60%	0.62%	0.61%
Net Investment Income (Loss)	2.13	%(c)	2.01%	2.80	%(c)	3.44%	3.79%	3.99%	3.70%
Portfolio Turnover Rate	23%		38%	52%		30%	44%	19%	37%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
*	Year end changed from June 30 to April 30.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

See Notes which are an integral part of the Financial Statements.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	61

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MARYLAND MUNICIPAL BOND FUND

CLASS A	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.27		$10.17	$9.77	$9.98	$9.50	$9.82
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.07		0.16	0.34	0.36	0.38	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.14	0.40	(0.21)	0.49	(0.30)

Total Income (Loss) From Operations	(0.24)		0.30	0.74	0.15	0.87	0.10

Less Distributions From:
Net Investment Income	(0.07)		(0.16)	(0.34)	(0.36)	(0.39)	(0.40)
Net Realized Gains	—		(0.04)	—	—	—	(0.02)

Total Distributions	(0.07)		(0.20)	(0.34)	(0.36)	(0.39)	(0.42)

Net Asset Value, End of Period	$9.96		$10.27	$10.17	$9.77	$9.98	$9.50

Total Return(c)	(2.30)%		2.92%	7.71%	1.54%	9.24%	1.10%
Net Assets, End of Period (000’s)	$29,375		$33,461	$36,079	$34,550	$42,303	$38,627
Ratios to Average Net Assets
Gross Expense	1.21	%(d)	1.19%	1.36%	1.38%	1.38%	1.38%
Net Expenses(e)	0.95	%(d)	0.95%	0.94%	0.94%	0.82%	0.79%
Net Investment Income (Loss)	1.45	%(d)	1.53%	3.41%	3.62%	3.90%	4.21%
Portfolio Turnover Rate	15%		41%	34%	6%	8%	6%

CLASS I	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.29		$10.18	$9.79	$9.99	$9.51	$9.83
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.19	0.37	0.39	0.40	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.15	0.39	(0.20)	0.48	(0.30)

Total Income (Loss) From Operations	(0.22)		0.34	0.76	0.19	0.88	0.11

Less Distributions From:
Net Investment Income	(0.09)		(0.19)	(0.37)	(0.39)	(0.40)	(0.41)
Net Realized Gains	—		(0.04)	—	—	—	(0.02)

Total Distributions	(0.09)		(0.23)	(0.37)	(0.39)	(0.40)	(0.43)

Net Asset Value, End of Period	$9.98		$10.29	$10.18	$9.79	$9.99	$9.51

Total Return(c)	(2.16)%		3.31%	7.89%	1.90%	9.33%	1.20%
Net Assets, End of Period (000’s)	$67,370		$73,446	$75,423	$78,912	$85,039	$79,494
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.94%	1.11%	1.13%	1.13%	1.13%
Net Expenses(e)	0.67	%(d)	0.67%	0.66%	0.67%	0.70%	0.70%
Net Investment Income (Loss)	1.73	%(d)	1.81%	3.69%	3.90%	4.02%	4.30%
Portfolio Turnover Rate	15%		41%	34%	6%	8%	6%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

62	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.75		$10.59	$10.08	$10.25	$9.89	$10.25
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.21	0.28	0.35	0.35	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.16	0.51	(0.16)	0.36	(0.34)

Total Income (Loss) From Operations	(0.22)		0.37	0.79	0.19	0.71	0.04

Less Distributions From:
Net Investment Income	(0.09)		(0.21)	(0.28)	(0.36)	(0.35)	(0.40)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.09)		(0.21)	(0.28)	(0.36)	(0.35)	(0.40)

Net Asset Value, End of Period	$10.44		$10.75	$10.59	$10.08	$10.25	$9.89

Total Return(c)	(2.05)%		3.48%	7.99%	1.83%	7.28%	0.44%
Net Assets, End of Period (000’s)	$25,867		$31,239	$35,099	$34,107	$40,748	$33,904
Ratios to Average Net Assets
Gross Expense	1.21	%(d)	1.20%	1.36%	1.40%	1.40%	1.40%
Net Expenses(e)	0.84	%(d)	0.84%	0.84%	0.84%	0.80%	0.75%
Net Investment Income (Loss)	1.69	%(d)	1.94%	2.73%	3.47%	3.42%	3.96%
Portfolio Turnover Rate	30%		41%	87%	67%	64%	102%

CLASS I	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.76		$10.60	$10.08	$10.26	$9.89	$10.25
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.10		0.23	0.31	0.38	0.36	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.16	0.52	(0.18)	0.37	(0.36)

Total Income (Loss) From Operations	(0.21)		0.39	0.83	0.20	0.73	0.05

Less Distributions From:
Net Investment Income	(0.10)		(0.23)	(0.31)	(0.38)	(0.36)	(0.41)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.10)		(0.23)	(0.31)	(0.38)	(0.36)	(0.41)

Net Asset Value, End of Period	$10.45		$10.76	$10.60	$10.08	$10.26	$9.89

Total Return(c)	(1.92)%		3.74%	8.33%	1.97%	7.54%	0.54%
Net Assets, End of Period (000’s)	$72,845		$78,471	$74,913	$68,919	$67,239	$57,173
Ratios to Average Net Assets
Gross Expense	0.96	%(d)	0.95%	1.11%	1.15%	1.15%	1.15%
Net Expenses(e)	0.59	%(d)	0.59%	0.59%	0.59%	0.64%	0.65%
Net Investment Income (Loss)	1.94	%(d)	2.18%	2.99%	3.71%	3.58%	4.11%
Portfolio Turnover Rate	30%		41%	87%	67%	64%	102%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	63

Wilmington Funds

October 31, 2013 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 7 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 16 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Corporate Bond Fund (“Short-Term Corporate Bond Fund”)(d)	The Fund seeks to provide current income

Wilmington Short Duration Government Bond Fund (“Short Duration Government Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, preservation of capital.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington Maryland Municipal Bond Fund (“Maryland Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and Maryland state and local income taxes.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

On April 13, 2013, Class C shares of the Intermediate-Term Bond, Short-Term Corporate Bond and Short Duration Government Bond Funds were terminated after the conversion to Class A of the Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

64	NOTES TO FINANCIAL STATEMENTS (continued)

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2013, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount (1)
Broad Market Bond Fund
Citigroup Global Markets, Inc.	$1,825,934	$1,825,934	$—	$—
Deutsche Bank Securities, Inc.	1,825,934	1,825,934	—	—
HSBC Securities USA, Inc.	1,825,934	1,825,934	—	—
Mizuho Securities USA, Inc.	1,825,934	1,825,934	—	—
RBS Securities, Inc.	384,359	384,359	—	—

	$7,688,095	$7,688,095	$—	$—

Intermediate-Term Bond Fund
Citigroup Global Markets, Inc.	$1,000,000	$1,000,000	$—	$—
Deutsche Bank Securities, Inc.	1,000,000	1,000,000	—	—
HSBC Securities USA, Inc.	1,000,000	1,000,000	—	—
RBS Securities, Inc.	615,483	615,483	—	—

	$3,615,483	$3,615,483	$—	$—

Short-Term Corporate Bond Fund
HSBC Securities USA, Inc.	$1,000,000	$1,000,000	$—	$—
RBS Securities, Inc.	50,329	50,329	—	—

	$1,050,329	$1,050,329	$—	$—

(1)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Inflation/deflation adjustments on Treasury Inflation–Protected Securities are included in interest income. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income tax are necessary.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	65

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in “To Be Announced Securities” (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified criteria. For example, in a TBA mortgage transaction, the Fund and seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transactions as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest of the settlement date. Losses may occur due to the fact the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions – The Short Duration Government Bond Fund, Intermediate-Term Bond Fund and Broad Market Bond Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. There were no dollar roll transactions outstanding during the six months ended October 31, 2013.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

66	NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2013, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received (1)	Net Amount(2)
Broad Market Bond Fund	$7,500,145	$7,500,145	$—
Intermediate-Term Bond Fund	3,527,310	3,527,310	—
Short-Term Corporate Bond Fund	1,013,699	1,013,699	—

(1)	Collateral with a value of $7,688,095, $3,615,483 and $1,050,239, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2012, 2011, and 2010, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding years or periods as reported on the Statements of Changes in Net Assets were as follows:

	2013			2012
Fund	Ordinary Income*		Long-Term Capital Gains	Ordinary Income*		Long-Term Capital Gains
Broad Market Bond Fund	$10,116,058		$3,610,860	$10,360,344		$3,395,176
Intermediate-Term Corporate Bond Fund	6,535,290		2,093,369	5,573,369		1,895,361
Short-Term Corporate Bond Fund	2,501,043		158,321	3,118,418		341,243
Short Duration Government Bond Fund	2,620,248		600,449	2,933,381		—
Municipal Bond Fund	4,924,173	**	2,448,254	3,352,554	***	1,743,974
Maryland Municipal Bond Fund	1,901,372	**	412,418	4,081,923	***	—
New York Municipal Bond Fund	2,282,130	**	—	3,071,008	***	—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

**	Included in this amount is tax exempt income of $3,946,261, $1,863,194 and $2,282,130, respectively.

***	Included in this amount is tax exempt income of $3,344,842, $4,047,836 and $3,054,578, respectively.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards and Deferrals
Broad Market Bond Fund	$1,231,159	$2,089,084	$(629,272)	$13,892,857	—
Intermediate-Term Bond Fund	632,408	2,597,728	(353,557)	9,738,170	—
Short-Term Corporate Bond Fund	628,131	887,425	(150,601)	1,748,073	—
Short Duration Government Bond Fund	650,946	—	(200,694)	3,134,453	(2,185,119)
Municipal Bond Fund	916,583	1,599,410	(428,348)	14,372,003	—
Maryland Municipal Bond Fund	322,421	784,604	(253,997)	4,625,188	—
New York Municipal Bond Fund	184,374	—	(159,510)	6,157,384	(1,688,009)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

			Capital Loss Available Through				Short-Term Post-Effective	Total Capital Loss
Fund	2014	2015	2016	2017	2018	2019	No Expiration	Carryforwards
Short Duration
Government Bond Fund	$1,434,935	$129,435	$—	$—	$—	$108,426	$428,120	$2,100,916
New York Municipal Bond
Fund	—	—	—	—	1,688,009	—	—	1,688,009

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	67

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2013:

Fund	Capital Loss Carryforwards Used
Short Duration Government Bond Fund	$72,430
Maryland Municipal Bond Fund	212,739
New York Municipal Bond Fund	1,663,200

The Short Duration Government Bond Fund expired capital loss carryforwards in the amount of $385,099.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October and Late Year losses deferred to May 1, 2013 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Losses	Long-Term Post-October/ Late Year Losses
Short Duration Government Bond Fund	$—	$84,203	$—

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.50%
Intermediate-Term Bond Fund	0.50%
Short-Term Corporate Bond Fund	0.50%
Short Duration Government Bond Fund	0.50%
Municipal Bond Fund	0.50%
Maryland Municipal Bond Fund	0.50%
New York Municipal Bond Fund	0.50%

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2014, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
Broad Market Bond Fund	1.00%	0.65%
Intermediate-Term Bond Fund	0.95%	0.60%
Short-Term Corporate Bond Fund	0.86%	0.61%
Short Duration Government Bond Fund	0.89%	0.64%
Municipal Bond Fund	0.86%	0.61%
Maryland Municipal Bond Fund	0.95%	0.67%
New York Municipal Bond Fund	0.84%	0.59%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

68	NOTES TO FINANCIAL STATEMENTS (continued)

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.033%	on the first $5 billion
	0.020%	on the next $2 billion
	0.016%	on the next $3 billion
	0.015%	on assets in excess of $10 billion
BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

On September 30, 2013, the Board of Trustees voted to change the fee schedule for WFMC. Effective October 1, 2013, these services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2013, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares for the sale, distribution, administration, customer servicing and recordkeeping of these shares.

The Funds may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Broad Market Bond Fund	$6,994
Intermediate-Term Bond Fund	4,325
Short-Term Corporate Bond Fund	717
Short Duration Government Bond Fund	17,546
Municipal Bond Fund	23,238
Maryland Municipal Bond Fund	39,883
New York Municipal Bond Fund	35,010

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2013, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$2,694
Intermediate-Term Bond Fund	45
Short-Term Corporate Bond Fund	375
Short Duration Government Bond Fund	93
Municipal Bond Fund	4,275
Maryland Municipal Bond Fund	2,413
New York Municipal Bond Fund	1,359

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	69

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$2,160
Intermediate-Term Bond Fund	1,366
Maryland Municipal Bond Fund	4,786

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides fund accounting and custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2013 were as follows:

	Investments
Fund	Purchases	Sales
Broad Market Bond Fund	$106,177,191	$160,926,261
Intermediate-Term Bond Fund	29,689,521	73,641,367
Short-Term Corporate Bond Fund	67,698,853	88,235,666
Short Duration Government Bond Fund	20,287,532	16,371,126
Municipal Bond Fund	54,519,578	80,734,663
Maryland Municipal Bond Fund	14,889,755	22,129,776
New York Municipal Bond Fund	30,009,622	36,900,409

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2013 were as follows:

	U.S. Government Securities
Fund	Purchases	Sales
Broad Market Bond Fund	$ 33,209,942	$ 6,637,402
Intermediate-Term Bond Fund	13,057,183	6,838,742
Short-Term Corporate Bond Fund	108,937,751	93,097,162
Short Duration Government Bond Fund	—	16,021,286

6.	CONCENTRATION OF RISK

Since Maryland Municipal Bond Fund and New York Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2013, 12.2% for Maryland Municipal Bond Fund and 46.4% for New York Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of the total market value of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 4.4% for Maryland Municipal Bond Fund and 27.5% for New York Municipal Bond Fund.

7.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is March 10, 2014. The Funds did not utilize the LOC for the six months ended October 31, 2013.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

70	NOTES TO FINANCIAL STATEMENTS (concluded)

8.	REORGANIZATION

REORGANIZATION—FISCAL YEAR 2013

On June 22, 2012, the Board approved an Agreement and Plans of Reorganization (the “Reorganization”) which provided for the transfer of all the assets of the Wilmington Pennsylvania Municipal Bond Fund and the Wilmington Virginia Municipal Bond Fund, each a series of the Trust, (the “Acquired Funds”) for shares of the Municipal Bond Fund (the “Acquiring Fund”). Shareholders approved the Plans at a meeting held on November 15, 2012 and the reorganization closed on December 3, 2012 based on net asset values determined as of the close of business on November 30, 2012. The acquisitions were accomplished through tax-free exchanges of assets and shares.

The purpose of this transaction was to combine the three Funds with the same Investment Manager and with substantially similar investment objectives, policies, and restrictions. Due to the small size of the Acquired Funds, and the comparatively better prospects for asset growth of the Acquiring Fund, it was believed that the shareholders’ best interests would be served by reorganizing the Acquired Funds into the Acquiring Fund.

For financial reporting purposes, the Municipal Bond Fund was deemed to be the accounting survivor.

Wilmington Municipal Bond Fund	Value of Shares	Acquired Fund Shares Prior to Reorganization	Shares Issued by Acquiring Fund	Net Assets
Acquiring Fund
Wilmington Municipal Bond Fund				$156,582,398
Acquired Funds
Wilmington Pennsylvania Municipal Bond Fund				97,525,271
Class A shares in exchange for Class A	$9,118,331	861,667	657,281
Class I in exchange for Class I	88,406,940	8,351,297	6,370,639
Wilmington Virginia Municipal Bond Fund				19,866,040
Class A in exchange for Class A	19,866,040	1,787,700	1,432,014

				$273,973,709

The net assets of the Acquired Funds included net unrealized appreciation on investments of $7,032,753 and $1,288,589 and accumulated net realized gains of $1,384,529 and $239,773 for the Wilmington Pennsylvania Municipal Bond Fund and Wilmington Virginia Municipal Bond Fund, respectively.

The financial statements of the Fund reflect the operations of the Acquiring Fund for the period prior to the Reorganization and the combined fund for the period subsequent to the Reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined fund’s Statement of Operations since the Reorganization was completed. Assuming the Reorganization had been completed on May 1, 2012, the pro forma net investment income, net gain on investments and net increase in net assets from operations for the fiscal year ended April 30, 2013 would have been $5,548,565, $20,218,458 and $25,767,023, respectively.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, there are no material events that would require disclosure in the Funds’ financial statements through this date.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

71

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On August 22, 2013 in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “Special Meeting”). The primary purpose of the Special Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 11-12, 2013 (the “Regular Meeting”).

In preparation for the Special Meeting, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2013) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2013 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar peer group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided;

•	The Advisor’s cost of providing the services;

•	The extent to which the Advisor realizes economies of scale as the Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions with the Fund; and

•	The financial stability of the Advisor and its parent company.

As part of the Special Meetings, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the Regular Meeting.

At the Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the Special Meeting. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high.

Certain of the information considered by the Board with respect to specific Funds is summarized below.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the performance universe median for the one- and three-year periods and approximately at the median of the performance universe for the five-year period ended June 30, 2013. The Board considered management’s view that the Fund takes on less risk than its peer group and that the Fund’s duration is typically shorter than some of the funds in its peer group.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

72	Board Approval of Investment Advisory Agreements

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s actual advisory fee rate was above the Fund’s expense group median but that its total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance slightly below the performance universe median for the one-year period and above the performance universe median for the three- and five-year periods ended June 30, 2013. The Board considered the Fund’s historically strong investment performance and relatively low total expense ratio.

Wilmington Short-Term Corporate Bond Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance approximately at the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board considered that the Fund’s fees are within a reasonable range compared to its peers and that its performance is competitive with that of its peers.

Wilmington Short Duration Government Bond Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were at the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s advisory agreement.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance approximately at the performance universe median for the one-year period and above the performance universe median for the three- and five-year periods ended June 30, 2013. The Board considered that the Fund’s fees are within a reasonable range compared to its peers and that the Fund’s performance has historically been strong relative to that of its peers.

Wilmington Maryland Municipal Bond Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board considered management’s view that the Fund’s underperformance compared to its performance universe was largely driven by the underperformance of Maryland bonds versus the national market and that the Fund’s benchmark and performance universe peers include municipal bonds from across the United States, whereas the Fund includes municipal bonds mostly issued within the State of Maryland.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance at the performance universe median for the one-year period, above the performance universe median for the three-year period and below the performance universe median for the five-year period ended June 30, 2013. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s advisory agreement.

*****

At the Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•	The nature and extent of the investment advisory services to be provided to each Fund by the Advisor were appropriate and consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

73

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

74

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

75

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

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WILMINGTON
FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Co-Administrator, Accountant, and Custodian
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square,
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-FI-1013

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON TRUST

October 31, 2013 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Equity Funds

Wilmington Large-Cap Growth Fund

Wilmington Large-Cap Strategy Fund

Wilmington Large-Cap Value Fund

Wilmington Mid-Cap Growth Fund

Wilmington Small-Cap Growth Fund

Wilmington Small-Cap Strategy Fund

Wilmington Large-Cap Growth Fund (“Large-Cap Growth Fund”)

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

Wilmington Large-Cap Value Fund (“Large-Cap Value Fund”)

Wilmington Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)

Wilmington Small-Cap Growth Fund (“Small-Cap Growth Fund”)

Wilmington Small-Cap Strategy Fund (“Small-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2013 through October 31, 2013. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

By the numbers, 2013 is shaping up as a solid, if not overly impressive, year. During the first three quarters of calendar year 2013, the U.S. economy has grown 1% from the same period in 2012. Barring a miracle, this year’s growth won’t match last year’s 2.8%.

While consumption spending hasn’t wowed, the U.S. consumer has proved remarkably consistent. In each of the first three calendar quarters, consumption rose at an annualized rate of at least 1.6% from the previous quarter, contributing to a streak of nine consecutive quarters with growth between 1% and 2%.

Encouragingly, businesses have come to the table. Investment in both fixed property and inventories contributed generously to economic growth in the second and third quarters. And in the third quarter, government spending rose marginally from second-quarter levels, its first sequential increase since the third quarter of 2012.

The Blue Chip Economic Indicators consensus projects economic growth of 1.8% in the fourth quarter and 2.5% in 2014. Progress in three key areas justifies that optimism.

•

Labor: In the six months from May through October, U.S. nonfarm payrolls swelled by more than 1 million jobs. Through the end of November, the economy has recouped more than 85% of the 8.7 million jobs lost in the Great Recession.

•	Housing: While the sales recovery has stalled, home prices continue to rise. In October, the median existing home sold for just shy of $200,000, up nearly 13% from a year earlier.

•	Personal income: In the six months from May through October, personal income rose 3.6% from the same period in 2012 – more than enough to support continued gains in consumption spending.

Unfortunately, the economy’s cautiously optimistic story may get blown away by something more insistent—a blustery wind from Washington. The government shutdown ended in October, but the issues that sparked the dispute—spending and borrowing—still fester in the hearts of politicians on both sides of the aisle.

Congress has funded the government through Jan. 15, and the debt ceiling will slam back down on Feb. 7. Rhetoric has already begun to fly, with no middle ground in sight at the moment. The longer the battle rages, the more nervous investors will become. But like all storms, the budget wrangle will eventually blow over. While we expect the compromise to leave both sides irritated and unsatisfied, it shouldn’t have a lasting effect on either consumers or markets.

Sources: Bureau of Economic Analysis, Bureau of Labor Statistics, National Association of Realtors, Federal Reserve, and Wall Street Journal. Blue Chip Economic Indicators provided by Aspen Publishers.

The Bond Markets

Bond investors absorbed a lot of red ink in the six months from May through October. While we could cite reams of numbers, the journey of the 10-year U.S. Treasury note, probably the market’s most important benchmark, tells the tale just fine on its own. At the end of April, the bond yielded 1.70%. At the end of October, the bond yielded 2.57%. That 87-basis-point (+0.87%) rise in yield equated to a –6.70% decline in the value of the most recent 10-year Treasury, issued in February.

During the six-month period, the Barclays U.S. Aggregate Bond Index1 returned –1.97%. Tax-free bonds performed even worse, with the Barclays Municipal Bond Index’s2 –3.44% return lagging indices for the three main components of the Aggregate Bond Index – investment-grade corporates, Treasuries, and mortgage-backed securities (MBS). As the returns below illustrate, all three of the taxable sectors contributed to the broad index’s weakness. The Barclays U.S. Mortgage-Backed Securities Index3 delivered a –0.81% return, the strongest of the sectors, lifted by a 2.10% return during the last two months of the fiscal period.

Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed income security.

10-year U.S. Treasury Note is a debt owed by the United States government for a period of ten years. Each note has a stated interest rate, which is paid semi-anually. Because the United States is seen as a very low-risk borrower, many investors see 10-year Treasury Note interest rates as indicative of the wider bond market.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

ii

Whether bond returns improve going forward depends in part on when and how the Federal Reserve decides to taper its $85 billion per month in asset purchases. Fed Chairman Ben Bernanke’s hints about tapering in May deserve at least some of the credit for the upward climb of yields, and bonds rallied slightly when the Fed failed to begin tapering as expected in September.

These moves suggest the bond market will react negatively to news of tapering, though the risk is weighted toward longer-term bonds, as both Bernanke and likely successor Janet Yellen seem prepared to keep short-term rates low even after tapering begins. The Fed could start tapering as soon as its December meeting, but a Bloomberg survey projects the move in March.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain Barclays Indices performed as follows4:

Barclays U.S. Aggregate Bond Index	Barclays U.S. Treasury Bond Index[5]	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[6]	Barclays Municipal Bond Index

-1.97%	-2.22%	-0.81%	-3.08%	-3.44%

The Stock Markets

U.S. stocks delivered a solid performance in the six-month period from May through October, paced by cyclical sectors. The S&P 500 Index7 of large-cap stocks returned 11.15% for the period, posting a fresh all-time high in October. The index’s industrial and consumer-discretionary sectors returned at least 17% in the six-month period, while defensive sectors underperformed. Utilities and telecom services posted negative returns, while consumer staples returned less than 5%.

Small-cap stocks outgained the big boys, with the S&P SmallCap 600 Index8 returning 19.54% during the six-month period and the Russell 2000 Index9 up 16.90%. Growth outperformed value, with the S&P 500 Growth Index10 returning 12.19% versus 10.05% for the Value Index11.

In the U.S., stocks responded positively to corporate earnings for the third quarter, but another big test looms. According to Thomson Reuters, S&P 500 companies have issued 95 negative preannouncements regarding fourth-quarter earnings, versus just nine positive statements. If the negative-to-positive ratio of 10.6-to-1 holds, it would be the most negative guidance on record.

The Thomson Reuters consensus calls for the S&P 500’s per-share profits to rise 8.1% year-over-year in the fourth quarter and 7.1% in the first quarter of 2014 before rebounding to double-digit growth for the rest of the year. Investors would welcome such growth, as the index last delivered double-digit profit gains in the third quarter of 2011.

Foreign stocks came on strong in September and October but still lagged U.S. equities during the six-month period, hindered by concerns about economic growth. The MSCI EAFE (Europe, Australasia, and Far East) Index12, which focuses on developed markets, returned 8.53% during the six-month period, while the MSCI Emerging Market Index13 managed just 1.18%.

Europe has taken some steps to improve its financial situation. However, the euro zone’s economy expanded at an annualized rate of just 0.4% in the third quarter. The largest emerging economies continue to grow faster than Europe, but China’s expansion has slowed and neither Brazil nor Russia is expected to top 3% economic growth this year or next year.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]

11.15%	6.06%	18.55%	6.66%

The Trust, with assets of $12.8 billion as of October 31, 2013, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility, and professional management you need.18

Sincerely,

Sam Guerrieri

President

December 6, 2013

October 31, 2013 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Trust’s prospectus, which is available on wilmingtonfunds.com, or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Trust’s prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
2.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
3.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
4.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
7.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
8.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.
9.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.
10.	The S&P 500 Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.
11.	The S&P 500 Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
13.	MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index.
14.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
18.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

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5

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON LARGE-CAP GROWTH FUND
Actual
Class A	$1,000.00	$1,149.70	$7.69	1.42%
Class I	$1,000.00	$1,150.50	$5.64	1.04%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.05	$7.22	1.42%
Class I	$1,000.00	$1,019.96	$5.30	1.04%
WILMINGTON LARGE-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,115.00	$1.33	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%
WILMINGTON LARGE-CAP VALUE FUND
Actual
Class A	$1,000.00	$1,084.50	$6.83	1.30%
Class I	$1,000.00	$1,086.50	$5.47	1.04%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.65	$6.61	1.30%
Class I	$1,000.00	$1,019.96	$5.30	1.04%
WILMINGTON MID-CAP GROWTH FUND
Actual
Class A	$1,000.00	$1,139.70	$6.69	1.24%
Class I	$1,000.00	$1,140.90	$5.83	1.08%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.95	$6.31	1.24%
Class I	$1,000.00	$1,019.76	$5.50	1.08%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

6

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON SMALL-CAP GROWTH FUND
Actual
Class A	$1,000.00	$1,192.10	$8.07	1.46%
Class I	$1,000.00	$1,193.10	$6.91	1.25%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,017.85	$7.43	1.46%
Class I	$1,000.00	$1,018.90	$6.36	1.25%
WILMINGTON SMALL-CAP STRATEGY FUND
Actual
Class I	$1,000.00	$1,155.90	$1.36	0.25%
Hypothetical (assuming a 5% return before expense)
Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).
(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which it invests.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

7

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Growth Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	27.1%
Consumer Discretionary	19.8%
Health Care	16.1%
Industrials	13.4%
Consumer Staples	7.3%
Financials	5.5%
Energy	5.4%
Materials	1.8%
Cash Equivalents[1]	2.1%
Other Assets and Liabilities - Net[2]	1.5%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 96.4%

CONSUMER DISCRETIONARY – 19.8%

AUTO COMPONENTS – 0.6%

BorgWarner, Inc.	3,530	$364,049

DISTRIBUTORS – 0.7%

LKQ Corp.*	12,975	428,564

HOTELS, RESTAURANTS & LEISURE – 0.6%

DineEquity, Inc.	2,150	176,450

Panera Bread Co.*	1,255	198,190

		$374,640

INTERNET & CATALOG RETAIL – 3.5%

Amazon.com, Inc.*	4,033	1,468,133

priceline.com, Inc.*	746	786,157

		$2,254,290

MEDIA – 5.1%

CBS Corp., Non-Voting	33,701	1,993,077

Comcast Corp.	21,296	1,013,264

Scripps Networks Interactive, Inc.	3,235	260,418

		$3,266,759

MULTILINE RETAIL – 1.9%

Nordstrom, Inc.	4,630	279,976

Description	Number of Shares	Value

Target Corp.	14,571	$944,055

		$1,224,031

SPECIALTY RETAIL – 2.5%

Bed, Bath & Beyond, Inc.*	7,459	576,730

GameStop Corp.	5,350	293,287

L Brands, Inc.	5,020	314,302

Tile Shop Holdings, Inc.*	9,150	204,320

Vitamin Shoppe, Inc.*	3,890	182,480

		$1,571,119

TEXTILES, APPAREL & LUXURY GOODS – 4.9%

Coach, Inc.	4,200	212,856

Lululemon Athletica, Inc.*	2,675	184,709

Michael Kors Holdings Ltd.*	10,982	845,065

NIKE, Inc.	20,134	1,525,352

PVH Corp.	2,750	342,568

		$3,110,550

TOTAL CONSUMER DISCRETIONARY		$12,594,002

CONSUMER STAPLES – 7.3%

BEVERAGES – 3.5%

PepsiCo, Inc.	26,480	2,226,703

FOOD & STAPLES RETAILING – 2.7%

Costco Wholesale Corp.	7,066	833,788

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value

Whole Foods Market, Inc.	14,302	$902,885

		$1,736,673

FOOD PRODUCTS – 0.4%

Green Mountain Coffee Roasters, Inc.#, *	3,695	232,083

HOUSEHOLD PRODUCTS – 0.4%

Church & Dwight Co., Inc.	3,945	257,017

PERSONAL PRODUCTS – 0.3%

Herbalife Ltd.#	2,465	159,781

TOTAL CONSUMER STAPLES		$4,612,257

ENERGY – 5.4%

ENERGY EQUIPMENT & SERVICES – 3.7%

Cameron International Corp.*	4,825	264,699

CARBO Ceramics, Inc.#	1,675	209,944

Core Laboratories NV	995	186,284

Schlumberger Ltd.	18,297	1,714,795

		$2,375,722

OIL, GAS & CONSUMABLE FUELS – 1.7%

Cabot Oil & Gas Corp.	6,410	226,401

Noble Energy, Inc.	3,420	256,261

Southwestern Energy Co.*	7,050	262,401

Whiting Petroleum Corp.*	5,150	344,484

		$1,089,547

TOTAL ENERGY		$3,465,269

FINANCIALS – 5.5%

CAPITAL MARKETS – 0.8%

Raymond James Financial, Inc.	6,615	301,975

T. Rowe Price Group, Inc.	2,350	181,914

		$483,889

COMMERCIAL BANKS – 0.5%

SVB Financial Group*	3,425	328,047

CONSUMER FINANCE – 1.4%

American Express Co.	10,979	898,082

DIVERSIFIED FINANCIAL SERVICES – 0.4%

IntercontinentalExchange, Inc.*	1,375	265,004

INSURANCE – 0.4%

Brown & Brown, Inc.	8,400	268,212

REAL ESTATE INVESTMENT TRUSTS – 1.2%

American Tower Corp.	9,149	725,973

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.8%

CBRE Group, Inc.*	11,075	257,272

Realogy Holdings Corp.*	6,725	276,667

		$533,939

TOTAL FINANCIALS		$3,503,146

Description	Number of Shares	Value

HEALTH CARE – 16.1%

BIOTECHNOLOGY – 7.0%

Biogen Idec, Inc.*	4,576	$1,117,413

Celgene Corp.*	7,465	1,108,478

Cepheid, Inc.*	5,675	231,086

Gilead Sciences, Inc.*	24,070	1,708,729

Regeneron Pharmaceuticals, Inc.*	1,080	310,608

		$4,476,314

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%

Alere, Inc.*	7,600	256,348

Intuitive Surgical, Inc.*	510	189,465

ResMed, Inc.#	5,260	272,152

Stryker Corp.	10,435	770,729

West Pharmaceutical Services, Inc.	4,720	228,212

		$1,716,906

HEALTH CARE PROVIDERS & SERVICES – 3.6%

Express Scripts Holding Co.*	24,137	1,509,045

UnitedHealth Group, Inc.	11,255	768,266

		$2,277,311

HEALTH CARE TECHNOLOGY – 0.4%

Cerner Corp.*	4,825	270,345

PHARMACEUTICALS – 2.4%

Auxilium Pharmaceuticals, Inc.*	5,350	92,073

Bristol-Myers Squibb Co.	20,864	1,095,777

Perrigo Co.	2,450	337,831

		$1,525,681

TOTAL HEALTH CARE		$10,266,557

INDUSTRIALS – 13.4%

AEROSPACE & DEFENSE – 5.2%

HEICO Corp.	6,543	254,915

Precision Castparts Corp.	3,096	784,681

United Technologies Corp.	21,046	2,236,138

		$3,275,734

AIR FREIGHT & LOGISTICS – 1.6%

Expeditors International of Washington, Inc.	5,175	234,376

United Parcel Service, Inc.	8,235	809,006

		$1,043,382

COMMERCIAL SERVICES & SUPPLIES – 0.7%

Mine Safety Appliances Co.	4,825	232,372

Waste Connections, Inc.	5,075	216,906

		$449,278

ELECTRICAL EQUIPMENT – 1.1%

AMETEK, Inc.	5,725	273,827

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

      Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value

Babcock & Wilcox Co.	4,700	$151,387

Rockwell Automation, Inc.	2,600	287,066

		$712,280

INDUSTRIAL CONGLOMERATES – 2.6%

Danaher Corp.	22,878	1,649,275

MACHINERY – 1.8%

Chart Industries, Inc.*	750	80,602

Cummins, Inc.	2,025	257,215

Graco, Inc.	4,225	326,423

Joy Global, Inc.	3,950	224,162

Pall Corp.	2,900	233,508

		$1,121,910

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Fastenal Co.	5,175	257,715

TOTAL INDUSTRIALS		$8,509,574

INFORMATION TECHNOLOGY – 27.1%

COMMUNICATIONS EQUIPMENT – 4.0%

Aruba Networks, Inc.*	9,700	181,972

F5 Networks, Inc.*	2,050	167,095

QUALCOMM, Inc.	32,000	2,223,040

		$2,572,107

COMPUTERS & PERIPHERALS – 9.0%

Apple, Inc.	8,099	4,230,513

EMC Corp.	54,908	1,321,636

Stratasys Ltd.*	1,360	153,993

		$5,706,142

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%

FEI Co.	2,450	218,246

IPG Photonics Corp.#	4,825	319,753

National Instruments Corp.	4,625	134,356

		$672,355

INTERNET SOFTWARE & SERVICES – 3.5%

CoStar Group, Inc.*	450	79,645

Google, Inc.*	2,100	2,164,218

		$2,243,863

IT SERVICES – 3.7%

Global Payments, Inc.	4,100	243,868

International Business Machines Corp.	2,645	474,011

Mastercard, Inc.	2,266	1,624,949

		$2,342,828

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.8%

Altera Corp.	8,590	288,624

Lam Research Corp.*	3,750	203,362

		$491,986

Description	Number of Shares	Value

SOFTWARE – 5.0%

ANSYS, Inc.*	3,888	$340,006

Autodesk, Inc.*	7,275	290,345

Citrix Systems, Inc.*	4,750	269,705

Microsoft Corp.	12,000	424,200

Nuance Communications, Inc.*	10,525	163,769

Oracle Corp.	44,842	1,502,207

Red Hat, Inc.*	4,565	197,528

		$3,187,760

TOTAL INFORMATION TECHNOLOGY		$17,217,041

MATERIALS – 1.8%

CHEMICALS – 1.4%

Airgas, Inc.	2,050	223,593

Ashland, Inc.	3,700	342,435

WR Grace & Co.*	3,515	322,185

		$888,213

CONTAINERS & PACKAGING – 0.4%

Crown Holdings, Inc.*	5,975	260,510

TOTAL MATERIALS		$1,148,723

TOTAL COMMON STOCKS
(COST $37,980,437)		$61,316,569

MONEY MARKET FUND – 0.0%**

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	2,172	2,172

TOTAL MONEY MARKET FUND
(COST $2,172)		$2,172

TOTAL INVESTMENTS IN SECURITIES – 96.4%
(COST $37,982,609)		$61,318,741

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS – 2.1%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,000,003, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $1,020,000.	$1,000,000	1,000,000

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $323,333, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $329,799.	323,332	323,332

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,323,332)		$1,323,332

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Growth Fund (concluded)

Value

TOTAL INVESTMENTS – 98.5%
(COST $39,305,941)	$62,642,073

COLLATERAL FOR SECURITIES ON LOAN – (2.1%)	(1,323,332)

OTHER ASSETS LESS LIABILITIES – 3.6%	2,303,704

TOTAL NET ASSETS – 100.0%	$63,622,445

Cost of investments for Federal income tax purposes is $39,661,428. The net unrealized appreciation/(depreciation) of investments was $22,980,645. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $23,711,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $730,686.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$61,316,569	$—	$—	$61,316,569
Money Market Fund	2,172	—	—	2,172
Repurchase Agreements	—	1,323,332	—	1,323,332

Total	$61,318,741	$1,323,332	$—	$62,642,073

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	17.4%
Financials	17.0%
Consumer Discretionary	13.6%
Health Care	12.4%
Industrials	11.4%
Energy	9.6%
Consumer Staples	9.0%
Materials	3.9%
Utilities	3.4%
Telecommunication Services	2.3%
Preferred Stock	0.0%[3]
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	1.2%
Other Assets and Liabilities – Net[2]	(1.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 100.0%

CONSUMER DISCRETIONARY – 13.6%

AUTO COMPONENTS – 0.5%

BorgWarner, Inc.	2,240	$231,011

Delphi Automotive PLC	7,500	429,000

Gentex Corp.	2,390	70,362

Goodyear Tire & Rubber Co.	4,660	97,767

Johnson Controls, Inc.	13,730	633,640

Lear Corp.	2,400	185,736

TRW Automotive Holdings Corp.*	2,910	218,570

Visteon Corp.*	1,500	115,635

		$1,981,721

AUTOMOBILES – 0.7%

Ford Motor Co.	79,820	1,365,720

General Motors Co.*	18,700	690,965

Harley-Davidson, Inc.	5,750	368,230

Description	Number of Shares	Value

Tesla Motors, Inc.#,*	1,900	$303,886

Thor Industries, Inc.	280	16,243

		$2,745,044

DISTRIBUTORS – 0.1%

Genuine Parts Co.	4,620	364,195

LKQ Corp.*	7,880	260,276

		$624,471

DIVERSIFIED CONSUMER SERVICES – 0.1%

Apollo Group, Inc.*	2,487	66,378

DeVry, Inc.#	2,020	72,518

H&R Block, Inc.	6,160	175,190

Service Corp. International	4,170	75,102

Weight Watchers International, Inc.	1,560	50,092

		$439,280

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

HOTELS, RESTAURANTS & LEISURE – 2.0%

Bally Technologies, Inc.#,*	700	$51,198

Brinker International, Inc.	920	40,866

Carnival Corp.	10,320	357,588

Chipotle Mexican Grill, Inc.*	750	395,227

Choice Hotels International, Inc.	60	2,795

Darden Restaurants, Inc.	2,540	130,886

Domino’s Pizza, Inc.	2,200	147,532

Dunkin’ Brands Group, Inc.	3,900	185,952

International Game Technology	7,000	131,600

Las Vegas Sands Corp.	8,820	619,340

Marriott International, Inc.	7,072	318,806

McDonald’s Corp.	20,799	2,007,519

MGM Resorts International*	9,810	186,782

Panera Bread Co.*	845	133,442

Penn National Gaming, Inc.*	2,480	145,105

Royal Caribbean Cruises Ltd.	4,080	171,523

SeaWorld Entertainment, Inc.	4,100	123,123

Six Flags Entertainment Corp.	200	7,522

Starbucks Corp.	16,860	1,366,503

Starwood Hotels & Resorts Worldwide, Inc.	4,430	326,137

Wendy’s Co.	1,200	10,428

Wyndham Worldwide Corp.	3,460	229,744

Wynn Resorts Ltd.	2,220	369,075

Yum! Brands, Inc.	10,350	699,867

		$8,158,560

HOUSEHOLD DURABLES – 0.6%

DR Horton, Inc.	7,070	133,976

Garmin Ltd.#	4,390	205,233

Harman International Industries, Inc.	1,180	95,604

Jarden Corp.*	2,340	129,542

Leggett & Platt, Inc.	3,670	109,146

Lennar Corp.	5,410	192,326

Mohawk Industries, Inc.*	1,650	218,493

Newell Rubbermaid, Inc.	7,820	231,707

NVR, Inc.*	130	119,252

PulteGroup, Inc.	10,140	178,971

Taylor Morrison Home Corp.*	5,400	120,096

Tempur-Pedic International, Inc.*	200	7,670

Toll Brothers, Inc.*	4,050	133,164

Tupperware Brands Corp.#	1,100	98,615

Whirlpool Corp.	2,450	357,725

		$2,331,520

INTERNET & CATALOG RETAIL – 1.4%

Amazon.com, Inc.*	7,930	2,886,758

Expedia, Inc.	3,120	183,706

Groupon, Inc.*	14,200	129,646

Description	Number of Shares	Value

Liberty Interactive Corp.*	13,050	$351,828

Liberty Ventures*	1,223	131,314

Netflix, Inc.*	1,280	412,774

priceline.com, Inc.*	1,130	1,190,828

TripAdvisor, Inc.*	3,120	258,055

		$5,544,909

LEISURE EQUIPMENT & PRODUCTS – 0.2%

Hasbro, Inc.#	3,490	180,258

Mattel, Inc.	9,250	410,423

Polaris Industries, Inc.	2,000	261,900

		$852,581

MEDIA – 4.0%

AMC Networks, Inc.*	1,685	118,102

Cablevision Systems Corp.	6,540	101,697

CBS Corp., Non-Voting	13,930	823,820

Charter Communications, Inc.*	1,200	161,088

Cinemark Holdings, Inc.	4,500	147,645

Clear Channel Outdoor Holdings, Inc.*	500	4,250

Comcast Corp.	55,900	2,659,722

DIRECTV*	10,990	686,765

Discovery Communications, Inc.*	6,500	577,980

DISH Network Corp.	4,680	225,576

DreamWorks Animation SKG, Inc.*	2,490	85,258

Gannett Co., Inc.	7,790	215,549

Interpublic Group of Cos., Inc.	8,720	146,496

John Wiley & Sons, Inc.	2,100	105,609

Lamar Advertising Co.*	2,400	109,704

Liberty Global PLC	9,019	706,819

Liberty Media Corp.*	2,943	450,014

Lions Gate Entertainment Corp.*	900	31,122

Madison Square Garden Co.*	2,187	132,357

Morningstar, Inc.	1,100	88,319

News Corp.*	11,157	196,363

Omnicom Group, Inc.	5,490	373,924

Regal Entertainment Group#	770	14,638

Scripps Networks Interactive, Inc.	2,280	183,540

Sirius XM Radio, Inc.	69,200	260,884

Starz*	2,343	70,641

Thomson Reuters Corp.	9,400	353,158

Time Warner Cable, Inc.	6,624	795,874

Time Warner, Inc.	19,496	1,340,155

Twenty-First Century Fox, Inc.	41,030	1,398,302

Viacom, Inc.	11,120	926,185

Walt Disney Co.	37,646	2,582,139

Washington Post Co.	140	90,065

		$16,163,760

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MULTILINE RETAIL – 0.7%

Big Lots, Inc.*	1,324	$48,141

Dollar General Corp.*	6,900	398,682

Dollar Tree, Inc.*	4,562	266,421

Family Dollar Stores, Inc.	2,356	162,281

JC Penney Co., Inc.#,*	2,330	17,475

Kohl’s Corp.	6,210	352,728

Macy’s, Inc.	9,280	427,901

Nordstrom, Inc.	3,780	228,577

Sears Holdings Corp.#,*	70	4,066

Target Corp.	13,560	878,552

		$2,784,824

SPECIALTY RETAIL – 2.5%

Abercrombie & Fitch Co.	2,400	89,952

Advance Auto Parts, Inc.	2,150	213,237

American Eagle Outfitters, Inc.	3,150	48,793

Ascena Retail Group, Inc.*	4,500	89,055

AutoNation, Inc.*	580	27,973

AutoZone, Inc.*	860	373,833

Bed, Bath & Beyond, Inc.*	5,190	401,291

Best Buy Co., Inc.	5,680	243,104

Cabela’s, Inc.*	2,100	124,572

CarMax, Inc.*	4,300	202,057

Chico’s FAS, Inc.	4,890	83,863

CST Brands, Inc.	1,718	55,388

Dick’s Sporting Goods, Inc.	2,300	122,383

DSW, Inc.	300	26,301

Foot Locker, Inc.	4,930	171,071

GameStop Corp.	2,820	154,592

Gap, Inc.	7,190	265,958

GNC Holdings, Inc.	1,800	105,876

Guess?, Inc.	1,160	36,250

Home Depot, Inc.	31,140	2,425,495

L Brands, Inc.	5,750	360,008

Lowe’s Cos., Inc.	23,300	1,159,874

Murphy USA, Inc.*	1,387	56,284

O’Reilly Automotive, Inc.*	2,700	334,287

PetSmart, Inc.	1,960	142,610

Ross Stores, Inc.	5,880	454,818

Sally Beauty Holdings, Inc.*	4,700	123,704

Signet Jewelers Ltd.	1,420	106,017

Staples, Inc.	19,410	312,889

Tiffany & Co.	3,090	244,635

TJX Cos., Inc.	16,640	1,011,546

Tractor Supply Co.	3,400	242,590

Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	206,160

Description	Number of Shares	Value

Urban Outfitters, Inc.*	4,060	$153,793

Williams-Sonoma, Inc.	1,540	80,758

		$10,251,017

TEXTILES, APPAREL & LUXURY GOODS – 0.8%

Carter’s, Inc.	1,400	96,810

Coach, Inc.	6,750	342,090

Deckers Outdoor Corp.*	400	27,532

Fossil Group, Inc.*	1,600	203,104

Hanesbrands, Inc.	1,900	129,428

Michael Kors Holdings Ltd.*	4,418	339,965

NIKE, Inc.	14,420	1,092,459

PVH Corp.	1,680	209,278

Ralph Lauren Corp.	1,100	182,204

Under Armour, Inc.#,*	2,200	178,530

VF Corp.	2,350	505,250

		$3,306,650

TOTAL CONSUMER DISCRETIONARY		$55,184,337

CONSUMER STAPLES – 9.0%

BEVERAGES – 1.9%

Beam, Inc.	4,760	320,348

Brown-Forman Corp.	3,497	255,211

Coca-Cola Co.	83,282	3,295,469

Coca-Cola Enterprises, Inc.	5,840	243,703

Constellation Brands, Inc.*	4,630	302,339

Dr. Pepper Snapple Group, Inc.	5,750	272,262

Molson Coors Brewing Co.	2,550	137,700

Monster Beverage Corp.*	3,668	209,920

PepsiCo, Inc.	32,399	2,724,432

		$7,761,384

FOOD & STAPLES RETAILING – 2.0%

Costco Wholesale Corp.	9,160	1,080,880

CVS Caremark Corp.	26,000	1,618,760

Kroger Co.	12,336	528,474

Safeway, Inc.	6,550	228,595

Sysco Corp.	13,490	436,267

Walgreen Co.	20,420	1,209,681

Wal-Mart Stores, Inc.	34,733	2,665,758

Whole Foods Market, Inc.	8,940	564,382

		$8,332,797

FOOD PRODUCTS – 1.6%

Archer-Daniels-Midland Co.	13,540	553,786

Bunge Ltd.	3,370	276,778

Campbell Soup Co.	3,656	155,636

ConAgra Foods, Inc.	12,530	398,579

Dean Foods Co*	1,680	32,760

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Flowers Foods, Inc.	3,837	$97,230

General Mills, Inc.	13,884	700,031

Green Mountain Coffee Roasters, Inc.#,*	3,940	247,471

Hershey Co.	3,440	341,386

Hillshire Brands Co.	3,300	108,339

Hormel Foods Corp.	3,460	150,372

Ingredion, Inc.	2,270	149,275

JM Smucker Co.	2,799	311,277

Kellogg Co.	4,340	274,505

Kraft Foods Group, Inc.	13,962	759,254

McCormick & Co., Inc.	3,430	237,185

Mead Johnson Nutrition Co.	5,050	412,383

Mondelez International, Inc.	36,887	1,240,879

Tyson Foods, Inc.	6,100	168,787

WhiteWave Foods Co., Class A*	3,380	67,634

		$6,683,547

HOUSEHOLD PRODUCTS – 1.9%

Church & Dwight Co., Inc.	4,372	284,836

Clorox Co.	3,468	312,779

Colgate-Palmolive Co.	21,076	1,364,249

Energizer Holdings, Inc.	990	97,129

Kimberly-Clark Corp.	8,240	889,920

Procter & Gamble Co.	56,806	4,587,085

		$7,535,998

PERSONAL PRODUCTS – 0.2%

Avon Products, Inc.	13,970	244,475

Estee Lauder Cos., Inc.	4,980	353,381

Herbalife Ltd.#	1,260	81,673

Nu Skin Enterprises, Inc.	1,600	187,088

		$866,617

TOBACCO – 1.4%

Altria Group, Inc.	42,450	1,580,413

Lorillard, Inc.	9,820	500,918

Philip Morris International, Inc.	35,760	3,186,931

Reynolds American, Inc.	5,140	264,042

		$5,532,304

TOTAL CONSUMER STAPLES		$36,712,647

ENERGY – 9.6%

ENERGY EQUIPMENT & SERVICES – 1.9%

Atwood Oceanics, Inc.*	550	29,221

Baker Hughes, Inc.	8,800	511,192

Cameron International Corp.*	7,180	393,895

Diamond Offshore Drilling, Inc.	1,440	89,179

Dresser-Rand Group, Inc.*	2,070	125,794

Dril-Quip, Inc.*	400	46,968

FMC Technologies, Inc.*	4,960	250,728

Description	Number of Shares	Value

Halliburton Co.	20,230	$1,072,797

Helmerich & Payne, Inc.	3,080	238,854

McDermott International, Inc.*	5,080	35,916

Nabors Industries Ltd.	7,430	129,876

National Oilwell Varco, Inc.	9,555	775,675

Oceaneering International, Inc.	1,980	170,042

Oil States International, Inc.*	1,360	147,737

Patterson-UTI Energy, Inc.	4,330	105,046

Rowan Cos. PLC*	3,240	116,899

RPC, Inc.#	450	8,253

Schlumberger Ltd.	28,684	2,688,264

Seadrill Ltd.#	7,400	344,988

Superior Energy Services, Inc.*	2,740	73,514

Tidewater, Inc.	1,660	99,965

Unit Corp.*	220	11,310

		$7,466,113

OIL, GAS & CONSUMABLE FUELS – 7.7%

Anadarko Petroleum Corp.	10,350	986,251

Apache Corp.	8,773	779,042

Cabot Oil & Gas Corp.	8,980	317,174

Cheniere Energy, Inc.*	5,400	214,920

Chesapeake Energy Corp.	13,100	366,276

Chevron Corp.	40,700	4,882,372

Cimarex Energy Co.	2,050	215,967

Cobalt International Energy, Inc.*	8,700	201,927

Concho Resources, Inc.*	2,380	263,252

ConocoPhillips	25,660	1,880,878

CONSOL Energy, Inc.	4,900	178,850

Continental Resources, Inc.*	1,360	154,904

Denbury Resources, Inc.*	9,115	173,094

Devon Energy Corp.	9,400	594,268

Energen Corp.	1,530	119,830

EOG Resources, Inc.	5,800	1,034,720

EQT Corp.	3,450	295,355

Exxon Mobil Corp.	91,783	8,225,592

Gulfport Energy Corp.*	2,700	158,463

Hess Corp.	6,290	510,748

HollyFrontier Corp.	5,240	241,354

Kinder Morgan, Inc.	14,705	519,234

Marathon Oil Corp.	14,930	526,432

Marathon Petroleum Corp.	7,365	527,776

Murphy Oil Corp.	5,550	334,776

Newfield Exploration Co.*	2,560	77,952

Noble Energy, Inc.	8,720	653,390

Oasis Petroleum, Inc.*	3,000	159,750

Occidental Petroleum Corp.	16,700	1,604,536

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PBF Energy, Inc.#	3,000	$78,990

Peabody Energy Corp.	9,470	184,476

Phillips 66	12,730	820,194

Pioneer Natural Resources Co.	3,120	638,914

QEP Resources, Inc.	6,500	214,890

Range Resources Corp.	3,750	283,913

Sandridge Energy, Inc.#,*	19,430	123,186

SM Energy Co.	1,570	139,118

Southwestern Energy Co.*	10,028	373,242

Spectra Energy Corp.	13,700	487,309

Teekay Corp.	520	22,584

Tesoro Corp.	4,440	217,072

Ultra Petroleum Corp.#,*	4,800	88,128

Valero Energy Corp.	11,970	492,805

Whiting Petroleum Corp.*	3,600	240,804

Williams Cos., Inc.	13,350	476,729

World Fuel Services Corp.	3,100	118,265

WPX Energy, Inc.*	5,116	113,268

		$31,312,970

TOTAL ENERGY		$38,779,083

FINANCIALS – 17.0%

CAPITAL MARKETS – 2.2%

Affiliated Managers Group, Inc.*	1,470	290,237

American Capital Ltd.*	10,900	152,709

Ameriprise Financial, Inc.	5,240	526,830

Ares Capital Corp.	7,500	130,275

Bank of New York Mellon Corp.	22,470	714,546

BlackRock, Inc.	2,660	800,155

Charles Schwab Corp.	22,370	506,681

E*TRADE Financial Corp.*	4,900	82,859

Eaton Vance Corp.	1,770	74,004

Federated Investors, Inc.#	470	12,746

Franklin Resources, Inc.	8,340	449,192

Goldman Sachs Group, Inc.	9,490	1,526,561

Invesco Ltd.	12,770	430,988

Lazard Ltd.	3,550	137,208

Legg Mason, Inc.	3,910	150,418

LPL Financial Holdings, Inc.	1,100	44,814

Morgan Stanley	30,696	881,896

Northern Trust Corp.	5,680	320,466

Raymond James Financial, Inc.	2,110	96,322

SEI Investments Co.	2,440	80,984

State Street Corp.	8,520	596,996

T. Rowe Price Group, Inc.	6,580	509,358

TD Ameritrade Holding Corp.	5,650	154,019

Waddell & Reed Financial, Inc.	2,740	169,195

		$8,839,459

Description	Number of Shares	Value

COMMERCIAL BANKS – 2.8%

Associated Banc-Corp.	5,285	$85,934

Bank of Hawaii Corp.	770	44,645

BB&T Corp.	14,390	488,828

BOK Financial Corp.	320	19,594

CapitalSource, Inc.	4,720	61,738

CIT Group, Inc.*	6,200	298,592

City National Corp.	940	67,783

Comerica, Inc.	3,630	157,179

Commerce Bancshares, Inc.	3,187	146,634

Cullen/Frost Bankers, Inc.#	1,440	101,938

East West Bancorp, Inc.	2,500	84,225

Fifth Third Bancorp	20,400	388,212

First Citizens BancShares, Inc.	50	10,586

First Horizon National Corp.	6,384	67,990

First Niagara Financial Group, Inc.	10,030	110,631

First Republic Bank	4,100	209,387

Fulton Financial Corp.	7,410	90,476

Huntington Bancshares, Inc.	21,541	189,561

KeyCorp	20,070	251,477

M&T Bank Corp.§	3,410	383,727

PNC Financial Services Group, Inc.	11,460	842,654

Popular, Inc.*	800	20,200

Regions Financial Corp.	40,756	392,480

Signature Bank*	1,100	112,002

SunTrust Banks, Inc.	14,880	500,563

SVB Financial Group*	1,600	153,248

Synovus Financial Corp.	15,640	50,830

TCF Financial Corp.	4,310	65,426

U.S. Bancorp	38,620	1,442,843

Valley National Bancorp#	5,622	54,815

Wells Fargo & Co.	101,105	4,316,172

Zions Bancorporation	4,790	135,892

		$11,346,262

CONSUMER FINANCE – 0.8%

American Express Co.	19,760	1,616,368

Capital One Financial Corp.	12,100	830,907

Discover Financial Services	9,880	512,574

SLM Corp.	11,460	290,740

		$3,250,589

DIVERSIFIED FINANCIAL SERVICES – 4.3%

Bank of America Corp.	226,390	3,160,404

Berkshire Hathaway, Inc.*	37,906	4,362,222

CBOE Holdings, Inc.	3,000	145,500

Citigroup, Inc.	63,802	3,112,262

CME Group, Inc.	7,400	549,154

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Interactive Brokers Group, Inc.	1,200	$24,756

IntercontinentalExchange, Inc.*	1,400	269,822

JPMorgan Chase & Co.	79,220	4,082,999

Leucadia National Corp.	7,710	218,501

McGraw Hill Financial, Inc.	7,440	518,419

Moody’s Corp.	5,440	384,390

MSCI, Inc.*	2,520	102,740

NASDAQ OMX Group, Inc.	3,830	135,697

NYSE Euronext	7,120	313,422

		$17,380,288

INSURANCE – 3.3%

ACE Ltd.	6,500	620,360

Aflac, Inc.	10,450	679,041

Alleghany Corp.*	256	103,788

Allied World Assurance Co. Holdings AG	930	100,710

Allstate Corp.	8,480	449,949

American Financial Group, Inc.	1,600	90,016

American International Group, Inc.	30,950	1,598,567

American National Insurance Co.	600	60,642

Aon PLC	8,500	672,265

Arch Capital Group Ltd.*	3,540	205,178

Arthur J Gallagher & Co.	3,880	184,106

Aspen Insurance Holdings, Ltd.	190	7,412

Assurant, Inc.	1,130	66,082

Assured Guaranty Ltd.	6,800	139,400

Axis Capital Holdings Ltd.	3,280	155,538

Brown & Brown, Inc.	2,170	69,288

Chubb Corp.	5,350	492,628

Cincinnati Financial Corp.	4,606	230,300

CNA Financial Corp.	1,050	42,619

Endurance Specialty Holdings Ltd.	2,000	110,580

Erie Indemnity Co.	670	48,119

Everest Re Group, Ltd.	1,070	164,502

Fidelity National Financial, Inc.	6,220	175,093

Genworth Financial, Inc.*	10,160	147,625

Hanover Insurance Group, Inc.	1,100	64,394

Hartford Financial Services Group, Inc.	13,390	451,243

HCC Insurance Holdings, Inc.	3,670	167,535

Kemper Corp.	370	13,697

Lincoln National Corp.	6,070	275,639

Loews Corp.	7,550	364,741

Markel Corp.*	380	201,275

Marsh & McLennan Cos., Inc.	11,240	514,792

MBIA, Inc.*	1,650	18,761

Mercury General Corp.	370	17,227

MetLife, Inc.	17,901	846,896

Description	Number of Shares	Value

Old Republic International Corp.	6,600	$110,814

PartnerRe Ltd.	970	97,204

Principal Financial Group, Inc.	8,190	388,697

ProAssurance Corp.	500	22,660

Progressive Corp.	15,080	391,628

Protective Life Corp.	1,130	52,070

Prudential Financial, Inc.	9,730	791,925

Reinsurance Group of America, Inc.	1,690	120,294

RenaissanceRe Holdings Ltd.	1,320	123,697

StanCorp Financial Group, Inc.	40	2,356

Torchmark Corp.	2,730	198,908

Travelers Cos., Inc.	7,680	662,784

Unum Group	7,510	238,367

Validus Holdings Ltd.	3,370	133,048

White Mountains Insurance Group Ltd.	160	93,451

WR Berkley Corp.	3,580	157,198

XL Group PLC	6,420	196,259

		$13,331,368

REAL ESTATE INVESTMENT TRUSTS – 3.3%

Alexandria Real Estate Equities, Inc.	2,640	173,659

American Campus Communities, Inc.	3,200	110,592

American Capital Agency Corp.	9,500	206,340

American Tower Corp.	8,460	671,301

Annaly Capital Management, Inc.	26,450	311,845

Apartment Investment & Management Co.	3,970	111,081

AvalonBay Communities, Inc.	3,722	465,436

BioMed Realty Trust, Inc.	4,100	81,672

Boston Properties, Inc.	4,150	429,525

Brandywine Realty Trust	730	10,388

BRE Properties, Inc.	2,100	114,681

Camden Property Trust	1,970	126,474

CBL & Associates Properties, Inc.	5,000	99,050

Chimera Investment Corp.	15,700	47,571

CommonWealth REIT	4,542	110,689

Corporate Office Properties Trust	1,820	44,772

Corrections Corp. of America	4,047	149,739

DDR Corp.	10,200	172,890

Digital Realty Trust, Inc.#	3,760	179,202

Douglas Emmett, Inc.	4,410	109,941

Duke Realty Corp.	6,310	104,557

Equity Lifestyle Properties, Inc.	3,400	129,166

Equity Residential	7,350	384,846

Essex Property Trust, Inc.	1,050	169,050

Extra Space Storage, Inc.	2,200	101,178

Federal Realty Investment Trust	1,170	121,212

General Growth Properties, Inc.	16,243	344,839

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Hatteras Financial Corp.	4,300	$78,260

HCP, Inc.	10,470	434,505

Health Care REIT, Inc.	8,120	526,582

Home Properties, Inc.	1,000	60,310

Hospitality Properties Trust	4,950	145,431

Host Hotels & Resorts, Inc.	20,940	388,437

Kilroy Realty Corp.	2,000	106,320

Kimco Realty Corp.	12,580	270,218

Liberty Property Trust	4,640	172,562

Macerich Co.	2,610	154,538

Mack-Cali Realty Corp.	2,330	47,905

MFA Financial, Inc.	13,600	100,776

Mid-America Apartment Communities, Inc.	2,400	159,360

National Retail Properties, Inc.#	3,600	123,840

Omega Healthcare Investors, Inc.#	4,100	136,284

Piedmont Office Realty Trust, Inc.	3,300	60,984

Plum Creek Timber Co., Inc.	2,370	107,598

Post Properties, Inc.	700	32,018

Prologis, Inc.	14,010	559,700

Public Storage	3,060	510,928

Rayonier, Inc.	3,915	184,083

Realty Income Corp.#	3,910	162,852

Regency Centers Corp.	2,060	106,420

Senior Housing Properties Trust	2,540	62,586

Simon Property Group, Inc.	6,833	1,056,040

SL Green Realty Corp.	1,990	188,194

Spirit Realty Capital, Inc.	13,000	135,980

Starwood Property Trust, Inc.	5,100	131,019

Tanger Factory Outlet Centers	3,100	108,035

Taubman Centers, Inc.	1,850	121,712

Two Harbors Investment Corp.	11,700	109,161

UDR, Inc.	8,480	210,389

Ventas, Inc.	6,766	441,414

Vornado Realty Trust	5,273	469,613

Weingarten Realty Investors	3,560	112,959

Weyerhaeuser Co.	14,010	425,904

WP Carey, Inc.	1,900	126,559

		$13,411,172

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc.*	8,910	206,979

Forest City Enterprises, Inc.*	4,300	87,118

Howard Hughes Corp.*	658	77,019

Jones Lang LaSalle, Inc.	1,370	130,424

Realogy Holdings Corp.*	2,600	106,964

St Joe Co.#,*	2,820	52,649

		$661,153

Description	Number of Shares	Value

THRIFTS & MORTGAGE FINANCE – 0.1%

Hudson City Bancorp, Inc.	16,032	$143,967

New York Community Bancorp, Inc.#	10,240	165,990

Ocwen Financial Corp.*	3,000	168,690

People’s United Financial, Inc.	7,600	109,668

TFS Financial Corp.*	250	3,035

Washington Federal, Inc.	270	6,151

		$597,501

TOTAL FINANCIALS		$68,817,792

HEALTH CARE – 12.4%

BIOTECHNOLOGY – 2.4%

Alexion Pharmaceuticals, Inc.*	4,940	607,373

Alkermes PLC*	4,400	154,836

Amgen, Inc.	15,884	1,842,544

Ariad Pharmaceuticals, Inc.*	3,900	8,580

Biogen Idec, Inc.*	5,300	1,294,207

BioMarin Pharmaceutical, Inc.*	3,000	188,460

Celgene Corp.*	8,983	1,333,886

Cubist Pharmaceuticals, Inc.*	800	49,600

Gilead Sciences, Inc.*	33,354	2,367,800

Incyte Corp. Ltd.*	3,900	152,100

Medivation, Inc.*	1,800	107,748

Myriad Genetics, Inc.#,*	2,310	56,318

Pharmacyclics, Inc.*	1,700	201,688

Regeneron Pharmaceuticals, Inc.*	1,800	517,680

Seattle Genetics, Inc.#,*	800	30,904

Theravance, Inc.*	3,400	124,576

United Therapeutics Corp.*	1,340	118,617

Vertex Pharmaceuticals, Inc.*	5,983	426,827

		$9,583,744

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%

Abbott Laboratories	30,809	1,126,069

Alere, Inc.*	2,650	89,384

Baxter International, Inc.	11,250	741,037

Becton Dickinson & Co.	4,760	500,419

Boston Scientific Corp.*	31,600	369,404

CareFusion Corp.*	4,900	189,973

Cooper Cos., Inc.	1,050	135,670

Covidien PLC	8,900	570,579

CR Bard, Inc.	2,280	310,582

DENTSPLY International, Inc.	3,670	172,857

Edwards Lifesciences Corp.*	3,286	214,214

Hill-Rom Holdings, Inc.	2,260	93,315

Hologic, Inc.*	8,040	180,016

IDEXX Laboratories, Inc.*	1,790	193,069

Intuitive Surgical, Inc.*	700	260,050

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Medtronic, Inc.	21,360	$1,226,064

ResMed, Inc.#	4,620	239,039

Sirona Dental Systems, Inc.*	1,700	122,825

St. Jude Medical, Inc.	7,370	422,964

Stryker Corp.	7,500	553,950

Teleflex, Inc.	1,160	106,929

Varian Medical Systems, Inc.*	2,750	199,595

Zimmer Holdings, Inc.	4,510	394,490

		$8,412,494

HEALTH CARE PROVIDERS & SERVICES – 2.1%

Aetna, Inc.	8,531	534,894

AmerisourceBergen Corp.	5,970	390,020

Brookdale Senior Living, Inc.*	970	26,268

Cardinal Health, Inc.	8,600	504,476

Catamaran Corp.*	5,812	272,932

Cigna Corp.	7,890	607,372

Community Health Systems, Inc.	2,990	130,454

Davita HealthCare Partners, Inc.*	4,588	257,891

Envision Healthcare Holdings, Inc.*	500	14,525

Express Scripts Holding Co.*	17,862	1,116,732

HCA Holdings, Inc.	5,800	273,412

Health Management Associates, Inc.*	3,700	47,434

Health Net, Inc.*	1,220	37,088

Henry Schein, Inc.*	2,460	276,578

Humana, Inc.	3,970	365,835

Laboratory Corp. of America Holdings*	1,210	122,089

LifePoint Hospitals, Inc.*	2,330	120,321

McKesson Corp.	5,100	797,334

MEDNAX, Inc.*	1,370	149,357

Omnicare, Inc.	1,959	108,039

Patterson Cos., Inc.	970	41,235

Quest Diagnostics, Inc.	4,750	284,573

Tenet Healthcare Corp.*	2,425	114,436

UnitedHealth Group, Inc.	21,120	1,441,651

Universal Health Services, Inc.	2,580	207,845

VCA Antech, Inc.*	870	24,752

WellPoint, Inc.	5,510	467,248

		$8,734,791

HEALTH CARE TECHNOLOGY – 0.1%

Allscripts Healthcare Solutions, Inc.*	4,700	65,001

Cerner Corp.*	7,140	400,054

		$465,055

LIFE SCIENCES TOOLS & SERVICES – 0.7%

Agilent Technologies, Inc.	9,890	502,016

Bio-Rad Laboratories, Inc.*	890	109,933

Charles River Laboratories International, Inc.*	1,920	94,483

Description	Number of Shares	Value

Covance, Inc.*	740	$66,052

Illumina, Inc.#,*	2,800	261,828

Life Technologies Corp.*	4,831	363,823

Mettler-Toledo International, Inc.*	920	227,663

PerkinElmer, Inc.	3,470	131,999

QIAGEN N.V.#,*	7,500	173,700

Thermo Fisher Scientific, Inc.	7,620	745,084

Waters Corp.*	810	81,745

		$2,758,326

PHARMACEUTICALS – 5.0%

AbbVie, Inc.	34,009	1,647,736

Actavis PLC*	4,116	636,251

Allergan, Inc.	6,300	570,843

Bristol-Myers Squibb Co.	35,800	1,880,216

Eli Lilly & Co.	21,390	1,065,650

Endo Health Solutions, Inc.*	3,410	149,119

Forest Laboratories, Inc.*	8,130	382,354

Hospira, Inc.*	5,170	209,488

Jazz Pharmaceuticals PLC*	1,900	172,406

Johnson & Johnson	58,020	5,373,232

Mallinckrodt PLC*	1,337	56,167

Merck & Co., Inc.	63,546	2,865,289

Mylan, Inc.*	8,930	338,179

Perrigo Co.	2,460	339,209

Pfizer, Inc.	140,423	4,308,178

Salix Pharmaceuticals Ltd.*	1,600	114,800

Zoetis, Inc.	13,681	433,140

		$20,542,257

TOTAL HEALTH CARE		$50,496,667

INDUSTRIALS – 11.4%

AEROSPACE & DEFENSE – 2.6%

Alliant Techsystems, Inc.	1,020	111,047

B/E Aerospace, Inc.*	2,900	235,364

Boeing Co.	16,690	2,178,045

Exelis, Inc.	5,070	83,604

General Dynamics Corp.	6,210	537,972

Hexcel Corp.*	3,600	152,316

Honeywell International, Inc.	17,170	1,489,154

Huntington Ingalls Industries, Inc.	1,645	117,700

L-3 Communications Holdings, Inc.	2,910	292,310

Lockheed Martin Corp.	5,350	713,369

Northrop Grumman Corp.	5,470	588,080

Precision Castparts Corp.	2,990	757,816

Raytheon Co.	7,620	627,659

Rockwell Collins, Inc.	2,870	200,412

Spirit Aerosystems Holdings, Inc.*	1,940	51,779

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Textron, Inc.	6,370	$183,392

TransDigm Group, Inc.	1,290	187,579

Triumph Group, Inc.	1,500	107,475

United Technologies Corp.	20,260	2,152,625

		$10,767,698

AIR FREIGHT & LOGISTICS – 0.7%

C.H. Robinson Worldwide, Inc.	4,384	261,900

Expeditors International of Washington, Inc.	4,180	189,312

FedEx Corp.	6,560	859,360

United Parcel Service, Inc.	15,850	1,557,104

		$2,867,676

AIRLINES – 0.3%

Alaska Air Group, Inc.	900	63,594

Copa Holdings SA	720	107,669

Delta Air Lines, Inc.	21,020	554,508

Southwest Airlines Co.	14,830	255,373

United Continental Holdings, Inc.*	9,933	337,225

		$1,318,369

BUILDING PRODUCTS – 0.2%

Armstrong World Industries, Inc.*	40	2,137

Fortune Brands Home & Security, Inc.	4,760	205,061

Lennox International, Inc.	1,490	116,309

Masco Corp.	9,130	192,917

Owens Corning*	3,690	132,582

Smith (A.O.) Corp.	2,500	129,125

		$778,131

COMMERCIAL SERVICES & SUPPLIES – 0.5%

ADT Corp.	5,850	253,714

Cintas Corp.	3,520	189,270

Clean Harbors, Inc.*	1,300	80,275

Copart, Inc.*	1,880	60,592

Covanta Holding Corp.	5,900	101,303

Iron Mountain, Inc.	4,134	109,716

KAR Auction Services, Inc.	100	2,972

Pitney Bowes, Inc.#	2,430	51,856

Republic Services, Inc.	8,540	285,834

RR Donnelley & Sons Co.#	3,270	60,724

Stericycle, Inc.*	1,752	203,582

Waste Connections, Inc.	2,175	92,960

Waste Management, Inc.	9,040	393,602

		$1,886,400

CONSTRUCTION & ENGINEERING – 0.2%

AECOM Technology Corp.*	1,800	57,204

Chicago Bridge & Iron Co. NV	1,982	146,846

Fluor Corp.	3,470	257,543

Description	Number of Shares	Value

Jacobs Engineering Group, Inc.*	3,750	$228,075

KBR, Inc.#	2,070	71,498

Quanta Services, Inc.*	5,010	151,352

URS Corp.	2,220	120,368

		$1,032,886

ELECTRICAL EQUIPMENT – 0.8%

AMETEK, Inc.	6,780	324,287

Babcock & Wilcox Co.	2,940	94,697

Eaton Corp. PLC	10,528	742,856

Emerson Electric Co.	15,290	1,023,971

Hubbell, Inc.	1,590	170,989

Regal-Beloit Corp.	600	43,998

Rockwell Automation, Inc.	3,820	421,766

Roper Industries, Inc.	2,800	355,068

		$3,177,632

INDUSTRIAL CONGLOMERATES – 2.1%

3M Co.	15,210	1,914,179

Carlisle Cos., Inc.	1,890	137,365

Danaher Corp.	13,580	978,982

General Electric Co.	215,620	5,636,307

		$8,666,833

MACHINERY – 2.3%

AGCO Corp.	2,760	161,129

Caterpillar, Inc.	13,500	1,125,360

CNH Industrial NV*	382	4,481

Colfax Corp.*	2,600	145,496

Crane Co.	350	22,225

Cummins, Inc.	4,420	561,428

Deere & Co.	8,850	724,284

Donaldson Co., Inc.	4,860	192,505

Dover Corp.	3,860	354,309

Flowserve Corp.	3,320	230,640

Graco, Inc.	2,140	165,336

Harsco Corp.	1,810	50,463

IDEX Corp.	2,120	146,598

Illinois Tool Works, Inc.	8,400	661,836

Ingersoll-Rand PLC	6,700	452,451

ITT Corp.	2,535	100,716

Joy Global, Inc.	3,180	180,465

Kennametal, Inc.	2,650	121,900

Lincoln Electric Holdings, Inc.	2,600	180,024

Manitowoc Co., Inc.	3,910	76,089

Navistar International Corp.#,*	1,680	60,749

Nordson Corp.	2,000	144,180

Oshkosh Corp.*	3,390	161,330

PACCAR, Inc.	10,190	566,564

Pall Corp.	3,170	255,248

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Parker Hannifin Corp.	4,500	$525,240

Pentair Ltd.	4,766	319,751

Snap-On, Inc.	1,780	185,245

SPX Corp.	1,230	111,573

Stanley Black & Decker, Inc.	4,820	381,214

Terex Corp.#,*	2,030	70,949

Timken Co.	2,400	126,744

Toro Co.	440	25,934

Trinity Industries, Inc.	1,080	54,680

Valmont Industries, Inc.	1,060	148,930

WABCO Holdings, Inc.*	2,050	175,644

Wabtec Corp.	1,820	118,646

Xylem, Inc.	4,770	164,565

		$9,254,921

MARINE – 0.0%**

Kirby Corp.*	1,500	132,735

PROFESSIONAL SERVICES – 0.4%

Dun & Bradstreet Corp.	930	101,175

Equifax, Inc.	2,260	146,154

IHS, Inc.*	2,140	233,367

Manpowergroup, Inc.	1,860	145,266

Nielsen Holdings N.V.	5,600	220,864

Robert Half International, Inc.	4,810	185,329

Science Applications International Corp.	1,257	44,309

Towers Watson & Co.	1,300	149,253

Verisk Analytics, Inc.*	4,000	274,080

		$1,499,797

ROAD & RAIL – 1.0%

Avis Budget Group, Inc.*	500	15,665

Con-way, Inc.	1,840	75,808

CSX Corp.	23,600	615,016

Genesee & Wyoming, Inc.*	1,600	159,744

Hertz Global Holdings, Inc.*	8,050	184,828

JB Hunt Transport Services, Inc.	2,980	223,589

Kansas City Southern	2,800	340,256

Landstar System, Inc.	1,590	87,911

Norfolk Southern Corp.	6,860	590,097

Old Dominion Freight Line, Inc.*	2,800	131,320

Ryder System, Inc.	1,640	107,961

Union Pacific Corp.	9,660	1,462,524

		$3,994,719

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Fastenal Co.	6,960	346,608

GATX Corp.	90	4,639

MRC Global, Inc.*	100	2,795

Description	Number of Shares	Value

MSC Industrial Direct Co., Inc.	1,390	$106,154

United Rentals, Inc.*	2,600	167,934

WESCO International, Inc.*	330	28,202

WW Grainger, Inc.	1,510	406,145

		$1,062,477

TOTAL INDUSTRIALS		$46,440,274

INFORMATION TECHNOLOGY – 17.4%

COMMUNICATIONS EQUIPMENT – 1.5%

Brocade Communications Systems, Inc.*	8,790	70,496

Cisco Systems, Inc.	112,420	2,529,450

EchoStar Corp.*	270	12,949

F5 Networks, Inc.*	1,710	139,382

Harris Corp.	2,040	126,398

JDS Uniphase Corp.*	5,850	76,577

Juniper Networks, Inc.*	16,040	298,986

Motorola Solutions, Inc.	5,790	361,991

Polycom, Inc.#,*	3,200	33,280

QUALCOMM, Inc.	37,100	2,577,337

Riverbed Technology, Inc.*	4,200	62,244

		$6,289,090

COMPUTERS & PERIPHERALS – 3.5%

3D Systems Corp.#,*	3,000	186,720

Apple, Inc.	20,040	10,467,894

Diebold, Inc.	973	29,151

EMC Corp.	42,470	1,022,253

Hewlett-Packard Co.	42,190	1,028,170

Lexmark International, Inc.	2,230	79,277

NCR Corp.*	5,320	194,446

NetApp, Inc.	8,543	331,554

SanDisk Corp.	6,450	448,275

Stratasys Ltd.*	1,200	135,876

Western Digital Corp.	5,080	353,720

		$14,277,336

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%

Amphenol Corp.	3,750	301,087

Arrow Electronics, Inc.*	3,540	169,991

Avnet, Inc.	3,060	121,482

AVX Corp.	200	2,650

Corning, Inc.	27,340	467,241

Dolby Laboratories, Inc.#	1,350	48,249

FLIR Systems, Inc.	3,390	96,547

Ingram Micro, Inc.*	4,200	97,314

IPG Photonics Corp.#	100	6,627

Jabil Circuit, Inc.	5,240	109,306

Molex, Inc.	3,650	140,890

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

National Instruments Corp.	2,880	$83,664

Tech Data Corp.*	1,700	88,502

Trimble Navigation Ltd.*	7,700	219,989

Vishay Intertechnology, Inc.*	2,370	29,080

		$1,982,619

INTERNET SOFTWARE & SERVICES – 2.8%

Akamai Technologies, Inc.*	4,850	216,989

AOL, Inc.	2,331	84,475

eBay, Inc.*	26,820	1,413,682

Equinix, Inc.*	1,290	208,309

Facebook, Inc.*	36,200	1,819,412

Google, Inc.*	5,785	5,961,905

IAC/InterActiveCorp	1,130	60,331

LinkedIn Corp.*	2,200	492,074

Pandora Media, Inc.*	800	20,104

Rackspace Hosting, Inc.*	2,800	143,444

VeriSign, Inc.*	3,950	214,406

Yahoo!, Inc.*	16,590	546,309

		$11,181,440

IT SERVICES – 3.4%

Accenture PLC	12,800	940,800

Alliance Data Systems Corp.*	1,290	305,807

Amdocs Ltd.	2,720	104,584

Automatic Data Processing, Inc.	10,730	804,428

Broadridge Financial Solutions, Inc.	3,630	127,631

Cognizant Technology Solutions Corp.*	7,160	622,419

Computer Sciences Corp.	3,600	177,336

CoreLogic, Inc.*	680	22,624

DST Systems, Inc.	170	14,411

Fidelity National Information Services, Inc.	7,543	367,721

Fiserv, Inc.*	3,830	401,116

FleetCor Technologies, Inc.*	2,100	242,235

Gartner, Inc.*	1,700	100,215

Genpact Ltd.	6,500	128,895

Global Payments, Inc.	2,250	133,830

International Business Machines Corp.	22,500	4,032,225

Jack Henry & Associates, Inc.	1,900	103,759

Leidos Holdings, Inc.	2,200	103,598

Lender Processing Services, Inc.	770	26,580

Mastercard, Inc.	2,580	1,850,118

NeuStar, Inc.*	2,800	128,576

Paychex, Inc.	6,670	281,874

Teradata Corp.*	4,070	179,365

Total System Services, Inc.	4,520	134,832

VeriFone Systems, Inc.*	2,600	58,916

Description	Number of Shares	Value

Visa, Inc.	11,430	$2,247,938

Western Union Co.	13,390	227,898

		$13,869,731

OFFICE ELECTRONICS – 0.1%

Xerox Corp.	33,560	333,586

Zebra Technologies Corp.*	350	16,909

		$350,495

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%

Advanced Micro Devices, Inc.#,*	12,850	42,919

Altera Corp.	7,030	236,208

Analog Devices, Inc.	8,820	434,826

Applied Materials, Inc.	32,580	581,553

Atmel Corp.*	11,220	81,682

Avago Technologies Ltd.	6,100	277,123

Broadcom Corp.	13,130	350,834

Cree, Inc.*	3,430	208,372

Fairchild Semiconductor International, Inc.*	1,810	22,933

First Solar, Inc.*	2,800	140,756

Intel Corp.	103,670	2,532,658

KLA-Tencor Corp.	3,550	232,880

Lam Research Corp.*	4,680	253,796

Linear Technology Corp.	6,470	266,176

LSI Corp.	19,800	167,904

Marvell Technology Group Ltd.	11,030	132,360

Maxim Integrated Products, Inc.	7,520	223,344

Microchip Technology, Inc.	3,100	133,176

Micron Technology, Inc.*	23,570	416,718

NVIDIA Corp.	12,880	195,518

ON Semiconductor Corp.*	10,570	74,624

Silicon Laboratories, Inc.*	1,380	55,504

Skyworks Solutions, Inc.*	4,800	123,744

Teradyne, Inc.*	3,450	60,341

Texas Instruments, Inc.	22,050	927,864

Xilinx, Inc.	5,300	240,726

		$8,414,539

SOFTWARE – 3.5%

Activision Blizzard, Inc.	8,770	145,933

Adobe Systems, Inc.*	11,380	616,796

ANSYS, Inc.*	2,280	199,386

Autodesk, Inc.*	5,030	200,747

CA, Inc.	7,980	253,445

Cadence Design Systems, Inc.*	3,910	50,713

Citrix Systems, Inc.*	3,830	217,467

Compuware Corp.	1,080	11,534

Concur Technologies, Inc.*	1,100	115,060

Electronic Arts, Inc.*	6,660	174,825

FactSet Research Systems, Inc.#	1,540	167,768

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Fortinet, Inc.*	4,000	$80,440

Informatica Corp.*	3,500	135,100

Intuit, Inc.	6,300	449,883

MICROS Systems, Inc.*	1,220	66,185

Microsoft Corp.	179,989	6,362,611

NetSuite, Inc.*	1,200	121,056

Nuance Communications, Inc.*	7,200	112,032

Oracle Corp.	76,500	2,562,750

Red Hat, Inc.*	4,030	174,378

Rovi Corp.*	1,650	27,654

Salesforce.com, Inc.*	13,680	729,965

ServiceNow, Inc.*	1,400	76,454

SolarWinds, Inc.*	1,300	47,047

Solera Holdings, Inc.	800	44,976

Splunk, Inc.*	2,700	169,317

Symantec Corp.	16,720	380,213

Synopsys, Inc.*	5,700	207,765

TIBCO Software, Inc.*	5,000	122,800

VMware, Inc.*	2,310	187,757

		$14,212,057

TOTAL INFORMATION TECHNOLOGY		$70,577,307

MATERIALS – 3.9%

CHEMICALS – 2.6%

Air Products & Chemicals, Inc.	4,370	476,374

Airgas, Inc.	1,960	213,777

Albemarle Corp.	1,180	78,104

Ashland, Inc.	1,840	170,292

Cabot Corp.	2,560	119,322

Celanese Corp.	3,170	177,552

CF Industries Holdings, Inc.	1,623	349,919

Cytec Industries, Inc.	980	81,428

Dow Chemical Co.	24,250	957,147

E.I. du Pont de Nemours & Co.	20,830	1,274,796

Eastman Chemical Co.	4,388	345,731

Ecolab, Inc.	6,077	644,162

FMC Corp.	3,660	266,302

Huntsman Corp.	7,270	168,809

International Flavors & Fragrances, Inc.	1,600	132,240

LyondellBasell Industries NV	9,000	671,400

Monsanto Co.	11,250	1,179,900

Mosaic Co.	5,050	231,543

NewMarket Corp.	400	124,544

PPG Industries, Inc.	3,020	551,392

Praxair, Inc.	6,450	804,380

Rockwood Holdings, Inc.	2,000	126,500

RPM International, Inc.	3,760	145,587

Description	Number of Shares	Value

Scotts Miracle-Gro Co.	1,470	$86,318

Sherwin-Williams Co.	1,958	368,104

Sigma-Aldrich Corp.	3,490	301,641

Valspar Corp.	2,720	190,318

WR Grace & Co.*	1,600	146,656

		$10,384,238

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	1,900	142,519

Martin Marietta Materials, Inc.#	1,500	147,135

Vulcan Materials Co.	3,300	176,715

		$466,369

CONTAINERS & PACKAGING – 0.4%

Aptargroup, Inc.	580	37,213

Avery Dennison Corp.	3,210	151,255

Ball Corp.	4,000	195,560

Bemis Co., Inc.	3,440	137,256

Crown Holdings, Inc.*	4,340	189,224

Greif, Inc.	270	14,442

MeadWestvaco Corp.	4,680	163,098

Owens-Illinois, Inc.*	3,380	107,450

Packaging Corp. of America	2,850	177,498

Rock-Tenn Co.	2,000	214,020

Sealed Air Corp.	3,900	117,702

Silgan Holdings, Inc.	1,900	85,633

Sonoco Products Co.	3,910	158,902

		$1,749,253

METALS & MINING – 0.6%

Alcoa, Inc.	22,500	208,575

Allegheny Technologies, Inc.	2,650	87,715

Carpenter Technology Corp.	380	22,545

Cliffs Natural Resources, Inc.#	2,540	65,227

Compass Minerals International, Inc.	900	67,023

Freeport-McMoRan Copper & Gold, Inc.	22,365	822,137

Newmont Mining Corp.	12,070	329,028

Nucor Corp.	9,150	473,696

Reliance Steel & Aluminum Co.	2,450	179,561

Royal Gold, Inc.	2,400	115,296

Southern Copper Corp.	2,170	60,652

Steel Dynamics, Inc.	5,700	102,429

United States Steel Corp.#	3,620	90,102

		$2,623,986

PAPER & FOREST PRODUCTS – 0.2%

Domtar Corp.	1,400	118,594

International Paper Co.	10,940	488,033

		$606,627

TOTAL MATERIALS		$15,830,473

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

TELECOMMUNICATION SERVICES – 2.3%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%

AT&T, Inc.	112,157	$4,060,083

CenturyLink, Inc.	13,219	447,595

Frontier Communications Corp.#	21,600	95,256

Level 3 Communications, Inc.*	2,028	61,955

tw telecom, Inc.*	4,100	129,232

Verizon Communications, Inc.	61,100	3,086,161

Windstream Holdings, Inc.#	15,700	134,235

		$8,014,517

WIRELESS TELECOMMUNICATION SERVICES – 0.3%

Crown Castle International Corp.*	7,740	588,395

SBA Communications Corp.*	3,210	280,779

Sprint Corp.	24,560	165,289

Telephone & Data Systems, Inc.	2,424	75,580

T-Mobile US, Inc.	2,465	68,354

United States Cellular Corp.	90	4,356

		$1,182,753

TOTAL TELECOMMUNICATION SERVICES		$9,197,270

UTILITIES – 3.4%

ELECTRIC UTILITIES – 1.7%

American Electric Power Co., Inc.	10,690	500,720

Duke Energy Corp.	14,895	1,068,418

Edison International	8,620	422,639

Entergy Corp.	4,570	295,770

Exelon Corp.	19,499	556,501

FirstEnergy Corp.	10,326	391,046

Great Plains Energy, Inc.	6,220	145,797

Hawaiian Electric Industries, Inc.#	2,710	72,005

ITC Holdings Corp.	1,320	132,779

NextEra Energy, Inc.	8,440	715,290

Northeast Utilities	5,713	245,031

NV Energy, Inc.	5,880	139,591

OGE Energy Corp.	6,220	229,518

Pepco Holdings, Inc.	8,750	168,700

Pinnacle West Capital Corp.	3,200	179,296

PPL Corp.	16,900	517,647

Southern Co.	15,981	653,783

Westar Energy, Inc.	2,960	93,566

Xcel Energy, Inc.	11,770	339,682

		$6,867,779

GAS UTILITIES – 0.2%

AGL Resources, Inc.	3,820	182,825

Atmos Energy Corp.	2,610	115,545

National Fuel Gas Co.	1,410	100,886

Description	Number of Shares	Value

ONEOK, Inc.	5,160	$291,540

Questar Corp.	6,500	153,790

UGI Corp.	1,890	78,189

		$922,775

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%

AES Corp.	19,910	280,532

Calpine Corp.*	7,850	158,334

NRG Energy, Inc.	7,100	202,563

		$641,429

MULTI-UTILITIES – 1.2%

Alliant Energy Corp.	2,000	104,440

Ameren Corp.	6,450	233,361

CenterPoint Energy, Inc.	11,060	272,076

CMS Energy Corp.	7,770	213,364

Consolidated Edison, Inc.	7,340	427,335

Dominion Resources, Inc.	12,370	788,587

DTE Energy Co.	3,900	269,646

Integrys Energy Group, Inc.	1,760	103,277

MDU Resources Group, Inc.	4,280	127,458

NiSource, Inc.	9,500	299,440

PG&E Corp.	8,420	352,377

Public Service Enterprise Group, Inc.	14,600	489,100

SCANA Corp.	3,140	146,418

Sempra Energy	6,750	615,195

TECO Energy, Inc.	7,530	129,290

Vectren Corp.	1,680	58,666

Wisconsin Energy Corp.	7,340	309,087

		$4,939,117

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	4,390	188,199

Aqua America, Inc.	6,625	166,817

		$355,016

TOTAL UTILITIES		$13,726,116

TOTAL COMMON STOCKS
(COST $252,243,784)		$405,761,966

PREFERRED STOCK – 0.0%**

CONSUMER DISCRETIONARY – 0.0%**

SPECIALTY RETAIL – 0.0%**

OSH 1 Liquidating Corp.	57	5

TOTAL PREFERRED STOCK
(COST $132)		$5

RIGHTS – 0.0%**

Celgene Corp.*	89	153

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Fresenius Kabi Pharmaceuticals Holding, Inc.*,††	132	$—

TOTAL RIGHTS
(COST $0)		$153

WARRANTS – 0.0%**
American International Group, Inc. CW21*	2,055	43,833
Kinder Morgan, Inc.*	16,345	69,957

TOTAL WARRANTS
(COST $48,690)		$113,790

TOTAL INVESTMENTS IN SECURITIES – 100.0%
(COST $252,292,606)		$405,875,914

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.2%

REPURCHASE AGREEMENTS – 1.2%
Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,127,242, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $1,149,784.	$1,127,239	1,127,239

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $1,127,243, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $1,149,784.	1,127,239	1,127,239

Description	Par Value	Value

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $1,127,242, collateralized by U.S. Government Securities 0.07% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $1,149,790.	$1,127,239	$1,127,239

Mizuho Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,127,242, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/15/13 to 04/01/43; total market value of $1,149,786.	1,127,239	1,127,239

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $237,306, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $242,051.	237,305	237,305

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $4,746,261)		$4,746,261

TOTAL INVESTMENTS – 101.2%
(COST $257,038,867)		$410,622,175

COLLATERAL FOR SECURITIES ON LOAN – (1.2%)		(4,746,261)

OTHER ASSETS LESS LIABILITIES – 0.0%**		99,236

TOTAL NET ASSETS – 100.0%		$405,975,150

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

Wilmington Large-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $262,989,491. The net unrealized appreciation/(depreciation) of investments was $147,632,684. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $155,487,910 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,855,226.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$405,761,966	$—	$—	$405,761,966
Preferred Stock	5	—	—	5
Rights	153	—	—	153
Warrants	113,790	—	—	113,790
Repurchase Agreements	—	4,746,261	—	4,746,261

Total	$405,875,914	$4,746,261	$—	$410,622,175

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

26

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Value Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Financials	23.6%
Health Care	15.2%
Energy	13.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Information Technology	8.6%
Consumer Staples	7.1%
Utilities	3.1%
Materials	2.0%
Telecommunication Services	1.6%
Other Assets and Liabilities - Net[1]	0.0%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 100.0%

CONSUMER DISCRETIONARY – 11.6%

MEDIA – 3.0%

Omnicom Group, Inc.	48,327	$3,291,552

MULTILINE RETAIL – 4.6%

Nordstrom, Inc.	43,333	2,620,347

Target Corp.	35,880	2,324,665

		$4,945,012

SPECIALTY RETAIL – 4.0%

Dick’s Sporting Goods, Inc.	42,180	2,244,398

Lowe’s Cos., Inc.	41,733	2,077,469

		$4,321,867

TOTAL CONSUMER DISCRETIONARY		$12,558,431

CONSUMER STAPLES – 7.1%

BEVERAGES – 2.2%

PepsiCo, Inc.	28,362	2,384,961

FOOD & STAPLES RETAILING – 3.2%

Costco Wholesale Corp.	10,014	1,181,652

CVS Caremark Corp.	36,114	2,248,458

		$3,430,110

Description	Number of Shares	Value

TOBACCO – 1.7%

Philip Morris International, Inc.	21,278	$1,896,295

TOTAL CONSUMER STAPLES		$7,711,366

ENERGY – 13.7%

ENERGY EQUIPMENT & SERVICES – 3.0%

Schlumberger Ltd.	34,232	3,208,223

OIL, GAS & CONSUMABLE FUELS – 10.7%

Chevron Corp.	37,002	4,438,760

ConocoPhillips	45,127	3,307,809

Exxon Mobil Corp.	17,543	1,572,204

Occidental Petroleum Corp.	24,212	2,326,289

		$11,645,062

TOTAL ENERGY		$14,853,285

FINANCIALS – 23.6%

CAPITAL MARKETS – 2.6%

T. Rowe Price Group, Inc.	35,540	2,751,151

COMMERCIAL BANKS – 9.8%

BB&T Corp.	102,971	3,497,925

PNC Financial Services Group, Inc.	35,278	2,593,991

U.S. Bancorp	30,055	1,122,855

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

      Wilmington Large-Cap Value Fund (continued)

Description	Number of Shares	Value

Wells Fargo & Co.	79,402	$3,389,671

		$10,604,442

DIVERSIFIED FINANCIAL SERVICES – 2.8%

JPMorgan Chase & Co.	59,647	3,074,206

INSURANCE – 8.4%

ACE Ltd.	32,167	3,070,018

MetLife, Inc.	65,711	3,108,787

Travelers Cos., Inc.	33,986	2,932,992

		$9,111,797

TOTAL FINANCIALS		$25,541,596

HEALTH CARE – 15.2%

HEALTH CARE PROVIDERS & SERVICES – 2.9%

Cardinal Health, Inc.	53,707	3,150,453

PHARMACEUTICALS – 12.3%

Johnson & Johnson	45,524	4,215,978

Merck & Co., Inc.	63,444	2,860,690

Pfizer, Inc.	129,154	3,962,445

Teva Pharmaceutical Industries Ltd. ADR	34,195	1,268,293

Zoetis, Inc.	33,258	1,052,948

		$13,360,354

TOTAL HEALTH CARE		$16,510,807

INDUSTRIALS – 13.5%

AEROSPACE & DEFENSE – 1.8%

Lockheed Martin Corp.	14,606	1,947,564

AIR FREIGHT & LOGISTICS – 2.0%

United Parcel Service, Inc.	22,477	2,208,140

ELECTRICAL EQUIPMENT – 1.2%

Emerson Electric Co.	19,556	1,309,665

INDUSTRIAL CONGLOMERATES – 6.6%

Danaher Corp.	40,434	2,914,887

General Electric Co.	162,025	4,235,333

		$7,150,220

Description	Number of Shares	Value

ROAD & RAIL – 1.9%
Union Pacific Corp.	13,631	$2,063,733

TOTAL INDUSTRIALS		$14,679,322

INFORMATION TECHNOLOGY – 8.6%

COMMUNICATIONS EQUIPMENT – 3.0%

QUALCOMM, Inc.	47,019	3,266,410

COMPUTERS & PERIPHERALS – 2.7%

Apple, Inc.	5,508	2,877,104

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%

Intel Corp.	67,739	1,654,864

Maxim Integrated Products, Inc.	51,088	1,517,314

		$3,172,178

TOTAL INFORMATION TECHNOLOGY		$9,315,692

MATERIALS – 2.0%

CHEMICALS – 2.0%

Air Products & Chemicals, Inc.	19,693	$2,146,734

TELECOMMUNICATION SERVICES – 1.6%

WIRELESS TELECOMMUNICATION SERVICES – 1.6%

Vodafone Group PLC ADR	46,255	$1,703,109

UTILITIES – 3.1%

ELECTRIC UTILITIES – 3.1%

PPL Corp.	54,530	1,670,254

Southern Co.	41,149	1,683,406

		$3,353,660

TOTAL UTILITIES		$3,353,660

TOTAL COMMON STOCKS (COST $86,755,190)		$108,374,002

TOTAL INVESTMENTS – 100.0% (COST $86,755,190)		$108,374,002
OTHER ASSETS LESS LIABILITIES – 0.0%**		42,501

TOTAL NET ASSETS – 100.0%		$108,416,503

Cost of investments for Federal income tax purposes is $86,800,526. The net unrealized appreciation/(depreciation) of investments was $21,573,476. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $21,767,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $194,149.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

      Wilmington Large-Cap Value Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$108,374,002	$—	$—	$108,374,002

Total	$108,374,002	$—	$—	$108,374,002

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

29

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Mid-Cap Growth Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Consumer Discretionary	21.6%
Information Technology	17.8%
Industrials	17.4%
Health Care	13.1%
Financials	10.3%
Energy	9.8%
Materials	6.2%
Consumer Staples	3.6%
Cash Equivalents[1]	7.1%
Other Assets and Liabilities – Net[2]	(6.9)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

CONSUMER DISCRETIONARY – 21.6%

AUTO COMPONENTS – 2.0%

BorgWarner, Inc.	66,785	$6,887,537

DISTRIBUTORS – 2.2%

LKQ Corp.*	225,900	7,461,477

HOTELS, RESTAURANTS & LEISURE – 2.3%

DineEquity, Inc.	50,100	4,111,707

Panera Bread Co.*	22,800	3,600,576

		$7,712,283

MEDIA – 3.9%

CBS Corp., Non-Voting	142,850	8,448,149

Scripps Networks Interactive, Inc.	57,550	4,632,775

		$13,080,924

MULTILINE RETAIL – 1.5%

Nordstrom, Inc.	84,200	5,091,574

SPECIALTY RETAIL – 5.6%

GameStop Corp.	101,900	5,586,158

L Brands, Inc.	90,450	5,663,075

Tile Shop Holdings, Inc.*	190,000	4,242,700

Description	Number of Shares	Value

Vitamin Shoppe, Inc.*	77,600	$3,640,216

		$19,132,149

TEXTILES, APPAREL & LUXURY GOODS – 4.1%

Coach, Inc.	74,600	3,780,728

Lululemon Athletica, Inc.*	52,900	3,652,745

PVH Corp.	51,800	6,452,726

		$13,886,199

TOTAL CONSUMER DISCRETIONARY		$73,252,143

CONSUMER STAPLES – 3.6%

FOOD PRODUCTS – 1.3%

Green Mountain Coffee Roasters, Inc.#,*	69,150	4,343,312

HOUSEHOLD PRODUCTS – 1.4%

Church & Dwight Co., Inc.	75,690	4,931,203

PERSONAL PRODUCTS – 0.9%

Herbalife Ltd.#	45,360	2,940,235

TOTAL CONSUMER STAPLES		$12,214,750

ENERGY – 9.8%

ENERGY EQUIPMENT & SERVICES – 3.9%

Cameron International Corp.*	87,850	4,819,451

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

      Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value

CARBO Ceramics, Inc.#	36,180	$4,534,801

Core Laboratories NV#	19,700	3,688,234

		$13,042,486

OIL, GAS & CONSUMABLE FUELS – 5.9%

Cabot Oil & Gas Corp.	116,700	4,121,844

Noble Energy, Inc.	63,100	4,728,083

Southwestern Energy Co.*	127,100	4,730,662

Whiting Petroleum Corp.*	97,700	6,535,153

		$20,115,742

TOTAL ENERGY		$33,158,228

FINANCIALS – 10.3%

CAPITAL MARKETS – 2.6%

Raymond James Financial, Inc.	120,900	5,519,085

T. Rowe Price Group, Inc.	44,300	3,429,263

		$8,948,348

COMMERCIAL BANKS – 1.8%

SVB Financial Group*	62,550	5,991,039

DIVERSIFIED FINANCIAL SERVICES – 1.5%

IntercontinentalExchange, Inc.*	25,700	4,953,161

INSURANCE – 1.4%

Brown & Brown, Inc.	154,250	4,925,202

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.0%

CBRE Group, Inc.*	221,650	5,148,929

Realogy Holdings Corp.*	121,750	5,008,795

		$10,157,724

TOTAL FINANCIALS		$34,975,474

HEALTH CARE – 13.1%

BIOTECHNOLOGY – 3.0%

Cepheid, Inc.*	102,500	4,173,800

Regeneron Pharmaceuticals, Inc.*	20,760	5,970,576

		$10,144,376

HEALTH CARE EQUIPMENT & SUPPLIES – 5.2%

Alere, Inc.*	138,200	4,661,486

Intuitive Surgical, Inc.*	10,465	3,887,748

ResMed, Inc.#	96,435	4,989,547

West Pharmaceutical Services, Inc.	85,450	4,131,508

		$17,670,289

HEALTH CARE PROVIDERS & SERVICES – 1.1%

Express Scripts Holding Co.*	61,400	3,838,728

HEALTH CARE TECHNOLOGY – 1.4%

Cerner Corp.*	86,850	4,866,205

PHARMACEUTICALS – 2.4%

Auxilium Pharmaceuticals, Inc.*	103,000	1,772,630

Description	Number of Shares	Value
Perrigo Co.	45,775	$6,311,915

		$8,084,545

TOTAL HEALTH CARE		$44,604,143

INDUSTRIALS – 17.4%

AEROSPACE & DEFENSE – 2.5%

HEICO Corp.	112,893	4,398,311

Precision Castparts Corp.	15,600	3,953,820

		$8,352,131

AIR FREIGHT & LOGISTICS – 1.2%

Expeditors International of Washington, Inc.	93,400	4,230,086

COMMERCIAL SERVICES & SUPPLIES – 2.4%

Mine Safety Appliances Co.	87,950	4,235,672

Waste Connections, Inc.	91,700	3,919,258

		$8,154,930

ELECTRICAL EQUIPMENT – 4.0%

AMETEK, Inc.	109,550	5,239,776

Babcock & Wilcox Co.	87,500	2,818,375

Rockwell Automation, Inc.	49,800	5,498,418

		$13,556,569

MACHINERY – 6.0%

Chart Industries, Inc.*	19,660	2,112,860

Cummins, Inc.	36,300	4,610,826

Graco, Inc.	76,625	5,920,048

Joy Global, Inc.	65,600	3,722,800

Pall Corp.	48,100	3,873,012

		$20,239,546

TRADING COMPANIES & DISTRIBUTORS – 1.3%

Fastenal Co.	92,000	4,581,600

TOTAL INDUSTRIALS		$59,114,862

INFORMATION TECHNOLOGY – 17.8%

COMMUNICATIONS EQUIPMENT – 1.9%

Aruba Networks, Inc.*	174,835	3,279,905

F5 Networks, Inc.*	38,250	3,117,757

		$6,397,662

COMPUTERS & PERIPHERALS – 1.0%

Stratasys Ltd.#,*	29,900	3,385,577

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.7%

FEI Co.	47,900	4,266,932

IPG Photonics Corp.#	88,310	5,852,304

National Instruments Corp.	89,450	2,598,523

		$12,717,759

INTERNET SOFTWARE & SERVICES – 0.6%

CoStar Group, Inc.*	10,500	1,858,395

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

      Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value

IT SERVICES – 1.3%

Global Payments, Inc.	76,800	$4,568,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.6%

Altera Corp.	155,600	5,228,160

Lam Research Corp.*	67,150	3,641,545

		$8,869,705
SOFTWARE – 6.7%

ANSYS, Inc.*	68,000	5,946,600

Autodesk, Inc.*	131,500	5,248,165

Citrix Systems, Inc.*	85,925	4,878,821

Nuance Communications, Inc.*	191,050	2,972,738

Red Hat, Inc.*	82,250	3,558,958

		$22,605,282

TOTAL INFORMATION TECHNOLOGY		$60,402,444

MATERIALS – 6.2%
CHEMICALS – 4.8%
Airgas, Inc.	36,750	4,008,322

Ashland, Inc.	66,100	6,117,555

WR Grace & Co.*	69,450	6,365,787

		$16,491,664
CONTAINERS & PACKAGING – 1.4%

Crown Holdings, Inc.*	109,050	4,754,580

TOTAL MATERIALS		$21,246,244

TOTAL COMMON STOCKS
(COST $218,580,554)		$338,968,288

TOTAL INVESTMENTS IN SECURITIES – 99.8%
(COST $218,580,554)		$338,968,288

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.1%

REPURCHASE AGREEMENTS – 7.1%
Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $5,685,370, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $5,799,060.	$5,685,353	$5,685,353

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $5,685,372, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $5,799,060.	$5,685,353	$5,685,353

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $5,685,367, collateralized by U.S. Treasury Securities 0.07% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $5,799,090.	5,685,353	5,685,353

Mizuho Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $5,685,370, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/15/13 to 04/01/43; total market value of $5,799,069.	5,685,353	5,685,353

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $1,196,879, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $1,220,814.	1,196,876	1,196,876

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $23,938,288)		$23,938,288

TOTAL INVESTMENTS – 106.9%
(COST $242,518,842)		$362,906,576

COLLATERAL FOR SECURITIES ON LOAN – (7.1%)		(23,938,288)

OTHER ASSETS LESS LIABILITIES – 0.2%		641,150

TOTAL NET ASSETS – 100.0%		$339,609,438

Cost of investments for Federal income tax purposes is $245,842,995. The net unrealized appreciation/(depreciation) of investments was $117,063,581. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $124,479,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,416,334.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$338,968,288	$—	$—	$338,968,288
Repurchase Agreements	—	23,938,288	—	23,938,288

Total	$338,968,288	$23,938,288	$—	$362,906,576

See Notes to Portfolios of Investments

See Notes which is an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

33

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Small-Cap Growth Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Industrials	25.4%
Information Technology	19.1%
Consumer Discretionary	17.7%
Health Care	17.3%
Consumer Staples	6.1%
Financials	5.9%
Materials	4.9%
Energy	2.8%
Telecommunication Services	0.4%
Utilities	0.1%
Warrant	0.0%[3]
Cash Equivalents[1]	8.9%
Other Assets and Liabilities – Net[2]	(8.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3) Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS – 99.7%

CONSUMER DISCRETIONARY – 17.7%

AUTO COMPONENTS – 1.2%

American Axle & Manufacturing Holdings, Inc.*	4,410	$82,070

Stoneridge, Inc.*	20,080	256,221

Tenneco, Inc.*	24,000	1,273,680

Tower International, Inc.*	11,850	251,457

		$1,863,428

DISTRIBUTORS – 0.7%

Core-Mark Holding Co., Inc.	15,260	1,079,340

DIVERSIFIED CONSUMER SERVICES –0.8%

Education Management Corp.#,*	44,632	682,870

Steiner Leisure Ltd.*	11,400	638,628

		$1,321,498

Description	Number of Shares	Value

HOTELS, RESTAURANTS & LEISURE – 2.6%

AFC Enterprises, Inc.*	6,210	$276,842

Carrols Restaurant Group, Inc.*	27,590	160,022

Cheesecake Factory, Inc.	16,000	756,000

DineEquity, Inc.	2,400	196,968

Jamba, Inc.*	16,680	190,486

Life Time Fitness, Inc.*	17,500	794,850

Premier Exhibitions, Inc.*	86,600	116,044

Ruth’s Hospitality Group, Inc.	30,540	372,283

Sonic Corp.*	35,050	676,465

Town Sports International Holdings, Inc.	42,400	547,808

		$4,087,768

HOUSEHOLD DURABLES – 1.3%

La-Z-Boy, Inc.	5,470	126,248

Libbey, Inc.*	34,050	726,967

Meritage Homes Corp.*	10,900	494,751

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

34	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

Ryland Group, Inc.	19,580	$787,116

		$2,135,082

INTERNET & CATALOG RETAIL –1.3%

1-800-Flowers.com, Inc.*	33,700	182,991

Blue Nile, Inc.#,*	7,240	297,347

HSN, Inc.	2,520	132,048

Nutrisystem, Inc.	28,810	541,628

Orbitz Worldwide, Inc.*	75,580	698,359

Valuevision Media, Inc.*	31,980	170,773

		$2,023,146

LEISURE EQUIPMENT & PRODUCTS – 0.7%

Brunswick Corp.	6,470	291,991

LeapFrog Enterprises, Inc.#,*	13,780	117,957

Polaris Industries, Inc.	4,890	640,345

		$1,050,293

MEDIA – 3.7%

Belo Corp.	2,280	31,304

Entravision Communications Corp.	124,560	839,534

Lions Gate Entertainment Corp.#,*	16,600	574,028

Loral Space & Communications, Inc.	6,900	492,453

MDC Partners, Inc.	32,150	991,184

National CineMedia, Inc.	6,600	115,632

Nexstar Broadcasting Group, Inc.	16,600	736,874

Sinclair Broadcast Group, Inc.	48,440	1,552,986

Valassis Communications, Inc.#	18,300	500,688

		$5,834,683

SPECIALTY RETAIL – 3.2%

Aeropostale, Inc.#,*	9,000	83,610

Asbury Automotive Group, Inc.*	15,420	740,931

Cabela’s, Inc.*	6,280	372,530

Lumber Liquidators Holdings, Inc.*	6,590	752,512

Monro Muffler Brake, Inc.#	11,700	538,200

New York & Co., Inc.*	33,060	169,267

Pier 1 Imports, Inc.	14,440	301,507

Select Comfort Corp.*	7,860	143,995

Tractor Supply Co.	19,600	1,398,460

Winmark Corp.	5,800	424,618

Zumiez, Inc.*	5,130	152,053

		$5,077,683

TEXTILES, APPAREL & LUXURY GOODS –2.2%

G-III Apparel Group Ltd.*	3,000	170,160

Steven Madden Ltd.*	33,120	1,214,842

Under Armour, Inc.*	9,130	740,899

Description	Number of Shares	Value

Wolverine World Wide, Inc.	23,190	$1,338,991

		$3,464,892

TOTAL CONSUMER DISCRETIONARY		$27,937,813

CONSUMER STAPLES – 6.1%

BEVERAGES – 0.2%

National Beverage Corp.	20,760	380,116

FOOD & STAPLES RETAILING –1.8%

Andersons, Inc.	16,300	1,209,134

Pricesmart, Inc.	8,630	982,008

SUPERVALU, Inc.*	97,600	686,128

		$2,877,270

FOOD PRODUCTS – 1.6%

Boulder Brands, Inc.*	13,510	221,429

Darling International, Inc.*	24,480	569,650

Hain Celestial Group, Inc.*	4,700	391,181

J&J Snack Foods Corp.	4,100	350,837

Omega Protein Corp.*	38,360	359,050

Pilgrim’s Pride Corp.*	39,430	558,723

		$2,450,870

HOUSEHOLD PRODUCTS – 2.0%

Spectrum Brands Holdings, Inc.	34,710	2,288,083

WD-40 Co.	11,540	836,535

		$3,124,618

PERSONAL PRODUCTS – 0.5%

Nature’s Sunshine Products, Inc.	17,000	321,130

Nu Skin Enterprises, Inc.	730	85,359

Prestige Brands Holdings, Inc.*	10,260	320,420

		$726,909

TOTAL CONSUMER STAPLES		$9,559,783

ENERGY – 2.8%

ENERGY EQUIPMENT & SERVICES – 1.5%

Dril-Quip, Inc.*	13,700	1,608,654

ION Geophysical Corp.*	49,160	228,102

Mitcham Industries, Inc.*	17,260	287,206

T.G.C. Industries, Inc.	24,318	179,224

		$2,303,186

OIL, GAS & CONSUMABLE FUELS – 1.3%

Energy XXI (Bermuda) Ltd.	1,440	41,846

EPL Oil & Gas, Inc.*	4,070	129,752

Kodiak Oil & Gas Corp.*	110,460	1,432,666

Oasis Petroleum, Inc.*	10,040	534,630

		$2,138,894

TOTAL ENERGY		$4,442,080

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

      Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

FINANCIALS – 5.9%

CAPITAL MARKETS – 2.4%

AllianceBernstein Holding LP#	27,400	$608,828

HFF, Inc.	21,150	519,232

Lazard Ltd.	13,600	525,640

Medallion Financial Corp.	103,250	1,567,335

Virtus Investment Partners, Inc.*	2,800	569,856

		$3,790,891

COMMERCIAL BANKS – 0.2%

Glacier Bancorp, Inc.	5,000	138,150

S&T Bancorp, Inc.	6,000	147,120

Shore Bancshares, Inc.*	7,000	64,050

		$349,320

CONSUMER FINANCE – 1.2%

Consumer Portfolio Services, Inc.*	31,290	210,269

First Cash Financial Services, Inc.*	22,910	1,385,826

Portfolio Recovery Associates, Inc.*	3,900	231,855

QC Holdings, Inc.	21,167	49,742

		$1,877,692

INSURANCE – 0.1%

First American Financial Corp.	6,150	159,039

Montpelier Re Holdings Ltd.	1,710	47,213

		$206,252

REAL ESTATE INVESTMENT TRUSTS –1.6%

FelCor Lodging Trust, Inc.*	36,040	242,189

Geo Group, Inc.	6,603	232,888

Investors Real Estate Trust	110,900	955,958

Newcastle Investment Corp.	28,910	165,943

Omega Healthcare Investors, Inc.#	9,740	323,758

Strategic Hotels & Resorts, Inc.*	70,460	613,002

		$2,533,738

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

Tejon Ranch Co.*	9,080	336,142

THRIFTS & MORTGAGE FINANCE – 0.2%

MGIC Investment Corp.*	32,260	262,596

TOTAL FINANCIALS		$9,356,631

HEALTH CARE – 17.3%

BIOTECHNOLOGY – 5.3%

ACADIA Pharmaceuticals, Inc.#,*	40,470	919,883

Aegerion Pharmaceuticals, Inc.*	24,490	2,028,262

Alnylam Pharmaceuticals, Inc.*	8,880	511,577

Arena Pharmaceuticals, Inc.#,*	22,560	99,038

Array BioPharma, Inc.*	48,990	245,930

Celldex Therapeutics, Inc.*	24,890	570,230

Cubist Pharmaceuticals, Inc.*	8,250	511,500

Description	Number of Shares	Value

Dendreon Corp.#,*	22,040	$56,643

Idenix Pharmaceuticals, Inc.#,*	26,200	86,198

Infinity Pharmaceuticals, Inc.*	5,480	74,254

Keryx Biopharmaceuticals, Inc.#,*	40,120	415,242

Novavax, Inc.*	102,400	317,440

OncoGenex Pharmaceutical, Inc.#,*	15,810	111,144

Orexigen Therapeutics, Inc.*	37,200	181,536

Osiris Therapeutics, Inc.#,*	15,230	202,711

PDL BioPharma, Inc.#	40,250	325,622

Pharmacyclics, Inc.*	6,712	796,312

Raptor Pharmaceutical Corp.#,*	20,000	287,600

Seattle Genetics, Inc.*	5,910	228,303

Spectrum Pharmaceuticals, Inc.#	12,610	108,320

Synageva BioPharma Corp.#,*	2,990	151,892

United Therapeutics Corp.*	700	61,964

ZIOPHARM Oncology, Inc.*	5,190	18,373

		$8,309,974

HEALTH CARE EQUIPMENT & SUPPLIES –6.5%

ABIOMED, Inc.*	27,610	662,088

Align Technology, Inc.*	20,200	1,152,612

Anika Therapeutics, Inc.*	12,490	373,076

Cantel Medical Corp.	10,650	373,815

Cardiovascular Systems, Inc.*	36,300	1,101,705

Cynosure, Inc.*	23,800	514,318

DexCom, Inc.*	5,540	159,164

Haemonetics Corp.*	13,400	543,504

ICU Medical, Inc.*	3,000	185,400

Neogen Corp.*	29,880	1,381,054

OraSure Technologies, Inc.*	52,270	340,800

RTI Surgical, Inc.*	153,000	426,870

Sirona Dental Systems, Inc.*	4,000	289,000

Staar Surgical Co.*	9,330	123,529

STERIS Corp.	15,900	718,521

Utah Medical Products, Inc.	14,500	807,070

West Pharmaceutical Services, Inc.	25,060	1,211,651

		$10,364,177

HEALTH CARE PROVIDERS & SERVICES –2.9%

Accretive Health, Inc.#,*	12,800	105,728

AMN Healthcare Services, Inc.*	14,520	180,048

Centene Corp.*	8,290	465,566

Corvel Corp.*	36,800	1,530,880

Gentiva Health Services, Inc.*	34,070	390,101

HealthSouth Corp.*	14,410	505,935

National Research Corp., Class A*	28,840	548,908

Providence Service Corp.*	16,640	497,370

Skilled Healthcare Group, Inc.*	70,260	299,308

		$4,523,844

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

HEALTH CARE TECHNOLOGY – 0.1%

Cerner Corp.*	4,080	$228,602

LIFE SCIENCES TOOLS & SERVICES –0.6%

Furiex Pharmaceuticals, Inc.*	5,460	213,486

Luminex Corp.*	4,500	87,750

PAREXEL International Corp.*	13,300	607,943

		$909,179

PHARMACEUTICALS – 1.9%

Cadence Pharmaceuticals, Inc.*	47,000	231,710

Hi-Tech Pharmacal Co., Inc.	750	32,317

Jazz Pharmaceuticals PLC*	6,920	627,921

Pacira Pharmaceuticals, Inc.*	10,200	515,202

Questcor Pharmaceuticals, Inc.#	7,800	478,686

Salix Pharmaceuticals Ltd.*	10,828	776,909

Santarus, Inc.*	12,140	283,226

Vivus, Inc.#,*	14,740	138,409

		$3,084,380

TOTAL HEALTH CARE		$27,420,156

INDUSTRIALS – 25.4%

AEROSPACE & DEFENSE – 1.4%

DigitalGlobe, Inc.*	7,190	228,786

GenCorp., Inc.#,*	28,990	487,032

HEICO Corp.	6,375	341,572

Hexcel Corp.*	20,090	850,008

Sypris Solutions, Inc.	27,220	86,832

Teledyne Technologies, Inc.*	3,100	275,342

		$2,269,572

AIR FREIGHT & LOGISTICS – 0.8%

Park-Ohio Holdings Corp.*	23,800	985,558

XPO Logistics, Inc.#,*	15,430	311,377

		$1,296,935

AIRLINES – 1.1%

Hawaiian Holdings, Inc.#,*	90,720	748,440

Republic Airways Holdings, Inc.*	45,310	533,752

Spirit Airlines, Inc.*	4,750	204,962

US Airways Group, Inc.*	13,060	286,928

		$1,774,082

BUILDING PRODUCTS – 1.6%

American Woodmark Corp.*	8,800	298,496

Trex Co., Inc.*	18,680	1,311,710

USG Corp.#,*	31,930	872,008

		$2,482,214

COMMERCIAL SERVICES & SUPPLIES –2.8%

ACCO Brands Corp.*	31,790	185,971

Description	Number of Shares	Value

G&K Services, Inc.	3,000	$187,200

Healthcare Services Group, Inc.	23,600	646,404

Herman Miller, Inc.	800	24,272

InnerWorkings, Inc.*	57,770	552,859

Interface, Inc.	14,600	295,650

Knoll, Inc.	7,000	114,940

Mobile Mini, Inc.*	10,000	361,200

Standard Parking Corp.*	41,650	1,102,475

Team, Inc.*	25,910	966,184

TRC Cos., Inc.*	2,913	22,401

		$4,459,556

CONSTRUCTION & ENGINEERING – 4.3%

Aegion Corp.*	36,900	756,450

Comfort Systems USA, Inc.	15,600	290,628

Dycom Industries, Inc.*	52,400	1,553,660

Furmanite Corp.*	72,460	815,175

Great Lakes Dredge & Dock Corp.	113,340	920,321

MasTec, Inc.*	19,870	635,244

MYR Group, Inc.*	6,490	171,660

Primoris Services Corp.	61,010	1,588,700

		$6,731,838

ELECTRICAL EQUIPMENT – 1.9%

Acuity Brands, Inc.	14,700	1,477,497

Coleman Cable, Inc.	23,887	587,620

Encore Wire Corp.	19,600	970,788

		$3,035,905

MACHINERY – 1.7%

Blount International, Inc.*	9,600	116,928

Commercial Vehicle Group, Inc.*	48,960	385,315

Gorman-Rupp Co.	340	13,852

Meritor, Inc.*	89,160	612,529

Mueller Water Products, Inc.	24,910	213,479

Trimas Corp.*	14,700	556,542

Valmont Industries, Inc.	700	98,350

Wabash National Corp.*	60,810	709,045

		$2,706,040

MARINE – 0.2%

Rand Logistics, Inc.#,*	62,966	323,016

PROFESSIONAL SERVICES – 4.3%

Advisory Board Co.*	21,100	1,447,460

Corporate Executive Board Co.	5,910	430,839

Exponent, Inc.	20,000	1,512,200

GP Strategies Corp.*	35,280	988,546

Insperity, Inc.	9,050	349,963

Kforce, Inc.	22,040	433,968

Navigant Consulting, Inc.*	45,700	792,895

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

      Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

On Assignment, Inc.*	9,430	$318,640

Resources Connection, Inc.	34,050	434,478

		$6,708,989

ROAD & RAIL – 1.1%

Genesee & Wyoming, Inc.*	2,760	275,558

Quality Distribution, Inc.*	102,610	1,054,831

Swift Transportation Co.#,*	19,810	431,660

		$1,762,049

TRADING COMPANIES & DISTRIBUTORS – 4.2%

Aceto Corp.	50,610	807,229

CAI International, Inc.*	11,500	251,735

DXP Enterprises, Inc.*	10,160	933,704

H&E Equipment Services, Inc.	14,630	366,189

Houston Wire & Cable Co.	88,470	1,227,079

TAL International Group, Inc.	3,000	144,930

Textainer Group Holdings Ltd.#	21,890	829,631

United Rentals, Inc.*	15,870	1,025,043

Watsco, Inc.	10,220	973,864

		$6,559,404

TOTAL INDUSTRIALS		$40,109,600

INFORMATION TECHNOLOGY – 19.1%

COMMUNICATIONS EQUIPMENT – 2.3%

Alliance Fiber Optic Products, Inc.#	37,950	704,731

ARRIS Group, Inc.*	30,100	537,586

Black Box Corp.	10,900	272,936

CalAmp Corp.*	42,930	1,010,143

InterDigital, Inc.	7,000	271,250

Ixia*	12,000	170,160

Tessco Technologies, Inc.	18,290	648,015

		$3,614,821

COMPUTERS & PERIPHERALS – 0.6%

3D Systems Corp.#,*	10,290	640,450

Cray, Inc.*	14,410	322,208

		$962,658

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.2%

Anixter International, Inc.*	11,880	1,015,621

Checkpoint Systems, Inc.*	7,000	119,140

Methode Electronics, Inc.	33,480	856,418

		$1,991,179

INTERNET SOFTWARE & SERVICES –3.1%

CoStar Group, Inc.*	5,790	1,024,772

LivePerson, Inc.*	9,040	84,434

MeetMe, Inc.#,*	61,900	135,561

Description	Number of Shares	Value

OpenTable, Inc.#,*	4,900	$340,452

Spark Networks, Inc.*	41,550	297,498

SPS Commerce, Inc.*	5,160	351,654

Stamps.com, Inc.*	24,110	1,095,558

support.com, Inc.*	48,300	215,418

TechTarget, Inc.*	16,700	83,834

Trulia, Inc.*	650	25,980

ValueClick, Inc.*	41,240	792,220

Web.com Group, Inc.*	19,090	514,475

		$4,961,856

IT SERVICES – 6.7%

Cardtronics, Inc.*	27,890	1,094,682

Computer Task Group, Inc.	20,160	345,341

CSG Systems International, Inc.*	3,700	103,082

Global Cash Access Holdings, Inc.*	20,400	169,320

Hackett Group, Inc.	31,780	226,274

Heartland Payment Systems, Inc.#	14,930	603,918

iGATE Corp.*	49,970	1,591,045

Jack Henry & Associates, Inc.	15,000	819,150

ManTech International Corp.	6,640	185,522

MAXIMUS, Inc.	33,620	1,628,889

MoneyGram International, Inc.*	47,500	1,002,725

ServiceSource International, Inc.*	144,790	1,566,628

TeleTech Holdings, Inc.*	9,000	238,230

Unisys Corp.*	28,570	752,819

WEX, Inc.*	2,270	211,904

		$10,539,529

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%

Microsemi Corp.*	5,500	138,215

TriQuint Semiconductor, Inc.*	20,000	158,600

		$296,815

SOFTWARE – 5.0%

ACI Worldwide, Inc.*	4,400	242,528

American Software, Inc.	11,800	103,250

ANSYS, Inc.*	4,600	402,270

Aspen Technology, Inc.*	6,120	233,968

Blackbaud, Inc.	9,800	352,800

CommVault Systems, Inc.*	2,970	231,898

Concur Technologies, Inc.*	6,800	711,280

Digimarc Corp.	5,680	119,621

Ebix, Inc.#	1,810	20,598

Fair Isaac Corp.	3,600	206,208

Glu Mobile, Inc.#,*	28,890	98,226

Manhattan Associates, Inc.*	18,490	1,969,370

Mentor Graphics Corp.	18,200	401,856

PROS Holdings, Inc.*	9,880	349,258

PTC, Inc.*	12,800	354,816

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

QLIK Technologies, Inc.*	16,770	$424,952

Solera Holdings, Inc.	5,500	309,210

Symantec Corp.	23,900	543,486

Ultimate Software Group, Inc.*	5,270	814,110

		$7,889,705

TOTAL INFORMATION TECHNOLOGY		$30,256,563

MATERIALS – 4.9%

CHEMICALS – 3.3%

American Vanguard Corp.	5,150	134,415

Chase Corp.	3,345	101,220

Chemtura Corp.*	6,360	155,820

H.B. Fuller Co.	22,700	1,086,650

Hawkins, Inc.	18,300	658,983

KMG Chemicals, Inc.	15,020	300,100

Koppers Holdings, Inc.	19,400	863,494

Landec Corp.*	33,010	386,547

OMNOVA Solutions, Inc.*	52,770	459,099

Quaker Chemical Corp.	10,000	759,100

Zep, Inc.	13,790	274,283

		$5,179,711

CONSTRUCTION MATERIALS –1.0%

Eagle Materials, Inc.	16,680	1,251,167

Headwaters, Inc.*	37,140	324,232

		$1,575,399

CONTAINERS & PACKAGING –0.2%

Myers Industries, Inc.	12,980	231,304

METALS & MINING – 0.3%

Materion Corp.	15,090	449,833

Midway Gold Corp.*	102,500	96,350

		$546,183

PAPER & FOREST PRODUCTS –0.1%

Neenah Paper, Inc.	5,490	225,859

TOTAL MATERIALS		$7,758,456

TELECOMMUNICATION SERVICES – 0.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%

Atlantic Tele-Network, Inc.	3,600	199,512

Inteliquent, Inc.	34,120	438,442

		$637,954

TOTAL TELECOMMUNICATION SERVICES		$637,954

UTILITIES – 0.1%

WATER UTILITIES – 0.1%

Cadiz, Inc.#,*	7,246	37,317

Description	Number of Shares	Value

Connecticut Water Service, Inc.	4,800	$153,840

		$191,157

TOTAL UTILITIES		$191,157

TOTAL COMMON STOCKS
(COST $110,388,816)		$157,670,193

MONEY MARKET FUND – 0.8%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	1,304,776	1,304,776

TOTAL MONEY MARKET FUND
(COST $1,304,776)		$1,304,776

WARRANT – 0.0%**

Tejon Ranch Co.	1,341	7,174

TOTAL WARRANT
(COST $8,046)		$7,174

TOTAL INVESTMENTS IN SECURITIES –100.5%
(COST $111,701,638)		$158,982,143

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 8.1%

REPURCHASE AGREEMENTS – 8.1%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $3,040,512, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $3,101,313.	$3,040,503	3,040,503

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $3,040,513, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $3,101,313.	3,040,503	3,040,503

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $3,040,511, collateralized by U.S. Government Securities 0.07% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $3,101,329.	3,040,503	3,040,503

Mizuho Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $3,040,512, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/15/13 to 04/01/43; total market value of $3,101,318.	3,040,503	3,040,503

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $640,084, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $652,884.	640,082	640,082

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $12,802,094)		$12,802,094

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

      Wilmington Small-Cap Growth Fund (concluded)

Description	Value

TOTAL INVESTMENTS – 108.6%
(COST $124,503,732)	$171,784,237

COLLATERAL FOR SECURITIES ON LOAN – (8.1%)	(12,802,094)

OTHER LIABILITIES LESS ASSETS – (0.5%)	(793,092)

TOTAL NET ASSETS – 100.0%	$158,189,051

Cost of investments for Federal income tax purposes is $124,833,720. The net unrealized appreciation/(depreciation) of investments was $46,950,517. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $49,823,719 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,873,202.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$157,670,193	$—	$—	$157,670,193
Warrant	7,174	—	—	7,174
Money Market Fund	1,304,776	—	—	1,304,776
Repurchase Agreements	—	12,802,094	—	12,802,094

Total	$158,982,143	$12,802,094	$—	$171,784,237

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

40

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Small-Cap Strategy Fund

At October 31, 2013, the Fund’s sector classifications were as follows (unaudited):

Percentage of Total Net Assets
Common Stocks
Information Technology	19.0%
Financials	17.6%
Industrials	15.2%
Consumer Discretionary	14.7%
Health Care	14.5%
Energy	5.3%
Materials	4.9%
Consumer Staples	4.2%
Utilities	2.3%
Telecommunication Services	0.8%
Investment Companies	1.4%
Rights	0.0%[3]
Warrants	0.0%[3]
Cash Equivalents[1]	22.6%
Other Assets and Liabilities – Net [2]	(22.5)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.5%

CONSUMER DISCRETIONARY – 14.8%

AUTO COMPONENTS – 1.0%

American Axle & Manufacturing Holdings, Inc.*	5,055	$94,074

Cooper Tire & Rubber Co.	3,846	100,034

Dana Holding Corp.	7,950	155,820

Dorman Products, Inc.	2,312	112,386

Drew Industries, Inc.	2,314	116,302

Exide Technologies*	5,202	1,977

Federal-Mogul Corp.*	1,805	36,984

Fuel Systems Solutions, Inc.*	566	10,165

Gentherm, Inc.*	3,357	78,386

Modine Manufacturing Co.*	2,335	31,102

Remy International, Inc.	980	21,589

Spartan Motors, Inc.	2,409	16,357

Standard Motor Products, Inc.	2,050	74,128

Description	Number of Shares	Value

Stoneridge, Inc.*	2,918	$37,234

Superior Industries International, Inc.	1,546	28,988

Tenneco, Inc.*	5,910	313,644

Tower International, Inc.*	1,220	25,888

		$1,255,058

AUTOMOBILES – 0.1%

Winnebago Industries, Inc.*	2,745	81,417

DISTRIBUTORS – 0.3%

Core-Mark Holding Co., Inc.	573	40,528

Pool Corp.	4,385	238,456

VOXX International Corp.*	1,868	28,973

Weyco Group, Inc.	591	16,979

		$324,936

DIVERSIFIED CONSUMER SERVICES – 1.4%

American Public Education, Inc.#*	1,815	72,654

Ascent Capital Group, Inc.*	970	81,887

Bridgepoint Education, Inc.*	900	17,640

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Bright Horizons Family Solutions, Inc.*	420	$15,645

Capella Education Co.*	1,125	68,535

Career Education Corp.*	3,120	17,098

Carriage Services, Inc.	1,890	37,970

Corinthian Colleges, Inc.*	7,641	16,352

Education Management Corp.#*	2,990	45,747

Grand Canyon Education, Inc.*	4,664	220,467

Hillenbrand, Inc.	5,310	149,848

ITT Educational Services, Inc.#*	2,210	88,665

JTH Holding, Inc., Class A*	1,150	22,713

K12, Inc.*	2,860	52,281

LifeLock, Inc.*	5,870	94,448

Lincoln Educational Services Corp.	1,680	8,030

Mac-Gray Corp.	1,000	21,080

Matthews International Corp.	1,772	71,943

Regis Corp.	1,388	20,126

Sotheby’s	6,642	344,720

Steiner Leisure Ltd.*	925	51,819

Stewart Enterprises, Inc.	6,579	86,909

Strayer Education, Inc.#	1,410	55,737

Universal Technical Institute, Inc.	901	11,974

		$1,674,288

HOTELS, RESTAURANTS & LEISURE – 3.4%

AFC Enterprises, Inc.*	2,295	102,311

Biglari Holdings, Inc.*	96	41,858

BJ’s Restaurants, Inc.*	2,410	65,215

Bloomin’ Brands, Inc.*	5,130	128,404

Bob Evans Farms, Inc.	1,326	75,701

Boyd Gaming Corp.*	6,240	65,894

Bravo Brio Restaurant Group, Inc.*	1,030	15,378

Buffalo Wild Wings, Inc.*	1,732	246,949

Caesars Entertainment Corp.#*	4,350	75,777

Carrols Restaurant Group, Inc.*	1,060	6,148

CEC Entertainment, Inc.	1,348	62,480

Cheesecake Factory, Inc.	4,946	233,698

Churchill Downs, Inc.	1,362	117,009

Chuy’s Holdings, Inc.*	1,160	43,616

Cracker Barrel Old Country Store, Inc.	1,872	205,677

Del Frisco’s Restaurant Group, Inc.*	880	15,928

Denny’s Corp.*	10,700	67,945

Diamond Resorts International, Inc.*	950	18,126

DineEquity, Inc.	1,432	117,524

Diversified Restaurant Holdings, Inc.*	400	2,764

Einstein Noah Restaurant Group, Inc.	704	12,559

Fiesta Restaurant Group, Inc.*	2,110	89,443

Ignite Restaurant Group, Inc.*	1,370	22,002

Description	Number of Shares	Value

International Speedway Corp.	1,620	$52,990

Interval Leisure Group, Inc.	3,990	96,837

Isle of Capri Casinos, Inc.*	2,451	19,878

Jack in the Box, Inc.*	3,926	159,710

Jamba, Inc.*	1,908	21,789

Krispy Kreme Doughnuts, Inc.*	5,920	143,619

Life Time Fitness, Inc.*	3,177	144,299

Luby’s, Inc.*	1,420	10,877

Marcus Corp.	1,777	25,518

Marriott Vacations Worldwide Corp.*	1,160	58,093

Monarch Casino & Resort, Inc.*	928	15,692

Morgans Hotel Group Co.#*	943	6,752

Multimedia Games Holding Co., Inc.*	2,730	88,752

Nathan’s Famous, Inc.*	350	17,962

Noodles & Co.#*	400	17,516

Orient-Express Hotels Ltd.*	5,710	76,000

Papa John’s International, Inc.*	1,686	127,580

Pinnacle Entertainment, Inc.*	5,487	128,396

Red Robin Gourmet Burgers, Inc.*	1,342	102,234

Ruby Tuesday, Inc.*	4,000	23,720

Ruth’s Hospitality Group, Inc.	3,480	42,421

Ryman Hospitality Properties, Inc.#	3,422	126,306

Scientific Games Corp.*	3,680	67,270

SHFL Entertainment, Inc.*	6,250	144,875

Sonic Corp.*	4,705	90,807

Speedway Motorsports, Inc.	1,691	30,878

Texas Roadhouse, Inc.	5,845	160,270

Town Sports International Holdings, Inc.	1,160	14,987

Vail Resorts, Inc.	3,300	232,485

		$4,080,919

HOUSEHOLD DURABLES – 1.2%

Bassett Furniture Industries, Inc.	760	10,640

Beazer Homes USA, Inc.#*	1,468	26,674

Blyth, Inc.#	1,970	27,206

Cavco Industries, Inc.*	775	45,392

CSS Industries, Inc.	98	2,537

Ethan Allen Interiors, Inc.	2,546	67,825

EveryWare Global, Inc.*	2,080	20,010

Flexsteel Industries, Inc.	720	19,771

Helen of Troy Ltd.*	1,683	78,630

Hooker Furniture Corp.	770	12,166

Hovnanian Enterprises, Inc.*	10,983	55,574

iRobot Corp.*	2,660	90,094

KB Home#	7,700	130,669

La-Z-Boy, Inc.	3,506	80,918

Libbey, Inc.*	2,650	56,578

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Lifetime Brands, Inc.	1,330	$20,828

M/I Homes, Inc.*	1,414	28,945

MDC Holdings, Inc.	2,590	75,602

Meritage Homes Corp.*	3,592	163,041

NACCO Industries, Inc.	146	8,318

Ryland Group, Inc.	5,011	201,442

Skullcandy, Inc.*	760	4,773

Standard Pacific Corp.*	8,330	66,057

TRI Pointe Homes, Inc.#*	740	11,781

UCP, Inc., Class A*	1,310	18,471

Universal Electronics, Inc.*	1,228	47,781

William Lyon Homes*	1,600	37,072

Zagg, Inc.#*	380	1,801

		$1,410,596

INTERNET & CATALOG RETAIL – 0.5%

1-800-Flowers.com, Inc.*	572	3,106

Blue Nile, Inc.#*	1,102	45,259

HSN, Inc.	3,160	165,584

Nutrisystem, Inc.	3,709	69,729

Orbitz Worldwide, Inc.*	2,819	26,048

Overstock.com, Inc.#*	1,002	23,477

PetMed Express, Inc.#	947	14,053

RetailMeNot, Inc.*	620	20,224

Shutterfly, Inc.*	3,422	168,157

Valuevision Media, Inc.*	3,230	17,248

Vitacost.com, Inc.*	1,410	11,153

		$564,038

LEISURE EQUIPMENT & PRODUCTS – 0.6%

Arctic Cat, Inc.	1,320	69,168

Black Diamond, Inc.#*	930	13,866

Brunswick Corp.	8,491	383,199

Callaway Golf Co.	5,171	43,592

Fox Factory Holding Corp.*	1,100	19,162

JAKKS Pacific, Inc.#	2,400	15,456

Johnson Outdoors, Inc.*	120	3,292

LeapFrog Enterprises, Inc.#*	1,957	16,752

Marine Products Corp.	1,100	10,307

Nautilus, Inc.*	1,930	15,363

Smith & Wesson Holding Corp.#*	6,687	72,086

Sturm Ruger & Co., Inc.#	1,810	118,392

		$780,635

MEDIA – 1.3%

AH Belo Corp.	2,340	18,814

Belo Corp.	7,040	96,659

Carmike Cinemas, Inc.*	1,590	36,395

Central European Media Enterprises Ltd.*	5,680	17,438

Crown Media Holdings, Inc., Class A*	7,280	24,170

Description	Number of Shares	Value

Cumulus Media, Inc.*	7,170	$42,877

Daily Journal Corp.#*	130	19,232

Dex Media, Inc.#*	1,070	7,222

Digital Domain Media Group, Inc.*	1,470	16

Digital Generation, Inc.#*	687	8,691

Entercom Communications Corp.#*	1,600	14,032

Entravision Communications Corp.	5,010	33,767

EW Scripps Co.*	1,440	28,541

Global Sources Ltd.*	619	4,636

Gray Television, Inc.*	4,420	37,349

Harte-Hanks, Inc.	3,546	28,262

Journal Communications, Inc.*	3,160	26,386

Live Nation Entertainment, Inc.*	7,636	148,444

Martha Stewart Living Omnimedia*	1,683	4,308

McClatchy Co.#*	3,460	9,757

MDC Partners, Inc.	1,890	58,269

Media General, Inc.#*	1,500	21,870

Meredith Corp.#	1,770	90,801

National CineMedia, Inc.	4,182	73,269

New York Times Co.*	7,700	106,491

Nexstar Broadcasting Group, Inc.	2,640	117,190

ReachLocal, Inc.*	260	3,195

Reading International, Inc.*	1,510	9,996

Rentrak Corp.*	800	29,992

Saga Communications, Inc.	230	10,950

Salem Communications Corp., Class A	2,100	17,346

Scholastic Corp.	1,556	44,642

Shutterstock, Inc.*	570	40,356

Sinclair Broadcast Group, Inc.	6,938	222,432

Valassis Communications, Inc.#	1,760	48,154

World Wrestling Entertainment, Inc.	1,017	13,170

		$1,515,119

MULTILINE RETAIL – 0.1%

Bon-Ton Stores, Inc.#	990	11,335

Fred’s, Inc.	2,032	32,918

Gordmans Stores, Inc.*	160	1,584

Saks, Inc.*	5,930	94,821

Tuesday Morning Corp.*	2,200	31,130

		$171,788

SPECIALTY RETAIL – 3.6%

Aeropostale, Inc.*	7,650	71,068

America’s Car-Mart, Inc.*	310	14,179

ANN, Inc.*	4,970	175,739

Asbury Automotive Group, Inc.*	2,944	141,459

Barnes & Noble, Inc.*	2,460	34,760

bebe stores, Inc.	2,446	14,749

Big 5 Sporting Goods Corp.	1,902	35,967

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Body Central Corp.*	1,760	$9,856

Brown Shoe Co., Inc.	3,535	79,325

Buckle, Inc.#	2,645	129,446

Cato Corp.	1,463	43,846

Childrens Place Retail Stores, Inc.*	1,418	77,409

Christopher & Banks Corp.*	2,430	14,021

Citi Trends, Inc.*	936	13,740

Conn’s, Inc.*	2,256	136,353

Destination Maternity Corp.	1,700	53,108

Destination XL Group, Inc.*	2,440	16,958

Express, Inc.*	8,730	202,623

Finish Line, Inc.	3,014	75,471

Five Below, Inc.#*	2,860	138,024

Francesca’s Holdings Corp.*	4,520	81,315

Genesco, Inc.*	1,931	131,520

Group 1 Automotive, Inc.	1,094	70,016

Haverty Furniture Cos., Inc.	1,437	39,963

hhgregg, Inc.*	715	11,090

Hibbett Sports, Inc.*	2,654	154,808

Jos A Bank Clothiers, Inc.*	1,750	83,965

Kirkland’s, Inc.*	1,590	28,223

Lithia Motors, Inc.	1,990	125,072

Lumber Liquidators Holdings, Inc.*	2,701	308,427

MarineMax, Inc.*	860	12,668

Mattress Firm Holding Corp.*	1,170	35,170

Men’s Wearhouse, Inc.	2,749	116,283

Monro Muffler Brake, Inc.#	2,902	133,492

New York & Co., Inc.*	2,080	10,650

Office Depot, Inc.*	16,120	90,111

OfficeMax, Inc.	5,100	76,398

Outerwall, Inc.#*	2,678	174,016

Pacific Sunwear of California, Inc.*	5,780	15,548

Penske Automotive Group, Inc.	2,790	110,540

Pep Boys-Manny Moe & Jack*	2,353	30,448

Pier 1 Imports, Inc.	8,740	182,491

RadioShack Corp.#*	8,250	23,183

Rent-A-Center, Inc.	3,024	103,542

Restoration Hardware Holdings, Inc.*	1,590	110,887

Sears Hometown & Outlet Stores, Inc.*	370	10,308

Select Comfort Corp.*	5,090	93,249

Shoe Carnival, Inc.	1,233	32,046

Sonic Automotive, Inc.	2,778	61,894

Stage Stores, Inc.	2,248	46,421

Stein Mart, Inc.	1,890	27,915

Systemax, Inc.	272	2,584

Tile Shop Holdings, Inc.*	1,400	31,262

Tilly’s, Inc.*	710	10,338

Vitamin Shoppe, Inc.*	2,810	131,817

Description	Number of Shares	Value
West Marine, Inc.*	1,550	$18,926
Wet Seal, Inc.*	5,056	16,735
Winmark Corp.	230	16,838
Zale Corp.*	2,200	34,386

Zumiez, Inc.*	2,103	62,333

		$4,334,979

TEXTILES, APPAREL & LUXURY GOODS – 1.3%

American Apparel, Inc.*	8,370	11,216

Columbia Sportswear Co.#	723	48,347

Crocs, Inc.*	7,490	91,228

Culp, Inc.	640	12,384

Fifth & Pacific Cos., Inc.*	6,110	161,854

G-III Apparel Group Ltd.*	1,557	88,313

Iconix Brand Group, Inc.*	4,605	166,194

Jones Group, Inc.	5,030	78,166

Movado Group, Inc.	1,045	48,728

Oxford Industries, Inc.	1,240	88,995

Perry Ellis International, Inc.	117	2,224

Quiksilver, Inc.*	11,440	95,181

RG Barry Corp.	990	18,889

Skechers U.S.A., Inc.*	2,603	75,851

Steven Madden Ltd.*	5,569	204,271

Tumi Holdings, Inc.*	4,530	96,716

Unifi, Inc.*	926	22,585

Vera Bradley, Inc.#*	2,420	53,603

Wolverine World Wide, Inc.	4,606	265,950

		$1,630,695

TOTAL CONSUMER DISCRETIONARY		$17,824,468

CONSUMER STAPLES – 4.2%

BEVERAGES – 0.2%

Boston Beer Co., Inc.#*	765	175,636

Coca-Cola Bottling Co. Consolidated	261	16,527

Craft Brew Alliance, Inc.*	1,300	21,086

National Beverage Corp.	1,740	31,859

		$245,108

FOOD & STAPLES RETAILING – 1.5%

Andersons, Inc.	995	73,809

Arden Group, Inc.	223	28,990

Casey’s General Stores, Inc.	3,446	251,144

Chefs’ Warehouse, Inc.*	1,570	37,617

Fairway Group Holdings Corp.#*	940	22,964

Harris Teeter Supermarkets, Inc.	2,980	146,974

Ingles Markets, Inc.	1,040	26,842

Nash Finch Co.	738	20,708

Natural Grocers by Vitamin Cottage, Inc.#*	510	20,349

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Pantry, Inc.*	1,760	$23,566

Pricesmart, Inc.	1,746	198,677

Rite Aid Corp.*	58,600	312,338

Roundy’s, Inc.	2,010	18,693

Spartan Stores, Inc.	1,049	24,683

SUPERVALU, Inc.*	15,860	111,496

Susser Holdings Corp.*	1,711	93,831

United Natural Foods, Inc.*	5,087	363,466

Village Super Market, Inc.	650	23,829

Weis Markets, Inc.	990	50,658

		$1,850,634

FOOD PRODUCTS – 1.7%

Alico, Inc.	260	10,390

Annie’s, Inc.*	1,560	73,710

B&G Foods, Inc.	5,416	183,332

Boulder Brands, Inc.*	4,709	77,181

Calavo Growers, Inc.#	927	27,523

Cal-Maine Foods, Inc.	1,332	67,572

Chiquita Brands International, Inc.*	3,621	37,477

Darling International, Inc.*	7,297	169,801

Diamond Foods, Inc.#*	1,065	25,997

Dole Food Co., Inc.*	2,220	30,081

Farmer Bros Co.*	388	7,007

Fresh Del Monte Produce, Inc.	1,939	51,558

Griffin Land & Nurseries, Inc.	246	8,118

Hain Celestial Group, Inc.*	3,463	288,225

Inventure Foods, Inc.*	1,690	19,029

J&J Snack Foods Corp.	1,464	125,274

John B Sanfilippo & Son, Inc.	590	14,502

Lancaster Colony Corp.	1,922	159,507

Lifeway Foods, Inc.	1,310	19,165

Limoneira Co.	910	23,969

Omega Protein Corp.*	450	4,212

Pilgrim’s Pride Corp.*	5,860	83,036

Post Holdings, Inc.*	1,170	50,252

Sanderson Farms, Inc.	2,471	156,192

Seneca Foods Corp.*	420	12,314

Snyders-Lance, Inc.	3,191	95,698

Tootsie Roll Industries, Inc.#	2,343	74,976

TreeHouse Foods, Inc.*	2,822	206,740

		$2,102,838

HOUSEHOLD PRODUCTS – 0.3%

Central Garden & Pet Co.*	4,214	31,015

Harbinger Group, Inc.*	2,990	32,561

Oil-Dri Corp. of America	160	5,678

Orchids Paper Products Co.#	480	14,640

Spectrum Brands Holdings, Inc.	1,980	130,522

Description	Number of Shares	Value

WD-40 Co.	1,544	$111,925

		$326,341

PERSONAL PRODUCTS – 0.3%

Elizabeth Arden, Inc.*	2,187	79,148

Female Health Co.	640	6,093

Inter Parfums, Inc.	1,578	55,482

Lifevantage Corp.*	14,420	31,580

Medifast, Inc.*	1,080	25,175

Nature’s Sunshine Products, Inc.	500	9,445

Nutraceutical International Corp.	460	11,063

Prestige Brands Holdings, Inc.*	4,557	142,315

Revlon, Inc.*	780	18,525

Synutra International, Inc.#*	429	2,930

USANA Health Sciences, Inc.#*	435	29,680

		$411,436

TOBACCO – 0.2%

Star Scientific, Inc.#*	13,109	23,727

Universal Corp.#	1,312	69,575

Vector Group Ltd.#	6,210	100,416

		$193,718

TOTAL CONSUMER STAPLES		$5,130,075

ENERGY – 5.3%

ENERGY EQUIPMENT & SERVICES – 1.5%

Advanced Emissions Solutions, Inc.*	460	17,374

Basic Energy Services, Inc.*	2,022	29,663

Bolt Technology Corp.	800	14,312

Bristow Group, Inc.	1,841	148,145

C&J Energy Services, Inc.#*	1,790	41,242

Cal Dive International, Inc.*	3,789	7,464

CARBO Ceramics, Inc.#	1,390	174,223

Dawson Geophysical Co.*	773	22,603

Era Group, Inc.*	660	20,856

Exterran Holdings, Inc.*	3,140	89,647

Forum Energy Technologies, Inc.*	2,100	61,446

Geospace Technologies Corp.*	1,172	114,176

Global Geophysical Services, Inc.*	490	1,171

Gulf Island Fabrication, Inc.	1,223	30,844

Gulfmark Offshore, Inc.	1,131	56,301

Helix Energy Solutions Group, Inc.*	5,460	129,184

Hercules Offshore, Inc.*	10,030	68,204

Hornbeck Offshore Services, Inc.*	1,938	107,113

ION Geophysical Corp.*	9,327	43,277

Key Energy Services, Inc.*	8,600	67,252

Matrix Service Co.*	1,613	33,534

Mitcham Industries, Inc.*	1,210	20,134

Natural Gas Services Group, Inc.*	704	19,705

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Newpark Resources, Inc.*	9,022	$115,031

Nuverra Environmental Solutions, Inc.*	8,200	20,008

Parker Drilling Co.*	5,754	41,429

PHI, Inc.*	935	37,232

Pioneer Energy Services Corp.*	2,048	17,203

RigNet, Inc.*	980	36,123

SEACOR Holdings, Inc.	980	95,844

T.G.C. Industries, Inc.	1,260	9,286

Tesco Corp.*	2,340	40,201

TETRA Technologies, Inc.*	3,710	48,119

Vantage Drilling Co.*	7,760	13,813

Willbros Group, Inc.*	3,528	34,433

		$1,826,592

OIL, GAS & CONSUMABLE FUELS – 3.8%

Abraxas Petroleum Corp.*	4,480	12,947

Adams Resources & Energy, Inc.	90	4,659

Alon USA Energy, Inc.	1,924	23,242

Alpha Natural Resources, Inc.#*	11,550	80,850

Amyris, Inc.*	990	2,495

Apco Oil & Gas International, Inc.*	480	7,306

Approach Resources, Inc.#*	2,950	83,042

Arch Coal, Inc.#	10,300	43,672

Athlon Energy, Inc.*	980	32,242

ATP Oil & Gas Corp.*	2,852	58

Berry Petroleum Co.	3,344	159,676

Bill Barrett Corp.#*	3,095	85,639

Bonanza Creek Energy, Inc.*	2,510	126,855

BPZ Resources, Inc.*	3,943	7,925

Callon Petroleum Co.*	2,980	20,353

Carrizo Oil & Gas, Inc.*	3,566	156,333

Clayton Williams Energy, Inc.*	313	24,361

Clean Energy Fuels Corp.#*	6,949	79,149

Cloud Peak Energy, Inc.*	3,370	52,606

Comstock Resources, Inc.	3,070	52,528

Contango Oil & Gas Co.#	658	28,195

Crosstex Energy, Inc.	4,403	135,128

Delek US Holdings, Inc.	3,312	84,622

Diamondback Energy, Inc.*	1,870	96,585

Emerald Oil, Inc.*	2,347	20,419

Endeavour International Corp.#*	2,243	13,323

Energy XXI (Bermuda) Ltd.	4,070	118,274

EPL Oil & Gas, Inc.*	2,170	69,180

Equal Energy Ltd.	4,100	19,434

Evolution Petroleum Corp.*	1,160	13,990

EXCO Resources, Inc.#	11,030	59,672

Forest Oil Corp.*	6,920	32,801

Frontline Ltd.#*	2,000	4,240

Description	Number of Shares	Value

FX Energy, Inc.#*	8,753	$30,460

GasLog Ltd.#	1,170	17,410

Gastar Exploration Ltd.*	5,520	23,846

Goodrich Petroleum Corp.*	2,905	67,948

Green Plains Renewable Energy, Inc.*	970	15,646

Halcon Resources Corp.#*	10,681	55,328

Hallador Energy Co.	1,410	10,857

Isramco, Inc.*	40	5,279

Jones Energy, Inc., Class A*	1,190	19,052

KiOR, Inc.*	1,360	3,169

Knightsbridge Tankers Ltd.	2,663	21,943

Kodiak Oil & Gas Corp.*	25,680	333,070

L&L Energy, Inc.#*	4,530	6,433

Magnum Hunter Resources Corp.*	12,220	87,129

Matador Resources Co.*	2,910	53,573

Midstates Petroleum Co., Inc.#*	1,460	8,234

Miller Energy Resources, Inc.#*	1,970	13,317

Nordic American Tankers Ltd.#	2,178	17,772

Northern Oil & Gas, Inc.*	4,280	70,320

Panhandle Oil & Gas, Inc.	586	19,672

Patriot Coal Corp.*	3,730	474

PDC Energy, Inc.*	1,959	132,840

Penn Virginia Corp.*	3,904	33,223

PetroQuest Energy, Inc.*	2,873	13,561

Quicksilver Resources, Inc.*	7,430	15,900

Renewable Energy Group, Inc.*	3,210	35,021

Rentech, Inc.	17,580	30,062

Resolute Energy Corp.*	3,090	28,984

REX American Resources Corp.*	200	5,768

Rex Energy Corp.*	4,225	90,838

Rosetta Resources, Inc.*	5,888	352,927

Sanchez Energy Corp.#*	1,320	37,633

Scorpio Tankers, Inc.	9,040	104,322

SemGroup Corp.	3,750	226,463

Ship Finance International Ltd.	3,603	59,630

Solazyme, Inc.*	5,730	59,936

Stone Energy Corp.*	2,964	103,325

Swift Energy Co.*	3,450	47,334

Synergy Resources Corp.*	5,830	60,399

Targa Resources Corp.	3,020	234,231

Teekay Tankers Ltd.#	7,768	20,274

Triangle Petroleum Corp.*	4,250	44,923

Uranium Energy Corp.#*	3,940	6,934

Ur-Energy, Inc.*	12,900	13,545

Vaalco Energy, Inc.*	2,387	12,579

W&T Offshore, Inc.	1,960	37,416

Warren Resources, Inc.*	2,930	9,171

Western Refining, Inc.#	4,075	131,500

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Westmoreland Coal Co.*	140	$1,989

		$4,583,461

TOTAL ENERGY		$6,410,053

FINANCIALS – 17.6%

CAPITAL MARKETS – 2.5%

Apollo Investment Corp.	11,932	101,780

Arlington Asset Investment Corp.	670	16,529

BGC Partners, Inc.	11,960	63,627

BlackRock Kelso Capital Corp.	5,090	47,795

Calamos Asset Management, Inc.	1,585	15,565

Capital Southwest Corp.	1,048	34,448

CIFC Corp.*	1,380	10,902

Cohen & Steers, Inc.#	1,973	75,684

Cowen Group, Inc.*	5,765	22,887

Diamond Hill Investment Group, Inc.	360	39,697

Evercore Partners, Inc.	2,923	147,524

FBR & Co.*	557	14,760

Fidus Investment Corp.	570	11,577

Fifth Street Finance Corp.	6,506	66,361

Financial Engines, Inc.	4,530	253,091

FXCM, Inc.	4,390	71,952

GAMCO Investors, Inc.	462	33,038

Garrison Capital, Inc.	1,850	27,251

GFI Group, Inc.	6,051	20,997

Gladstone Capital Corp.	1,822	16,070

Gladstone Investment Corp.	1,367	9,665

Golub Capital BDC, Inc.#	1,490	26,224

Greenhill & Co., Inc.	3,150	161,595

GSV Capital Corp.#*	1,170	17,889

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#*	1,350	16,538

Hercules Technology Growth Capital, Inc.	3,627	56,001

HFF, Inc.	2,610	64,076

Horizon Technology Finance Corp.	850	11,458

ICG Group, Inc.*	1,924	31,380

INTL. FCStone, Inc.*	766	15,672

Investment Technology Group, Inc.*	1,950	31,239

Janus Capital Group, Inc.	7,920	78,170

JMP Group, Inc.	590	3,782

KCAP Financial, Inc.#	1,700	14,331

KCG Holdings, Inc.	1,350	11,799

Ladenburg Thalmann Financial Services, Inc.*	5,250	11,025

Main Street Capital Corp.	2,695	81,928

Manning & Napier, Inc.	1,080	17,928

MCG Capital Corp.	4,950	23,315

Description	Number of Shares	Value

Medallion Financial Corp.	1,311	$19,901

Medley Capital Corp.	140	1,952

MVC Capital, Inc.	2,724	37,673

New Mountain Finance Corp.	790	11,202

NGP Capital Resources Co.	3,107	23,116

Oppenheimer Holdings, Inc.	850	16,856

PennantPark Floating Rate Capital Ltd.#	1,240	16,480

PennantPark Investment Corp.	4,480	50,445

Piper Jaffray Cos.*	890	31,942

Prospect Capital Corp.	14,339	162,604

Pzena Investment Management, Inc.	715	5,141

Safeguard Scientifics, Inc.*	1,135	19,806

Silvercrest Asset Management Group, Inc.*	1,600	23,632

Solar Capital Ltd.	3,520	80,784

Solar Senior Capital Ltd.	790	14,410

Stellus Capital Investment Corp.#	1,110	16,472

Stifel Financial Corp.*	2,996	122,686

SWS Group, Inc.*	1,777	10,005

TCP Capital Corp.	1,890	31,506

Teton Advisors, Inc.#††	10	227

THL Credit, Inc.	800	13,000

TICC Capital Corp.#	3,759	37,590

Triangle Capital Corp.#	1,386	41,247

Virtus Investment Partners, Inc.*	743	151,215

Walter Investment Management Corp.*	1,792	67,684

Westwood Holdings Group, Inc.	880	46,930

WhiteHorse Finance, Inc.	910	14,023

WisdomTree Investments, Inc.*	10,840	150,676

		$2,994,755

COMMERCIAL BANKS – 5.0%

1st Source Corp.	1,188	37,279

1st United Bancorp, Inc.	740	5,654

American National Bankshares, Inc.	490	11,241

Ameris Bancorp*	1,760	32,208

Ames National Corp.	761	17,145

Arrow Financial Corp.#	942	24,313

Bancfirst Corp.	444	24,673

Banco Latinoamericano de Comercio Exterior SA	1,034	27,122

Bancorp, Inc.*	1,540	24,902

BancorpSouth, Inc.	5,180	114,478

Bank of Kentucky Financial Corp.	370	10,660

Bank of Marin Bancorp	310	13,190

Bank of the Ozarks, Inc.	2,522	124,789

Banner Corp.	810	30,991

Bar Harbor Bankshares	400	15,096

BBCN Bancorp, Inc.	4,411	65,415

BNC Bancorp	1,190	15,601

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Boston Private Financial Holdings, Inc.	4,698	$53,510

Bridge Bancorp, Inc.	570	13,161

Bridge Capital Holdings*	300	5,277

Bryn Mawr Bank Corp.	475	13,233

C&F Financial Corp.#	250	13,477

Camden National Corp.	713	28,770

Capital Bank Financial Corp.*	1,750	38,885

Capital City Bank Group, Inc.*	951	11,697

Cardinal Financial Corp.	1,330	21,945

Cathay General Bancorp	4,342	106,943

Center Bancorp, Inc.	1,220	18,251

Centerstate Banks, Inc.	746	7,356

Central Pacific Financial Corp.*	620	11,420

Century Bancorp, Inc.	410	13,325

Chemical Financial Corp.	1,738	50,906

Chemung Financial Corp.	490	17,263

Citizens & Northern Corp.	831	16,421

City Holding Co.#	762	34,671

CNB Financial Corp.	910	18,209

CoBiz Financial, Inc.	1,980	21,483

Columbia Banking System, Inc.	2,289	58,804

Community Bank System, Inc.	2,114	76,759

Community Trust Bancorp, Inc.	928	39,524

CommunityOne Bancorp*	780	8,393

CU BanCorp.#*	940	17,484

Customers Bancorp, Inc.*	1,370	22,947

CVB Financial Corp.	4,614	67,088

Eagle Bancorp, Inc.*	1,474	38,987

Enterprise Bancorp, Inc.	60	1,172

Enterprise Financial Services Corp.	1,260	22,718

Farmers Capital Bank Corp.*	630	12,940

Fidelity Southern Corp.	976	14,897

Financial Institutions, Inc.	873	20,664

First BanCorp*	4,230	23,477

First Bancorp	1,095	16,403

First Bancorp, Inc.	439	7,643

First Busey Corp.	4,391	22,701

First Commonwealth Financial Corp.	5,576	48,455

First Community Bancshares, Inc.	1,301	21,714

First Connecticut Bancorp, Inc.	1,340	19,671

First Financial Bancorp	3,455	53,622

First Financial Bankshares, Inc.#	2,301	141,535

First Financial Corp.	935	32,295

First Financial Holdings, Inc.	1,128	67,601

First Interstate Bancsystem, Inc.	1,240	31,136

First Merchants Corp.	1,795	33,746

First Midwest Bancorp, Inc.	4,041	67,202

First of Long Island Corp.	220	8,657

Description	Number of Shares	Value

First Security Group Inc.*	7,590	$15,408

FirstMerit Corp.	7,982	179,276

FNB Corp.	8,236	103,032

German American Bancorp, Inc.	400	10,872

Glacier Bancorp, Inc.	2,991	82,641

Great Southern Bancorp, Inc.	490	13,759

Guaranty Bancorp	1,244	16,794

Hancock Holding Co.	4,678	153,345

Hanmi Financial Corp.*	1,330	23,248

Heartland Financial USA, Inc.	1,203	31,867

Heritage Commerce Corp.*	2,150	16,749

Heritage Financial Corp.	820	13,227

Heritage Oaks Bancorp*	2,670	18,290

Home BancShares, Inc.	3,064	103,808

HomeTrust Bancshares, Inc.*	1,540	24,871

Horizon Bancorp	580	12,592

Hudson Valley Holding Corp.	1,112	20,561

Iberiabank Corp.	1,494	87,294

Independent Bank Corp.	906	32,507

Independent Bank Group, Inc.*	550	20,752

International Bancshares Corp.	3,072	70,195

Intervest Bancshares Corp.*	50	365

Investors Bancorp, Inc.	1,871	44,361

Lakeland Bancorp, Inc.	1,142	13,019

Lakeland Financial Corp.	1,015	36,124

Macatawa Bank Corp.#*	3,050	14,976

MainSource Financial Group, Inc.	1,360	22,059

MB Financial, Inc.	2,875	85,388

Mercantile Bank Corp.	620	13,541

Merchants Bancshares, Inc.	290	8,694

Metro Bancorp, Inc.*	572	12,206

MetroCorp Bancshares, Inc.	900	12,897

Middleburg Financial Corp.	690	12,641

MidSouth Bancorp, Inc.	820	12,448

MidWestOne Financial Group, Inc.	480	12,682

National Bank Holdings Corp.	1,130	23,730

National Bankshares, Inc.#	200	7,030

National Penn Bancshares, Inc.	6,541	67,830

NBT Bancorp, Inc.	2,230	54,345

NewBridge Bancorp*	2,720	20,291

Northrim BanCorp, Inc.	580	14,558

OFG Bancorp	1,904	28,198

Old National Bancorp	4,881	70,970

OmniAmerican Bancorp, Inc.*	740	16,221

Pacific Continental Corp.	1,340	18,465

Pacific Premier Bancorp, Inc.*	1,340	18,639

PacWest Bancorp	1,746	66,435

Park National Corp.	578	45,789

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Park Sterling Corp.*	3,640	$23,696

Peapack Gladstone Financial Corp.	940	17,240

Penns Woods Bancorp, Inc.	160	8,192

Peoples Bancorp, Inc.	596	13,362

Pinnacle Financial Partners, Inc.*	1,521	47,151

Preferred Bank*	650	12,493

PrivateBancorp, Inc.	3,570	86,965

Prosperity Bancshares, Inc.	3,285	205,148

Renasant Corp.	1,122	32,179

Republic Bancorp, Inc.	827	19,038

S&T Bancorp, Inc.	1,220	29,914

Sandy Spring Bancorp, Inc.	1,397	34,213

Seacoast Banking Corp. of Florida*	7,360	16,781

Sierra Bancorp	516	9,768

Simmons First National Corp.	856	28,025

Southside Bancshares, Inc.	910	24,843

Southwest Bancorp, Inc.*	1,132	18,123

State Bank Financial Corp.	2,320	39,579

StellarOne Corp.	1,393	32,429

Sterling Bancorp	1,347	19,868

Sterling Financial Corp.	2,180	63,133

Suffolk Bancorp*	854	16,696

Sun Bancorp, Inc.*	1,460	4,818

Susquehanna Bancshares, Inc.	9,792	115,399

SY Bancorp, Inc.	530	15,905

Taylor Capital Group, Inc.*	680	15,640

Texas Capital Bancshares, Inc.*	2,238	116,488

Tompkins Financial Corp.	710	35,017

TowneBank#	1,921	27,970

Trico Bancshares	1,093	27,642

Trustmark Corp.	3,988	108,314

UMB Financial Corp.	1,464	86,259

Umpqua Holdings Corp.	6,156	100,774

Union First Market Bankshares Corp.	599	14,448

United Bankshares, Inc.#	2,874	85,013

United Community Banks, Inc.*	2,044	31,866

Univest Corp. of Pennsylvania	853	17,034

Virginia Commerce Bancorp, Inc.*	1,090	17,473

Washington Banking Co.	920	15,649

Washington Trust Bancorp, Inc.	576	18,945

Webster Financial Corp.	4,660	129,967

WesBanco, Inc.	1,416	41,630

West Bancorporation, Inc.	1,097	15,161

Westamerica Bancorporation#	1,823	93,848

Western Alliance Bancorp*	3,511	74,258

Wilshire Bancorp, Inc.	3,780	32,017

Description	Number of Shares	Value

Wintrust Financial Corp.	1,993	$86,715

Yadkin Financial Corp.*	1,060	17,405

		$6,058,676

CONSUMER FINANCE – 0.5%

Cash America International, Inc.	1,686	66,513

Consumer Portfolio Services, Inc.*	3,270	21,974

Credit Acceptance Corp.*	658	77,841

DFC Global Corp.*	3,338	40,390

Ezcorp, Inc.*	3,449	54,253

First Cash Financial Services, Inc.*	2,699	163,263

First Marblehead Corp.*	5,080	4,877

Green Dot Corp.*	1,290	27,683

Imperial Holdings, Inc.*	2,330	13,654

Nelnet, Inc.	1,132	48,257

Nicholas Financial, Inc.	1,080	17,334

Regional Management Corp.*	650	20,807

World Acceptance Corp.#*	944	98,289

		$655,135

DIVERSIFIED FINANCIAL SERVICES – 0.4%

California First National Bancorp	150	2,677

Gain Capital Holdings, Inc.	1,370	14,344

MarketAxess Holdings, Inc.	3,817	248,983

Marlin Business Services Corp.	480	13,234

NewStar Financial, Inc.*	1,174	20,439

PHH Corp.*	3,347	80,495

PICO Holdings, Inc.*	1,290	30,289

Resource America, Inc.	1,290	11,133

		$421,594

INSURANCE – 1.9%

Ambac Financial Group, Inc.*	2,410	48,658

American Equity Investment Life Holding Co.	3,553	74,045

AMERISAFE, Inc.	1,082	41,657

Amtrust Financial Services, Inc.#	2,682	102,882

Argo Group International Holdings Ltd.	1,443	60,577

Baldwin & Lyons, Inc.	1,392	38,043

Citizens, Inc.*	1,867	15,683

CNO Financial Group, Inc.	11,290	175,898

Crawford & Co.	1,767	19,419

Donegal Group, Inc.	940	14,899

Eastern Insurance Holdings, Inc.	630	15,397

eHealth, Inc.*	1,804	76,886

EMC Insurance Group, Inc.	510	17,360

Employers Holdings, Inc.	2,527	75,987

Enstar Group Ltd.*	729	99,093

FBL Financial Group, Inc.	553	24,741

First American Financial Corp.	4,670	120,766

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Global Indemnity PLC*	524	$12,906

Greenlight Capital Re Ltd.*	1,520	46,801

Hallmark Financial Services*	1,837	15,633

HCI Group, Inc.#	970	42,622

Health Insurance Innovations, Inc.*	1,970	23,916

Hilltop Holdings, Inc.*	3,091	53,598

Horace Mann Educators Corp.	2,174	60,220

Independence Holding Co.	400	5,488

Infinity Property & Casualty Corp.	698	47,869

Kansas City Life Insurance Co.	370	16,983

Maiden Holdings Ltd.	2,512	27,506

Meadowbrook Insurance Group, Inc.	4,025	26,726

Montpelier Re Holdings Ltd.	1,944	53,674

National Interstate Corp.	519	13,561

National Western Life Insurance Co.	165	34,320

Navigators Group, Inc.*	716	40,268

OneBeacon Insurance Group Ltd.	2,090	33,356

Phoenix Cos., Inc.*	421	16,238

Platinum Underwriters Holdings Ltd.	1,470	91,419

Primerica, Inc.	3,350	143,883

RLI Corp.	1,336	126,225

Safety Insurance Group, Inc.	1,134	62,018

Selective Insurance Group, Inc.	2,953	77,575

State Auto Financial Corp.	638	12,122

Stewart Information Services Corp.	939	29,409

Symetra Financial Corp.	4,820	90,279

Third Point Reinsurance Ltd.*	1,250	19,500

Tower Group International Ltd.#	4,920	17,860

United Fire Group, Inc.	1,365	43,271

Universal Insurance Holdings, Inc.	2,460	19,286

		$2,326,523

REAL ESTATE INVESTMENT TRUSTS – 5.6%

Acadia Realty Trust	2,495	66,542

AG Mortgage Investment Trust, Inc.	520	8,497

Agree Realty Corp.	979	30,907

Alexander’s, Inc.	236	75,935

Altisource Residential Corp.	1,550	41,183

American Assets Trust, Inc.	1,750	58,257

American Capital Mortgage Investment Corp.	1,670	31,914

American Realty Capital Properties, Inc.#	7,780	103,241

American Residential Properties, Inc.*	980	16,885

AmREIT, Inc.	1,750	30,800

Anworth Mortgage Asset Corp.	4,881	23,966

Apollo Commercial Real Estate Finance, Inc.	3,330	53,646

Apollo Residential Mortgage, Inc.	1,530	23,042

Ares Commercial Real Estate Corp.	1,830	22,747

Armada Hoffler Properties, Inc.	1,420	13,660

Description	Number of Shares	Value

ARMOUR Residential REIT, Inc.	20,340	$83,801

Ashford Hospitality Trust, Inc.	4,410	57,595

Associated Estates Realty Corp.	3,474	53,291

Aviv REIT, Inc.	800	20,320

Campus Crest Communities, Inc.	2,970	29,730

CapLease, Inc.	3,771	32,053

Capstead Mortgage Corp.	4,690	55,483

Cedar Realty Trust, Inc.	3,966	22,646

Chambers Street Properties#	11,590	108,135

Chatham Lodging Trust	1,140	21,500

Chesapeake Lodging Trust	2,380	56,097

Colony Financial, Inc.	2,330	47,136

Coresite Realty Corp.	1,940	62,934

Cousins Properties, Inc.	8,677	98,310

CubeSmart	7,194	131,434

CYS Investments, Inc.	9,360	79,466

DCT Industrial Trust, Inc.	15,895	123,186

DiamondRock Hospitality Co.	10,947	124,686

DuPont Fabros Technology, Inc.#	4,455	110,707

Dynex Capital, Inc.	870	7,517

EastGroup Properties, Inc.	2,924	186,142

Education Realty Trust, Inc.	6,421	58,688

Ellington Residential Mortgage REIT	1,030	16,089

EPR Properties	2,529	129,915

Equity One, Inc.	2,502	60,323

Excel Trust, Inc.	3,390	40,951

FelCor Lodging Trust, Inc.*	8,240	55,373

First Industrial Realty Trust, Inc.	5,672	102,493

First Potomac Realty Trust	1,664	20,451

Franklin Street Properties Corp.	3,377	44,576

Getty Realty Corp.	1,437	27,562

Gladstone Commercial Corp.	1,150	21,735

Glimcher Realty Trust	12,605	129,201

Government Properties Income Trust	1,280	31,296

Gramercy Property Trust, Inc.*	2,850	13,025

Healthcare Realty Trust, Inc.	6,836	164,132

Hersha Hospitality Trust	12,978	73,585

Highwoods Properties, Inc.	5,505	212,493

Hudson Pacific Properties, Inc.	1,030	21,311

Inland Real Estate Corp.	6,835	73,066

Invesco Mortgage Capital, Inc.	6,580	101,661

Investors Real Estate Trust	6,057	52,211

iStar Financial, Inc.*	5,580	70,475

JAVELIN Mortgage Investment Corp.#	740	8,784

Kite Realty Group Trust	7,030	44,992

LaSalle Hotel Properties	5,011	155,592

Lexington Realty Trust	8,941	104,610

LTC Properties, Inc.	2,782	109,750

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Medical Properties Trust, Inc.	9,065	$118,208

Monmouth Real Estate Investment Corp.	1,802	16,614

National Health Investors, Inc.	2,354	147,172

New Residential Investment Corp.	10,580	69,934

New York Mortgage Trust, Inc.#	2,900	18,618

NorthStar Realty Finance Corp.	12,910	120,450

One Liberty Properties, Inc.	1,180	24,945

Parkway Properties, Inc.	2,139	38,737

Pebblebrook Hotel Trust	3,080	93,016

Pennsylvania Real Estate Investment Trust	4,051	73,445

PennyMac Mortgage Investment Trust	1,950	44,987

Physicians Realty Trust	1,520	19,091

Potlatch Corp.	3,531	144,171

PS Business Parks, Inc.	1,639	133,562

RAIT Financial Trust	2,357	17,795

Ramco-Gershenson Properties Trust	3,794	61,690

Redwood Trust, Inc.#	5,539	97,043

Resource Capital Corp.	5,362	32,976

Retail Opportunity Investments Corp.	3,370	49,876

Rexford Industrial Realty, Inc.*	1,380	18,796

RLJ Lodging Trust	5,710	144,235

Rouse Properties, Inc.#	1,520	30,734

Sabra Health Care REIT, Inc.	2,653	71,366

Saul Centers, Inc.	1,128	53,016

Select Income REIT	1,070	29,479

Silver Bay Realty Trust Corp.#	1,669	25,803

Sovran Self Storage, Inc.	2,577	197,115

STAG Industrial, Inc.	1,720	35,965

Strategic Hotels & Resorts, Inc.*	16,690	145,203

Summit Hotel Properties, Inc.	4,370	40,160

Sun Communities, Inc.	3,531	157,377

Sunstone Hotel Investors, Inc.*	8,494	112,546

Terreno Realty Corp.	1,530	27,203

UMH Properties, Inc.	410	4,125

Universal Health Realty Income Trust	597	26,220

Urstadt Biddle Properties, Inc.	1,065	21,023

Washington Real Estate Investment Trust	3,652	95,719

Western Asset Mortgage Capital Corp.	2,630	42,369

Whitestone REIT	1,480	20,409

Winthrop Realty Trust	2,820	33,191

ZAIS Financial Corp.	840	14,616

		$6,726,731

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.4%

Alexander & Baldwin, Inc.*	2,540	93,980

AV Homes, Inc.*	512	9,779

Consolidated-Tomoka Land Co.	290	10,881

Description	Number of Shares	Value

Forestar Group, Inc.*	2,258	$50,421

Kennedy-Wilson Holdings, Inc.	2,680	53,707

Tejon Ranch Co.*	1,398	51,754

Thomas Properties Group, Inc.	1,940	13,192

Zillow, Inc.#*	2,170	172,797

		$456,511

THRIFTS & MORTGAGE FINANCE – 1.3%

Astoria Financial Corp.	4,080	53,897

Banc of California, Inc.	500	7,055

Bank Mutual Corp.	3,500	22,260

BankFinancial Corp.	1,681	15,616

BBX Capital Corp.*	1,100	14,509

Beneficial Mutual Bancorp, Inc.*	3,030	29,542

Berkshire Hills Bancorp, Inc.	951	24,127

BofI Holding, Inc.*	1,300	78,546

Brookline Bancorp, Inc.	1,118	9,917

Capitol Federal Financial, Inc.	7,360	93,251

Charter Financial Corp.	1,446	15,675

Clifton Savings Bancorp, Inc.	1,090	13,767

Dime Community Bancshares, Inc.	1,703	27,861

Doral Financial Corp.	884	14,940

ESB Financial Corp.	1,872	24,916

ESSA Bancorp, Inc.	70	767

EverBank Financial Corp.	1,940	29,333

Federal Agricultural Mortgage Corp.	340	12,135

First Defiance Financial Corp.	550	14,201

First Financial Northwest, Inc.	990	10,732

Flagstar Bancorp, Inc.*	1,350	21,884

Flushing Financial Corp.	1,594	32,023

Fox Chase Bancorp, Inc.	980	16,925

Franklin Financial Corp.	620	11,699

Hingham Institution for Savings	230	16,726

Home Bancorp, Inc.*	710	12,901

Home Federal Bancorp, Inc.	653	10,180

Home Loan Servicing Solutions Ltd.	4,640	109,550

HomeStreet, Inc.	280	5,326

Kearny Financial Corp.*	19	200

Meridian Interstate Bancorp, Inc.*	220	5,223

Meta Financial Group, Inc.	530	19,727

MGIC Investment Corp.*	23,855	194,180

NASB Financial, Inc.#*	630	16,223

Northfield Bancorp, Inc.	3,745	48,423

Northwest Bancshares, Inc.	2,958	41,382

OceanFirst Financial Corp.	758	13,333

Oritani Financial Corp.	2,960	48,011

PennyMac Financial Services, Inc.	870	14,007

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	51

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Provident Financial Holdings, Inc.	550	$8,338

Provident Financial Services, Inc.	1,645	30,827

Provident New York Bancorp	1,954	22,901

Radian Group, Inc.#	10,636	154,967

Rockville Financial, Inc.	1,562	20,540

Roma Financial Corp.*	100	1,946

Territorial Bancorp, Inc.	730	15,921

Tree.com, Inc.	700	20,657

TrustCo Bank Corp.	8,150	54,768

United Community Financial Corp.*	3,600	14,400

United Financial Bancorp, Inc.	1,410	22,109

ViewPoint Financial Group, Inc.	1,721	37,535

Walker & Dunlop, Inc.*	510	6,620

Westfield Financial, Inc.	714	5,148

WSFS Financial Corp.	448	31,364

		$1,599,011

TOTAL FINANCIALS		$21,238,936

HEALTH CARE – 14.5%

BIOTECHNOLOGY – 4.5%

ACADIA Pharmaceuticals, Inc.#*	6,770	153,882

Achillion Pharmaceuticals, Inc.*	12,150	30,496

Acorda Therapeutics, Inc.*	3,723	113,961

Aegerion Pharmaceuticals, Inc.*	2,870	237,693

Agios Pharmaceuticals, Inc.#*	720	16,675

Alnylam Pharmaceuticals, Inc.*	5,510	317,431

AMAG Pharmaceuticals, Inc.*	1,810	48,834

Amicus Therapeutics, Inc.#*	90	191

Anacor Pharmaceuticals, Inc.#*	1,700	22,117

Arena Pharmaceuticals, Inc.#*	19,810	86,966

Arqule, Inc.*	3,040	6,840

Array BioPharma, Inc.*	12,253	61,510

AVEO Pharmaceuticals, Inc.*	1,390	2,877

Biotime, Inc.*	4,930	17,896

Bluebird Bio, Inc.*	1,210	25,712

Celldex Therapeutics, Inc.*	7,333	167,999

Cepheid, Inc.#*	6,587	268,223

Chelsea Therapeutics International Ltd.*	5,410	15,310

ChemoCentryx, Inc.#*	1,310	6,484

Chimerix, Inc.*	2,140	32,421

Clovis Oncology, Inc.*	1,610	82,287

Coronado Biosciences, Inc.#*	1,460	2,438

Curis, Inc.#*	7,270	29,007

Cytokinetics, Inc.#*	2,700	16,227

Cytori Therapeutics, Inc.#*	2,187	4,505

Dendreon Corp.#*	11,580	29,761

Durata Therapeutics, Inc.#*	1,920	18,586

Description	Number of Shares	Value

Dyax Corp.*	10,111	$83,112

Dynavax Technologies Corp.*	21,410	26,334

Emergent Biosolutions, Inc.*	2,141	41,814

Enanta Pharmaceuticals, Inc.*	1,340	26,746

Enzon Pharmaceuticals, Inc.	1,860	2,753

Epizyme, Inc.#*	490	18,777

Esperion Therapeutics, Inc.*	1,440	22,565

Exact Sciences Corp.*	7,330	80,777

Exelixis, Inc.#*	17,372	85,644

Galena Biopharma, Inc.#*	7,360	16,413

Genomic Health, Inc.#*	2,150	64,328

Geron Corp.*	7,057	27,875

GTx, Inc.*	9,050	15,476

Halozyme Therapeutics, Inc.#*	8,401	97,872

Hyperion Therapeutics, Inc.*	650	13,020

Idenix Pharmaceuticals, Inc.#*	6,772	22,280

ImmunoGen, Inc.*	6,948	114,364

Immunomedics, Inc.#*	5,690	21,565

Infinity Pharmaceuticals, Inc.*	4,980	67,479

Insmed, Inc.#*	4,180	59,523

Insys Therapeutics, Inc.*	490	19,546

Intercept Pharmaceuticals, Inc.*	620	33,629

InterMune, Inc.*	7,276	102,519

Intrexon Corp.*	860	18,232

Ironwood Pharmaceuticals, Inc.#*	6,800	65,348

Isis Pharmaceuticals, Inc.*	10,782	358,717

KaloBios Pharmaceuticals, Inc.*	5,710	22,897

Keryx Biopharmaceuticals, Inc.#*	7,900	81,765

KYTHERA Biopharmaceuticals, Inc.*	1,220	54,546

Lexicon Pharmaceuticals, Inc.*	16,500	39,600

Ligand Pharmaceuticals, Inc.*	1,725	89,286

MannKind Corp.#*	14,837	72,553

MEI Pharma, Inc.*	2,390	19,168

Merrimack Pharmaceuticals, Inc.#*	9,360	25,085

MiMedx Group, Inc.#*	7,370	39,061

Momenta Pharmaceuticals, Inc.*	4,560	74,738

Nanosphere, Inc.*	8,570	16,712

Neurocrine Biosciences, Inc.*	4,837	45,661

NewLink Genetics Corp.*	1,400	23,450

Novavax, Inc.*	10,623	32,931

NPS Pharmaceuticals, Inc.*	8,462	243,536

OncoGenex Pharmaceutical, Inc.#*	1,200	8,436

Onconova Therapeutics, Inc.*	1,180	18,573

Opko Health, Inc.#*	17,090	171,242

Orexigen Therapeutics, Inc.#*	6,845	33,404

Osiris Therapeutics, Inc.#*	1,764	23,479

OvaScience, Inc.*	1,790	17,309

PDL BioPharma, Inc.#	14,026	113,470

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Portola Pharmaceuticals, Inc.*	660	$14,619

Progenics Pharmaceuticals, Inc.*	5,326	19,387

Prothena Corp. PLC*	1,260	30,290

PTC Therapeutics, Inc.*	1,270	22,847

Puma Biotechnology, Inc.*	2,220	85,048

Raptor Pharmaceutical Corp.#*	5,790	83,260

Receptos, Inc.*	690	17,636

Repligen Corp.*	3,990	43,651

Rigel Pharmaceuticals, Inc.*	3,111	9,613

Sangamo Biosciences, Inc.#*	6,205	58,141

Sarepta Therapeutics, Inc.#*	3,020	117,599

SIGA Technologies, Inc.#*	1,840	6,311

Spectrum Pharmaceuticals, Inc.#	2,850	24,482

Stemline Therapeutics, Inc.*	480	13,358

Sunesis Pharmaceuticals, Inc.#*	4,130	20,691

Synageva BioPharma Corp.#*	1,620	82,296

Synergy Pharmaceuticals, Inc.#*	6,170	24,927

Synta Pharmaceuticals Corp.#*	2,000	9,080

Targacept, Inc.*	60	285

TESARO, Inc.*	960	36,960

Tetraphase Pharmaceuticals, Inc.*	1,770	22,178

Threshold Pharmaceuticals, Inc.*	5,060	21,960

Vanda Pharmaceuticals, Inc.#*	2,620	18,759

Verastem, Inc.*	1,300	13,000

Vical, Inc.*	1,980	2,475

XOMA Corp.#*	7,450	33,600

ZIOPHARM Oncology, Inc.#*	7,320	25,913

		$5,448,305

HEALTH CARE EQUIPMENT & SUPPLIES – 4.1%

Abaxis, Inc.	2,321	82,929

ABIOMED, Inc.*	3,872	92,851

Accuray, Inc.#*	8,742	59,008

Align Technology, Inc.*	7,111	405,754

Alphatec Holdings, Inc.*	8,380	15,252

Analogic Corp.	748	68,988

AngioDynamics, Inc.*	989	15,547

Anika Therapeutics, Inc.*	970	28,974

Antares Pharma, Inc.#*	7,950	31,800

ArthroCare Corp.*	2,470	92,477

AtriCure, Inc.*	2,380	32,963

Atrion Corp.	170	45,421

Biolase, Inc.*	482	901

Cantel Medical Corp.	2,999	105,265

Cardiovascular Systems, Inc.*	2,040	61,914

Cerus Corp.*	8,860	55,907

CONMED Corp.	1,253	45,446

Description	Number of Shares	Value

CryoLife, Inc.	1,550	$13,934

Cyberonics, Inc.*	2,590	149,598

Cynosure, Inc.*	975	21,070

Derma Sciences, Inc.*	930	10,760

DexCom, Inc.*	6,513	187,118

Endologix, Inc.*	5,930	107,155

Exactech, Inc.*	622	14,119

GenMark Diagnostics, Inc.*	3,020	36,542

Globus Medical, Inc.*	5,300	101,760

Greatbatch, Inc.*	981	37,396

Haemonetics Corp.*	5,170	209,695

HeartWare International, Inc.*	1,570	113,919

ICU Medical, Inc.*	847	52,345

Insulet Corp.*	4,931	192,408

Integra LifeSciences Holdings Corp.*	897	41,065

Invacare Corp.	1,684	36,155

MAKO Surgical Corp.*	3,840	114,470

Masimo Corp.	5,531	141,704

Meridian Bioscience, Inc.	4,384	108,372

Merit Medical Systems, Inc.*	2,560	40,934

Natus Medical, Inc.*	2,423	47,806

Navidea Biopharmaceuticals, Inc.*	4,930	9,860

Neogen Corp.*	3,410	157,587

NuVasive, Inc.*	2,830	89,937

NxStage Medical, Inc.*	6,061	80,429

OraSure Technologies, Inc.*	3,017	19,671

Orthofix International NV*	1,521	31,165

PhotoMedex, Inc.#*	670	8,469

Quidel Corp.#*	2,907	71,803

Rochester Medical Corp.*	780	15,584

Rockwell Medical, Inc.#*	3,150	36,288

RTI Surgical, Inc.*	4,370	12,192

Solta Medical, Inc.*	3,890	7,197

Spectranetics Corp.*	4,028	84,145

Staar Surgical Co.*	2,580	34,159

STERIS Corp.	6,260	282,889

SurModics, Inc.*	1,650	38,907

Symmetry Medical, Inc.*	168	1,361

TearLab Corp.*	3,130	32,646

Thoratec Corp.*	5,810	250,934

Tornier NV*	1,880	40,439

Unilife Corp.#*	9,460	28,664

Utah Medical Products, Inc.	300	16,698

Vascular Solutions, Inc.*	2,120	41,594

Volcano Corp.*	5,119	98,131

West Pharmaceutical Services, Inc.	7,190	347,637

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	53

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Wright Medical Group, Inc.*	1,920	$52,166

Zeltiq Aesthetics, Inc.*	1,960	25,421

		$4,935,695

HEALTH CARE PROVIDERS & SERVICES – 2.7%

Acadia Healthcare Co., Inc.*	3,210	139,186

Accretive Health, Inc.#*	7,330	60,546

Addus HomeCare Corp.*	610	15,768

Air Methods Corp. #	3,893	170,202

Almost Family, Inc.	1,148	22,076

Amedisys, Inc.*	1,516	24,680

AMN Healthcare Services, Inc.*	3,378	41,887

Amsurg Corp.*	1,610	69,053

Bio-Reference Labs, Inc.#*	2,508	81,284

BioScrip, Inc.*	4,050	28,390

Capital Senior Living Corp.*	3,018	66,939

Centene Corp.*	4,897	275,016

Chemed Corp. #	1,715	116,311

Chindex International, Inc.*	861	14,491

Corvel Corp.*	1,170	48,672

Cross Country Healthcare, Inc.*	884	5,251

Emeritus Corp.*	4,116	78,863

Ensign Group, Inc.	1,319	56,163

ExamWorks Group, Inc.*	2,960	76,516

Five Star Quality Care, Inc.*	2,940	14,906

Gentiva Health Services, Inc.*	2,977	34,087

Hanger, Inc.*	2,053	75,345

HealthSouth Corp.*	7,354	258,199

Healthways, Inc.*	3,750	36,113

HMS Holdings Corp.*	7,967	168,343

IPC The Hospitalist Co., Inc.*	1,770	96,978

Kindred Healthcare, Inc.*	2,485	34,492

Landauer, Inc.	1,186	57,402

LHC Group, Inc.*	547	11,268

Magellan Health Services, Inc.*	1,375	80,713

Molina Healthcare, Inc.*	2,742	86,757

MWI Veterinary Supply, Inc.*	1,190	188,782

National Healthcare Corp.	700	33,866

National Research Corp.*	630	11,050

Owens & Minor, Inc.	3,446	128,949

PharMerica Corp.*	2,479	36,590

Providence Service Corp.*	1,060	31,683

Select Medical Holdings Corp.	3,720	31,546

Skilled Healthcare Group, Inc.*	649	2,765

Team Health Holdings, Inc.*	6,330	274,975

Triple-S Management Corp.*	941	16,759

U.S. Physical Therapy, Inc.	1,202	38,368

Universal American Corp.	3,043	22,579

Description	Number of Shares	Value

USMD Holdings, Inc.#*	240	$6,679

WellCare Health Plans, Inc.*	2,350	156,698

		$3,327,186

HEALTH CARE TECHNOLOGY – 1.1%

athenahealth, Inc.#*	3,570	476,631

Computer Programs & Systems, Inc.	1,293	73,753

Greenway Medical Technologies*	740	15,059

HealthStream, Inc.*	1,870	66,796

MedAssets, Inc.*	5,559	128,024

Medidata Solutions, Inc.*	2,630	290,115

Merge Healthcare, Inc.*	11,150	28,321

Omnicell, Inc.*	3,098	71,471

Quality Systems, Inc.	3,896	88,907

Vocera Communications, Inc.*	2,700	45,441

		$1,284,518

LIFE SCIENCES TOOLS & SERVICES – 0.5%

Accelerate Diagnostics, Inc.#*	1,300	16,666

Affymetrix, Inc.*	3,494	24,703

Albany Molecular Research, Inc.*	1,610	21,091

Cambrex Corp.*	2,284	38,417

Fluidigm Corp.*	2,180	68,670

Furiex Pharmaceuticals, Inc.*	990	38,709

Harvard Bioscience, Inc.*	650	3,829

Luminex Corp.*	4,358	84,981

NeoGenomics, Inc.*	5,920	21,549

Pacific Biosciences of California, Inc.*	1,160	4,768

PAREXEL International Corp.*	5,649	258,216

Sequenom, Inc.#*	14,902	28,612

		$610,211

PHARMACEUTICALS – 1.6%

AcelRx Pharmaceuticals, Inc.#*	1,790	12,029

Akorn, Inc.*	5,360	109,558

Ampio Pharmaceuticals, Inc.#*	3,220	28,465

Aratana Therapeutics, Inc.*	1,070	21,357

Auxilium Pharmaceuticals, Inc.*	4,971	85,551

AVANIR Pharmaceuticals, Inc.*	16,460	66,663

BioDelivery Sciences International, Inc.*	2,450	12,862

Cadence Pharmaceuticals, Inc.*	7,119	35,097

Cempra, Inc.*	1,500	17,040

Corcept Therapeutics, Inc.*	490	828

Cornerstone Therapeutics, Inc.*	20	189

Depomed, Inc.*	5,000	36,000

Endocyte, Inc.#*	2,480	25,866

Hi-Tech Pharmacal Co., Inc.	570	24,561

Horizon Pharma, Inc.*	6,380	26,732

Impax Laboratories, Inc.*	3,940	79,824

Lannett Co., Inc.*	1,270	29,985

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Medicines Co.*	5,729	$194,328

Nektar Therapeutics*	9,132	86,845

Omeros Corp.#*	2,690	26,900

Pacira Pharmaceuticals, Inc.#*	2,480	125,265

Pernix Therapeutics Holdings#*	1,740	3,637

Pozen, Inc.*	725	4,557

Questcor Pharmaceuticals, Inc.#	5,049	309,857

Repros Therapeutics, Inc.#*	1,880	33,915

Sagent Pharmaceuticals, Inc.*	1,210	26,245

Santarus, Inc.*	5,000	116,650

Sciclone Pharmaceuticals, Inc.*	2,900	13,717

Sucampo Pharmaceuticals, Inc.*	892	5,530

Supernus Pharmaceuticals, Inc.*	3,500	24,745

TherapeuticsMD, Inc.*	5,250	22,155

ViroPharma, Inc.*	6,534	253,650

Vivus, Inc.#*	9,616	90,294

XenoPort, Inc.#*	2,584	13,514

Zogenix, Inc.*	2,660	7,794

		$1,972,205

TOTAL HEALTH CARE		$17,578,120

INDUSTRIALS – 15.1%

AEROSPACE & DEFENSE – 1.4%

AAR Corp.	2,266	66,348

Aerovironment, Inc.*	824	22,339

American Science & Engineering, Inc.	694	45,651

API Technologies Corp.*	3,490	10,191

Astronics Corp.*	1,474	72,180

Cubic Corp.	998	52,395

Curtiss-Wright Corp.	1,916	95,378

DigitalGlobe, Inc.*	3,907	124,321

Ducommun, Inc.*	760	18,894

Engility Holdings, Inc.*	1,190	36,854

Esterline Technologies Corp.*	1,477	118,396

GenCorp., Inc.#*	4,989	83,815

HEICO Corp.#	6,516	349,127

Innovative Solutions & Support, Inc.	2,190	17,257

KEYW Holding Corp.#*	1,290	14,835

Kratos Defense & Security Solutions, Inc.*	3,161	26,805

LMI Aerospace, Inc.*	657	10,315

Moog, Inc.*	2,386	142,516

National Presto Industries, Inc.#	312	22,012

Orbital Sciences Corp.*	2,951	68,080

Sparton Corp.#*	940	24,807

Taser International, Inc.*	4,951	87,979

Teledyne Technologies, Inc.*	2,564	227,734

		$1,738,229

Description	Number of Shares	Value

AIR FREIGHT & LOGISTICS – 0.5%

Air Transport Services Group, Inc.*	2,530	$18,317

Atlas Air Worldwide Holdings, Inc.*	1,454	53,842

Echo Global Logistics, Inc.*	470	8,653

Forward Air Corp.	3,061	123,909

Hub Group, Inc.*	3,392	124,588

Pacer International, Inc.*	2,385	19,032

Park-Ohio Holdings Corp.*	800	33,128

UTi Worldwide, Inc.	7,390	112,328

XPO Logistics, Inc.#*	2,500	50,450

		$544,247

AIRLINES – 0.7%

Allegiant Travel Co.	1,454	151,609

Hawaiian Holdings, Inc.#*	2,443	20,155

JetBlue Airways Corp.*	12,304	87,235

Republic Airways Holdings, Inc.*	3,621	42,655

SkyWest, Inc.	2,533	38,096

Spirit Airlines, Inc.*	5,670	244,661

US Airways Group, Inc.*	13,846	304,197

		$888,608

BUILDING PRODUCTS – 0.8%

AAON, Inc.	2,607	70,415

Ameresco, Inc.*	770	8,054

American Woodmark Corp.*	615	20,861

Apogee Enterprises, Inc.	1,970	61,622

Builders FirstSource, Inc.*	5,840	43,274

Gibraltar Industries, Inc.*	2,030	32,500

Griffon Corp.	2,619	32,816

Insteel Industries, Inc.	900	14,931

NCI Building Systems, Inc.*	1,752	25,281

Nortek, Inc.*	1,000	70,170

Patrick Industries, Inc.*	630	19,706

PGT, Inc.*	4,190	43,786

Ply Gem Holdings, Inc.*	800	11,920

Quanex Building Products Corp.	1,963	34,902

Simpson Manufacturing Co., Inc.	2,001	70,935

Stock Building Supply Holdings, Inc.*	1,260	19,404

Trex Co., Inc.*	1,599	112,282

Universal Forest Products, Inc.	726	38,420

USG Corp.#*	7,040	192,262

		$923,541

COMMERCIAL SERVICES & SUPPLIES – 2.5%

ABM Industries, Inc.	2,339	64,346

ACCO Brands Corp.*	6,260	36,621

Acorn Energy, Inc.#	1,070	4,023

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ARC Document Solutions, Inc.*	4,238	$26,445

Brink’s Co.	4,110	129,054

Casella Waste Systems, Inc.*	1,870	11,052

Ceco Environmental Corp.#	1,051	18,550

Cenveo, Inc.*	593	1,862

Compx International, Inc.	70	993

Consolidated Graphics, Inc.*	502	32,173

Costa, Inc.*	50	1,006

Courier Corp.	1,194	20,286

Deluxe Corp.	3,955	186,241

Encore Capital Group, Inc.#*	2,215	108,203

EnerNOC, Inc.*	1,694	28,171

Ennis, Inc.	1,079	19,152

G&K Services, Inc.	1,174	73,258

Geo Group, Inc.	5,306	187,143

Healthcare Services Group, Inc.	6,875	188,306

Heritage-Crystal Clean, Inc.*	550	9,719

Herman Miller, Inc.	5,415	164,291

HNI Corp.	4,053	157,459

InnerWorkings, Inc.*	3,370	32,251

Interface, Inc.	5,385	109,046

Intersections, Inc.	40	343

Kimball International, Inc.	2,450	28,665

Knoll, Inc.	3,322	54,547

McGrath RentCorp	1,550	55,289

Mine Safety Appliances Co.	2,663	128,250

Mobile Mini, Inc.*	2,158	77,947

Multi-Color Corp.	681	23,719

NL Industries, Inc.	42	490

Performant Financial Corp.*	940	9,372

Portfolio Recovery Associates, Inc.*	5,007	297,666

Quad/Graphics, Inc.	1,270	44,348

Schawk, Inc.	1,443	21,097

Standard Parking Corp.*	588	15,564

Steelcase, Inc.	4,370	71,624

Sykes Enterprises, Inc.*	2,282	42,719

Team, Inc.*	1,914	71,373

Tetra Tech, Inc.*	3,594	93,911

TRC Cos., Inc.*	320	2,461

UniFirst Corp.	868	89,248

United Stationers, Inc.	2,028	90,124

US Ecology, Inc.	2,384	84,751

Viad Corp.	1,055	28,169

West Corp.	1,040	22,901

		$2,964,229

CONSTRUCTION & ENGINEERING – 0.7%
Aegion Corp.*	2,473	50,696

Description	Number of Shares	Value

Argan, Inc.	810	$18,022

Comfort Systems USA, Inc.	2,191	40,818

Dycom Industries, Inc.*	2,267	67,217

EMCOR Group, Inc.	3,652	135,343

Furmanite Corp.*	2,481	27,911

Granite Construction, Inc.	2,110	68,259

Great Lakes Dredge & Dock Corp.	4,706	38,213

Layne Christensen Co.*	520	10,057

MasTec, Inc.*	6,194	198,022

MYR Group, Inc.*	1,100	29,095

Northwest Pipe Co.*	501	18,051

Orion Marine Group, Inc.*	1,648	20,600

Pike Electric Corp.	1,200	12,972

Primoris Services Corp.	3,300	85,932

Sterling Construction Co., Inc.*	1,705	16,368

Tutor Perini Corp.*	2,661	61,070

		$898,646

ELECTRICAL EQUIPMENT – 1.8%

Acuity Brands, Inc.	3,963	398,321

American Superconductor Corp.*	815	1,777

AZZ, Inc.	2,424	108,838

Belden, Inc.	4,094	275,362

Brady Corp.	1,749	51,053

Capstone Turbine Corp.*	25,640	32,563

Coleman Cable, Inc.	1,320	32,472

Encore Wire Corp.	1,217	60,278

EnerSys, Inc.	3,117	206,813

Enphase Energy, Inc.#*	2,220	16,761

Franklin Electric Co., Inc.	4,422	167,373

FuelCell Energy, Inc.*	7,964	10,672

Generac Holdings, Inc.	4,670	230,465

General Cable Corp.	2,740	90,228

Global Power Equipment Group, Inc.	1,070	21,785

GrafTech International Ltd.*	7,260	64,614

II-VI, Inc.*	2,784	47,495

LSI Industries, Inc.	1,963	18,079

Polypore International, Inc.#*	4,770	215,604

Powell Industries, Inc.*	339	21,299

Power Solutions International, Inc.*	310	18,061

PowerSecure International, Inc.*	2,160	39,053

Preformed Line Products Co.	194	16,300

Revolution Lighting Technologies, Inc.#*	2,690	8,043

Thermon Group Holdings, Inc.*	2,710	63,712

Vicor Corp.#*	689	6,070

		$2,223,091

INDUSTRIAL CONGLOMERATES – 0.2%

Raven Industries, Inc.	3,462	115,492

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Seaboard Corp.	17	$46,410

Standex International Corp.	618	38,013

		$199,915

MACHINERY – 3.5%

Accuride Corp.*	6,660	29,970

Actuant Corp.	3,620	135,967

Alamo Group, Inc.	599	28,267

Albany International Corp.	1,740	64,049

Altra Holdings, Inc.	2,573	78,142

American Railcar Industries, Inc.#	559	22,897

Ampco-Pittsburgh Corp.	556	10,236

Astec Industries, Inc.	1,291	43,649

Barnes Group, Inc.	2,635	93,648

Blount International, Inc.*	4,370	53,227

Briggs & Stratton Corp.	2,318	42,512

Chart Industries, Inc.*	2,949	316,929

CIRCOR International, Inc.	958	70,672

CLARCOR, Inc.	4,808	281,172

Columbus McKinnon Corp.*	1,605	41,746

Commercial Vehicle Group, Inc.*	1,480	11,648

Douglas Dynamics, Inc.	1,430	21,693

Dynamic Materials Corp.	675	14,917

Energy Recovery, Inc.*	2,459	14,361

EnPro Industries, Inc.*	1,507	89,923

ESCO Technologies, Inc.	2,072	74,758

ExOne Co.#*	420	21,559

Federal Signal Corp.*	6,479	88,698

Flow International Corp.*	5,991	23,904

FreightCar America, Inc.	1,033	22,974

Global Brass & Copper Holdings, Inc.*	910	17,044

Gorman-Rupp Co.	1,230	50,110

Graham Corp.	1,265	46,565

Greenbrier Cos., Inc.*	1,160	30,786

Hardinge, Inc.	900	13,311

Hurco Cos., Inc.	510	12,490

Hyster-Yale Materials Handling, Inc.	936	73,420

Hyster-Yale Materials Handling, Inc. Class B	216	16,943

John Bean Technologies Corp.	2,890	78,550

Kadant, Inc.	714	25,561

LB Foster Co.	606	28,331

Lindsay Corp.#	1,228	93,340

Lydall, Inc.*	580	10,568

Manitex International, Inc.*	1,410	18,231

Meritor, Inc.*	4,290	29,472

Middleby Corp.*	1,824	415,234

Miller Industries, Inc.	460	8,620

Mueller Industries, Inc.	2,626	158,322

Description	Number of Shares	Value

Mueller Water Products, Inc.	14,250	$122,123

NN, Inc.	1,760	28,301

Omega Flex, Inc.	150	3,051

PMFG, Inc.*	1,007	7,895

Proto Labs, Inc.#*	1,870	156,818

RBC Bearings, Inc.*	2,107	144,941

Rexnord Corp.*	2,890	67,973

Sun Hydraulics Corp.	2,037	80,828

Tecumseh Products Co.*	1,460	11,388

Tennant Co.	1,721	104,447

Titan International, Inc.	5,085	73,733

Trimas Corp.*	4,310	163,177

Twin Disc, Inc.	493	12,754

Wabash National Corp.*	4,820	56,201

Watts Water Technologies, Inc.	1,544	89,212

Woodward, Inc.	6,821	273,454

Xerium Technologies, Inc.*	1,600	19,184

		$4,239,896

MARINE – 0.1%

International Shipholding Corp.	755	18,739

Matson, Inc.	4,090	110,798

		$129,537

PROFESSIONAL SERVICES – 1.4%

Acacia Research Corp.#	2,990	45,119

Advisory Board Co.*	3,276	224,734

Barrett Business Services, Inc.	490	40,802

CBIZ, Inc.*	2,967	24,211

CDI Corp.	1,603	25,728

Corporate Executive Board Co.	3,060	223,074

CRA International, Inc.*	717	13,659

Exponent, Inc.	917	69,334

Franklin Covey Co.*	350	6,580

FTI Consulting, Inc.*	1,820	73,856

GP Strategies Corp.*	1,510	42,310

Heidrick & Struggles International, Inc.	1,080	20,002

Huron Consulting Group, Inc.*	1,602	93,829

ICF International, Inc.*	1,047	36,247

Insperity, Inc.	2,241	86,659

Kelly Services, Inc.	917	19,129

Kforce, Inc.	2,533	49,875

Korn/Ferry International*	2,724	64,831

Mistras Group, Inc.*	2,080	38,189

National Technical Systems, Inc.*	1,000	22,890

Navigant Consulting, Inc.*	2,102	36,470

Odyssey Marine Exploration, Inc.#*	11,090	24,065

On Assignment, Inc.*	4,425	149,521

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Pendrell Corp.*	5,380	$11,997

Resources Connection, Inc.	2,635	33,623

RPX Corp.*	2,140	38,220

TrueBlue, Inc.*	3,941	97,343

VSE Corp.	336	14,717

WageWorks, Inc.*	2,280	116,759

		$1,743,773

ROAD & RAIL – 0.5%

Arkansas Best Corp.	1,246	34,103

Celadon Group, Inc.	1,638	30,369

Heartland Express, Inc.	5,298	76,079

Knight Transportation, Inc.	3,747	63,587

Marten Transport Ltd.	1,078	19,016

Patriot Transportation Holding, Inc.*	250	9,243

Quality Distribution, Inc.*	1,100	11,308

Roadrunner Transportation Systems, Inc.*	700	18,550

Saia, Inc.*	2,733	88,904

Swift Transportation Co.#*	8,870	193,277

Universal Truckload Services, Inc.*	380	10,131

Werner Enterprises, Inc.	1,871	43,332

YRC Worldwide, Inc.#*	570	5,404

		$603,303

TRADING COMPANIES & DISTRIBUTORS – 1.0%

Aceto Corp.	1,663	26,525

Aircastle Ltd.	4,565	86,142

Applied Industrial Technologies, Inc.	3,240	153,284

Beacon Roofing Supply, Inc.*	4,604	159,805

CAI International, Inc.*	940	20,577

DXP Enterprises, Inc.*	880	80,872

H&E Equipment Services, Inc.	2,995	74,965

Houston Wire & Cable Co.	1,199	16,630

Kaman Corp.	1,912	71,088

Rush Enterprises, Inc.*	2,190	62,678

TAL International Group, Inc.#	2,399	115,896

Textainer Group Holdings Ltd.#	1,324	50,180

Titan Machinery, Inc.#*	1,470	25,931

Watsco, Inc.	2,393	228,029

		$1,172,602

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Wesco Aircraft Holdings, Inc.*	2,010	36,823

TOTAL INDUSTRIALS		$18,306,440

INFORMATION TECHNOLOGY – 19.0%

COMMUNICATIONS EQUIPMENT – 2.1%

ADTRAN, Inc.	4,601	108,031

Alliance Fiber Optic Products, Inc.#	850	15,784

Anaren, Inc.*	521	13,015

Description	Number of Shares	Value

ARRIS Group, Inc.*	10,031	$179,154

Aruba Networks, Inc.*	11,645	218,460

Aviat Networks, Inc.*	3,568	7,350

Bel Fuse, Inc.	1,217	25,606

Black Box Corp.	1,078	26,993

CalAmp Corp.*	3,390	79,767

Calix, Inc.*	2,244	22,821

Ciena Corp.*	9,130	212,455

Comtech Telecommunications Corp.	1,219	36,594

CyrusOne, Inc.	1,240	24,168

Digi International, Inc.*	812	8,185

Emulex Corp.*	6,950	52,334

Extreme Networks*	5,086	27,261

Finisar Corp.*	5,080	116,891

Globecomm Systems, Inc.*	1,116	15,657

Harmonic, Inc.*	4,982	36,418

Infinera Corp.#*	10,016	102,263

InterDigital, Inc.	3,728	144,460

Ixia*	5,305	75,225

KVH Industries, Inc.*	690	9,481

Loral Space & Communications, Inc.	1,221	87,143

NETGEAR, Inc.*	2,427	69,801

Numerex Corp.*	770	9,094

Oplink Communications, Inc.*	811	14,801

Parkervision, Inc.*	11,130	30,496

PC-Tel, Inc.	1,620	14,920

Plantronics, Inc.	3,826	164,288

Procera Networks, Inc.*	1,760	24,904

Ruckus Wireless, Inc.#*	3,160	45,820

ShoreTel, Inc.*	2,830	22,499

Sonus Networks, Inc.*	13,800	41,400

Symmetricom, Inc.*	3,918	28,092

Tellabs, Inc.	10,480	25,571

Tessco Technologies, Inc.	620	21,967

Ubiquiti Networks, Inc.#	1,530	59,027

ViaSat, Inc.*	3,922	259,323

Westell Technologies, Inc.*	3,290	11,811

		$2,489,330

COMPUTERS & PERIPHERALS – 0.5%

Avid Technology, Inc.*	1,087	8,098

Cray, Inc.*	3,330	74,459

Datalink Corp.*	1,120	11,502

Electronics For Imaging, Inc.*	3,318	113,841

Fusion-io, Inc.#*	6,980	75,035

Hutchinson Technology, Inc.*	3,460	12,871

Imation Corp.*	2,508	11,662

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

58	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Immersion Corp.*	2,027	$25,783

QLogic Corp.*	3,430	42,361

Quantum Corp.*	7,940	9,846

Silicon Graphics International Corp.*	4,110	52,485

Super Micro Computer, Inc.*	1,488	20,713

Synaptics, Inc.*	3,453	160,565

		$619,221

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.5%

Aeroflex Holding Corp.*	760	5,890

Agilysys, Inc.*	1,540	18,095

Anixter International, Inc.*	2,085	178,247

Audience, Inc.*	1,230	14,047

Badger Meter, Inc.	1,348	70,109

Benchmark Electronics, Inc.*	2,670	60,689

Checkpoint Systems, Inc.*	1,693	28,815

Cognex Corp.	7,970	249,062

Coherent, Inc.	2,114	139,926

CTS Corp.	2,338	43,534

Daktronics, Inc.	3,008	35,976

DTS, Inc.*	1,787	35,740

Electro Rent Corp.	784	14,222

Electro Scientific Industries, Inc.	1,343	16,089

Fabrinet*	910	15,233

FARO Technologies, Inc.*	1,693	80,418

FEI Co.	3,812	339,573

GSI Group, Inc.*	2,140	21,357

Insight Enterprises, Inc.*	2,730	57,521

InvenSense, Inc.#*	5,280	89,179

Itron, Inc.#*	2,070	88,327

Kemet Corp.*	3,580	20,299

Littelfuse, Inc.	1,925	163,683

Maxwell Technologies, Inc.*	1,618	12,135

Measurement Specialties, Inc.*	1,581	88,109

Mercury Systems, Inc.*	2,865	26,415

Mesa Laboratories, Inc.	210	14,622

Methode Electronics, Inc.	3,227	82,547

MTS Systems Corp.	1,550	101,246

Multi-Fineline Electronix, Inc.*	653	8,757

Neonode, Inc.#*	2,160	11,686

Newport Corp.*	2,832	44,944

OSI Systems, Inc.*	1,739	126,669

Park Electrochemical Corp.	1,152	32,314

PC Connection, Inc.	319	6,377

Plexus Corp.*	1,798	68,827

Radisys Corp.*	2,062	6,227

RealD, Inc.#*	4,730	32,732

Richardson Electronics Ltd.	1,100	12,672

Description	Number of Shares	Value

Rofin-Sinar Technologies, Inc.*	1,723	$45,229

Rogers Corp.*	1,012	61,692

Sanmina Corp.*	5,090	74,110

ScanSource, Inc.*	1,541	59,267

Speed Commerce, Inc.*	5,240	19,231

SYNNEX Corp.*	1,362	83,491

TTM Technologies, Inc.*	2,379	20,816

Uni-Pixel, Inc.#*	960	15,792

Universal Display Corp.*	4,387	139,945

Viasystems Group, Inc.*	20	300

Vishay Precision Group, Inc.*	480	7,872

Zygo Corp.*	1,700	26,248

		$3,016,303

INTERNET SOFTWARE & SERVICES – 3.4%

Active Network, Inc.*	2,810	40,576

Angie’s List, Inc.#*	3,720	52,415

Bankrate, Inc.#*	2,160	36,374

Bazaarvoice, Inc.#*	3,220	30,204

Blucora, Inc.*	3,194	75,474

Brightcove, Inc.*	3,470	52,987

Carbonite, Inc.*	1,390	18,404

ChannelAdvisor Corp.*	590	20,567

comScore, Inc.*	3,345	89,378

Constant Contact, Inc.*	3,373	87,394

Cornerstone OnDemand, Inc.*	3,680	174,322

CoStar Group, Inc.*	2,722	481,767

Cvent, Inc.*	580	17,974

DealerTrack Holdings, Inc.*	3,798	141,665

Demand Media, Inc.*	1,480	7,074

Demandware, Inc.*	1,630	80,603

Dice Holdings, Inc.*	5,110	37,712

Digital River, Inc.*	2,061	36,768

E2open, Inc.#*	1,590	35,775

EarthLink, Inc.	4,880	24,693

eGain Corp.*	1,140	13,087

Envestnet, Inc.*	2,060	74,778

Gogo, Inc.#*	1,180	21,995

Internap Network Services Corp.*	4,475	32,533

IntraLinks Holdings, Inc.*	1,670	17,351

j2 Global, Inc.	4,195	230,641

Limelight Networks, Inc.*	4,342	8,337

Liquidity Services, Inc.#*	2,560	66,842

LivePerson, Inc.*	4,410	41,189

LogMeIn, Inc.*	2,380	76,874

Marchex, Inc.	275	2,453

Marketo, Inc.#*	630	21,269

Millennial Media, Inc.#*	3,360	23,621

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Monster Worldwide, Inc.*	10,080	$43,546

Move, Inc.*	3,820	64,825

NIC, Inc.	6,053	149,025

OpenTable, Inc.#*	2,080	144,518

Perficient, Inc.*	2,246	40,630

QuinStreet, Inc.*	1,450	12,891

RealNetworks, Inc.*	719	5,515

Reis, Inc.*	1,290	23,207

Responsys, Inc.*	4,520	73,857

SciQuest, Inc.*	2,220	48,485

Spark Networks, Inc.*	3,390	24,272

SPS Commerce, Inc.*	1,390	94,729

Stamps.com, Inc.*	1,400	63,616

support.com, Inc.*	7,661	34,168

TechTarget, Inc.*	1,335	6,702

Textura Corp.*	470	18,015

Travelzoo, Inc.*	900	19,377

Tremor Video, Inc.*	2,240	21,594

Trulia, Inc.*	2,538	101,444

United Online, Inc.	4,333	37,437

Unwired Planet, Inc.*	6,333	10,259

ValueClick, Inc.*	6,909	132,722

VistaPrint NV#*	3,400	183,770

Vocus, Inc.*	994	8,598

Web.com Group, Inc.*	3,750	101,063

WebMD Health Corp.*	3,210	113,056

XO Group, Inc.*	2,034	28,232

Xoom Corp.*	830	24,693

Yelp, Inc.*	3,130	212,058

Zix Corp.*	9,150	37,332

		$4,052,732

IT SERVICES – 2.3%

Acxiom Corp.*	4,591	152,559

Blackhawk Network Holdings, Inc.*	2,040	46,634

CACI International, Inc.#*	1,113	80,114

Cardtronics, Inc.*	4,320	169,560

Cass Information Systems, Inc.	578	33,137

CIBER, Inc.*	3,842	12,486

Computer Task Group, Inc.	1,430	24,496

Convergys Corp.	5,840	115,282

CSG Systems International, Inc.*	2,080	57,949

EPAM Systems, Inc.*	2,140	80,186

Euronet Worldwide, Inc.*	5,056	219,430

EVERTEC, Inc.*	1,110	26,041

ExlService Holdings, Inc.*	3,105	89,766

Forrester Research, Inc.	1,335	51,811

Global Cash Access Holdings, Inc.*	2,961	24,576

Description	Number of Shares	Value

Hackett Group, Inc.	1,523	$10,844

Heartland Payment Systems, Inc.#	3,319	134,254

Higher One Holdings, Inc.#*	3,830	30,449

iGATE Corp.*	3,208	102,143

Lionbridge Technologies, Inc.*	7,710	33,616

Luxoft Holding, Inc.	810	23,668

ManTech International Corp.	661	18,468

MAXIMUS, Inc.	6,338	307,076

ModusLink Global Solutions, Inc.*	1,459	6,011

MoneyGram International, Inc.*	1,507	31,813

Planet Payment, Inc.*	8,550	23,256

PRGX Global, Inc.*	1,750	12,565

Sapient Corp.*	10,170	160,788

ServiceSource International, Inc.*	6,220	67,300

Syntel, Inc.	1,485	127,472

TeleTech Holdings, Inc.*	1,218	32,240

Unisys Corp.*	2,851	75,124

Virtusa Corp.*	1,839	57,156

WEX, Inc.*	3,776	352,490

		$2,790,760

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.3%

Advanced Energy Industries, Inc.*	3,392	70,825

Alpha & Omega Semiconductor Ltd.*	1,770	13,027

Ambarella, Inc.*	2,080	42,744

Amkor Technology, Inc.#*	6,054	32,147

ANADIGICS, Inc.*	4,640	9,373

Applied Micro Circuits Corp.*	6,984	81,433

ATMI, Inc.*	1,562	42,705

Axcelis Technologies, Inc.*	11,400	24,738

Brooks Automation, Inc.	4,644	44,768

Cabot Microelectronics Corp.*	1,621	66,283

Cavium, Inc.*	4,774	192,440

Ceva, Inc.*	1,832	26,253

Cirrus Logic, Inc.*	4,450	99,813

Cohu, Inc.	2,163	20,678

Cypress Semiconductor Corp.	13,610	126,301

Diodes, Inc.*	3,335	80,774

DSP Group, Inc.*	1,625	12,106

Entegris, Inc.*	8,500	87,975

Entropic Communications, Inc.*	3,240	13,867

Exar Corp.*	3,780	43,583

FormFactor, Inc.*	2,571	13,421

GSI Technology, Inc.*	440	3,089

GT Advanced Technologies, Inc.#*	12,324	92,430

Hittite Microwave Corp.*	3,208	204,959

Inphi Corp.*	1,560	22,994

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

60	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Integrated Device Technology, Inc.*	7,680	$81,715

Integrated Silicon Solution, Inc.*	2,410	25,980

Intermolecular, Inc.*	140	812

International Rectifier Corp.*	3,550	92,442

Intersil Corp.	6,780	75,665

IXYS Corp.	1,532	17,817

Kopin Corp.*	3,008	11,039

Lattice Semiconductor Corp.*	8,270	42,425

LTX-Credence Corp.*	1,123	6,884

M/A-COM Technology Solutions Holdings, Inc.*	1,040	17,961

MaxLinear, Inc.*	1,510	13,077

Micrel, Inc.	5,246	48,263

Microsemi Corp.*	7,642	192,043

Mindspeed Technologies, Inc.#*	220	636

MKS Instruments, Inc.	2,859	84,741

Monolithic Power Systems, Inc.	3,417	108,797

MoSys, Inc.*	5,350	23,540

Nanometrics, Inc.*	2,470	45,893

NeoPhotonics Corp.*	460	3,261

NVE Corp.*	299	15,958

OmniVision Technologies, Inc.*	3,381	47,368

PDF Solutions, Inc.*	2,690	61,789

Peregrine Semiconductor Corp.#*	1,490	12,129

Pericom Semiconductor Corp.*	513	4,145

Photronics, Inc.*	2,660	22,344

PLX Technology, Inc.*	2,873	17,353

PMC – Sierra, Inc.*	14,990	87,991

Power Integrations, Inc.	2,644	151,871

Rambus, Inc.*	10,270	89,760

RF Micro Devices, Inc.*	26,740	140,385

Rubicon Technology, Inc.#*	702	6,037

Rudolph Technologies, Inc.*	2,417	25,620

Semtech Corp.*	6,200	192,882

Sigma Designs, Inc.*	1,225	6,664

Silicon Image, Inc.*	6,775	35,569

Spansion, Inc.*	3,340	39,980

SunEdison, Inc.*	26,260	244,218

SunPower Corp.#*	4,480	135,251

Supertex, Inc.	670	17,092

Tessera Technologies, Inc.	2,536	48,235

TriQuint Semiconductor, Inc.*	8,495	67,365

Ultra Clean Holdings*	3,020	28,116

Ultratech, Inc.*	2,761	65,684

Veeco Instruments, Inc.*	2,580	75,362

		$4,000,885

SOFTWARE – 4.9%

Accelrys, Inc.*	4,739	44,310

Description	Number of Shares	Value

ACI Worldwide, Inc.*	3,694	$203,613

Actuate Corp.*	2,873	23,013

Advent Software, Inc.	3,074	103,133

American Software, Inc.	3,494	30,572

Aspen Technology, Inc.*	9,110	348,275

AVG Technologies NV*	2,660	53,466

Blackbaud, Inc.	4,182	150,552

Bottomline Technologies, Inc.*	3,777	118,673

BroadSoft, Inc.*	2,620	85,726

Callidus Software, Inc.*	3,920	40,572

CommVault Systems, Inc.*	4,521	353,000

Comverse, Inc.*	1,563	49,360

Digimarc Corp.	1,130	23,798

Ebix, Inc.#	3,358	38,214

Ellie Mae, Inc.*	2,680	77,452

EPIQ Systems, Inc.	1,991	29,785

ePlus, Inc.	210	11,416

Fair Isaac Corp.	3,304	189,253

Fleetmatics Group PLC*	1,870	59,373

Gigamon, Inc.*	850	26,163

Glu Mobile, Inc.#*	7,070	24,038

Guidance Software, Inc.*	680	5,943

Guidewire Software, Inc.*	3,960	200,851

Imperva, Inc.*	2,060	78,980

Infoblox, Inc.*	4,550	202,248

Interactive Intelligence Group, Inc.*	1,423	87,443

Jive Software, Inc.*	5,180	56,410

Manhattan Associates, Inc.*	1,875	199,706

Mentor Graphics Corp.	4,618	101,965

MicroStrategy, Inc.*	929	113,329

Mitek Systems, Inc.#*	3,400	17,986

Monotype Imaging Holdings, Inc.	3,458	97,585

Netscout Systems, Inc.*	3,341	94,617

Pegasystems, Inc.	1,819	69,231

Progress Software Corp.*	3,494	90,704

Proofpoint, Inc.*	1,500	47,460

PROS Holdings, Inc.*	2,166	76,568

PTC, Inc.*	11,727	325,072

QAD, Inc.	607	9,056

QLIK Technologies, Inc.*	8,050	203,987

Qualys, Inc.*	2,060	42,848

Rally Software Development Corp.*	630	16,903

RealPage, Inc.#*	4,440	108,913

Rosetta Stone, Inc.*	750	11,385

Seachange International, Inc.*	1,480	21,001

SS&C Technologies Holdings, Inc.*	5,340	209,862

Synchronoss Technologies, Inc.*	2,649	91,708

Take-Two Interactive Software, Inc.*	7,891	141,328

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	61

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Tangoe, Inc.*	2,140	$40,874

TeleCommunication Systems, Inc.*	7,060	16,097

Telenav, Inc.*	770	5,583

TiVo, Inc.*	9,520	126,521

Tyler Technologies, Inc.*	2,939	284,231

Ultimate Software Group, Inc.*	2,697	416,633

VASCO Data Security International, Inc.*	955	7,172

Verint Systems, Inc.*	4,807	175,552

VirnetX Holding Corp.#*	4,030	87,612

Vringo, Inc.#*	5,130	14,467

		$5,981,588

TOTAL INFORMATION TECHNOLOGY		$22,950,819

MATERIALS – 4.9%

CHEMICALS – 2.4%

A Schulman, Inc.	1,128	37,359

American Pacific Corp.*	850	38,692

American Vanguard Corp.	2,894	75,533

Arabian American Development Co.*	1,710	15,561

Axiall Corp.	3,760	146,226

Balchem Corp.	2,790	159,755

Calgon Carbon Corp.*	5,111	101,964

Chase Corp.	760	22,998

Chemtura Corp.*	9,830	240,835

Ferro Corp.*	6,862	88,039

Flotek Industries, Inc.*	4,430	94,713

FutureFuel Corp.	810	14,102

GSE Holding, Inc.*	1,800	5,076

H.B. Fuller Co.	4,769	228,292

Hawkins, Inc.	940	33,849

Innophos Holdings, Inc.	2,105	105,503

Innospec, Inc.	2,120	97,647

Intrepid Potash, Inc.#	3,850	57,173

KMG Chemicals, Inc.	770	15,385

Koppers Holdings, Inc.	2,244	99,880

Kraton Performance Polymers, Inc.*	980	20,845

Landec Corp.*	2,617	30,645

LSB Industries, Inc.*	1,261	46,304

Marrone Bio Innovations, Inc.*	1,060	18,423

Minerals Technologies, Inc.	1,730	97,970

Olin Corp.	6,635	149,354

OM Group, Inc.*	2,276	77,384

OMNOVA Solutions, Inc.*	4,500	39,150

Penford Corp.*	1,200	16,320

PolyOne Corp.	9,772	296,092

Quaker Chemical Corp.	842	63,916

Sensient Technologies Corp.	3,162	164,835

Stepan Co.	1,488	87,599

Description	Number of Shares	Value

Taminco Corp.#*	800	$15,976

Tredegar Corp.	1,810	52,888

Zep, Inc.	1,904	37,871

Zoltek Cos., Inc.*	1,847	30,845

		$2,924,999

CONSTRUCTION MATERIALS – 0.2%

Headwaters, Inc.*	7,855	68,574

Texas Industries, Inc.*	1,990	106,863

United States Lime & Minerals, Inc.*	246	13,668

US Concrete, Inc.*	990	21,632

		$210,737

CONTAINERS & PACKAGING – 0.3%

AEP Industries, Inc.*	517	30,720

Berry Plastics Group, Inc.*	4,940	99,195

Graphic Packaging Holding Co.*	19,030	159,852

Myers Industries, Inc.	1,732	30,864

UFP Technologies, Inc.*	580	13,369

		$334,000

METALS & MINING – 1.1%

AK Steel Holding Corp.#*	4,290	18,876

Allied Nevada Gold Corp.#*	4,290	17,503

AM Castle & Co.*	250	3,577

AMCOL International Corp.	1,680	53,894

Century Aluminum Co.*	2,020	17,534

Coeur Mining, Inc.*	6,320	77,167

Commercial Metals Co.	6,720	123,379

General Moly, Inc.*	2,460	4,034

Globe Specialty Metals, Inc.	3,750	65,775

Gold Reserve, Inc.#*	2,870	9,919

Gold Resource Corp.	4,370	22,680

Handy & Harman Ltd.*	730	16,856

Haynes International, Inc.	574	30,939

Hecla Mining Co.	16,048	50,070

Horsehead Holding Corp.*	2,628	38,132

Kaiser Aluminum Corp.	1,001	67,517

Materion Corp.	2,062	61,468

Midway Gold Corp.*	9,790	9,203

Molycorp, Inc.#*	5,140	26,060

Noranda Aluminum Holding Corp.	870	2,366

Olympic Steel, Inc.	625	17,106

Paramount Gold & Silver Corp.*	18,720	22,651

RTI International Metals, Inc.*	1,572	53,291

Schnitzer Steel Industries, Inc.	1,420	41,237

Stillwater Mining Co.*	5,864	63,976

SunCoke Energy, Inc.*	2,830	56,600

Universal Stainless & Alloy Products, Inc.*	746	24,111

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

62	PORTFOLIOS OF INVESTMENTS

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

US Silica Holdings, Inc.#	2,370	$82,523

Walter Energy, Inc.#	5,080	80,721

Worthington Industries, Inc.	4,979	201,849

		$1,361,014

PAPER & FOREST PRODUCTS – 0.9%

Boise Cascade Co.*	880	22,537

Clearwater Paper Corp.*	1,884	98,382

Deltic Timber Corp.	765	48,868

KapStone Paper & Packaging Corp.	4,140	215,114

Louisiana-Pacific Corp.*	12,516	212,897

Neenah Paper, Inc.	891	36,656

PH Glatfelter Co.	3,723	97,543

Resolute Forest Products, Inc.*	5,160	82,508

Schweitzer-Mauduit International, Inc.	2,908	179,947

Wausau Paper Corp.	5,170	60,489

		$1,054,941

TOTAL MATERIALS		$5,885,691

TELECOMMUNICATION SERVICES – 0.8%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%

8x8, Inc.*	7,210	82,627

Atlantic Tele-Network, Inc.	1,170	64,841

Cbeyond, Inc.*	2,039	13,131

Cincinnati Bell, Inc.*	12,380	35,407

Cogent Communications Group, Inc.	4,323	151,867

Consolidated Communications Holdings, Inc.	4,772	88,902

Fairpoint Communications, Inc.#*	1,780	16,625

General Communication, Inc.*	1,642	15,615

Hawaiian Telcom Holdco, Inc.*	550	14,619

HickoryTech Corp.	2,470	33,049

IDT Corp.	1,300	28,457

inContact, Inc.*	4,410	33,472

Inteliquent, Inc.	1,350	17,348

Iridium Communications, Inc.#*	1,760	10,613

Lumos Networks Corp.	1,737	38,231

magicJack VocalTec Ltd.*	2,040	23,011

ORBCOMM, Inc.*	2,560	15,437

Premiere Global Services, Inc.*	2,460	22,165

PTGi Holding, Inc.	1,110	3,907

Straight Path Communications, Inc.*	165	901

Towerstream Corp.*	3,390	8,136

Vonage Holdings Corp.*	5,900	22,007

		$740,368

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

Boingo Wireless, Inc.#*	1,190	8,068

Leap Wireless International, Inc.*	4,140	66,654

NII Holdings, Inc.#*	10,100	34,744

Description	Number of Shares	Value

NTELOS Holdings Corp.	1,647	$31,359

Shenandoah Telecommunications Co.	1,416	39,266

USA Mobility, Inc.	1,488	22,201

		$202,292

TOTAL TELECOMMUNICATION SERVICES		$942,660

UTILITIES – 2.3%

ELECTRIC UTILITIES – 1.0%

ALLETE, Inc.	2,396	121,070

Cleco Corp.	3,575	165,665

El Paso Electric Co.	2,300	80,891

Empire District Electric Co.	2,786	62,657

IDACORP, Inc.	2,872	148,195

MGE Energy, Inc.	1,599	90,040

NRG Yield, Inc., Class A*	960	34,003

Otter Tail Corp.	1,520	45,342

PNM Resources, Inc.	4,367	104,459

Portland General Electric Co.	4,487	128,777

UIL Holdings Corp.	2,836	109,243

Unitil Corp.	730	22,061

UNS Energy Corp.	2,375	117,515

		$1,229,918

GAS UTILITIES – 0.7%

Chesapeake Utilities Corp.	570	31,014

Delta Natural Gas Co., Inc.	330	7,366

Laclede Group, Inc.	1,688	79,454

New Jersey Resources Corp.	2,447	112,635

Northwest Natural Gas Co.	1,648	71,573

Piedmont Natural Gas Co., Inc.	4,314	147,280

South Jersey Industries, Inc.	2,131	126,901

Southwest Gas Corp.	2,198	119,263

WGL Holdings, Inc.	3,360	151,234

		$846,720

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%

Atlantic Power Corp.#	3,710	16,658

Dynegy, Inc.*	5,620	109,197

Genie Energy Ltd.	1,200	12,396

Ormat Technologies, Inc.	850	22,160

		$160,411

MULTI-UTILITIES – 0.3%

Avista Corp.	3,668	101,934

Black Hills Corp.	2,908	147,494

NorthWestern Corp.	1,909	87,509

		$336,937

WATER UTILITIES – 0.2%

American States Water Co.	2,134	60,776

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	63

      Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Artesian Resources Corp.	630	$14,427

California Water Service Group	2,380	51,884

Connecticut Water Service, Inc.	363	11,634

Consolidated Water Co. Ltd.	907	13,641

Middlesex Water Co.	991	20,543

Pure Cycle Corp.#*	3,800	25,384

SJW Corp.	968	27,327

York Water Co.	1,140	23,609

		$249,225

TOTAL UTILITIES		$2,823,211

TOTAL COMMON STOCKS
(COST $96,735,030)		$119,090,473

INVESTMENT COMPANIES – 1.4%

EQUITY FUNDS – 1.4%

Firsthand Technology Value Fund, Inc.*	620	14,452

iShares Russell 2000 Index Fund#	15,200	1,660,296

TOTAL EQUITY FUNDS		$1,674,748

TOTAL INVESTMENT COMPANIES
(COST $1,471,720)		$1,674,748

MONEY MARKET FUND – 14.2%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	17,124,483	17,124,483

TOTAL MONEY MARKET FUND
(COST $17,124,483)		$17,124,483

RIGHTS – 0.0%**

Caesars Entertainment Corp.	1,890	3,893

Clinical Data, Inc.*††	845	—

Cubist Pharmaceuticals, Inc.*	3,645	7,035

Trius Therapeutics CVR, Inc.*	1,740	—

TOTAL RIGHTS
(COST $6,302)		$10,928

WARRANTS – 0.0%**

Magnum Hunter Corp.	1,281	—

Tejon Ranch Co.	118	631

Vector Group ††	3,960	—

TOTAL WARRANTS
(COST $702)		$631

TOTAL INVESTMENTS IN SECURITIES – 114.1%
(COST $115,338,237)		$137,901,263

	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 8.4%

REPURCHASE AGREEMENTS – 8.4%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $2,398,204, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $2,446,161.	$2,398,197	2,398,197

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $2,398,205, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $2,446,161.	2,398,197	2,398,197

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $2,398,203, collateralized by U.S. Government Securities 7.00% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $2,446,173.	2,398,197	2,398,197

Mizuho Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $2,398,204, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/15/13 to 04/01/43; total market value of $2,446,165.	2,398,197	2,398,197

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $504,863, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $514,959.	504,862	504,862

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $10,097,650)		$10,097,650

TOTAL INVESTMENTS – 122.5%
(COST $125,435,887)		$147,998,913

COLLATERAL FOR SECURITIES ON LOAN – (8.4%)		(10,097,650)

OTHER LIABILITIES LESS ASSETS – (14.1%)		(17,054,772)

TOTAL NET ASSETS – 100.0%		$120,846,491

Cost of investments for Federal income tax purposes is $126,679,238. The net unrealized appreciation/(depreciation) of investments was $21,319,675. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $24,400,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,080,964.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

64	PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$119,090,473	$—	$—	$119,090,473
Investment Companies	1,674,748	—	—	1,674,748
Money Market Fund	17,124,483	—	—	17,124,483
Rights	7,035	3,893	—	10,928
Warrants	631	—	—	631
Repurchase Agreements	—	10,097,650	—	10,097,650

Total	$137,897,370	$10,101,543	$—	$147,998,913

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

65

NOTES TO PORTFOLIOS OF INVESTMENTS

^	7-Day net yield.
§	Affiliated company. See Note 4 in Notes to Financial Statements.
††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2013, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Large Cap Strategy Fund	$—	0.0%	**
Wilmington Small Cap Strategy Fund	227	0.0%	**

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

66	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2013 (unaudited)	Wilmington Large-Cap Growth Fund		Wilmington Large-Cap Strategy Fund		Wilmington Large-Cap Value Fund
ASSETS:
Investments, at identified cost	$39,305,941		$257,038,867		$86,755,190

Investments in securities, at value (Including $1,192,092, $4,486,917 and $0 of securities on loan, respectively) (Note 2)	62,642,073		410,622,175	(a)	108,374,002
Income receivable	20,112		365,237		107,698
Receivable for shares sold	11,225		292,767		98,319
Receivable for investments sold	2,475,642		9,594,921		—
Other assets	11,085		6,148		7,948

TOTAL ASSETS	65,160,137		420,881,248		108,587,967

LIABILITIES:
Payable to custodian	12,082		3,174,635		2,282
Payable for investments purchased	24,684		5,353,358		—
Collateral for securities on loan	1,323,332		4,746,261		—
Payable for shares redeemed	98,497		1,543,857		62,625
Payable for distribution services fee	3,887		—		1,283
Payable for shareholder services fee	3,086		—		11,948
Other accrued expenses	72,124		87,987		93,326

TOTAL LIABILITIES	1,537,692		14,906,098		171,464

NET ASSETS	$63,622,445		$405,975,150		$108,416,503

NET ASSETS CONSIST OF:

Paid-in capital	$50,120,705		$279,091,600		$91,359,165
Undistributed (distributions in excess of) net investment income	375,706		782,914		106,603
Accumulated net realized gain (loss) on investments	(10,210,098)		(27,482,672)		(4,668,077)
Net unrealized appreciation (depreciation) of investments	23,336,132		153,583,308		21,618,812

TOTAL NET ASSETS	$63,622,445		$405,975,150		$108,416,503

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$18,633,646		$—		$6,105,025

Shares outstanding (unlimited shares authorized)	1,896,311		—		488,219

Net Asset Value per share	$9.83		$—		$12.50

Offering price per share*	$10.40	**	$—		$13.23	**

Class I
Net Assets	$44,988,799		$405,975,150		$102,311,478

Shares outstanding (unlimited shares authorized)	4,525,805		25,106,471		8,149,646

Net Asset Value per share	$9.94		$16.17		$12.55

(a)	Includes $383,727 of investments in affiliated issuers.

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (concluded)	67

October 31, 2013 (unaudited)	Wilmington Mid-Cap Growth Fund	Wilmington Small-Cap Growth Fund	Wilmington Small-Cap Strategy Fund
ASSETS:
Investments, at identified cost	$242,518,842	$124,503,732	$125,435,887

Investments in securities, at value (Including $24,081,029, $12,321,982 and $9,739,655 of securities on loan, respectively) (Note 2)	362,906,576	171,784,237	147,998,913

Cash	—	—	237,820
Income receivable	146,928	30,489	44,256
Due from advisor	—	—	5,015
Receivable for shares sold	230,575	243,956	8,376,178
Receivable for investments sold	3,383,425	10,960	356,617
Other assets	13,412	11,146	10,218

TOTAL ASSETS	366,680,916	172,080,788	157,029,017

LIABILITIES:
Payable to custodian	35,763	948,368	—
Payable for investments purchased	2,786,175	—	25,905,730
Collateral for securities on loan	23,938,288	12,802,094	10,097,650
Payable for shares redeemed	144,856	22,364	140,665
Payable for distribution services fee	13,032	8,725	—
Payable for shareholder services fee	32,501	14,974	—
Other accrued expenses	120,863	95,212	38,481

TOTAL LIABILITIES	27,071,478	13,891,737	36,182,526

NET ASSETS	$339,609,438	$158,189,051	$120,846,491

NET ASSETS CONSIST OF:

Paid-in capital	$225,163,289	$136,121,947	$103,628,425
Undistributed (distributions in excess of) net investment income	(661,115)	(26,718)	239,702
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,280,470)	(25,186,683)	(5,584,662)
Net unrealized appreciation (depreciation) of investments	120,387,734	47,280,505	22,563,026

TOTAL NET ASSETS	$339,609,438	$158,189,051	$120,846,491

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$61,657,322	$41,311,642	$—

Shares outstanding (unlimited shares authorized)	3,389,705	1,902,352	—

Net Asset Value per share	$18.19	$21.72	$—

Offering price per share*	$19.25 **	$22.98 **	$—

Class I
Net Assets	$277,952,116	$116,877,409	$120,846,491

Shares outstanding (unlimited shares authorized)	14,851,981	5,195,940	8,554,490

Net Asset Value per share	$18.71	$22.49	$14.13

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

68	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2013 (unaudited)	Wilmington Large-Cap Growth Fund	Wilmington Large-Cap Strategy Fund		Wilmington Large-Cap Value Fund
INVESTMENT INCOME:
Dividends	$400,383 (a)	$4,281,550	(a)(b)	$1,814,081 (a)
Securities lending income	11,994	20,670		—

TOTAL INVESTMENT INCOME	412,377	4,302,220		1,814,081

EXPENSES:
Investment advisory fee	281,549	1,025,138		439,509
Administrative personnel and services fee	7,960	49,370		15,070
Portfolio accounting, administration and custodian fees	19,738	78,910		23,810
Transfer and dividend disbursing agent fees and expenses	69,411	8,354		57,744
Trustees’ fees	13,751	13,752		13,756
Professional fees	29,707	38,864		29,269
Distribution services fee—Class A	22,381	—		7,606
Shareholder services fee—Class A	22,381	—		7,606
Shareholder services fee—Class I	60,427	512,568		149,361
Share registration costs	16,012	15,426		11,152
Printing and postage	12,647	9,629		11,056
Miscellaneous	7,327	44,348		11,561

TOTAL EXPENSES	563,291	1,796,359		777,500

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(120,242)	(771,221)		(35,286)
Waiver of shareholder services fee—Class A	(9,023)	—		(3,654)
Waiver of shareholder services fee—Class I	(55,654)	(512,568)		(77,938)

TOTAL WAIVERS AND REIMBURSEMENTS	(184,919)	(1,283,789)		(116,878)

Net expenses	378,372	512,570		660,622

Net investment income (loss)	34,005	3,789,650		1,153,459

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	5,397,868	17,462,540		5,362,096
Net change in unrealized appreciation (depreciation) of investments	3,834,246	23,007,725		3,567,350

Net realized and unrealized gain (loss) on investments	9,232,114	40,470,265		8,929,446

Change in net assets resulting from operations	$9,266,119	$44,259,915		$10,082,905

(a)	Net of foreign withholding taxes withheld of $141, $1,482 and $4,012.
(b)	Includes $4,774 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (concluded)	69

Six Months Ended October 31, 2013 (unaudited)	Wilmington Mid-Cap Growth Fund	Wilmington Small-Cap Growth Fund	Wilmington Small-Cap Strategy Fund
INVESTMENT INCOME:
Dividends	$1,234,326 (a)	$1,285,825 (a)	$754,923 (a)
Securities lending income	174,575	91,689	78,676

TOTAL INVESTMENT INCOME	1,408,901	1,377,514	833,599

EXPENSES:
Investment advisory fee	1,379,114	643,490	227,337
Administrative personnel and services fee	39,170	18,277	10,006
Portfolio accounting, administration and custodian fees	58,772	24,756	46,803
Transfer and dividend disbursing agent fees and expenses	100,100	118,291	8,409
Trustees’ fees	13,761	13,761	13,762
Professional fees	35,381	30,231	29,646
Distribution services fee—Class A	74,752	49,176	—
Shareholder services fee—Class A	74,752	49,176	—
Shareholder services fee—Class I	330,869	140,085	103,335
Share registration costs	15,666	16,466	15,430
Printing and postage	14,876	15,516	4,087
Miscellaneous	17,009	10,324	13,370

TOTAL EXPENSES	2,154,222	1,129,549	472,185

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(132,487)	(35,647)	(265,516)
Waiver of shareholder services fee—Class A	(63,149)	(33,310)	—
Waiver of shareholder services fee—Class I	(161,197)	(73,991)	(103,335)

TOTAL WAIVERS AND REIMBURSEMENTS	(356,833)	(142,948)	(368,851)

Net expenses	1,797,389	986,601	103,334

Net investment income (loss)	(388,488)	390,913	730,265

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	10,288,083	3,310,352	8,523,024
Net realized gain (loss) on foreign currency transactions	—	—	(13)
Net change in unrealized appreciation (depreciation) of investments	32,472,128	22,720,734	2,036,596

Net realized and unrealized gain (loss) on investments	42,760,211	26,031,086	10,559,607

Change in net assets resulting from operations	$42,371,723	$26,421,999	$11,289,872

(a)	Net of foreign withholding taxes withheld of $2,136, $2,170 and $445.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

70	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Large-Cap Growth Fund		Wilmington Large-Cap Strategy Fund

	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$34,005	$341,706	$3,789,650	$7,328,253
Net realized gain (loss) on investments	5,397,868	4,081,645	17,462,540	13,948,281
Net change in unrealized appreciation (depreciation) of investments	3,834,246	(1,350,720)	23,007,725	34,752,819

Change in net assets resulting from operations	9,266,119	3,072,631	44,259,915	56,029,353

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	(5,852)	—	(944)
Class I	—	(79,133)	(3,509,463)	(7,318,547)
Distributions from net realized gain on investments
Class A	—	(1,579,653)	—	—
Class I	—	(5,786,413)	—	—

Change in net assets resulting from distributions to shareholders	—	(7,451,051)	(3,509,463)	(7,319,491)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	246,042	253,460	—	40,894
Class I	2,900,508	10,388,386	11,371,232	48,465,457
Proceeds from exchange of Class A for Class I
Class A	—	—	—	(71,512	)(a)
Class I	—	—	—	71,512	(a)
Distributions reinvested
Class A	—	1,541,369	—	944
Class I	—	5,219,589	1,126,046	2,465,687
Cost of shares redeemed
Class A	(1,218,343)	(2,625,380)	—	(9,294)
Class I	(15,717,518)	(39,496,341)	(46,982,184)	(74,891,786)

Change in net assets resulting from share transactions	(13,789,311)	(24,718,917)	(34,484,906)	(23,928,098)

Change in net assets	(4,523,192)	(29,097,337)	6,265,546	24,781,764
NET ASSETS:
Beginning of period	68,145,637	97,242,974	399,709,604	374,927,840

End of period	$63,622,445	$68,145,637	$405,975,150	$399,709,604

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$375,706	$341,701	$782,914	$502,727

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	26,877	30,523	—	3,295
Class I	316,362	1,233,597	742,075	3,620,752
Shares exchanged
Class A	—	—	—	(4,623	)(a)
Class I	—	—	—	4,623	(a)
Distributions reinvested
Class A	—	197,616	—	71
Class I	—	663,275	74,815	187,578
Shares redeemed
Class A	(133,619)	(315,072)	—	(698)
Class I	(1,698,176)	(4,693,783)	(3,035,428)	(5,690,589)

Net change resulting from share transactions	(1,488,556)	(2,883,844)	(2,218,538)	(1,879,591)

(a)	On April 13, 2013, Class A of the Large-Cap Strategy Fund was terminated after the conversion to Class I of the Fund.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	71

	Wilmington Large-Cap Value Fund		Wilmington Mid-Cap Growth Fund

	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$1,153,459	$1,787,956	$(388,488)	$132,698
Net realized gain (loss) on investments	5,362,096	10,280,175	10,288,083	7,738,830
Net change in unrealized appreciation (depreciation) of investments	3,567,350	1,036,364	32,472,128	18,624,339

Change in net assets resulting from operations	10,082,905	13,104,495	42,371,723	26,495,867

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(43,389)	(63,452)	—	—
Class I	(1,003,467)	(1,735,768)	—	—
Distributions from net realized gain on investments
Class A	—	—	—	(2,239,956)
Class I	—	—	—	(9,036,430)

Change in net assets resulting from distributions to shareholders	(1,046,856)	(1,799,220)	—	(11,276,386)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	132,001	258,300	1,293,963	3,853,332
Class I	6,009,514	28,166,748	23,344,173	61,439,480
Distributions reinvested
Class A	41,981	61,515	—	2,060,452
Class I	550,141	1,063,341	—	8,109,967
Cost of shares redeemed
Class A	(446,452)	(927,691)	(4,234,882)	(12,309,078)
Class I	(34,341,621)	(54,085,694)	(24,429,576)	(70,635,840)

Change in net assets resulting from share transactions	(28,054,436)	(25,463,481)	(4,026,322)	(7,481,687)

Change in net assets	(19,018,387)	(14,158,206)	38,345,401	7,737,794
NET ASSETS:
Beginning of period	127,434,890	141,593,096	301,264,037	293,526,243

End of period	$108,416,503	$127,434,890	$339,609,438	$301,264,037

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$106,603	$—	$(661,115)	$(272,627)

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	10,977	24,650	75,729	266,791
Class I	498,703	2,701,379	1,334,686	4,131,878
Distributions reinvested
Class A	3,555	5,812	—	146,339
Class I	46,376	100,572	—	560,468
Shares redeemed
Class A	(36,929)	(88,890)	(248,083)	(839,784)
Class I	(2,821,073)	(5,101,040)	(1,383,374)	(4,725,079)

Net change resulting from share transactions	(2,298,391)	(2,357,517)	(221,042)	(459,387)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

72	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Small-Cap Growth Fund			Wilmington Small-Cap Strategy Fund

	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013		Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$390,913	$231,629		$730,265	$814,296
Net realized gain (loss) on investments	3,310,352	1,385,443		8,523,011	5,895,696
Net change in unrealized appreciation (depreciation) of investments	22,720,734	11,305,096		2,036,596	2,022,351

Change in net assets resulting from operations	26,421,999	12,922,168		11,289,872	8,732,343

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	—	(185,121)		—	—
Class C	—	(1,318)		—	—
Class I	—	(571,237)		(573,910)	(763,725)

Change in net assets resulting from distributions to shareholders	—	(757,676)		(573,910)	(763,725)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	283,734	591,874		—	—
Class C	—	9,481		—	—
Class I	6,917,807	15,999,615		44,140,889	26,614,352
Proceeds from exchange of Class C for Class A
Class A	—	299,066	(a)	—	—
Class C	—	(299,066	)(a)	—	—
Distributions reinvested
Class A	—	172,046		—	—
Class C	—	1,161		—	—
Class I	—	284,137		139,722	188,667
Cost of shares redeemed
Class A	(2,063,767)	(6,344,652)		—	—
Class C	—	(20,041)		—	—
Class I	(13,967,710)	(45,935,744)		(6,636,605)	(11,259,397)

Change in net assets resulting from share transactions	(8,829,936)	(35,242,123)		37,644,006	15,543,622

Change in net assets	17,592,063	(23,077,631)		48,359,968	23,512,240
NET ASSETS:
Beginning of period	140,596,988	163,674,619		72,486,523	48,974,283

End of period	$158,189,051	$140,596,988		$120,846,491	$72,486,523

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(26,718)	$(417,631)		$239,702	$83,347

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	14,186	36,338		—	—
Class C	—	545		—	—
Class I	331,747	943,603		3,143,406	2,267,147
Shares exchanged
Class A	—	15,564	(a)	—	—
Class C	—	(16,152	)(a)	—	—
Distributions reinvested
Class A	—	10,582		—	—
Class C	—	74		—	—
Class I	—	16,903		10,652	17,227
Shares redeemed
Class A	(102,553)	(384,759)		—	—
Class C	—	(1,387)		—	—
Class I	(669,933)	(2,706,593)		(490,393)	(1,019,535)

Net change resulting from share transactions	(426,553)	(2,085,282)		2,663,665	1,264,839

(a)	On April 13, 2013, Class C of the Small-Cap Growth Fund was terminated after the conversion to Class A of the Fund.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	73

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP GROWTH FUND

CLASS A	2013(a)		2013		2012	2011	2010		2009
Net Asset Value, Beginning of Period	$8.55		$8.97		$9.54	$8.09	$5.80		$8.75
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.01)		0.00	(c)	(0.02)	(0.05)	0.00	(c)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.29		0.40		(0.41)	1.51	2.29		(2.93)

Total Income (Loss) From Operations	1.28		0.40		(0.43)	1.46	2.29		(2.94)

Less Distributions From:
Net Investment Income	—		(0.00	)(c)	—	(0.01)	(0.00	)(c)	(0.01)
Net Realized Gains	—		(0.82)		(0.14)	—	—		—

Total Distributions	—		(0.82)		(0.14)	(0.01)	—		(0.01)

Net Asset Value, End of Period	$9.83		$8.55		$8.97	$9.54	$8.09		$5.80

Total Return(d)	14.97%		5.39%		(4.36)%	18.00%	39.52%		(33.56)%
Net Assets, End of Period (000’s)	$18,634		$17,131		$18,738	$22,790	$20,790		$15,714
Ratios to Average Net Assets
Gross Expense	1.89	%(e)	1.80%		1.66%	1.66%	1.64%		1.53%
Net Expenses(f)	1.42	%(e)	1.42%		1.42%	1.42%	1.29%		1.23%
Net Investment Income (Loss)	(0.18	)%(e)	0.04%		(0.20)%	(0.58)%	(0.06)%		(0.16)%
Portfolio Turnover Rate	4%		49%		83%	61%	83%		138%

CLASS I	2013(a)		2013		2012	2011	2010		2009
Net Asset Value, Beginning of Period	8.64		$9.02		$9.56	$8.09	$5.80		$8.75
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.01		0.05		0.02	0.02	0.01		0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.29		0.40		(0.41)	1.47	2.29		(2.95)

Total Income (Loss) From Operations	1.30		0.45		(0.39)	1.49	2.30		(2.93)

Less Distributions From:
Net Investment Income	—		(0.01)		(0.01)	(0.02)	(0.01)		(0.02)
Net Realized Gains	—		(0.82)		(0.14)	—	—		—

Total Distributions	—		(0.83)		(0.15)	(0.02)	(0.01)		(0.02)

Net Asset Value, End of Period	$9.94		$8.64		$9.02	$9.56	$8.09		$5.80

Total Return(d)	15.05%		5.92%		(3.96)%	18.40%	39.72%		(33.47)%
Net Assets, End of Period (000’s)	$44,989		$51,014		$78,505	$123,247	$121,608		$92,658
Ratios to Average Net Assets
Gross Expense	1.63	%(e)	1.55%		1.41%	1.41%	1.39%		1.36%
Net Expenses(f)	1.04	%(e)	1.04%		1.03%	1.03%	1.10%		1.13%
Net Investment Income (Loss)	0.21	%(e)	0.52%		0.20%	0.25%	0.14%		0.30%
Portfolio Turnover Rate	4%		49%		83%	61%	83%		138%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

74	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$14.63		$12.84	$12.13		$9.39	$8.61	$12.28	$14.40
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.14		0.26	0.16		0.20	0.10	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.53		1.79	0.71		2.72	0.79	(3.68)	(1.57)

Total Income (Loss) From Operations	1.67		2.05	0.87		2.92	0.89	(3.56)	(1.48)

Less Distributions From:
Net Investment Income	(0.13)		(0.26)	(0.16)		(0.18)	(0.11)	(0.11)	(0.09)
Net Realized Gains	—		—	—		—	—	—	(0.55)

Total Distributions	(0.13)		(0.26)	(0.16)		(0.18)	(0.11)	(0.11)	(0.64)

Net Asset Value, End of Period	$16.17		$14.63	$12.84		$12.13	$9.39	$8.61	$12.28

Total Return(b)	11.50%		16.25%	7.32%		31.24%	10.28%	(28.94)%	(10.75)%
Net Assets, End of Period (000’s)	$405,975		$399,710	$374,903		$429,467	$118,102	$131,692	$242,391
Ratios to Average Net Assets
Gross Expense	0.88	%(c)	0.88%	0.74	%(c)	0.69%	1.01%	1.18%	1.00%
Net Expenses(d)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.93%	1.00%	0.93%
Net Investment Income (Loss)	1.85	%(c)	1.99%	1.70	%(c)	1.72%	0.99%	1.27%	0.67%
Portfolio Turnover Rate	8%		24%	19%		39%	160%	224%	127%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Large-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	75

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON LARGE-CAP VALUE FUND

CLASS A	2013(a)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$11.61		$10.61	$11.47	$9.85	$7.03		$11.32
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.09		0.12	0.06	0.01	0.04		0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.89		1.00	(0.86)	1.64	2.83		(4.30)

Total Income (Loss) From Operations	0.98		1.12	(0.80)	1.65	2.87		(4.11)

Less Distributions From:
Net Investment Income	(0.09)		(0.12)	(0.06)	(0.03)	(0.05)		(0.15)
Net Realized Gains	—		—	—	—	—		(0.03)
Return of Capital	—		—	—	—	(0.00	)(c)	—

Total Distributions	(0.09)		(0.12)	(0.06)	(0.03)	(0.05)		(0.18)

Net Asset Value, End of Period	$12.50		$11.61	$10.61	$11.47	$9.85		$7.03

Total Return(d)	8.45%		10.65%	(6.94)%	16.79%	41.02%		(36.53)%
Net Assets, End of Period (000’s)	$6,105		$5,928	$6,038	$7,315	$6,606		$5,027
Ratios to Average Net Assets
Gross Expense	1.48	%(e)	1.46%	1.42%	1.43%	1.42%		1.34%
Net Expenses(f)	1.30	%(e)	1.29%	1.29%	1.31%	1.15%		0.53%
Net Investment Income (Loss)	1.56	%(e)	1.12%	0.56%	0.09%	0.41%		2.30%
Portfolio Turnover Rate	10%		93%	37%	26%	29%		34%

CLASS I	2013(a)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$11.65		$10.65	$11.51	$9.88	$7.05		$11.34
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.11		0.15	0.09	0.05	0.05		0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.89		1.00	(0.86)	1.63	2.84		(4.26)

Total Income (Loss) From Operations	1.00		1.15	(0.77)	1.68	2.89		(4.13)

Less Distributions From:
Net Investment Income	(0.10)		(0.15)	(0.09)	(0.05)	(0.06)		(0.13)
Net Realized Gains	—		—	—	—	—		(0.03)
Return of Capital	—		—	—	—	(0.00	)(c)	—

Total Distributions	(0.10)		(0.15)	(0.09)	(0.05)	(0.06)		(0.16)

Net Asset Value, End of Period	$12.55		$11.65	$10.65	$11.51	$9.88		$7.05

Total Return(d)	8.65%		10.91%	(6.65)%	17.08%	41.23%		(36.62)%
Net Assets, End of Period (000’s)	$102,311		$121,507	$135,556	$175,440	$156,442		$117,108
Ratios to Average Net Assets
Gross Expense	1.23	%(e)	1.21%	1.17%	1.18%	1.17%		1.13%
Net Expenses(f)	1.04	%(e)	1.04%	1.00%	1.02%	0.99%		0.96%
Net Investment Income	1.85	%(e)	1.39%	0.85%	0.48%	0.57%		1.55%
Portfolio Turnover Rate	10%		93%	37%	26%	29%		34%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

76	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON MID-CAP GROWTH FUND

CLASS A	2013(a)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$15.96		$15.21	$16.21	$12.24	$8.37		$13.43
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.03)		(0.01)	(0.07)	(0.11)	(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.26		1.38	(0.25)	4.08	3.93		(4.74)

Total Income (Loss) From Operations	2.23		1.37	(0.32)	3.97	3.88		(4.75)

Less Distributions From:
Net Investment Income	—		—	—	—	(0.01)		—
Net Realized Gains	—		(0.62)	(0.68)	—	—		(0.31)
Return of Capital	—		—	—	—	(0.00	)(c)	—

Total Distributions	—		(0.62)	(0.68)	—	(0.01)		(0.31)

Net Asset Value, End of Period	$18.19		$15.96	$15.21	$16.21	$12.24		$8.37

Total Return(d)	13.97%		9.55%	(1.55)%	32.43%	46.30%		(34.75)%
Net Assets, End of Period (000’s)	$61,657		$56,837	$60,666	$63,168	$40,438		$19,638
Ratios to Average Net Assets
Gross Expense	1.53	%(e)	1.56%	1.57%	1.62%	1.62%		1.59%
Net Expenses(f)	1.24	%(e)	1.24%	1.24%	1.24%	1.13%		1.08%
Net Investment Income (Loss)	(0.37	)%(e)	(0.08)%	(0.47)%	(0.85)%	(0.51)%		(0.10)%
Portfolio Turnover Rate	12%		36%	44%	34%	56%		90%

CLASS I	2013(a)		2013	2012	2011	2010		2009
Net Asset Value, Beginning of Period	$16.40		$15.59	$16.57	$12.49	$8.54		$13.66
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	(0.02)		0.01	(0.04)	(0.07)	(0.04)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	2.33		1.42	(0.26)	4.15	4.00		(4.83)

Total Income (Loss) From Operations	2.31		1.43	(0.30)	4.08	3.96		(4.81)

Less Distributions From:
Net Investment Income	—		—	—	—	(0.01)		—
Net Realized Gains	—		(0.62)	(0.68)	—	—		(0.31)
Return of Capital	—		—	—	—	(0.00	)(c)	—

Total Distributions	—		(0.62)	(0.68)	—	(0.01)		(0.31)

Net Asset Value, End of Period	$18.71		$16.40	$15.59	$16.57	$12.49		$8.54

Total Return(d)	14.09%		9.70%	(1.40)%	32.67%	46.37%		(34.60)%
Net Assets, End of Period (000’s)	$277,952		$244,427	$232,860	$187,207	$143,594		$95,447
Ratios to Average Net Assets
Gross Expense	1.28	%(e)	1.31%	1.33%	1.37%	1.36%		1.39%
Net Expenses(f)	1.08	%(e)	1.08%	1.06%	1.06%	0.96%		0.94%
Net Investment Income	(0.21	)%(e)	0.08%	(0.30)%	(0.54)%	(0.33)%		0.18%
Portfolio Turnover Rate	12%		36%	44%	34%	56%		90%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	77

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON SMALL-CAP GROWTH FUND

CLASS A	2013(a)		2013		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.22		$16.62		$18.20	$14.48	$9.99	$15.53
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.04		(0.00	)(c)	(0.08)	(0.21)	(0.12)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	3.46		1.69		(1.50)	3.93	4.61	(5.48)

Total Income (Loss) From Operations	3.50		1.69		(1.58)	3.72	4.49	(5.54)

Less Distributions From:
Net Investment Income	—		(0.09)		—	—	—	—
Net Realized Gains	—		—		—	—	—	—

Total Distributions	—		(0.09)		—	—	—	—

Net Asset Value, End of Period	$21.72		$18.22		$16.62	$18.20	$14.48	$9.99

Total Return(d)	19.21%		10.21%		(8.68)%	25.69%	44.94%	(35.67)%
Net Assets, End of Period (000’s)	$41,312		$36,269		$38,439	$47,884	$41,276	$29,935
Ratios to Average Net Assets
Gross Expense	1.68	%(e)	1.71%		1.64%	1.67%	1.70%	1.66%
Net Expenses(f)	1.46	%(e)	1.47%		1.44%	1.45%	1.30%	1.26%
Net Investment Income (Loss)	0.35	%(e)	(0.01)%		(0.54)%	(1.43)%	(0.98)%	(0.49)%
Portfolio Turnover Rate	21%		142%		561%	393%	635%	865%

CLASS I	2013(a)		2013		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.85		$17.16		$18.76	$14.89	$10.26	$15.94
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.06		0.04		(0.05)	(0.12)	(0.10)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	3.58		1.75		(1.55)	3.99	4.73	(5.63)

Total Income (Loss) From Operations	3.64		1.79		(1.60)	3.87	4.63	(5.68)

Less Distributions From:
Net Investment Income	—		(0.10)		—	—	—	—
Net Realized Gains	—		—		—	—	—	—

Total Distributions	—		(0.10)		—	—	—	—

Net Asset Value, End of Period	$22.49		$18.85		$17.16	$18.76	$14.89	$10.26

Total Return(d)	19.31%		10.47%		(8.53)%	25.99%	45.13%	(35.63)%
Net Assets, End of Period (000’s)	$116,877		$104,328		$124,964	$148,560	$130,502	$93,014
Ratios to Average Net Assets
Gross Expense	1.43	%(e)	1.46%		1.39%	1.42%	1.45%	1.43%
Net Expenses(f)	1.25	%(e)	1.25%		1.21%	1.24%	1.17%	1.18%
Net Investment Income (Loss)	0.57	%(e)	0.21%		(0.30)%	(0.81)%	(0.84)%	(0.40)%
Portfolio Turnover Rate	21%		142%		561%	393%	635%	865%

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Represents less than $0.005.
(d)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

78	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON SMALL-CAP STRATEGY FUND†

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$12.30		$10.59	$10.70		$7.90	$6.57	$9.16	$14.11
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.12		0.18	0.09		0.11	0.09	0.05	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.80		1.70	(0.10)		2.80	1.32	(2.60)	(2.25)

Total Income (Loss) From Operations	1.92		1.88	(0.01)		2.91	1.41	(2.55)	(2.27)

Less Distributions From:
Net Investment Income	(0.09)		(0.17)	(0.10)		(0.11)	(0.08)	(0.04)	—
Net Realized Gains	—		—	—		—	—	—	(2.68)

Total Distributions	(0.09)		(0.17)	(0.10)		(0.11)	(0.08)	(0.04)	(2.68)

Net Asset Value, End of Period	$14.13		$12.30	$10.59		$10.70	$7.90	$6.57	$9.16

Total Return(b)	15.59%		18.07%	0.06%		36.96%	21.47%	(27.72)%	(18.13)%
Net Assets, End of Period (000’s)	$120,846		$72,487	$48,974		$127,968	$99,057	$62,938	$31,834
Ratios to Average Net Assets
Gross Expense	1.14	%(c)	1.32%	1.16	%(c)	0.96%	1.07%	1.61%	1.92%
Net Expenses(d)	0.25	%(c)	0.25%	0.25	%(c)	0.25%	0.25%	0.75%	1.25%
Net Investment Income (Loss)	1.77	%(c)	1.60%	1.17	%(c)	1.18%	1.14%	0.81%	(0.15)%
Portfolio Turnover Rate	37%		42%	10%		48%	84%	205%	134%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Small-Cap Strategy Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	79

Wilmington Funds

October 31, 2013 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 6 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 17 funds are presented in separate reports.

Fund	Investment Goal
Wilmington Large-Cap Growth Fund (“Large-Cap Growth Fund”)(d)	The Fund seeks to provide long-term capital appreciation.
Wilmington Large-Cap Strategy Fund*(“Large-Cap Strategy Fund”)(d)	The Fund’s investment goal is to achieve long-term capital appreciation.
Wilmington Large-Cap Value Fund (“Large-Cap Value Fund”)(d)	The Fund seeks to provide long-term capital appreciation and secondarily, current income.
Wilmington Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)(d)	The Fund seeks to provide long-term capital appreciation.
Wilmington Small-Cap Growth Fund (“Small-Cap Growth Fund”)(d)	The Fund seeks to provide long-term capital appreciation.
Wilmington Small-Cap Strategy Fund*(“Small-Cap Strategy Fund”)(d)	The Fund’s investment goal is to achieve long-term capital appreciation.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”); and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of October 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

80	NOTES TO FINANCIAL STATEMENTS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement’ and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2013, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
Large-Cap Growth Fund
Citigroup Global Markets, Inc.	$1,000,000	$1,000,000	$—	$—
RBS Securities, Inc.	323,332	323,332	—	—

	$1,323,332	$1,323,332	$—	$—

Large-Cap Strategy Fund
Citigroup Global Markets, Inc.	$1,127,239	$1,127,239	$—	$—
Deutsche Bank Securities, Inc.	1,127,239	1,127,239	—	—
HSBC Securities USA, Inc.	1,127,239	1,127,239	—	—
Mizuho Securities USA, Inc.	1,127,239	1,127,239	—	—
RBS Securities, Inc.	237,305	237,305	—	—

	$4,746,261	$4,746,261	$—	$—

Mid-Cap Growth Fund
Citigroup Global Markets, Inc.	$5,685,353	$5,685,353	$—	$—
Deutsche Bank Securities, Inc.	5,685,353	5,685,353	—	—
HSBC Securities USA, Inc.	5,685,353	5,685,353	—	—
Mizuho Securities USA, Inc.	5,685,353	5,685,353	—	—
RBS Securities, Inc.	1,196,876	1,196,876	—	—

	$23,938,288	$23,938,288	$—	$—

Small-Cap Growth Fund
Citigroup Global Markets, Inc.	$3,040,503	$3,040,503	$—	$—
Deutsche Bank Securities, Inc.	3,040,503	3,040,503	—	—
HSBC Securities USA, Inc.	3,040,503	3,040,503	—	—
Mizuho Securities USA, Inc.	3,040,503	3,040,503	—	—
RBS Securities, Inc.	640,082	640,082	—	—

	$12,802,094	$12,802,094	$—	$—

Small-Cap Strategy Fund
Citigroup Global Markets, Inc.	$2,398,197	$2,398,197	$—	$—
Deutsche Bank Securities, Inc.	2,398,197	2,398,197	—	—
HSBC Securities USA, Inc.	2,398,197	2,398,197	—	—
Mizuho Securities USA, Inc.	2,398,197	2,398,197	—	—
RBS Securities, Inc.	504,862	504,862	—	—

	$10,097,650	$10,097,650	$—	$—

(1)	Net amount represents the net amount receivable due from the counterparty in the event of default.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	81

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and as follows:

Fund	Dividends Declared	Dividends Paid
Large-Cap Growth Fund	Annually	Annually
Large-Cap Strategy Fund	Quarterly	Quarterly
Large-Cap Value Fund	Quarterly	Quarterly
Mid-Cap Growth Fund	Annually	Annually
Small-Cap Growth Fund	Annually	Annually
Small-Cap Strategy Fund	Quarterly	Quarterly

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each six months substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair value procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

82	NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2013, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received (1)	Net Amount (2)
Large-Cap Growth Fund	$1,192,092	$1,192,092	$—
Large-Cap Strategy Fund	4,486,917	4,486,917	—
Mid-Cap Growth Fund	24,081,029	23,938,288	142,741
Small-Cap Growth Fund	12,321,982	12,321,982	—
Small-Cap Strategy Fund	9,739,655	9,739,655	—

(1)	Collateral with a value of $1,323,332, $4,746,261, $23,938,288, $12,802,094 and $10,097,650, respectively, has been received in connection with securities lending transactions.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

As of April 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2012, 2011, and 2010, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding years or periods as reported on the Statements of Changes in Net Assets were as follows:

	2013			2012
Fund	Return of Capital	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Large-Cap Growth Fund	$—	$84,985	$7,366,066	$70,815	$1,854,981
Large-Cap Value Fund	—	1,799,220	—	1,355,857	—
Mid-Cap Growth Fund	—	—	11,276,386	—	10,589,511
Small-Cap Growth Fund	—	757,676	—	—	—

	2013	2012	2011
Fund	Ordinary Income*	Ordinary Income*	Ordinary Income*
Large-Cap Strategy Fund	$7,319,491	$5,373,107	$6,299,979
Small-Cap Strategy Fund	763,725	884,546	1,230,775

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ Over Distributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation	Late Year Ordinary Deferrals	Other Timing Differences	Capital Loss Carryforwards and Deferrals
Large-Cap Growth Fund	$341,701	$110,679	$19,005,517	$—	$—	$(15,222,276)
Large-Cap Strategy Fund	497,455	—	124,038,582	—	—	(38,402,939)
Large-Cap Value Fund	—	—	17,939,588	—	—	(9,918,299)
Mid-Cap Growth Fund	—	5,772,003	84,235,475	(272,627)	—	(17,660,425)
Small-Cap Growth Fund	—	—	24,243,991	(400,871)	—	(28,198,015)
Small-Cap Strategy Fund	96,848	—	19,212,149	—	—	(12,806,893)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	83

At April 30, 2013, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Available Through			Short-Term Post-Effective	Long-Term Post-Effective	Total Capital Loss
Fund	2016	2017	2018	No Expiration	No Expiration	Carryforwards
Large-Cap Growth Fund	$11,416,707	$3,805,569	$—	$—	$—	$15,222,276
Large-Cap Strategy Fund	—	—	38,402,939	—	—	38,402,939
Large-Cap Value Fund	2,000,070	4,472,572	1,646,592	—	—	8,119,234
Mid-Cap Growth Fund	—	16,299,495	1,360,930	—	—	17,660,425
Small-Cap Growth Fund	7,293,340	18,467,238	1,273,640	380,282	382,938	27,797,438
Small-Cap Strategy Fund	—	12,806,893	—	—	—	12,806,893

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2013:

Fund	Capital Loss Carryforwards Used
Large-Cap Growth Fund	$3,805,569
Large-Cap Strategy Fund	13,423,393
Large-Cap Value Fund	8,503,135
Mid-Cap Growth Fund	3,259,899
Small-Cap Strategy Fund	5,508,704

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year. Post-October, Post-December and Late Year losses deferred to May 1, 2013 are as follows:

Fund	Ordinary Post-December Losses	Short-Term Post-October/ Late Year Losses	Long-Term Post-October/ Late Year Losses
Large-Cap Value Fund	$—	$1,799,065	$—
Mid-Cap Growth Fund	272,627	—	—
Small-Cap Growth Fund	400,871	—	400,577

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Large-Cap Growth Fund	0.85%
Large-Cap Strategy Fund	0.50%
Large-Cap Value Fund	0.70%
Mid-Cap Growth Fund	0.85%
Small-Cap Growth Fund	0.85%
Small-Cap Strategy Fund	0.55%

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

84	NOTES TO FINANCIAL STATEMENTS (continued)

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2014, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
Large-Cap Growth Fund	1.42%	1.04%
Large-Cap Strategy Fund	N/A	0.25%
Large-Cap Value Fund	1.32%	1.04%
Mid-Cap Growth Fund	1.24%	1.08%
Small-Cap Growth Fund	1.47%	1.25%
Small-Cap Strategy Fund	N/A	0.25%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.033%	on the first $5 billion
	0.020%	on the next $2 billion
	0.016%	on the next $3 billion
	0.015%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

On September 30, 2013, the Board of Trustees voted to change the fee schedule for WFMC. Effective October 1, 2013, these services were provided for an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the period ended October 31, 2013, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	85

For the six months ended October 31, 2013, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
Large-Cap Growth Fund	$22,569
Large-Cap Strategy Fund	7
Large-Cap Value Fund	6,567
Mid-Cap Growth Fund	54,809
Small-Cap Growth Fund	20,425
Small-Cap Strategy Fund	—

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2013, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Large-Cap Growth Fund	$3,893
Large-Cap Strategy Fund	—
Large-Cap Value Fund	1,386
Mid-Cap Growth Fund	7,790
Small-Cap Growth Fund	1,923
Small-Cap Strategy Fund	—

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Large-Cap Growth Fund	$18,977
Large-Cap Strategy Fund	—
Large-Cap Value Fund	83,468
Mid-Cap Growth Fund	173,009
Small-Cap Growth Fund	79,923
Small-Cap Strategy Fund	—

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides fund accounting and custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2013 are as follows:

Affiliated Security Name	Balance of Shares Held 4/30/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value at 10/31/2013	Dividend Income	Realized Gain/(Loss)
Large-Cap Strategy Fund:
M&T Bank Corp.	3,410	—	—	3,410	$383,727	$4,774	$—

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

86	NOTES TO FINANCIAL STATEMENTS (continued)

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2013 were as follows:

Fund	Commissions
Large-Cap Growth Fund	$4,675
Large-Cap Strategy Fund	21,482
Large-Cap Value Fund	29,021
Mid-Cap Growth Fund	1,066
Small-Cap Growth Fund	146,072
Small-Cap Strategy Fund	52,877

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2013 were as follows:

	Investments
Fund	Purchases	Sales
Large-Cap Growth Fund	$2,810,943	$18,862,883
Large-Cap Strategy Fund	32,644,689	66,537,201
Large-Cap Value Fund	12,648,494	41,158,317
Mid-Cap Growth Fund	38,930,744	42,554,404
Small-Cap Growth Fund	31,099,767	36,913,492
Small-Cap Strategy Fund	68,796,859	31,098,457

6.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is March 10, 2014. The Funds did not utilize the LOC for the six months ended October 31, 2013.

7.	LEGAL PROCEEDINGS

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. For example, certain creditors of Tribune Co., which has recently emerged from bankruptcy, have filed actions against former Tribune shareholders, (collectively, the “Law-suits”) who tendered their shares when Tribune went private in 2007 as part of a leveraged buyout (“LBO”). These creditor plaintiffs seek the return of all proceeds received by the former Tribune shareholders. The Tribune-related actions are currently pending in the U.S. District Court for the Southern District of New York in a Multi-District Litigation (“MDL”). There are thousands of defendants in the MDL, including the Large-Cap Strategy Fund and the Mid-Cap Growth Fund. The suits all seek the same thing: disgorgement of the amounts received by the former Tribune shareholders as part of the LBO, but by different legal theories. Although management currently believes that the resolution of the claims against the Funds, individually or in the aggregate, will not have a materially adverse impact on the Funds’ financial positions, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters could change in the future.

Litigation counsel to the Large-Cap Strategy Fund and the Mid-Cap Growth Fund in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the Large-Cap Strategy Fund and the Mid-Cap Growth Fund arising from the Lawsuits. Until the Large-Cap Strategy Fund and the Mid-Cap Growth Fund can do so, no reduction of their net asset values will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 0.5% of each of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund’s net asset value at this time. Neither the Large-Cap Strategy Fund nor the Mid-Cap Growth Fund can predict what their size might be at the time that the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund will pay or receive, as the case may be, a price based on net asset value of the Large-Cap Strategy Fund and the Mid-Cap Growth Fund, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be taken as expenses by the Large-Cap Strategy Fund and the Mid-Cap Growth Fund as incurred and in a manner similar to any other expense incurred by the Large-Cap Strategy Fund and the Mid-Cap Growth Fund.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	87

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

88

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its investment advisors must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On August 22, 2013 in a telephonic session, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements, and to consider the continuation of the Advisory Agreements outside the presence of management (the “Special Meeting”). The primary purpose of the Special Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 11-12, 2013 (the “Regular Meeting”).

In preparation for the Special Meeting, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

•

Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

•

Information from Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2013) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories; and

•

Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2013 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar peer group, designed to identify Funds whose expenses and/or performance may require particularly close review.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided by the Advisor concerning the following:

•	The nature and quality of the services provided;

•	The Advisor’s cost of providing the services;

•	The extent to which the Advisor realizes economies of scale as the Fund grows larger;

•	The fall-out benefits to the Advisor and its advisory affiliates that can be attributed to the Advisor’s positions with the Fund; and

•	The financial stability of the Advisor and its parent company.

As part of the Special Meetings, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the Regular Meeting.

At the Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the Special Meeting. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion. The Board considered the Advisor’s profitability in providing services under the Advisory Agreements and concluded that for each Fund, the level of profitability did not appear unreasonably high.

Certain of the information considered by the Board with respect to specific Funds is summarized below.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	89

Wilmington Large-Cap Growth Fund

The Board considered that the Fund’s actual advisory fee rate was below the Fund’s expense group median but that its total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance approximately at the performance universe median for the one-year period, and below the performance universe median for the three-and five-year periods ended June 30, 2013. The Board considered that a portfolio manager change was made in June 2012 to improve the Fund’s performance, and that performance had improved from the three-year to the one-year period.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one- and three-year periods but below the performance universe median for the five-year period ended June 30, 2013. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s advisory agreement.

Wilmington Large-Cap Value Fund

The Board considered that the Fund’s actual advisory fee rate was below the Fund’s expense group median but that its total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board considered that a portfolio manager and fund strategy change were made in December 2012 to replace the Fund’s subadviser with internal management, and that performance during the one-year period is in line with the Advisor’s expectations given the risk level of the Fund.

Wilmington Mid-Cap Growth Fund

The Board considered that the Fund’s actual advisory fee rate was below the Fund’s expense group median and that its total expense ratio was approximately at the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board determined that the Fund’s level of performance and expense generally supported a recommendation to continue the Fund’s advisory agreement.

Wilmington Small-Cap Growth Fund

The Board considered that the Fund’s actual advisory fee rate was below the Fund’s expense group median but that its total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one-year period and below the performance universe median for the three- and five-year periods ended June 30, 2013. The Board considered that a portfolio manager change was made in June 2012, and that the Fund has shown continued improvement from the five-year to the one-year period.

Wilmington Small-Cap Strategy Fund

The Board considered that the Fund’s actual advisory fee rate was below the Fund’s expense group median and that its total expense ratio was at the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one- and three-year periods and approximately at the performance universe median for the five-year period ended June 30, 2013.

*****

At the Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following

•	The nature and extent of the investment advisory services to be provided to each Fund by the Advisor were appropriate and consistent with the terms of the Advisory Agreements; and

•	The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

90

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ port-folios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

91

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds’, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

92

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012.We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

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WILMINGTON FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Co-Administrator, Accountant, and Custodian
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-EQ-1013

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILMINGTON
TRUST

October 31, 2013 (unaudited)

PRESIDENT'S MESSAGE AND

Semi-Annual Report

WILMINGTON FUNDS

Multi-Manager Equity Fund

Wilmington Multi-Manager International Fund

Alternatives Fund

Wilmington Multi-Manager Alternatives Fund

Asset Allocation Funds

Wilmington Multi-Manager Real Asset Fund

Wilmington Strategic Allocation Conservative Fund

Wilmington Strategic Allocation Moderate Fund

Wilmington Strategic Allocation Aggressive Fund

Wilmington Multi-Manager International Fund (“International Fund”)

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”), formerly Wilmington
Rock Maple Alternatives Fund

Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”)

Wilmington Strategic Allocation Conservative Fund (“Strategic Allocation Conservative Fund”)

Wilmington Strategic Allocation Moderate Fund (“Strategic Allocation Moderate Fund”)

Wilmington Strategic Allocation Aggressive Fund (“Strategic Allocation Aggressive Fund”)

[This Page Intentionally Left Blank]

i

Dear Investor:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”). This report covers the first half of the Trust’s fiscal year, which is the six-month reporting period from May 1, 2013 through October 31, 2013. Inside, you will find a complete listing of each Fund’s holdings and financial statements.

The Economy and Financial Markets in Review

Wilmington Funds Management Corporation, the investment advisor to the Trust, and Wilmington Trust Investment Advisors, Inc., the sub-advisor to the Trust, have provided the following review of the economy, bond, and stock markets over the six-month reporting period.

The Economy

By the numbers, 2013 is shaping up as a solid, if not overly impressive, year. During the first three quarters of calendar year 2013, the U.S. economy has grown 1.6% from the same period in 2012. Barring a miracle, this year’s growth won’t match last year’s 2.8%.

While consumption spending hasn’t wowed, the U.S. consumer has proved remarkably consistent. In each of the first three calendar quarters, consumption rose at an annualized rate of at least 1% from the previous quarter, contributing to a streak of nine consecutive quarters with growth between 1% and 2%.

Encouragingly, businesses have come to the table. Investment in both fixed property and inventories contributed generously to economic growth in the second and third quarters. And in the third quarter, government spending rose marginally from second-quarter levels, its first sequential increase since the third quarter of 2012.

The Blue Chip Economic Indicators consensus projects economic growth of 1.8% in the fourth quarter and 2.5% in 2014. Progress in three key areas justifies that optimism.

•

Labor: In the six months from May through October, U.S. nonfarm payrolls swelled by more than 1 million jobs. Through the end of November, the economy has recouped more than 85% of the 8.7 million jobs lost in the Great Recession.

•	Housing: While the sales recovery has stalled, home prices continue to rise. In October, the median existing home sold for just shy of $200,000, up nearly 13% from a year earlier.

•	Personal income: In the six months from May through October, personal income rose 3.6% from the same period in 2012 – more than enough to support continued gains in consumption spending.

Unfortunately, the economy’s cautiously optimistic story may get blown away by something more insistent—a blustery wind from Washington. The government shutdown ended in October, but the issues that sparked the dispute—spending and borrowing—still fester in the hearts of politicians on both sides of the aisle.

Congress has funded the government through Jan. 15, and the debt ceiling will slam back down on Feb. 7. Rhetoric has already begun to fly, with no middle ground in sight at the moment. The longer the battle rages, the more nervous investors will become. But like all storms, the budget wrangle will eventually blow over. While we expect the compromise to leave both sides irritated and unsatisfied, it shouldn’t have a lasting effect on either consumers or markets.

Sources: Bureau of Economic Analysis, Bureau of Labor Statistics, National Association of Realtors, Federal Reserve, Wall Street Journal and Blue Chip Economic Indicators data provided by Aspen Publishers.

The Bond Markets

Bond investors absorbed a lot of red ink in the six months from May through October. While we could cite reams of numbers, the journey of the 10-year U.S. Treasury note, probably the market’s most important benchmark, tells the tale just fine on its own. At the end of April, the bond yielded 1.70%. At the end of October, the bond yielded 2.57%. That 87-basis-point (+0.87%) rise in yield equated to a –6.70% decline in the value of the most recent 10-year Treasury, issued in February.

During the six-month period, the Barclays U.S. Aggregate Bond Index1 returned –1.97%. Tax-free bonds performed even worse, with the Barclays Municipal Bond Index’s2 –3.44% return lagging indices for the three main components of the Aggregate Bond Index – investment-grade corporates, Treasuries, and mortgage-backed securities (MBS). As the returns below illustrate, all three of the taxable sectors contributed to the broad index’s weakness. The Barclays U.S. Mortgage-Backed Securities Index3 delivered a –0.81% return, the strongest of the sectors, lifted by a 2.10% return during the last two months of the fiscal period.

Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and yield of a fixed income security.

10-year U.S. Treasury Note is a debt owed by the United States government for a period of ten years. Each note has a stated interest rate, which is paid semi-annually. Because the United States is seen as a very low-risk borrower, many investors see 10-year Treasury Note interest rates as indicative of the wider bond market.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

ii

Whether bond returns improve going forward depends in part on when and how the Federal Reserve decides to taper its $85 billion per month in asset purchases. Fed Chairman Ben Bernanke’s hints about tapering in May deserve at least some of the credit for the upward climb of yields, and bonds rallied slightly when the Fed failed to begin tapering as expected in September.

These moves suggest the bond market will react negatively to news of tapering, though the risk is weighted toward longer-term bonds, as both Bernanke and likely successor Janet Yellen seem prepared to keep short-term rates low even after tapering begins. The Fed could start tapering as soon as its December meeting, but a Bloomberg survey projects the move in March.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain Barclays Indices performed as follows4:

Barclays U.S. Aggregate Bond Index	Barclays U.S. U.S. Treasury Bond Index[5]	Barclays U.S. Mortgage- Backed Securities Index	Barclays U.S. Credit Bond Index[6]	Barclays Municipal Bond Index
-1.97%	-2.22%	-0.81%	-3.08%	-3.44%

The Stock Markets

U.S. stocks delivered a solid performance in the six-month period from May through October, paced by cyclical sectors. The S&P 500 Index7 of large-cap stocks returned 11.15% for the period, posting a fresh all-time high in October. The index’s industrial and consumer-discretionary sectors returned at least 17% in the six-month period, while defensive sectors underperformed. Utilities and telecom services posted negative returns, while consumer staples returned less than 5%.

Small-cap stocks outgained the big boys, with the S&P SmallCap 600 Index8 returning 19.54% during the six-month period and the Russell 2000 Index9 up 16.90%. Growth outperformed value, with the S&P 500 Growth Index10 returning 12.19% versus 10.05% for the Value Index11.

In the U.S., stocks responded positively to corporate earnings for the third quarter, but another big test looms. According to Thomson Reuters, S&P 500 companies have issued 95 negative preannouncements regarding fourth-quarter earnings, versus just nine positive statements. If the negative-to-positive ratio of 10.6-to-1 holds, it would be the most negative guidance on record.

The Thomson Reuters consensus calls for the S&P 500’s per-share profits to rise 8.1% year-over-year in the fourth quarter and 7.1% in the first quarter of 2014 before rebounding to double-digit growth for the rest of the year. Investors would welcome such growth, as the index last delivered double-digit profit gains in the third quarter of 2011.

Foreign stocks came on strong in September and October but still lagged U.S. equities during the six-month period, hindered by concerns about economic growth. The MSCI EAFE (Europe, Australasia, and Far East) Index12, which focuses on developed markets, returned 8.53% during the six-month period, while the MSCI Emerging Market Index13 managed just 1.18%.

Europe has taken some steps to improve its financial situation. However, the euro zone’s economy expanded at an annualized rate of just 0.4% in the third quarter. The largest emerging economies continue to grow faster than Europe, but China’s expansion has slowed and neither Brazil nor Russia is expected to top 3% economic growth this year or next year.

For the six-month reporting period May 1, 2013 through October 31, 2013, certain stock market indices performed as follows:

S&P 500 Index	Dow Jones Industrial Average[14]	NASDAQ Composite Index[15]	MSCI All Country World ex-US (Net) Index[16]
11.15%	6.06%	18.55%	6.66%

The Trust, with assets of $12.8 billion as of October 31, 2013, gives investors access to every major asset class and sector. Whether you are looking for a comfortable retirement, to fund a child’s higher education, pursue tax-free income17, stay ahead of inflation, or keep your cash working, one or more of the Trust’s Funds may provide you with the diversification, flexibility, and professional management you need.18

Sincerely,

Sam Guerrieri

President

December 6, 2013

October 31, 2013 (unaudited) / PRESIDENT’S MESSAGE

iii

For more complete information, please download the Funds’ prospectus available on wilmingtonfunds.com or call 1-800-836-2211 for a copy. You should consider the Funds’ investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Funds’ prospectus, which you should read carefully before investing.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

1.	Barclays U.S. Aggregate Bond Index is widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.
2.	Barclays Municipal Bond Index tracks the performance of long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.
3.	Barclays U.S. Mortgage Backed Securities Index is composed of all securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA graduated Payment Mortgages. The index is unmanaged and investments cannot be made directly in an index.
4.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5.	Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.
6.	Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.
7.	The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.
8.	The S&P SmallCap 600 Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged and investments cannot be made directly in an index.
9.	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure large stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and investments cannot be made directly in an index.
10.	The S&P 500 Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.
11.	The S&P 500 Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 500 Index. The index is unmanaged and investments cannot be made directly in an index.
12.	MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index.
13.	MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The index is unmanaged and investments cannot be made directly in an index.
14.	Dow Jones Industrial Average (“DJIA”) represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average prices of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA’s average movements are leading economic indicators for the stock market as a whole. The average is unmanaged and investments cannot be made directly in an average.
15.	NASDAQ Composite Index measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ Stock Market. The index is unmanaged and investments cannot be made directly in an index.
16.	MSCI All Country World ex-US (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The index consists of 44 countries indices comprising 23 developed and 21 emerging market country indices. The index is unmanaged and investments cannot be made directly in an index.
17.	Income generated by tax-free funds may be subject to the federal alternative minimum tax and state and local taxes.
18.	Diversification does not assure a profit nor protect against loss.

PRESIDENT’S MESSAGE / October 31, 2013 (unaudited)

4

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees, and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 to October 31, 2013.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which is not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
Actual
Class A	$1,000.00	$1,061.50	$7.69	1.48%
Class I	$1,000.00	$1,063.30	$7.02	1.35%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,017.74	$7.53	1.48%
Class I	$1,000.00	$1,018.40	$6.87	1.35%

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND
Actual
Class A	$1,000.00	$1,023.60	$14.28	2.80%
Class I	$1,000.00	$1,024.60	$13.01	2.55%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,011.09	$14.19	2.80%
Class I	$1,000.00	$1,012.35	$12.93	2.55%

WILMINGTON MULTI-MANAGER REAL ASSET FUND
Actual
Class A	$1,000.00	$942.20	$6.27	1.28%
Class I	$1,000.00	$943.60	$5.05	1.03%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,018.75	$6.51	1.28%
Class I	$1,000.00	$1,020.01	$5.24	1.03%

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND
Actual
Class A	$1,000.00	$1,002.90	$3.08	0.61%
Class I	$1,000.00	$1,004.20	$1.82	0.36%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,022.13	$3.11	0.61%
Class I	$1,000.00	$1,023.39	$1.84	0.36%

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

5

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period[1]	Annualized Net Expense Ratio[2]
WILMINGTON STRATEGIC ALLOCATION MODERATE FUND
Actual
Class A	$1,000.00	$1,046.20	$4.33	0.84%
Class I	$1,000.00	$1,048.70	$3.05	0.59%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.23	$3.01	0.59%

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND
Actual
Class A	$1,000.00	$1,084.80	$4.62	0.88%
Class I	$1,000.00	$1,085.90	$3.31	0.63%
Hypothetical (assuming a 5% return before expense)
Class A	$1,000.00	$1,020.77	$4.48	0.88%
Class I	$1,000.00	$1,022.03	$3.21	0.63%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

6

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager International Fund

At October 31, 2013, the Fund’s sector classifications and country allocations were as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Financials	23.3%
Industrials	13.6%
Consumer Discretionary	10.2%
Materials	9.4%
Consumer Staples	9.4%
Energy	7.4%
Health Care	6.6%
Information Technology	5.1%
Telecommunication Services	3.8%
Utilities	2.0%
Investment Companies	3.5%
Call Warrants	1.1%
Preferred Stocks	1.0%
Real Estate Investment Trusts	0.6%
Certificates	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	2.7%
Other Assets and Liabilities – Net[2]	0.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

Country Allocation	Percentage of Total Net Assets
United Kingdom	14.8%
Japan	13.0%
France	9.4%
Switzerland	7.7%
Germany	7.1%
Canada	4.7%
Sweden	2.8%
China	2.5%
Australia	2.4%
Spain	2.2%
Netherlands	1.8%
Hong Kong	1.5%
Italy	1.5%
Taiwan	1.4%
Denmark	1.3%
Singapore	1.2%
Belgium	1.1%
Russia	1.1%
South Korea	1.0%
All other Country less than 1.0%	12.3%
Investment Companies	3.5%
Call Warrants	1.1%
Preferred Stocks	1.0%
Real Estate Investment Trusts	0.6%
Certificates	0.1%
Rights	0.0%[3]
Cash Equivalents[1]	2.7%
Other Assets and Liabilities – Net[2]	0.2%

TOTAL	100.0%

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 90.8%

ARGENTINA – 0.1%
Adecoagro SA*	5,500	$44,000
Arcos Dorados Holdings, Inc.#	6,100	73,446
Banco Macro SA ADR#,*	1,600	41,456
BBVA Banco Frances SA ADR#,*	2,720	19,720
Cresud SACIF y A ADR	2,226	23,262
Grupo Financiero Galicia SA ADR#	3,600	34,848
MercadoLibre, Inc.	860	115,786
Petrobras Argentina SA ADR	19,536	120,732
Telecom Argentina SA ADR*	4,350	85,130

Description	Number of Shares	Value

Transportadora de Gas del Sur SA ADR	10,400	$23,504

TOTAL ARGENTINA		$581,884

AUSTRALIA – 2.4%
AGL Energy Ltd.	4,217	62,336
ALS Ltd.	3,085	29,245
Alumina Ltd. ADR*	35,910	46,585
Amcor Ltd.	12,817	131,316
AMP Ltd.	4,825	21,616
APA Group	5,889	33,730
Arrium Ltd.	266,400	348,727

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	7

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Asciano Ltd.	34,831	$191,598
ASX Ltd.	1,019	35,337
Aurizon Holdings Ltd.	14,150	64,061
Australia & New Zealand Banking Group Ltd.	13,852	443,042
Bank of Queensland Ltd.	7,786	88,896
Bendigo & Adelaide Bank Ltd.	50,517	520,435
BHP Billiton Ltd.	12,699	452,014
BlueScope Steel Ltd.*	20,120	94,892
Boral Ltd.	21,033	98,204
Brambles Ltd.	12,481	109,707
Brickworks Ltd.	1,116	15,062
Challenger Ltd.	51,900	294,321
Coca-Cola Amatil Ltd.	1,210	14,753
Cochlear Ltd.	324	18,037
Commonwealth Bank of Australia	6,729	483,864
Crown Ltd.	3,732	59,506
CSL Ltd.	3,320	218,085
Downer EDI Ltd.	63,750	297,050
Echo Entertainment Group Ltd.	18,904	47,348
Fairfax Media Ltd.#	52,075	29,777
Fortescue Metals Group Ltd.	6,140	30,235
GPT Group	8,152	28,431
GrainCorp Ltd.	3,989	46,524
Harvey Norman Holdings Ltd.#	9,633	29,681
Incitec Pivot Ltd.	36,866	92,685
Insurance Australia Group Ltd.	19,936	116,447
Leighton Holdings Ltd.#	17,845	302,075
Lend Lease Group	53,136	572,527
Macquarie Group Ltd.	15,972	769,141
Metcash Ltd.	50,197	158,937
Mineral Resources Ltd.	24,300	260,219
Mirvac Group	19,153	31,498
National Australia Bank Ltd.	25,578	853,623
Newcrest Mining Ltd.	17,105	166,518
Orica Ltd.	3,980	79,259
Origin Energy Ltd.	31,484	435,347
OZ Minerals Ltd.	21,842	74,731
Primary Health Care Ltd.	11,418	53,311
Qantas Airways Ltd.*	37,254	43,837
QBE Insurance Group Ltd.	7,464	104,409
Ramsay Health Care Ltd.	1,156	42,393
Rio Tinto Ltd.	13,261	802,029
Santos Ltd.	30,443	436,491
Sims Metal Management Ltd.	5,437	51,182
Skilled Group Ltd.	87,000	290,266
Suncorp Group Ltd.	32,826	415,122
Tabcorp Holdings Ltd.	22,564	76,775
Tatts Group Ltd.	32,697	97,038

Description	Number of Shares	Value

Telstra Corp. Ltd.	10,691	$52,342
Toll Holdings Ltd.	11,181	60,976
Transurban Group	8,432	56,584
Treasury Wine Estates Ltd.	10,695	47,510
Wesfarmers Ltd.	29,211	1,186,353
Westpac Banking Corp.	12,489	404,760
Woodside Petroleum Ltd.	6,548	240,252
Woolworths Ltd.	7,507	247,625
WorleyParsons Ltd.	919	19,161

TOTAL AUSTRALIA		$13,025,838

AUSTRIA – 0.5%
Andritz AG	569	35,051
Erste Group Bank AG	39,364	1,388,277
Immofinanz AG	7,310	32,009
OMV AG	10,903	520,272
Raiffeisen International Bank Holding AG#	2,579	94,790
Telekom Austria AG	6,978	57,481
Voestalpine AG	6,212	293,390

TOTAL AUSTRIA		$2,421,270

BELGIUM – 1.1%
Ageas	5,970	254,076
Anheuser-Busch InBev NV#	37,217	3,870,718
Belgacom SA	407	11,143
Delhaize Group SA	7,345	469,365
Delhaize Group SA ADR	2,400	153,456
Groupe Bruxelles Lambert SA	603	53,848
KBC Groep NV	10,874	592,784
Mobistar SA	1,115	19,393
Solvay SA	2,050	320,926
Telenet Group Holding NV	726	39,873
UCB SA	2,066	135,824
Umicore SA	1,261	60,156

TOTAL BELGIUM		$5,981,562

BOTSWANA – 0.1%
Barclays Bank of Botswana Ltd.	100,300	65,790
Botswana Insurance Holdings Ltd.	60,900	75,525
First National Bank of Botswana	274,700	123,029
Sechaba Breweries Ltd.	61,203	130,003
Standard Chartered Bank Botswana Ltd.	41,700	56,861

TOTAL BOTSWANA		$451,208

BRAZIL – 0.7%
ALL America Latina Logistica SA	17,200	61,577
Banco do Brasil SA	8,167	108,458
Banco Santander Brasil SA	11,000	75,373
BM&FBovespa SA	21,807	122,945
BR Malls Participacoes SA	5,800	56,182

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

8	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

BRF SA	5,256	$123,411
CCR SA	13,100	108,943
Centrais Eletricas Brasileiras SA	9,100	28,841
CETIP SA - Mercados Organizados	5,500	60,986
Cia de Saneamento Basico do Estado de
Sao Paulo	9,000	95,375
Cia Energetica de Minas Gerais	2,768	24,502
Cia Siderurgica Nacional SA	10,200	55,503
Cielo SA	5,968	181,155
Cosan SA Industria e Comercio	1,200	24,062
CPFL Energia SA	4,800	41,011
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	7,500	56,078
EDP - Energias do Brasil SA	10,300	58,852
Embraer SA	11,800	86,122
Gafisa SA*	28,700	38,818
Itau Unibanco Holding SA ADR	96,572	1,488,175
LLX Logistica SA*	13,400	7,058
Localiza Rent a Car SA	5,040	82,118
Lojas Renner SA	2,500	75,328
Marfrig Alimentos SA*	14,350	29,146
MRV Engenharia e Participacoes SA	6,800	29,353
Natura Cosmeticos SA	3,600	71,994
Oi SA	9,480	17,012
PDG Realty SA Empreendimentos e
Participacoes	31,200	28,272
Souza Cruz SA	7,600	82,202
Tim Participacoes SA	12,106	61,713
Totvs SA	4,400	74,597
Tractebel Energia SA	4,800	81,636
Ultrapar Participacoes SA	3,000	79,948
Weg SA	3,900	50,661

TOTAL BRAZIL		$3,667,407

BULGARIA – 0.0%**
Central Cooperative Bank AD*	20,482	13,921
Chimimport AD*	10,600	9,714
Doverie Holding AD*	11,040	6,361
Olovno Tzinkov Komplex AD*	900	139
Petrol AD*	37,250	156,453
Sopharma AD Sofia	14,000	31,976

TOTAL BULGARIA		$218,564

CANADA – 4.7%
Agrium, Inc.	2,726	232,689
Air Canada	166,000	912,272
Alimentation Couche Tard, Inc.	1,400	94,824
Athabasca Oil Corp.*	3,780	23,565
Badger Daylighting Ltd.	12,000	851,906

Description	Number of Shares	Value

Bank of Montreal	3,900	$271,633
Bank of Nova Scotia	7,095	431,355
Barrick Gold Corp. (067901108)	51,844	1,005,255
Barrick Gold Corp. (2024644)	3,275	63,700
Baytex Energy Corp.#	436	18,199
Blackberry Ltd.*	12,417	98,012
Blackberry Ltd. ADR#,*	8,604	68,058
Bombardier, Inc.	85,500	388,692
Bonavista Energy Corp.#	1,621	18,703
Brookfield Asset Management, Inc.#	2,553	101,077
Brookfield Property Partners LP	146	2,801
CAE, Inc.	1,400	16,046
Cameco Corp.	1,611	30,578
Canadian Imperial Bank of Commerce	7,000	595,501
Canadian National Railway Co.	2,945	323,550
Canadian Natural Resources Ltd. (136385101)	21,257	674,910
Canadian Natural Resources Ltd. (2171573)	5,353	169,885
Canadian Pacific Railway Ltd.	133	19,011
Canadian Tire Corp. Ltd.	6,273	582,267
Canadian Utilities Ltd.	1,396	51,293
Cenovus Energy, Inc.	6,295	187,042
Constellation Software, Inc./Canada	4,000	728,682
Continental Gold Ltd.	61,400	232,609
Crescent Point Energy Corp.	2,822	109,589
DeeThree Exploration Ltd.	80,800	705,203
Dorel Industries, Inc.	8,700	323,251
Eldorado Gold Corp. (2307873)	2,689	18,130
Eldorado Gold Corp. (284902103)	910	6,143
Empire Co. Ltd.	8,000	589,115
Enbridge, Inc.	5,558	240,945
Enerplus Corp.	1,090	18,807
Ensign Energy Services, Inc.	2,332	39,856
Fairfax Financial Holdings Ltd.	450	196,375
Finning International, Inc.	1,116	25,731
First Quantum Minerals Ltd.	8,534	161,897
Franco-Nevada Corp.	1,300	58,488
Genworth MI Canada, Inc.	1,061	33,387
Gildan Activewear, Inc.	600	28,922
Goldcorp, Inc. (2676302)	6,240	158,955
Goldcorp, Inc. (380956409)	15,542	395,233
Husky Energy, Inc.	7,400	210,364
IAMGOLD Corp. (2446646)	8,028	41,039
IAMGOLD Corp. (450913108)	8,324	42,452
Imperial Oil Ltd.	2,819	123,099
Industrial Alliance Insurance & Financial
Services, Inc.	1,794	80,456
Intact Financial Corp.	1,031	64,303

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	9

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Intertape Polymer Group, Inc.	37,500	$539,491
Ithaca Energy, Inc.	238,900	559,072
Kinross Gold Corp.	14,013	71,231
Laurentian Bank of Canada	5,700	254,481
Lightstream Resources Ltd.#	3,400	21,848
Lundin Mining Corp.*	15,100	68,067
Magna International, Inc.	14,420	1,221,340
Manulife Financial Corp.	42,693	756,284
Metro, Inc.	5,700	356,602
Mullen Group Ltd.	25,700	688,686
National Bank of Canada	5,300	459,928
New Gold, Inc.*	3,377	19,822
Onex Corp.	500	26,418
Open Text Corp.	300	22,046
Pan American Silver Corp. (2669272)	600	6,376
Pan American Silver Corp. (697900108)	589	6,249
Pembina Pipeline Corp.	1,266	41,538
Pengrowth Energy Corp.	6,876	44,184
Penn West Petroleum Ltd. (707887105)	3,500	39,165
Penn West Petroleum Ltd. (B63FY34)	6,303	70,366
Potash Corp. of Saskatchewan, Inc. (2696980)	2,536	78,805
Potash Corp. of Saskatchewan, Inc. (73755L107)	37,874	1,177,881
Power Corp. of Canada	1,700	50,088
Power Financial Corp.	3,300	108,592
Precision Drilling Corp. (74022D308)	3,100	32,829
Precision Drilling Corp. (B5YPLH9)	8,400	88,862
Ritchie Bros. Auctioneers, Inc.	500	9,883
Rogers Communications, Inc.	1,391	63,130
Royal Bank of Canada#	5,300	355,926
Saputo, Inc.	800	39,584
Shaw Communications, Inc.	3,600	86,111
Sherritt International Corp.	44,900	153,736
Shoppers Drug Mart Corp.	1,200	70,114
Silver Wheaton Corp.	1,891	42,911
SNC-Lavalin Group, Inc.	800	33,614
Stantec, Inc.	13,300	790,359
Sun Life Financial, Inc. (2566124)	9,736	327,914
Suncor Energy, Inc.	41,896	1,522,505
Talisman Energy, Inc. (2068299)	26,290	327,817
Teck Resources Ltd. (2879327)	4,400	117,738
Teck Resources Ltd. (878742204)	11,509	307,751
TELUS Corp.	2,362	82,505
Thomson Reuters Corp.	8,775	329,741
Tim Hortons, Inc.	800	47,755
Toronto-Dominion Bank	3,305	303,160
Tourmaline Oil Corp.*	1,041	40,366

Description	Number of Shares	Value

TransAlta Corp.	8,900	$119,759
TransCanada Corp.	2,048	92,299
Transcontinental, Inc.	18,800	300,216
Valeant Pharmaceuticals International, Inc.*	2,239	236,538
Vermilion Energy, Inc.	982	53,976
West Fraser Timber Co. Ltd.	4,100	375,809
Yamana Gold, Inc.	20,386	202,169

TOTAL CANADA		$25,109,492

CAYMAN ISLANDS – 0.1%
Bloomage Biotechnology Corp. Ltd.	185,000	388,469

CHILE – 0.4%
AES Gener SA	51,000	30,637
Aguas Andinas SA	57,100	38,523
Antarchile SA	5,564	85,255
Banco de Chile	842,020	128,871
Banco de Credito e Inversiones	2,004	117,869
Banco Santander Chile ADR	878,590	112,104
CAP SA	2,590	53,929
Cencosud SA	25,800	105,230
Cia Cervecerias Unidas SA ADR	2,500	66,725
Cia General de Electricidad SA	7,900	44,880
Colbun SA	160,447	39,851
Corpbanca SA	6,076,800	68,200
Empresa Nacional de Electricidad SA ADR	2,200	99,220
Empresas CMPC SA	40,150	119,059
Empresas COPEC SA	14,546	212,932
Enersis SA	404,755	135,519
ENTEL Chile SA	3,669	56,481
Latam Airlines Group SA	5,926	98,226
Parque Arauco SA	28,900	55,835
Quinenco SA	31,602	84,519
SACI Falabella	21,748	216,431
Sociedad Matriz SAAM SA	373,941	37,588
Sonda SA	49,407	128,174
Vina Concha y Toro SA ADR	1,100	40,755

TOTAL CHILE		$2,176,813

CHINA – 2.5%
Agricultural Bank of China Ltd.	132,000	63,506
Aluminum Corp. of China Ltd.#,*	142,000	53,115
Angang Steel Co Ltd.	374,000	226,725
Anhui Conch Cement Co. Ltd.	15,000	52,335
Baidu, Inc. ADR*	2,100	337,890
Bank of China Ltd.	384,000	179,791
Bank of Communications Co. Ltd.	78,800	57,629
Beijing Capital International Airport Co. Ltd.	90,000	63,498
Belle International Holdings Ltd.	55,000	77,609

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

10	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Biostime International Holdings Ltd.	71,000	$538,018
Brilliance China Automotive Holdings Ltd.	28,000	48,972
Byd Co. Ltd.*	6,000	29,718
Chaoda Modern Agriculture††	98,140	—
China Agri-Industries Holdings Ltd.	145,000	68,077
China CITIC Bank Corp. Ltd.	156,000	87,527
China Coal Energy Co. Ltd.#	75,000	46,047
China Communications Construction Co. Ltd.	96,000	78,380
China Construction Bank Corp.	452,810	351,595
China COSCO Holdings Co. Ltd.#,*	135,500	64,316
China Eastern Airlines Corp. Ltd.#,*	74,000	25,580
China Life Insurance Co. Ltd.	42,000	111,596
China Longyuan Power Group Corp.	37,000	42,522
China Mengniu Dairy Co. Ltd.	15,000	65,974
China Merchants Bank Co. Ltd.	55,552	110,344
China Merchants Holdings International Co. Ltd.	18,000	63,846
China Minsheng Banking Corp. Ltd.	60,000	68,799
China Mobile Ltd.	58,000	608,951
China National Building Material Co Ltd.#	34,000	33,241
China Oilfield Services Ltd.	30,000	83,967
China Overseas Land & Investment Ltd.	20,320	62,902
China Pacific Insurance Group Co. Ltd.	114,800	414,601
China Petroleum & Chemical Corp.	235,800	192,521
China Railway Construction Corp. Ltd.#	29,400	32,233
China Resources Enterprise Ltd.	26,000	92,055
China Resources Land Ltd.	28,000	81,078
China Resources Power Holdings Co. Ltd.	39,600	103,686
China Shenhua Energy Co. Ltd.	32,000	97,407
China Shipping Development Co. Ltd.#,*	112,000	63,418
China Southern Airlines Co. Ltd.	81,000	29,880
China Telecom Corp. Ltd.	202,000	105,520
China Unicom Hong Kong Ltd.	54,652	86,281
China Yurun Food Group Ltd.#,*	106,000	70,275
CNOOC Ltd.	150,000	308,010
COSCO Pacific Ltd.	38,000	55,385
Ctrip.com International Ltd. ADR*	1,600	86,800
Datang International Power Generation Co. Ltd.	132,000	60,441
Dongfeng Motor Group Co. Ltd.	30,000	42,409
Great Wall Motor Co. Ltd.	10,000	58,751
Guangzhou Automobile Group Co. Ltd.	64,974	77,101
Hengan International Group Co. Ltd.	13,000	159,209
Hilong Holding Ltd.	904,000	601,656
Industrial & Commercial Bank of China	455,000	318,670
Inner Mongolia Yitai Coal Co.	13,200	25,872

Description	Number of Shares	Value

Intime Retail Group Co. Ltd.	35,000	$41,668
Jiangxi Copper Co. Ltd.	20,000	38,437
Kingboard Chemical Holdings Ltd.	136,200	358,374
Kingsoft Corp. Ltd.	314,000	780,039
Kunlun Energy Co. Ltd.	54,000	88,317
Lenovo Group Ltd.	40,000	42,822
NetEase, Inc. ADR	1,300	87,763
New Oriental Education & Technology Group ADR	2,600	68,146
Nine Dragons Paper Holdings Ltd.	93,000	76,770
NQ Mobile, Inc. ADR*	32,200	463,680
Parkson Retail Group Ltd.	84,000	28,820
PetroChina Co. Ltd.	998,000	1,143,072
PICC Property & Casualty Co. Ltd.	58,000	88,874
Ping An Insurance Group Co. of China Ltd.	11,000	86,618
Qihoo 360 Technology Co Ltd. ADR*	700	57,848
Shandong Weigao Group Medical Polymer Co. Ltd.	64,000	60,095
Shanghai Electric Group Co. Ltd.	90,000	31,807
Shanghai Industrial Holdings Ltd.	13,000	43,009
Sihuan Pharmaceutical Holdings Group Ltd.	1,354,000	1,009,431
SINA Corp.*	900	75,204
Sinopec Shanghai Petrochemical Co. Ltd.*	81,000	21,418
Sohu.com, Inc.*	700	46,872
TCL Communication Technology Holdings Ltd.	414,000	376,461
Tencent Holdings Ltd.	7,200	393,014
Tingyi Cayman Islands Holding Corp.	44,000	124,287
Trigiant Group Ltd.	1,072,000	405,128
Want Want China Holdings Ltd.	65,000	99,936
Wumart Stores, Inc.	27,000	45,064
Yangzijiang Shipbuilding Holdings Ltd.	28,000	26,598
Yantai Changyu Pioneer Wine Co. Ltd.	9,100	28,991
Yanzhou Coal Mining Co. Ltd.	40,000	41,481
Youku Tudou, Inc. ADR*	1,300	35,412
Zijin Mining Group Co. Ltd.	90,000	20,779
ZTE Corp.	11,440	24,937

TOTAL CHINA		$13,226,901

COLOMBIA – 0.2%
Almacenes Exito SA	7,203	120,662
Banco de Bogota SA	2,320	82,166
Bancolombia SA ADR	2,100	117,873
Cementos Argos SA	7,800	41,177
Ecopetrol SA	64,690	153,833
Empresa de Energia de Bogota SA	67,410	56,640
Grupo Argos SA	5,900	68,405
Grupo Aval Acciones y Valores	107,700	75,695
Grupo de Inversiones Suramericana SA	3,700	73,322

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	11

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Grupo Nutresa SA	8,078	$115,257
Grupo Odinsa SA	6,073	28,049
Interconexion Electrica SA ESP	13,178	65,181
Isagen SA ESP*	48,800	77,880

TOTAL COLOMBIA		$1,076,140

CROATIA – 0.1%
Atlantska Plovidba DD*	562	34,641
Ericsson Nikola Tesla	200	50,975
Hrvatski Telekom DD	5,250	155,844
Koncar-Elektroindustrija DD	920	118,010
Petrokemija DD*	1,500	46,289
Podravka DD*	1,000	43,108
Privredna Banka Zagreb DD	830	61,388
Tankerska Plovidba DD*	40	1,964
VIRO Tvornica Secera	370	39,816
Zagrebacka Banka DD*	3,000	14,030

TOTAL CROATIA		$566,065

CZECH REPUBLIC – 0.2%
CEZ AS	14,700	423,127
Komercni Banka AS	1,400	347,578
New World Resources PLC	17,370	24,771
Pegas Nonwovens SA	1,790	55,574
Philip Morris CR AS	180	102,155
Telefonica Czech Republic AS	9,102	148,479
Unipetrol AS*	15,059	134,714

TOTAL CZECH REPUBLIC		$1,236,398

DENMARK – 1.3%
AP Moeller - Maersk A/S Class A	36	348,318
AP Moeller - Maersk A/S Class B	10	90,365
Auriga Industries	12,800	502,143
Carlsberg A/S	3,041	303,643
Coloplast A/S	685	44,667
Danske Bank A/S*	16,125	376,614
DSV A/S	1,213	35,485
GN Store Nord A/S	29,100	663,765
H Lundbeck A/S	1,328	28,551
Novo-Nordisk A/S	17,721	2,948,526
Novozymes A/S	1,740	68,165
Pandora A/S	14,700	700,847
SimCorp. A/S	12,900	422,701
TDC A/S	17,634	159,222
Tryg A/S	98	8,956
Vestas Wind Systems A/S	835	22,421
William Demant Holding A/S*	139	13,753

TOTAL DENMARK		$6,738,142

Description	Number of Shares	Value

EGYPT – 0.2%
Alexandria Mineral Oils Co.	4,000	$36,665
Commercial International Bank Egypt SAE	47,570	294,537
Eastern Tobacco	3,670	54,808
Egyptian Financial Group-Hermes Holding*	45,180	52,800
Egyptian Kuwaiti Holding Co. SAE	49,173	45,731
ElSwedy Electric Co.	6,134	23,856
EZZ Steel*	42,100	77,742
Juhayna Food Industries	63,000	116,153
Orascom Telecom Holding SAE*	324,755	223,000
Orascom Telecom Media & Technology Holding SAE	224,975	22,209
Oriental Weavers	8,100	35,277
Sidi Kerir Petrochemicals Co.	20,750	49,885
Talaat Moustafa Group*	84,387	67,747

TOTAL EGYPT		$1,100,410

ESTONIA – 0.1%
AS Merko Ehitus	4,300	43,204
AS Tallinna Vesi	5,400	82,850
Nordecon AS*	12,000	16,293
Olympic Entertainment Group AS	42,630	111,132
Tallink Group AS	198,320	259,307
Tallinna Kaubamaja AS	11,600	86,152

TOTAL ESTONIA		$598,938

FINLAND – 0.3%
Cramo OYJ	5,900	117,998
Fortum OYJ	3,759	83,702
Huhtamaki OYJ	26,400	635,169
Kesko OYJ	1,647	54,743
Kone OYJ	1,850	163,144
Neste Oil OYJ	921	18,270
Nokia OYJ*	8,722	65,962
Nokian Renkaat OYJ	1,315	66,544
Stora Enso OYJ	21,130	196,522
UPM-Kymmene OYJ	12,909	205,244
Wartsila OYJ Abp	1,520	67,424

TOTAL FINLAND		$1,674,722

FRANCE – 9.4%
Accor SA	34,046	1,526,155
Air Liquide SA	14,127	1,923,854
Alcatel-Lucent/France	268,100	1,025,428
Alstom SA	14,045	522,509
Arkema SA	2,400	272,485
AtoS	272	23,222
AXA SA	221,669	5,537,887
BNP Paribas SA	35,308	2,614,627
Bollore SA	83	45,286

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

12	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Bouygues SA	4,862	$190,054
Bureau Veritas SA	1,528	46,140
Cap Gemini SA	2,308	151,828
Casino Guichard Perrachon SA	1,573	177,075
CGG SA Sponsored ADR	1,200	26,340
Christian Dior SA	241	45,811
Cie de St-Gobain	52,148	2,743,309
Cie Generale de Geophysique -Veritas*	2,084	45,853
Cie Generale des Etablissements Michelin	1,176	122,980
CNP Assurances	7,090	125,144
Credit Agricole SA*	47,368	572,203
Danone SA	32,520	2,411,702
Dassault Systemes SA	446	54,204
Edenred	1,941	65,951
Electricite de France SA	24,507	859,813
Essilor International SA	14,777	1,587,026
Eutelsat Communications SA	577	18,289
GDF Suez	40,166	1,000,182
Gemalto NV#	596	66,834
Hermes International	4	1,363
Iliad SA	79	18,063
Imerys SA	2,600	208,880
JCDecaux SA	26,075	1,047,588
Kering	249	56,578
Lafarge SA	5,629	389,630
Lagardere SCA	2,100	76,386
Legrand SA	29,827	1,694,021
L’Oreal SA	14,443	2,473,808
LVMH Moet Hennessy Louis Vuitton SA	5,722	1,101,655
Metropole Television SA	132	3,042
Natixis	49,439	266,625
Orange SA	54,358	746,167
Pernod-Ricard SA	21,195	2,546,819
Peugeot SA*	11,715	154,385
Plastic Omnium SA	27,900	799,297
Publicis Groupe SA	1,378	114,935
Renault SA	7,238	633,968
Rexel SA	4,161	104,235
Sa des Ciments Vicat	165	12,333
Safran SA	1,839	117,542
Sanofi	23,382	2,493,411
Schneider Electric SA	38,482	3,242,058
SCOR SE	23,165	818,863
SES SA	23,472	683,277
SES SA Depository Receipt	894	25,952
Societe BIC SA	157	19,622
Societe Generale SA	21,110	1,198,654
Sodexo	699	67,849

Description	Number of Shares	Value

STMicroelectronics NV	16,726	$129,355
Suez Environnement Co.	2,225	38,835
Technip SA	714	74,792
Thales SA	19,500	1,196,725
Total SA	34,772	2,137,044
Valeo SA	3,200	317,823
Vallourec SA	832	49,507
Veolia Environnement SA	6,814	116,757
Vinci SA	1,080	69,279
Vivendi SA	59,243	1,503,778
Zodiac Aerospace	299	47,904

TOTAL FRANCE		$50,600,996

GERMANY – 7.1%
Adidas AG	7,461	851,748
Allianz SE	30,723	5,168,402
Aurelius AG	15,800	539,316
BASF SE	7,762	807,595
Bayer AG	14,366	1,785,534
Bayerische Motoren Werke AG	13,169	1,493,718
Brenntag AG	209	35,415
Celesio AG#	1,825	56,831
Commerzbank AG*	16,913	217,444
Continental AG	451	82,636
Daimler AG	67,714	5,556,794
Deutsche Bank AG	29,505	1,426,739
Deutsche Boerse AG	12,727	958,185
Deutsche Lufthansa AG	3,357	65,020
Deutsche Post AG	2,070	70,053
Deutsche Telekom AG	7,569	119,211
Deutz AG	39,600	376,907
DMG MORI SEIKI AG	11,500	378,878
Duerr AG	11,000	964,821
E.ON AG	46,603	851,371
Fraport AG Frankfurt Airport Services Worldwide	520	40,293
Freenet AG	31,600	823,133
Fresenius Medical Care AG & Co. KGaA	15,431	1,021,596
Fresenius SE & Co. KGaA	15,511	2,016,087
GEA Group AG	1,277	55,570
HeidelbergCement AG	3,724	293,568
Henkel AG & Co. KGaA	1,303	120,462
Hochtief AG	458	41,546
Lanxess AG	790	55,605
Linde AG	16,172	3,072,968
Merck KGaA	487	81,066
Metro AG	7,100	332,919
Muenchener Rueckversicherungs AG	6,615	1,382,261

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	13

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Nordex SE	47,400	$833,431
Osram Licht AG*	311	16,116
ProSiebenSat.1 Media AG	1,194	56,870
Rheinmetall AG	4,100	254,319
RWE AG	12,620	465,897
SAP AG	55,656	4,372,318
Siemens AG	3,113	398,070
Suedzucker AG	389	12,533
United Internet AG	702	27,736
Volkswagen AG	2,985	731,548

TOTAL GERMANY		$38,312,530

GHANA – 0.1%
CAL Bank Ltd.	498,146	224,390
Ghana Commercial Bank Ltd.	106,696	240,306
HFC Bank Ghana Ltd.	160,050	49,745
Produce Buying Co. Ltd.	288,000	22,054
Standard Chartered Bank Ghana Ltd.	13,200	86,335

TOTAL GHANA		$622,830

GREECE – 0.2%
Alpha Bank AE	105,100	94,467
Dryships, Inc.#	6,700	18,425
Ellaktor SA	8,300	36,175
Frigoglass SA	2,200	17,624
Hellenic Petroleum SA	2,284	29,771
Hellenic Telecommunications Organization SA	12,500	157,669
Metka SA	1,500	28,207
Motor Oil Hellas Corinth Refineries SA	4,200	50,069
National Bank of Greece SA*	9,400	52,966
OPAP SA	13,500	167,717
Piraeus Bank SA	27,700	57,543
Public Power Corp. SA	5,900	87,798
Titan Cement Co. SA	3,548	96,828

TOTAL GREECE		$895,259

HONG KONG – 1.5%
AIA Group Ltd.	177,800	902,415
ASM Pacific Technology Ltd.	1,100	10,606
Bank of East Asia Ltd.	13,200	57,121
Cheung Kong Holdings Ltd.	155,000	2,423,063
Cheung Kong Infrastructure Holdings Ltd.	3,000	20,876
China Gas Holdings Ltd.	536,000	597,322
CLP Holdings Ltd.	9,000	72,436
Dah Sing Financial Holdings Ltd.	48,800	303,702
Hang Lung Group Ltd.	6,000	31,729
Hang Lung Properties Ltd.	157,000	517,393
Henderson Land Development Co. Ltd.	19,927	118,102

Description	Number of Shares	Value

HKT Trust / HKT Ltd.	346	$321
Hong Kong & China Gas Co. Ltd.	53,625	125,330
Hong Kong Exchanges and Clearing Ltd.	4,200	67,716
Hongkong & Shanghai Hotels	6,000	9,442
Hopewell Holdings Ltd.	10,000	33,664
Huabao International Holdings Ltd.	692,000	303,470
Hutchison Whampoa Ltd.	25,400	316,476
Hysan Development Co. Ltd.	8,000	37,405
Johnson Electric Holdings Ltd.	190,500	137,107
Kerry Properties Ltd.	5,000	21,669
Man Wah Holdings Ltd.	506,000	871,941
MTR Corp. Ltd.	5,500	21,318
New World Development Co. Ltd.	106,913	148,103
Orient Overseas International Ltd.	2,500	12,914
Sands China Ltd.	22,000	156,352
Shangri-La Asia Ltd.	2,857	5,233
Sino Land Co. Ltd.	34,000	47,713
Sun Hung Kai Properties Ltd.	21,000	275,197
Wharf Holdings Ltd.	19,000	160,028
Wheelock & Co. Ltd.	29,000	148,123
Wynn Macau Ltd.	20,000	76,744

TOTAL HONG KONG		$8,031,031

HUNGARY – 0.2%
Magyar Telekom Telecommunications PLC	81,250	111,582
MOL Hungarian Oil & Gas PLC	4,913	336,228
OTP Bank PLC	18,150	376,804
Richter Gedeon Nyrt	18,510	351,971

TOTAL HUNGARY		$1,176,585

INDIA – 0.2%
GAIL India Ltd. GDR	1,770	61,561
ICICI Bank Ltd. ADR	3,600	134,352
Infosys Ltd. ADR	6,900	366,114
Reliance Industries Ltd. GDR•,Ω	11,800	352,466
State Bank of India GDR	1,710	100,206
Tata Motors Ltd. ADR	2,390	74,855
Wipro Ltd. ADR#	7,400	82,140

TOTAL INDIA		$1,171,694

INDONESIA – 0.5%
Adaro Energy Tbk PT	719,000	65,059
AKR Corporindo Tbk PT	143,500	61,741
Aneka Tambang Persero Tbk PT	221,500	31,439
Astra International Tbk PT	309,500	182,584
Bank Central Asia Tbk PT	215,500	199,776
Bank Danamon Indonesia Tbk PT	81,122	30,945
Bank Mandiri Persero Tbk PT	206,500	157,543

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

14	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Bank Negara Indonesia Persero Tbk PT	142,000	$60,466
Bank Rakyat Indonesia Persero Tbk PT	231,500	162,240
Bumi Resources Tbk PT*	1,083,000	43,714
Charoen Pokphand Indonesia Tbk PT	200,000	69,195
Gudang Garam Tbk PT	18,000	58,922
Indo Tambangraya Megah Tbk PT	21,000	55,702
Indocement Tunggal Prakarsa Tbk PT	48,000	88,995
Indofood Sukses Makmur Tbk PT	148,000	87,310
Indosat Tbk PT	70,500	27,518
Kalbe Farma Tbk PT	870,000	100,333
Lippo Karawaci Tbk PT	501,000	50,222
Perusahaan Gas Negara Persero Tbk PT	345,500	156,314
Semen Indonesia Persero Tbk PT	100,500	127,937
Surya Semesta Internusa Tbk PT	410,000	29,097
Tambang Batubara Bukit Asam Persero Tbk PT	54,500	58,743
Telekomunikasi Indonesia Persero Tbk PT	1,302,500	271,535
Unilever Indonesia Tbk PT	24,000	63,872
United Tractors Tbk PT	75,500	117,210
XL Axiata Tbk PT	70,000	27,789

TOTAL INDONESIA		$2,386,201

IRELAND – 0.7%
Bank of Ireland*	100,824	36,961
CRH PLC	86,463	2,111,424
CRH PLC ADR	2,171	53,146
Elan Corp. PLC*	3,601	59,649
Icon PLC*	16,700	675,348
James Hardie Industries PLC	2,466	25,475
Kerry Group PLC	1,457	93,304
Permanent TSB Group Holdings PLC*	38,000	2,084
Smurfit Kappa Group PLC	32,900	799,595

TOTAL IRELAND		$3,856,986

ISRAEL – 0.2%
Bank Hapoalim BM	49,877	267,472
Bank Leumi Le-Israel BM*	55,972	213,650
Teva Pharmaceutical Industries Ltd.	10,501	393,089
Teva Pharmaceutical Industries Ltd. ADR	700	25,963

TOTAL ISRAEL		$900,174

ITALY – 1.5%
Assicurazioni Generali SpA	4,642	108,532
Atlantia SpA	1,615	35,413
Banca Monte dei Paschi di Siena SpA#,*	101,271	32,038
Banco Popolare SC*	12,600	25,080
Enel SpA	161,381	712,126
Eni SpA	34,214	866,372
ERG SpA	47,000	574,330

Description	Number of Shares	Value

Exor SpA	1,244	$49,303
Fiat SpA*	7,913	62,207
Finmeccanica SpA*	5,982	43,900
Intesa Sanpaolo SpA	1,222,778	3,039,886
Luxottica Group SpA	672	36,496
Mediaset SpA*	13,498	67,663
Mediobanca SpA	2,499	22,818
Pirelli & C. SpA	1,489	20,985
Prysmian SpA	1,573	38,443
Saipem SpA	1,916	44,901
Telecom Italia SpA	194,171	230,584
UniCredit SpA*	177,580	1,335,750
Unione di Banche Italiane SCPA	42,922	297,215
Yoox SpA	12,900	464,148

TOTAL ITALY		$8,108,190

JAPAN – 13.0%
ABC-Mart, Inc.	100	4,993
Aeon Co. Ltd.	12,100	164,525
Aeon Mall Co. Ltd.	440	12,480
Ain Pharmaciez, Inc.	4,700	203,620
Aisin Seiki Co. Ltd.	3,100	125,318
Ajinomoto Co., Inc.	6,000	83,779
Alfresa Holdings Corp.	900	49,059
Amada Co. Ltd.	8,000	68,504
Aoyama Trading Co. Ltd.	400	10,158
Asahi Glass Co. Ltd.	32,000	196,888
Asahi Group Holdings Ltd.	3,100	83,545
Asahi Kasei Corp.	19,000	143,954
Asics Corp.	2,000	35,127
Astellas Pharma, Inc.	12,000	666,328
Autobacs Seven Co. Ltd.	1,200	17,451
Azbil Corp.	800	19,249
Bank of Kyoto Ltd.	4,000	35,066
Bank of Yokohama Ltd.	23,000	126,309
Benesse Holdings, Inc.	400	14,889
Bridgestone Corp.	5,300	180,835
Brother Industries Ltd.	21,600	244,051
Canon Marketing Japan, Inc.	1,600	21,365
Canon, Inc.	4,000	125,699
Casio Computer Co. Ltd.	4,200	40,022
Central Glass Co. Ltd.	82,000	284,369
Central Japan Railway Co.	500	64,578
Chiba Bank Ltd.	13,000	92,281
Chiyoda Corp.	2,000	25,262
Chugai Pharmaceutical Co. Ltd.	2,700	63,265
Citizen Holdings Co. Ltd.	10,300	73,011
Coca-Cola West Co. Ltd.	1,400	28,347

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	15

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

COMSYS Holdings Corp.	3,000	$41,493
Cosmo Oil Co. Ltd.*	12,000	21,113
Credit Saison Co. Ltd.	1,500	40,822
Dai Nippon Printing Co. Ltd.	12,000	125,455
Daicel Corp.	4,000	33,601
Daido Steel Co. Ltd.	5,000	28,577
Daihatsu Motor Co. Ltd.	2,000	38,686
Dai-ichi Life Insurance Co. Ltd.	2,600	36,912
Dainippon Sumitomo Pharma Co. Ltd.	1,400	18,737
Daishi Bank Ltd.	6,000	20,869
Daito Trust Construction Co. Ltd.	600	61,080
Daiwa House Industry Co. Ltd.	3,000	59,829
DCM Holdings Co. Ltd.	28,600	199,237
Denso Corp.	16,900	808,649
Dentsu, Inc.	32,400	1,217,512
Doutor Nichires Holdings Co. Ltd.	28,600	518,599
East Japan Railway Co.	10,500	908,726
Ebara Corp.	8,000	42,795
Eizo Nanao Corp.	9,500	233,032
Exedy Corp.	11,200	331,569
F@N Communications, Inc.	24,200	560,885
FamilyMart Co. Ltd.	300	13,409
FANUC Corp.	23,200	3,708,980
Fast Retailing Co. Ltd.	500	167,040
Fuji Heavy Industries Ltd.	1,000	27,164
Fuji Media Holdings, Inc.	1,800	35,751
FUJIFILM Holdings Corp.	15,300	372,348
Fujitsu Ltd.	57,000	244,046
Fukuoka Financial Group, Inc.	33,000	148,337
Geo Holdings Corp.	20,000	186,311
Glory Ltd.	1,200	29,667
Gree, Inc.	900	7,734
Gunma Bank Ltd.	9,000	51,805
H2O Retailing Corp.	2,000	16,943
Hachijuni Bank Ltd.	10,000	61,426
Hakuhodo DY Holdings, Inc.	2,100	16,188
Hamamatsu Photonics KK	300	11,197
Hankyu Hanshin Holdings, Inc.	27,000	151,022
Hino Motors Ltd.	19,000	266,460
Hirose Electric Co. Ltd.	300	45,581
Hiroshima Bank Ltd.	4,000	16,923
Hisamitsu Pharmaceutical Co., Inc.	300	16,170
Hitachi Capital Corp.	24,400	652,122
Hitachi Chemical Co. Ltd.	2,200	33,628
Hitachi Construction Machinery Co. Ltd.	600	12,613
Hitachi High-Technologies Corp.	900	20,612
Hitachi Ltd.	14,000	97,529
Hitachi Metals Ltd.	46,000	617,513

Description	Number of Shares	Value

Hitachi Transport System Ltd.	1,300	$20,598
Hokkaido Electric Power Co., Inc.*	7,300	93,691
Hokuhoku Financial Group, Inc.	29,000	59,575
Honda Motor Co. Ltd.	6,400	254,815
House Foods Corp.	1,600	25,286
Hoya Corp.	1,500	35,894
Ibiden Co. Ltd.	6,300	108,663
Idemitsu Kosan Co. Ltd.	300	25,048
IHI Corp.	21,000	88,417
Inpex Corp.	18,800	216,813
Isetan Mitsukoshi Holdings Ltd.	8,900	134,229
Isuzu Motors Ltd.	113,000	698,709
Ito En Ltd.	100	2,241
ITOCHU Corp.	61,800	740,369
Iyo Bank Ltd.	6,000	62,361
J Front Retailing Co. Ltd.	7,000	54,246
Japan Airlines Co. Ltd.	600	34,964
Japan Tobacco, Inc.	108,400	3,913,556
JFE Holdings, Inc.	15,100	341,220
JGC Corp.	2,000	76,172
Joyo Bank Ltd.	9,000	46,497
JTEKT Corp.	2,500	31,857
Juroku Bank Ltd.	3,000	11,716
JX Holdings, Inc.	124,980	616,449
Kajima Corp.	5,000	21,102
Kamigumi Co. Ltd.	4,000	34,699
Kanamoto Co. Ltd.	26,000	699,908
Kaneka Corp.	9,000	56,839
Kansai Electric Power Co., Inc.*	10,600	133,672
Kansai Paint Co. Ltd.	2,000	26,686
Kao Corp.	4,100	136,138
Kato Works Co. Ltd.	101,000	690,247
Kawasaki Kisen Kaisha Ltd.	21,000	47,839
KDDI Corp.	30,400	1,641,657
Keikyu Corp.	4,000	37,547
Keio Corp.	5,000	34,527
Keisei Electric Railway Co. Ltd.	1,000	10,282
Keyence Corp.	430	183,667
Kinden Corp.	3,000	32,828
Kintetsu Corp.	12,000	44,056
Kobe Steel Ltd.*	23,000	40,466
Komatsu Ltd.	67,500	1,469,032
Konica Minolta, Inc.	26,500	218,834
K’s Holdings Corp.	1,000	29,248
Kubota Corp.	10,000	147,259
Kuraray Co. Ltd.	2,300	26,899
Kyocera Corp.	17,100	883,434
Kyocera Corp. ADR#	6,400	330,899

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

16	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Kyowa Exeo Corp.	16,100	$190,587
Kyowa Hakko Kirin Co. Ltd.	5,000	55,070
Kyushu Electric Power Co., Inc.*	6,900	96,767
Lawson, Inc.	500	40,018
LIXIL Group Corp.	3,300	77,122
Makita Corp.	400	20,136
Marubeni Corp.	97,000	756,626
Marui Group Co. Ltd.	5,100	48,599
McDonald’s Holdings Co Japan Ltd.	300	8,286
Medipal Holdings Corp.	4,550	61,265
Megmilk Snow Brand Co. Ltd.	17,500	248,271
MEIJI Holdings Co. Ltd.	800	44,585
Ministop Co. Ltd.	9,600	149,667
Miraca Holdings, Inc.	3,400	152,660
Mitsubishi Chemical Holdings Corp.	27,500	128,089
Mitsubishi Corp.	81,600	1,644,781
Mitsubishi Electric Corp.	66,000	721,550
Mitsubishi Estate Co. Ltd.	11,000	312,895
Mitsubishi Gas Chemical Co., Inc.	2,000	16,272
Mitsubishi Heavy Industries Ltd.	21,000	132,838
Mitsubishi Logistics Corp.	1,000	13,821
Mitsubishi Materials Corp.	32,000	124,642
Mitsubishi Tanabe Pharma Corp.	3,200	45,040
Mitsubishi UFJ Financial Group, Inc.	513,994	3,240,886
Mitsui & Co. Ltd.	46,092	656,247
Mitsui Chemicals, Inc.	18,000	47,595
Mitsui Engineering & Shipbuilding Co Ltd.	292,000	570,162
Mitsui Fudosan Co. Ltd.	6,000	197,397
Mitsui OSK Lines Ltd.	21,000	88,417
Mizuho Financial Group, Inc.	378,700	789,520
MS&AD Insurance Group Holdings	10,900	279,899
Nabtesco Corp.	1,000	24,316
Nagase & Co. Ltd.	3,000	37,191
NEC Corp.	53,000	118,580
Next Co. Ltd.	11,900	360,038
Nikon Corp.	2,800	51,541
Nintendo Co. Ltd.	500	56,036
Nippon Electric Glass Co. Ltd.	15,000	76,884
Nippon Express Co. Ltd.	20,000	100,071
Nippon Meat Packers, Inc.	2,000	29,167
Nippon Paper Industries Co. Ltd.#	7,400	117,626
Nippon Shokubai Co. Ltd.	1,000	12,234
Nippon Steel & Sumitomo Metal Corp.	178,340	585,821
Nippon Telegraph & Telephone Corp.	17,000	879,996
Nippon Yusen KK	41,000	124,672
Nishi-Nippon City Bank Ltd.	44,000	118,580
Nissan Motor Co. Ltd.	29,000	289,617
Nisshin Seifun Group, Inc.	7,150	77,295

Description	Number of Shares	Value

Nisshin Steel Holdings Co. Ltd.	10,415	$138,224
Nisshinbo Holdings, Inc.	3,000	26,360
Nitto Denko Corp.	900	46,954
NKSJ Holdings, Inc.	8,000	205,675
NOF Corp.	42,000	290,878
NOK Corp.	500	7,688
Nomura Holdings, Inc.	26,900	197,790
North Pacific Bank Ltd.	8,800	38,304
NTN Corp.*	31,000	147,859
NTT Data Corp.	1,700	56,188
NTT DoCoMo, Inc.	64,500	1,023,288
NTT Urban Development Corp.	600	7,609
Obayashi Corp.	15,000	95,647
Odakyu Electric Railway Co. Ltd.	6,000	57,724
Oji Paper Co. Ltd.	39,000	177,687
Onward Holdings Co. Ltd.	2,000	16,516
Oriental Land Co. Ltd.	500	79,935
Otsuka Corp.	300	38,839
Otsuka Holdings Co. Ltd.	16,100	456,819
Panasonic Corp.*	3,300	33,057
Rakuten, Inc.	67,000	870,802
Rengo Co. Ltd.	7,000	37,303
Resona Holdings, Inc.	109,800	569,491
Ricoh Co. Ltd.	14,000	147,076
Rinnai Corp.	200	15,458
Rohm Co. Ltd.	2,400	97,997
San-In Godo Bank Ltd.	2,000	14,462
Sankyo Co. Ltd.	700	33,174
Sankyu, Inc.	44,000	157,063
Santen Pharmaceutical Co. Ltd.	400	20,157
SBI Holdings, Inc.	4,210	50,607
Secom Co. Ltd.	1,400	84,003
Seiko Epson Corp.	49,000	795,321
Sekisui Chemical Co. Ltd.	2,000	23,126
Sekisui House Ltd.	12,000	171,219
Seven & I Holdings Co. Ltd.	1,600	58,904
Seven Bank Ltd.	1,000	3,529
Shiga Bank Ltd.	4,000	21,804
Shimamura Co. Ltd.	100	11,217
Shimano, Inc.	300	26,238
Shimizu Corp.	18,000	91,895
Shin-Etsu Chemical Co. Ltd.	2,900	163,094
Shionogi & Co. Ltd.	11,000	242,306
Showa Corp.	16,700	230,468
Showa Denko KK	19,000	25,699
SMC Corp.	10,000	2,316,689
Softbank Corp.	6,100	452,863
Sojitz Corp.	30,900	59,707

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	17

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Sony Corp.	23,300	$444,769
Sony Financial Holdings, Inc.	2,500	46,451
Sumco Corp.	8,300	75,125
Sumitomo Chemical Co. Ltd.	26,000	94,661
Sumitomo Corp.	47,100	610,724
Sumitomo Electric Industries Ltd.	17,700	264,249
Sumitomo Forestry Co. Ltd.	800	9,267
Sumitomo Heavy Industries Ltd.	8,000	35,228
Sumitomo Metal Mining Co. Ltd.	16,000	220,970
Sumitomo Mitsui Financial Group, Inc.	22,000	1,054,917
Sumitomo Mitsui Trust Holdings, Inc.	149,000	730,377
Sumitomo Realty & Development Co. Ltd.	3,000	141,106
Sumitomo Rubber Industries Ltd.	2,500	34,628
Suruga Bank Ltd.	1,000	15,804
Suzuken Co. Ltd.	1,700	61,202
Suzuki Motor Corp.	8,400	210,235
Sysmex Corp.	400	26,320
T&D Holdings, Inc.	2,700	32,264
Taisei Corp.	3,000	15,316
Taisho Pharmaceutical Holdings Co. Ltd.	200	14,014
Takashimaya Co. Ltd.	5,000	47,493
Takata Corp.	25,300	634,751
Takeda Pharmaceutical Co. Ltd.	13,700	649,960
TDK Corp.	1,900	80,382
Teijin Ltd.	12,000	26,848
Tobu Railway Co. Ltd.	7,000	36,164
Toho Co. Ltd.	300	6,410
Tokai Rika Co. Ltd.	900	18,983
Tokio Marine Holdings, Inc.	27,200	886,566
Tokyo Broadcasting System Holdings, Inc.	700	9,183
Tokyo Electric Power Co., Inc.*	29,100	154,778
Tokyu Corp.	12,000	81,399
Toppan Printing Co. Ltd.	14,000	110,200
Toray Industries, Inc.	6,000	37,344
Toshiba Corp.	10,000	42,307
Tosoh Corp.	16,000	60,856
TOTO Ltd.	57,000	802,278
Toyo Ink SC Holdings Co. Ltd.	1,000	5,075
Toyo Seikan Kaisha Ltd.	3,300	68,195
Toyo Tire & Rubber Co. Ltd.	62,000	360,663
Toyota Motor Corp.	76,400	4,941,564
Toyota Tsusho Corp.	2,100	58,069
TS Tech Co Ltd.	12,700	474,006
Tsumura & Co.	300	9,397
Ube Industries Ltd.	15,000	30,967
Unicharm Corp.	800	51,175
UNY Group Holdings Co. Ltd.	6,000	37,771
Ushio, Inc.	2,400	30,119

Description	Number of Shares	Value

ValueCommerce Co. Ltd.	29,300	$409,121
West Japan Railway Co.	7,300	326,284
Yahoo Japan Corp.	7,700	35,787
Yakult Honsha Co. Ltd.	400	20,238
Yamada Denki Co. Ltd.	28,000	78,308
Yamaguchi Financial Group, Inc.	13,000	122,028
Yamaha Corp.	1,900	28,211
Yamaha Motor Co. Ltd.	3,800	57,891
Yamato Holdings Co. Ltd.	1,100	23,559
Yamato Kogyo Co. Ltd.	700	25,877
Yamazaki Baking Co. Ltd.	3,000	30,449
Yokogawa Electric Corp.	700	9,112
Yokohama Rubber Co. Ltd.	40,100	390,682

TOTAL JAPAN		$69,754,340

JORDAN – 0.1%
Arab Bank PLC	23,730	255,997
Arab Potash Co.	2,100	87,179
Bank of Jordan	8,070	28,260
Capital Bank of Jordan*	23,325	38,864
Jordan Ahli Bank*	19,180	30,603
Jordan Petroleum Refinery Co.	6,975	49,245
Jordan Phosphate Mines	1,700	17,283
Jordan Steel	8,559	17,162
Jordan Telecommunications Co. PSC	4,950	23,764
Jordanian Electric Power Co.	12,017	54,129
Middle East Complex for Engineering Electric and Heavy Industries PLC*,††	60	9

TOTAL JORDAN		$602,495

KAZAKHSTAN – 0.1%
Eurasian Natural Resources Corp. PLC	42,253	152,604
Halyk Savings Bank of Kazakhstan JSC GDR	10,490	86,018
Kazakhmys PLC#	26,696	112,105
Kazkommertsbank JSC GDR*	28,000	56,000
KazMunaiGas Exploration Production JSC GDR	9,600	136,224
KCell JSC GDR	8,400	145,320

TOTAL KAZAKHSTAN		$688,271

KENYA – 0.1%
ARM Cement Ltd.	52,600	49,919
Bamburi Cement Co. Ltd.	6,600	16,548
Barclays Bank of Kenya Ltd.	135,900	29,696
East African Breweries Ltd.	25,180	94,112
Equity Bank Ltd.	141,500	58,855
Kenya Airways Ltd.	284,800	34,870
Kenya Commercial Bank Ltd.	170,300	96,773
Kenya Power & Lighting Ltd.	178,087	29,838
Nation Media Group Ltd.	16,244	60,713

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

18	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Safaricom Ltd.	1,064,800	$117,895
Standard Chartered Bank Kenya Ltd.	10,458	37,127

TOTAL KENYA		$626,346

LATVIA – 0.0%**
Latvian Shipping Co.*	36,206	23,223

LEBANON – 0.0%**
Solidere GDR#	19,314	213,420

LITHUANIA – 0.1%
Apranga PVA	22,400	77,251
Invalda Privatus Kapitalas AB	7,855	30,396
Lesto AB	19,018	18,540
Lietuvos Energijos Gamyba AB	10,949	5,634
Litgrid AB	8,818	7,076
Panevezio Statybos Trestas	16,900	28,683
Pieno Zvaigzdes	10,687	29,746
Siauliu Bankas	61,853	23,599

TOTAL LITHUANIA		$220,925

MALAYSIA – 0.9%
AirAsia Bhd	27,300	23,186
Alliance Financial Group Bhd	28,800	47,368
AMMB Holdings Bhd	18,600	43,559
Astro Malaysia Holdings Bhd	39,600	36,393
Axiata Group Bhd	51,400	111,904
Batu Kawan Bhd	7,300	45,296
Boustead Holdings Bhd	17,400	28,839
British American Tobacco Malaysia Bhd	1,800	36,222
Bumi Armada Bhd	35,400	44,425
CIMB Group Holdings Bhd	32,500	76,936
Dialog Group Bhd	46,700	40,698
DiGi.Com Bhd	35,500	56,250
Felda Global Ventures Holdings Bhd	27,800	39,556
Gamuda Bhd	47,300	72,999
Genting Bhd	426,100	1,415,135
Genting Malaysia Bhd	44,500	60,921
Hong Leong Bank Bhd	6,400	28,962
IHH Healthcare Bhd*	39,600	51,829
IJM Corp. Bhd	24,060	44,223
IOI Corp. Bhd	37,780	65,131
KLCC Property Holdings Bhd	11,200	22,893
Kuala Lumpur Kepong Bhd	5,700	41,726
Lafarge Malayan Cement Bhd	16,000	50,552
Magnum Bhd	36,500	38,287
Malayan Banking Bhd	37,590	116,264
Malaysian Resources Corp. Bhd	26,900	12,190
Maxis Bhd	23,100	52,634

Description	Number of Shares	Value

MMC Corp. Bhd	24,100	$20,468
Muhibbah Engineering M Bhd	32,000	23,932
Petronas Chemicals Group Bhd	53,700	120,995
Petronas Dagangan Bhd	8,200	79,517
Petronas Gas Bhd	6,200	48,177
PPB Group Bhd	8,100	37,734
Public Bank Bhd	12,900	74,811
RHB Capital Bhd	18,000	45,006
Sapurakencana Petroleum Bhd*	79,917	101,303
Sime Darby Bhd	434,446	1,312,060
Ta Ann Holdings Bhd	19,008	22,529
Telekom Malaysia Bhd	22,900	38,027
Tenaga Nasional Bhd	28,525	85,244
UMW Holdings Bhd	15,400	62,468
WCT Holdings Bhd	40,786	31,667
YTL Corp. Bhd	57,476	30,054
YTL Power International Bhd	35,716	21,505

TOTAL MALAYSIA		$4,859,875

MAURITIUS – 0.1%
CIM Financial Services Ltd.	191,700	50,823
Lux Island Resorts Ltd.*	7,000	8,605
Mauritius Commercial Bank	38,600	260,646
New Mauritius Hotels Ltd.*	18,900	57,140
Rogers & Co. Ltd.	7,100	47,176
State Bank of Mauritius Ltd.	4,960,000	168,080
Sun Resorts Ltd.*	24,969	32,684

TOTAL MAURITIUS		$625,154

MEXICO – 0.9%
Alfa SAB de CV	118,300	323,875
America Movil SAB de CV	745,224	797,929
Arca Continental SAB de CV	19,500	115,381
Cemex SAB de CV*	334,354	355,182
Coca-Cola Femsa SAB de CV	8,700	106,022
Compartamos SAB de CV	108,000	209,672
Empresas ICA SAB de CV*	20,800	39,504
Fomento Economico Mexicano SAB de CV	30,400	284,143
Grupo Aeroportuario del Centro Norte SAB de CV	5,400	18,414
Grupo Aeroportuario del Pacifico SAB de CV	14,700	76,546
Grupo Aeroportuario del Sureste SAB de CV	2,300	27,368
Grupo Bimbo SAB de CV	43,000	144,682
Grupo Carso SAB de CV	20,100	109,518
Grupo Elektra SA de CV	1,460	49,231
Grupo Financiero Banorte SAB de CV	79,200	506,987
Grupo Financiero Inbursa SAB de CV	86,100	221,861
Grupo Mexico SAB de CV	74,221	235,225

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	19

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Grupo Televisa SAB	32,000	$194,714
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	41,295	83,873
Industrias CH SAB de CV*	7,500	36,801
Industrias Penoles SAB de CV	3,930	114,108
Kimberly-Clark de Mexico SAB de CV	42,000	127,700
Mexichem SAB de CV	29,605	123,346
Minera Frisco SAB de CV*	16,600	42,622
Organizacion Soriana SAB de CV	10,800	34,948
Promotora y Operadora de Infraestructura SAB de CV*	10,400	105,608
TV Azteca SAB de CV	95,000	47,401
Wal-Mart de Mexico SAB de CV	85,200	221,501

TOTAL MEXICO		$4,754,162

MOROCCO – 0.1%
Attijariwafa Bank	2,900	116,566
Auto Hall	3,700	37,169
Banque Centrale Populaire	2,450	57,824
Banque Marocaine du Commerce et de l’Industrie	320	30,984
BMCE Bank	2,000	49,866
Cie Generale Immobiliere	190	16,304
Douja Promotion Groupe Addoha SA	7,120	50,671
Holcim Maroc SA	240	47,029
Lafarge Ciments	600	91,501
Maroc Telecom SA	11,700	140,207

TOTAL MOROCCO		$638,121

NETHERLANDS – 1.8%
Aegon NV	82,714	658,559
Akzo Nobel NV	4,416	321,137
ArcelorMittal	7,792	123,094
ArcelorMittal, NY Reg. Shares#	18,397	289,937
ASML Holding NV	8,581	814,630
Delta Lloyd NV	3,924	83,434
European Aeronautic Defence and Space Co. NV	9,359	643,113
Fugro NV	824	51,559
Heineken NV	34,905	2,412,275
ING Groep NV*	143,287	1,825,450
Koninklijke Ahold NV	2,960	56,346
Koninklijke Boskalis Westminster NV	777	37,420
Koninklijke DSM NV	3,073	232,777
Koninklijke KPN NV*	51,812	165,599
Koninklijke Philips NV	22,947	812,559
PostNL NV	49,500	259,561
Randstad Holding NV	480	29,624
Reed Elsevier NV	1,890	38,069
TNT Express NV	9,904	91,441

Description	Number of Shares	Value

Unilever NV	6,274	$248,486
USG People NV	25,700	340,603

TOTAL NETHERLANDS		$9,535,673

NEW ZEALAND – 0.0%**
Auckland International Airport Ltd.	15,769	44,677
Contact Energy Ltd.	8,921	38,686
Fletcher Building Ltd.	87	718
SKYCITY Entertainment Group Ltd.	3,557	11,429

TOTAL NEW ZEALAND		$95,510

NIGERIA – 0.1%
Dangote Cement PLC	40,500	48,457
FBN Holdings PLC	847,642	86,472
Guaranty Trust Bank PLC	576,410	91,834
Lafarge Cement WAPCO Nigeria PLC	36,300	23,318
Nestle Nigeria PLC	7,636	52,894
Nigerian Breweries PLC	70,380	77,560
Oando PLC	308,975	21,694
UAC of Nigeria PLC	149,100	61,969
Unilever Nigeria PLC	79,800	30,654
United Bank for Africa PLC	812,013	39,987
Zenith Bank PLC	535,775	72,674

TOTAL NIGERIA		$607,513

NORWAY – 0.7%
AKER Solutions ASA	954	13,189
DNB ASA	9,287	164,584
DNO International ASA	194,600	551,466
Norsk Hydro ASA	22,820	101,967
Orkla ASA	4,345	35,217
Seadrill Ltd.	3,421	158,320
Statoil ASA	39,052	924,851
Storebrand ASA*	10,389	67,084
Subsea 7 SA	29,008	613,485
Telenor ASA	7,363	176,869
Veripos, Inc.	270	1,333
Yara International ASA	20,693	893,341

TOTAL NORWAY		$3,701,706

OMAN – 0.1%
Bank Dhofar SAOG	44,454	41,567
Bank Sohar	94,426	51,015
BankMuscat SAOG	53,380	82,912
Dhofar International Development & Investment Holding Co.	24,900	40,875
Galfar Engineering & Contracting SAOG	77,326	62,262
National Bank of Oman SAOG	49,374	37,832
Oman Cement Co.	32,940	67,420

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

20	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Oman Flour Mills Co. SAOG	16,000	$26,265
Oman Oil Marketing Co.	7,300	39,818
Oman Telecommunications Co. SAOG	31,500	127,227
Renaissance Services SAOG*	11,992	21,928

TOTAL OMAN		$599,121

PAKISTAN – 0.0%**
Millat Tractors Ltd.	492	2,083

PERU – 0.2%
Alicorp SA	57,000	177,804
BBVA Banco Continental SA	11,542	27,305
Cia de Minas Buenaventura SA ADR	5,000	72,500
Cia Minera Milpo SAA	34,893	26,047
Credicorp Ltd.	2,410	329,206
Edegel SAA	37,100	33,983
Ferreycorp SAA	84,705	55,289
Grana y Montero SA	32,600	141,662
Luz del Sur SAA	12,200	42,456
Minsur SA	35,670	18,009
Sociedad Minera Cerro Verde SAA*	1,400	36,106
Sociedad Minera el Brocal SA††	4,000	15,435
Southern Copper Corp.	6,359	177,734
Volcan Cia Minera SAA	120,746	56,606

TOTAL PERU		$1,210,142

PHILIPPINES – 0.2%
Aboitiz Equity Ventures, Inc.	31,200	36,716
Alliance Global Group, Inc.*	57,000	34,759
Ayala Corp.	5,620	78,428
Ayala Land, Inc.	94,700	64,543
Bank of the Philippine Islands	25,045	57,961
BDO Unibank, Inc.	16,262	30,484
Energy Development Corp.	411,750	55,268
International Container Terminal Services, Inc.	16,400	39,472
JG Summit Holdings, Inc.	37,500	37,882
Jollibee Foods Corp.	27,600	113,313
Manila Electric Co.	6,210	43,690
Metro Pacific Investments Corp.	190,000	21,458
Metropolitan Bank & Trust	12,157	25,040
Philex Mining Corp.	216,150	43,770
Philippine Long Distance Telephone Co.	1,800	119,556
San Miguel Corp.	13,000	22,865
Semirara Mining Corp.	14,190	90,637
SM Investments Corp.	6,262	124,052
SM Prime Holdings, Inc.	200,750	89,109
Top Frontier Investment Holdings, Inc. Npv	1,300	2,061
Universal Robina Corp.	22,900	67,571

TOTAL PHILIPPINES		$1,198,635

Description	Number of Shares	Value

POLAND – 0.5%
AmRest Holdings SE*	2,700	$95,979
Asseco Poland SA	7,073	115,520
Astarta Holding NV*	2,300	47,040
Bank Pekao SA	2,850	178,567
BRE Bank SA	780	129,141
Budimex SA	730	30,808
Cyfrowy Polsat SA*	6,760	49,158
Eurocash SA	4,940	75,936
Getin Noble Bank SA*	54,005	47,687
Grupa Lotos SA*	2,600	31,821
ING Bank Slaski SA*	2,000	73,368
Jastrzebska Spolka Weglowa SA	1,300	28,128
Kernel Holding SA*	4,220	56,840
KGHM Polska Miedz SA	3,080	124,536
LPP SA	50	146,087
Lubelski Wegiel Bogdanka SA	1,500	55,513
Netia SA*	39,573	65,519
Orbis SA	1,520	20,824
PGE SA	31,830	185,998
Polski Koncern Naftowy Orlen SA	7,040	99,417
Polskie Gornictwo Naftowe i Gazownictwo SA	37,780	69,542
Powszechna Kasa Oszczednosci Bank Polski SA*	21,090	279,685
Powszechny Zaklad Ubezpieczen SA	1,220	185,672
Rovese SA*	13,950	10,008
Synthos SA	11,480	19,454
Tauron Polska Energia SA	47,180	77,042
Telekomunikacja Polska SA	37,240	120,654
TVN SA	6,950	35,084

TOTAL POLAND		$2,455,028

PORTUGAL – 0.1%
EDP - Energias de Portugal SA	28,687	105,632
EDP Renovaveis SA*	10,506	57,900
Jeronimo Martins SGPS SA	1,290	23,838
Portugal Telecom SGPS SA	13,660	61,669

TOTAL PORTUGAL		$249,039

QATAR – 0.2%
Al Meera Consumer Goods Co.	1,000	37,225
Barwa Real Estate Co.	7,607	56,008
Doha Bank QSC	3,322	50,195
Gulf International Services QSC	2,900	46,687
Industries Qatar QSC	5,953	260,853
Masraf Al Rayan	17,990	145,057
Ooredoo QSC	3,732	142,513

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	21

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Qatar Electricity & Water Co.	1,580	$69,016
Qatar Gas Transport Co. Nakilat	14,200	74,706
Qatar Islamic Bank	3,500	65,096
Qatar National Bank SAQ	3,750	171,016
Qatar National Cement Co.	1,520	42,719
Qatar Navigation	1,703	40,329

TOTAL QATAR		$1,201,420

ROMANIA – 0.1%
Antibiotice	29,075	4,299
Banca Transilvania*	298,163	128,686
Biofarm Bucuresti	481,487	39,940
BRD-Groupe Societe Generale	85,800	240,438
OMV Petrom SA	1,393,500	189,812
Transelectrica SA	2,450	9,899

TOTAL ROMANIA		$613,074

RUSSIA – 1.1%
CTC Media, Inc.	1,700	21,488
Federal Hydrogenerating Co. JSC ADR	105,160	177,720
Gazprom Neft OAO ADR	1,400	31,758
Gazprom OAO ADR*	72,510	676,518
Globaltrans Investment PLC GDR	7,280	110,656
LSR Group GDR	17,440	71,591
Lukoil OAO ADR	6,210	407,376
Magnit OJSC GDR	7,200	462,600
Mail.ru Group Ltd. GDR	3,190	117,647
MMC Norilsk Nickel OJSC (B114RK6) ADR	7,210	109,159
Mobile Telesystems OJSC ADR*	25,863	589,676
NovaTek OAO GDR	900	126,450
Novolipetsk Steel OJSC GDR#	2,800	47,768
Pharmstandard OJSC GDR*	6,700	89,043
Rosneft OAO GDR	12,700	100,266
Rostelecom OJSC ADR	6,015	131,007
Sberbank of Russia ADR	98,762	1,261,191
Severstal OAO GDR#	5,880	51,332
Sistema JSFC GDR	5,500	147,400
Tatneft OAO ADR*	4,000	164,440
TMK OAO GDR#	4,860	62,791
Uralkali OJSC GDR	5,000	133,550
VimpelCom Ltd. ADR	4,500	64,755
VTB Bank OJSC GDR*	42,550	118,246
X5 Retail Group NV GDR*	3,800	61,560
Yandex NV*	10,934	403,027

TOTAL RUSSIA		$5,739,015

SINGAPORE – 1.2%
CapitaLand Ltd.	58,000	145,677

Description	Number of Shares	Value

City Developments Ltd.	3,000	$24,875
DBS Group Holdings Ltd.	144,000	1,940,556
Global Logistic Properties Ltd.	17,000	42,288
Golden Agri-Resources Ltd.	1,287,400	621,832
Jardine Cycle & Carriage Ltd.	1,000	29,504
Keppel Corp. Ltd.	87,900	767,762
Keppel Land Ltd.	9,000	26,880
Noble Group Ltd.	66,000	54,725
Olam International Ltd.	22,000	27,274
Oversea-Chinese Banking Corp.	19,000	159,073
Overseas Union Enterprise Ltd.	8,000	15,585
SembCorp. Industries Ltd.	5,000	21,414
SembCorp. Marine Ltd.	4,000	14,490
Singapore Airlines Ltd.	14,000	117,550
Singapore Exchange Ltd.	11,000	64,998
Singapore Land Ltd.	2,000	13,975
Singapore Press Holdings Ltd.	8,000	27,371
Singapore Technologies Engineering Ltd.	20,000	67,944
Singapore Telecommunications Ltd.	55,000	167,364
United Overseas Bank Ltd.	99,000	1,660,892
UOL Group Ltd.	12,000	63,661
Vard Holdings	155,000	109,805
Venture Corp. Ltd.	5,000	31,315
Wilmar International Ltd.	27,000	75,205
Wing Tai Holdings Ltd.	107,000	190,364

TOTAL SINGAPORE		$6,482,379

SLOVENIA – 0.1%
Gorenje DD	2,600	14,897
Krka DD Novo Mesto	3,000	231,728
Luka Koper	1,120	17,108
Mercator Poslovni Sistem*	622	67,976
Petrol DD Ljubljana	210	61,730
Telekom Slovenije DD	800	119,482
Zavarovalnica Triglav DD	3,470	88,480

TOTAL SLOVENIA		$601,401

SOUTH AFRICA – 0.9%
African Bank Investments Ltd.#	19,710	33,378
African Rainbow Minerals Ltd.	2,100	40,221
Anglo American Platinum Ltd.*	800	32,365
AngloGold Ashanti Ltd.	5,430	82,596
Aspen Pharmacare Holdings Ltd.	3,332	92,760
Aveng Ltd.	21,500	63,180
AVI Ltd.	5,800	34,088
Barclays Africa Group Ltd.	7,500	115,794
Barloworld Ltd.	7,800	69,929
Bidvest Group Ltd.	7,500	200,007
Discovery Ltd.	7,999	67,729

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

22	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Exxaro Resources Ltd.	4,100	$62,896
FirstRand Ltd.	45,190	162,056
Foschini Group Ltd.	4,400	50,672
Gold Fields Ltd.	15,890	74,553
Grindrod Ltd.	17,500	42,099
Harmony Gold Mining Co. Ltd.	8,390	28,984
Impala Platinum Holdings Ltd.	7,674	93,261
Imperial Holdings Ltd.	3,900	82,866
Kumba Iron Ore Ltd.#	1,560	65,303
Liberty Holdings Ltd.	3,300	40,762
Life Healthcare Group Holdings Ltd.	10,800	44,109
Massmart Holdings Ltd.	3,274	52,508
MMI Holdings Ltd.	22,679	55,688
Mr. Price Group Ltd.	2,100	33,087
MTN Group Ltd.	39,160	778,382
Murray & Roberts Holdings Ltd.*	26,380	80,516
Nampak Ltd.	15,000	49,608
Naspers Ltd.	4,471	418,206
Nedbank Group Ltd.	2,600	56,461
Netcare Ltd.	12,300	30,533
Pick n Pay Stores Ltd.	8,300	39,223
PPC Ltd.	10,921	34,540
Remgro Ltd.	5,090	103,638
Reunert Ltd.	12,650	88,838
RMB Holdings Ltd.	7,800	39,106
RMI Holdings	17,600	49,581
Sanlam Ltd.	19,700	105,734
Sasol Ltd.	7,180	366,841
Shoprite Holdings Ltd.	3,920	71,771
Sibanye Gold Ltd.*	14,690	20,750
Standard Bank Group Ltd.	13,540	171,996
Steinhoff International Holdings Ltd.*	27,000	104,383
Tiger Brands Ltd.	2,090	61,246
Truworths International Ltd.	4,900	46,858
Vodacom Group Ltd.	10,520	120,513
Wilson Bayly Holmes-Ovcon Ltd.	4,800	84,149
Woolworths Holdings Ltd.	7,280	54,752

TOTAL SOUTH AFRICA		$4,698,516

SOUTH KOREA – 1.0%
BS Financial Group, Inc.	3,215	51,676
Cheil Industries, Inc.	890	75,513
Coway Co. Ltd.	1,510	86,265
Daewoo Engineering & Construction Co. Ltd.*	4,364	35,340
Doosan Heavy Industries & Construction Co. Ltd.	1,030	42,093
E-Mart Co. Ltd.	421	100,810
GS Holdings	1,300	71,695

Description	Number of Shares	Value

Hana Financial Group, Inc.	2,898	$111,740
Hyosung Corp.	550	37,125
Hyundai Department Store Co. Ltd.	430	68,508
Hyundai Glovis Co. Ltd.	270	59,943
Hyundai Heavy Industries Co. Ltd.	297	70,978
Hyundai Mobis	363	102,492
Hyundai Motor Co.	990	236,125
Hyundai Steel Co.	690	56,917
KB Financial Group, Inc.	2,873	113,755
KCC Corp.	120	48,136
Kia Motors Corp.	1,355	78,815
Korea Electric Power Corp.*	3,540	94,611
Korea Zinc Co. Ltd.	200	58,449
Korean Air Lines Co. Ltd.*,††	644	20,672
KT Corp.	2,531	83,631
KT&G Corp.	800	58,449
LG Chem Ltd.	418	118,021
LG Corp.	1,030	60,882
LG Display Co. Ltd.*	2,660	62,566
LG Electronics, Inc.	770	49,361
LG Household & Health Care Ltd.	150	77,917
LG Uplus Corp.*	2,560	29,323
Lotte Chemical Corp.	380	77,917
Lotte Shopping Co. Ltd.	190	72,095
Macquarie Korea Infrastructure Fund	5,769	35,895
NHN Corp.††	197	110,873
OCI Co. Ltd.	270	48,871
POSCO	750	223,780
Samsung C&T Corp.	850	50,483
Samsung Card Co. Ltd.	1,000	37,049
Samsung Electro-Mechanics Co. Ltd.	270	20,745
Samsung Electronics Co. Ltd. GDR	1,060	1,463,964
Samsung Fire & Marine Insurance Co. Ltd.	380	88,843
Samsung Heavy Industries Co. Ltd.	1,680	61,688
Samsung Life Insurance Co. Ltd.	1,300	128,070
Samsung Securities Co. Ltd.	1,240	55,001
Shinhan Financial Group Co. Ltd.	4,050	176,967
SK Holdings Co. Ltd.	320	58,072
SK Hynix, Inc.*	2,590	78,011
SK Innovation Co. Ltd.	600	84,280
SK Telecom Co. Ltd.	520	111,280
S-Oil Corp.	740	54,066
Woori Finance Holdings Co. Ltd.	2,990	35,516
Woori Investment & Securities Co. Ltd.	6,468	68,293

TOTAL SOUTH KOREA		$5,303,567

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	23

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

SPAIN – 2.2%
ACS Actividades de Construccion y Servicios SA	3,179	$104,347
Amadeus IT Holding SA	1,985	73,712
Banco Bilbao Vizcaya Argentaria SA	392,785	4,601,895
Banco de Sabadell SA	42,250	108,420
Banco Popular Espanol SA*	32,989	187,763
Banco Santander SA	346,096	3,072,765
Banco Santander SA - Temp Line††	6,609	58,677
CaixaBank	13,319	69,243
Gamesa Corp. Tecnologica SA	115,000	1,114,852
Grifols SA	850	34,859
Iberdrola SA	105,966	665,858
Inditex SA	1,681	276,169
Mapfre SA	23,156	93,189
Red Electrica Corp. SA	1,048	65,327
Repsol SA	30,156	809,882
Telefonica SA#	31,553	556,294

TOTAL SPAIN		$11,893,252

SWEDEN – 2.8%
Assa Abloy AB	2,996	148,735
Atlas Copco AB Class A	103,829	2,880,912
Atlas Copco AB Class B	3,785	94,215
Axis Communications AB	6,100	210,674
Boliden AB	30,037	427,838
CDON Group AB*	191	749
Elekta AB#	36,015	531,328
Getinge AB	2,202	69,831
Hennes & Mauritz AB	3,398	146,826
Hexagon AB	2,016	60,542
Hexpol AB	5,700	428,376
Holmen AB	1,517	50,403
Intrum Justitia AB	21,500	572,334
Investor AB	68,423	2,198,389
Meda AB	3,075	34,546
Millicom International Cellular SA#	224	20,654
Nordea Bank AB	66,592	852,946
Saab AB	13,800	276,850
Sandvik AB	99,454	1,345,995
Skandinaviska Enskilda Banken AB	50,282	609,121
SKF AB	4,302	113,989
SSAB AB Class A#	12,066	79,545
SSAB AB Class B	1,865	10,542
Svenska Cellulosa AB	6,557	186,185
Svenska Handelsbanken AB	1,133	51,334
Swedbank AB	7,219	188,272
Swedish Match AB	1,376	45,399

Description	Number of Shares	Value

Tele2 AB	1,254	$15,133
Telefonaktiebolaget LM Ericsson ADR	5,941	71,233
Telefonaktiebolaget LM Ericsson Class A	1,060	11,966
Telefonaktiebolaget LM Ericsson Class B	43,604	520,485
TeliaSonera AB	57,588	477,231
Trelleborg AB	1,475	27,884
Volvo AB	165,109	2,121,176

TOTAL SWEDEN		$14,881,638

SWITZERLAND – 7.7%
ABB Ltd.	83,286	2,126,783
Adecco SA	2,765	204,019
Aryzta AG	2,401	179,410
Baloise Holding AG	4,451	518,020
Barry Callebaut AG	34	35,523
Basilea Pharmaceutica	5,400	589,188
Bucher Industries AG	1,200	332,948
Cie Financiere Richemont SA	31,783	3,259,391
Clariant AG	4,675	82,438
Credit Suisse Group AG	64,323	2,001,255
Geberit AG	219	65,482
Givaudan SA	43	61,040
Helvetia Holding AG	600	283,187
Holcim Ltd.	33,183	2,472,223
Julius Baer Group Ltd.	13,596	668,150
Lonza Group AG	551	49,249
Nestle SA	50,871	3,672,288
Novartis AG	63,537	4,933,247
Pargesa Holding SA	785	62,508
Partners Group Holding AG	162	41,975
Roche Holding AG	21,223	5,875,591
Schindler Holding AG (B11TCY0)	380	53,900
Schindler Holding AG (B11WWH2)	347	49,334
SGS SA	43	100,753
Sika AG	13	40,991
Sonova Holding AG	100	13,016
Sulzer AG	391	61,234
Swatch Group AG	257	164,422
Swiss Life Holding AG	3,952	785,304
Swiss Re AG	17,683	1,553,244
Syngenta AG	7,247	2,927,234
Transocean Ltd.#,*	654	30,784
U-Blox AG	4,900	442,828
UBS AG	243,911	4,720,424
Wolseley PLC	1,334	71,890
Zurich Financial Services AG	9,301	2,571,908

TOTAL SWITZERLAND		$41,101,181

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

24	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

TAIWAN – 1.4%
Acer, Inc.*	73,870	$48,275
Advanced Semiconductor Engineering, Inc.	37,804	37,123
Asia Cement Corp.	42,177	57,208
Asustek Computer, Inc.	4,700	35,994
AU Optronics Corp.*	147,126	48,726
Catcher Technology Co. Ltd.	9,438	54,933
Cathay Financial Holding Co. Ltd.	65,219	98,341
Chang Hwa Commercial Bank	83,611	50,088
Cheng Shin Rubber Industry Co. Ltd.	26,358	70,337
China Development Financial Holding Corp.	192,750	57,537
China Steel Corp.	127,679	111,037
Chunghwa Telecom Co. Ltd.	72,024	231,912
Compal Electronics, Inc.	59,736	46,765
CTBC Financial Holding Co. Ltd.	149,106	100,996
Delta Electronics, Inc.	22,888	118,805
D-Link Corp.	36,046	21,839
E.Sun Financial Holding Co. Ltd.	42,000	28,091
Far Eastern Department Stores Co. Ltd.	68,887	74,093
Far Eastern New Century Corp.	23,795	27,335
Far EasTone Telecommunications Co. Ltd.	42,000	96,496
First Financial Holding Co. Ltd.	92,018	57,003
Formosa Chemicals & Fibre Corp.	37,198	107,494
Formosa Petrochemical Corp.	28,990	78,150
Formosa Plastics Corp.	59,601	161,887
Foxconn Technology Co. Ltd.	20,947	52,618
Fubon Financial Holding Co. Ltd.	71,314	104,376
Giant Manufacturing Co. Ltd.	14,000	105,073
Hon Hai Precision Industry Co. Ltd.	93,639	237,448
Hotai Motor Co. Ltd.	7,000	83,391
HTC Corp.	9,465	46,553
Hua Nan Financial Holdings Co. Ltd.	72,717	43,067
Innolux Corp.*	49,877	19,778
Largan Precision Co. Ltd.	1,000	34,037
Lite-On Technology Corp.	34,230	59,886
MediaTek, Inc.	11,082	151,635
Mega Financial Holding Co. Ltd.	70,558	61,001
Nan Kang Rubber Tire Co. Ltd.	15,599	20,043
Nan Ya Plastics Corp.	55,597	126,789
Novatek Microelectronics Corp.	10,145	40,228
Pegatron Corp.	42,990	59,848
Pou Chen Corp.	37,157	45,277
President Chain Store Corp.	7,496	54,601
Quanta Computer, Inc.	16,571	39,313
Realtek Semiconductor Corp.	14,315	33,328
Shin Kong Financial Holding Co. Ltd.	68,453	23,766

Description	Number of Shares	Value

Siliconware Precision Industries Co.	36,000	$43,745
SinoPac Financial Holdings Co. Ltd.	64,559	31,863
Synnex Technology International Corp.	23,941	38,259
Tainan Spinning Co. Ltd.	115,165	86,826
Taishin Financial Holding Co. Ltd.	107,742	54,459
Taiwan Cement Corp.	62,057	90,299
Taiwan Cooperative Financial Holding Co. Ltd.	144,983	81,425
Taiwan Fertilizer Co. Ltd.	16,000	38,122
Taiwan Mobile Co. Ltd.	27,874	95,350
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	145,902	2,686,056
Taiwan Semiconductor Manufacturing Co. Ltd.	111,911	417,102
Tatung Co. Ltd.*	245,916	68,218
TSRC Corp.	18,700	34,562
Tung Ho Steel Enterprise Corp.	37,476	33,612
Uni-President Enterprises Corp.	76,755	146,302
United Microelectronics Corp.	110,000	46,614
Walsin Lihwa Corp.*	120,000	37,210
Wistron Corp.	33,621	31,585
Yuanta Financial Holding Co. Ltd.	104,172	56,732
Yulon Motor Co. Ltd.	49,640	87,691
Zinwell Corp.	22,435	24,131

TOTAL TAIWAN		$7,492,684

THAILAND – 0.4%
Advanced Info Service PCL	23,300	190,892
Airports of Thailand PCL	7,000	47,679
Bangkok Bank PCL	12,100	80,084
Bangkok Dusit Medical Services PCL	8,900	38,316
Bangkok Expressway PCL	24,400	28,418
Bank of Ayudhya PCL	79,700	97,945
Banpu PCL	29,000	27,020
BEC World PCL	18,000	33,687
Berli Jucker PCL	60,600	96,863
Big C Supercenter PCL	12,200	76,434
Bumrungrad Hospital PCL	16,000	44,723
Central Pattana PCL	54,000	83,277
Charoen Pokphand Foods PCL	91,300	71,280
CP ALL PCL	98,600	124,339
Electricity Generating PCL	8,600	35,367
Glow Energy PCL	9,100	21,270
Hana Microelectronics PCL	113,100	82,849
Indorama Ventures PCL	46,100	37,028
IRPC PCL	269,900	31,044
Kasikornbank PCL	16,600	103,467
Krung Thai Bank PCL	93,750	61,145

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	25

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

PTT Exploration & Production PCL	21,809	$118,066
PTT Global Chemical PCL	24,800	62,548
PTT Global Chemical PCL (Foreign)	1,681	4,240
PTT PCL	13,500	137,494
Ratchaburi Electricity Generating Holding PCL	19,500	31,639
Shin Corp. PCL	17,200	46,557
Siam Cement PCL	4,700	66,442
Siam City Cement PCL	1,000	12,787
Siam Commercial Bank PCL	23,600	124,729
Thai Beverage PCL	242,369	106,336
Thai Oil PCL	15,800	31,981
Thai Union Frozen Products PCL	20,664	37,345
TMB Bank PCL	302,900	26,665
Total Access Communication PCL	18,100	65,422
True Corp. PCL*	184,000	52,318

TOTAL THAILAND		$2,337,696

TURKEY – 0.5%
Akbank TAS	41,103	161,426
Akenerji Elektrik Uretim AS*	1	—
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,963	101,719
Arcelik AS	9,420	60,165
BIM Birlesik Magazalar AS	5,520	115,861
Dogan Sirketler Grubu Holding AS*	85,907	38,731
Dogus Otomotiv Servis ve Ticaret AS	6,600	31,740
Enka Insaat ve Sanayi AS	27,960	81,798
Eregli Demir ve Celik Fabrikalari TAS	72,356	100,402
Haci Omer Sabanci Holding AS	24,348	115,626
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	82,673	52,182
KOC Holding AS	34,628	169,994
Koza Altin Isletmeleri AS	2,800	49,653
Koza Anadolu Metal Madencilik Isletmeleri AS*	11,200	24,462
Petkim Petrokimya Holding AS*	16,518	26,064
TAV Havalimanlari Holding AS	9,700	70,457
Tekfen Holding AS	18,500	44,669
Tofas Turk Otomobil Fabrikasi AS	6,100	40,488
Tupras Turkiye Petrol Rafinerileri AS	7,536	171,011
Turk Hava Yollari	22,042	86,346
Turk Sise ve Cam Fabrikalari AS	—	—
Turk Telekomunikasyon AS	25,727	88,925
Turkcell Iletisim Hizmetleri AS*	23,068	143,290
Turkiye Garanti Bankasi AS	45,023	181,332
Turkiye Halk Bankasi AS	13,054	105,609
Turkiye Is Bankasi	30,292	83,156
Turkiye Sinai Kalkinma Bankasi AS	34,938	34,128

Description	Number of Shares	Value

Turkiye Vakiflar Bankasi Tao	22,040	$52,995
Ulker Biskuvi Sanayi AS	6,181	47,373
Yapi ve Kredi Bankasi AS	28,578	66,282
Yazicilar Holding AS	6,080	67,615

TOTAL TURKEY		$2,413,499

UKRAINE – 0.0%**
Avangardco Investments Public Ltd. GDR*	3,100	40,114
Ferrexpo PLC	23,500	68,427
MHP SA GDR*	4,100	64,985

TOTAL UKRAINE		$173,526

UNITED ARAB EMIRATES – 0.2%
Aabar Investments PJSC*,††	83,600	—
Abu Dhabi Commercial Bank PJSC	92,170	125,470
Abu Dhabi National Hotels	50,000	33,011
Air Arabia PJSC	199,400	78,718
Aldar Properties PJSC	108,970	80,103
Arabtec Holding Co.*	185,286	138,220
DP World Ltd.	14,030	237,107
Dubai Financial Market*	56,800	36,032
Emaar Properties PJSC	103,660	171,591
First Gulf Bank PJSC	26,798	118,194
National Bank of Abu Dhabi PJSC	37,769	128,536
Union National Bank PJSC	37,126	51,044

TOTAL UNITED ARAB EMIRATES		$1,198,026

UNITED KINGDOM – 14.8%
3i Group PLC	43,635	261,039
888 Holdings PLC	82,800	211,225
Aberdeen Asset Management PLC	7,766	55,150
Admiral Group PLC	35,178	721,418
Aggreko PLC	1,822	47,035
Alent PLC	17,900	99,478
Anglo American PLC	60,811	1,447,950
Antofagasta PLC	1,765	24,197
ARM Holdings PLC	11,008	173,944
ASOS PLC	7,200	654,577
Associated British Foods PLC	2,442	88,765
AstraZeneca PLC	22,035	1,169,109
Aviva PLC	81,319	585,572
Babcock International Group PLC	49,962	1,021,398
BAE Systems PLC	90,500	659,810
Barclays PLC	280,673	1,186,291
Barclays PLC ADR	78,357	1,317,181
BG Group PLC	189,712	3,873,816
BHP Billiton PLC	26,915	833,123
Bodycote PLC	20,600	217,339
BP PLC	211,194	1,634,572

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

26	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

BP PLC ADR	65,962	$3,067,233
British American Tobacco PLC	63,748	3,512,083
Britvic PLC	81,500	816,738
BT Group PLC	349,365	2,111,864
Bunzl PLC	1,783	39,367
Burberry Group PLC	2,540	62,515
Carnival PLC ADR#	2,155	76,718
Centrica PLC	117,643	666,619
Chemring Group PLC	46,900	163,560
CNH Industrial NV	2,965	35,064
Cobham PLC	6,837	31,594
Compass Group PLC	14,382	206,851
Computacenter PLC	23,040	219,254
Croda International PLC	858	33,513
Dairy Crest Group PLC	13,900	119,684
Debenhams PLC	148,800	243,121
Diageo PLC	113,907	3,629,054
Evraz PLC	20,512	38,809
Experian PLC	41,826	851,717
Fresnillo PLC	21,557	337,179
G4S PLC	8,277	34,705
GKN PLC	130,316	768,728
GlaxoSmithKline PLC	69,296	1,826,093
Glencore Xstrata PLC	475,894	2,594,383
HSBC Holdings PLC	120,677	1,319,829
HSBC Holdings PLC ADR	33,408	1,838,776
IMI PLC	2,419	58,917
Imperial Tobacco Group PLC	2,627	98,101
InterContinental Hotels Group PLC	1,584	46,148
Intermediate Capital Group PLC	78,200	601,230
International Consolidated Airlines Group SA*	8,023	44,754
International Personal Finance PLC	45,400	420,391
Intertek Group PLC	1,153	61,600
Investec PLC	3,817	26,721
ITV PLC	21,905	67,049
J Sainsbury PLC	99,172	627,308
Johnson Matthey PLC	1,139	54,862
Kingfisher PLC	52,509	317,831
Lloyds Banking Group PLC#,*	3,511,776	4,800,630
London Stock Exchange Group PLC	2,311	60,844
Meggitt PLC	6,123	56,206
Melrose Industries PLC	9,528	48,918
Micro Focus International PLC	29,353	385,227
Mitie Group PLC	40,200	202,847
Mondi PLC	43,200	771,639
Monitise PLC	817,700	727,666

Description	Number of Shares	Value

National Grid PLC	11,377	$143,109
Next PLC	1,639	143,094
Old Mutual PLC	125,732	410,458
Pearson PLC	69,108	1,444,944
Petrofac Ltd.	2,059	48,300
Premier Foods PLC*	290,400	700,774
Prudential PLC	56,486	1,158,395
Randgold Resources Ltd.	3,765	280,109
Reckitt Benckiser Group PLC	29,531	2,295,546
Reed Elsevier PLC	3,692	51,739
Resolution Ltd.	164,028	939,978
Rexam PLC	4,216	35,118
Rio Tinto PLC	4,800	243,052
Rolls-Royce Holdings PLC	216,937	4,000,153
Rolls-Royce Holdings PLC - C Shares	18,656,582	29,914
Royal Bank of Scotland Group PLC ADR#,*	21,776	256,521
Royal Bank of Scotland Group PLC	4,992	29,424
Royal Dutch Shell PLC (B03MLX2)	22,066	734,684
Royal Dutch Shell PLC (B09CBL4)	75,293	2,511,266
Royal Dutch Shell PLC ADR (780259107)	29,511	2,035,652
Royal Dutch Shell PLC Class B	47,677	1,650,848
SABMiller PLC	21,970	1,146,285
Sage Group PLC	11,021	59,570
Schroders PLC	648	26,796
Severn Trent PLC	2,536	75,510
Shire PLC	20,181	890,181
Smith & Nephew PLC	4,929	62,989
Smiths Group PLC	1,864	42,889
SSE PLC	2,269	51,516
Standard Chartered PLC	35,469	852,787
Tate & Lyle PLC	3,682	46,728
Tesco PLC	111,217	649,466
Travis Perkins PLC	3,405	101,331
Tullow Oil PLC	7,765	117,346
Unilever PLC	6,914	279,921
Vedanta Resources PLC	4,126	70,325
Vesuvius PLC	33,100	257,616
Vodafone Group PLC	398,440	1,434,249
Vodafone Group PLC ADR	88,155	1,447,849
Weir Group PLC	1,346	48,667
Whitbread PLC	1,014	55,816
WM Morrison Supermarkets PLC	180,170	813,505
WPP PLC	56,335	1,196,849

TOTAL UNITED KINGDOM		$79,278,198

UNITED STATES – 0.5%
Boart Longyear Ltd.#	48,400	19,671

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	27

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	77,704	$2,856,399

TOTAL UNITED STATES		$2,876,070

TOTAL COMMON STOCKS
(COST $413,844,894)		$487,248,623

INVESTMENT COMPANIES – 3.5%
DFA International Small Cap Value Portfolio	693,289	13,983,638
iShares MSCI EAFE Small-Cap ETF	88,500	4,421,460
Vanguard FTSE Emerging Markets ETF	4,770	199,720

TOTAL INVESTMENT COMPANIES
(COST $16,722,182)		$18,604,818

PREFERRED STOCKS – 1.0%

BRAZIL – 0.8%
AES Tiete SA	3,080	30,110
Alpargatas SA	5,470	37,847
Banco Bradesco SA	135,812	1,956,973
Bradespar SA	2,600	30,942
Braskem SA*	3,300	29,285
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	823	40,816
Cia de Bebidas das Americas	7,435	277,360
Cia Energetica de Minas Gerais	9,043	80,451
Cia Energetica de Sao Paulo	3,500	36,606
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	5,760	25,712
Gerdau SA	10,000	78,877
Itau Unibanco Holding SA	17,890	276,312
Itausa - Investimentos Itau SA	27,697	119,309
Klabin SA	8,600	45,683
Lojas Americanas SA	6,022	44,570
Marcopolo SA	33,800	87,208
Metalurgica Gerdau SA	3,500	35,778
Oi SA	17,000	28,533
Petroleo Brasileiro SA	44,159	402,718
Telefonica Brasil SA	4,910	108,208
Usinas Siderurgicas de Minas Gerais SA*	5,800	30,758
Vale SA	23,741	348,029

TOTAL BRAZIL		$4,152,085

CHILE – 0.0%**
Embotelladora Andina SA	10,300	58,076
Sociedad Quimica y Minera de Chile SA	3,740	105,231

TOTAL CHILE		$163,307

COLOMBIA – 0.0%**
Grupo Argos SA	2,418	28,060
Grupo Aval Acciones y Valores	84,500	58,719

TOTAL COLOMBIA		$86,779

Description	Number of Shares	Value

CROATIA – 0.0%**
Adris Grupa DD	579	$27,197

GERMANY – 0.1%
Bayerische Motoren Werke AG	1,210	101,169
Henkel AG & Co. KGaA	1,401	151,606
Porsche Automobil Holding SE	1,198	112,219
Volkswagen AG	901	229,009

TOTAL GERMANY		$594,003

NIGERIA – 0.0%**
Ecobank Transitional, Inc.††	7,768	—

PHILIPPINES – 0.0%**
Ayala Land Voting*,††	178,200	412

RUSSIA – 0.1%
Surgutneftegas OAO ADR*	22,870	186,953

TOTAL PREFERRED STOCKS
(COST $4,644,551)		$5,210,736

MONEY MARKET FUND – 1.8%
Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	9,916,167	9,916,167

TOTAL MONEY MARKET FUND
(COST $9,916,167)		$9,916,167

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

28	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

RIGHTS – 0.0%**

HONG KONG – 0.0%**
New World Development Co. Ltd., Expire 3/02/15	1,336	$—

PERU – 0.0%**
Sociedad Minera el Brocal SAA, Expire 11/20/13 at $9.27*	814	147

POLAND – 0.0%**
Polimex-Mostostal SA, Expire 12/31/2049 at $0.52*	47,700	—

ROMANIA – 0.0%**
Transelectrica SA, Expire To Be Announced at $10.00	2,450	18

TAIWAN – 0.0%**
Mega Financial Holding Co. Ltd., Expire 12/6/13 at $21.50	5,617	746

TOTAL RIGHTS
(COST $0)		$911

CALL WARRANTS – 1.1%
Citigroup Global Markets - Agility, Expire 3/17/2014	19,000	47,803
Al-Qurain Petrochemicals Co., Expire 11/2/2013	40,000	32,318
Bank Alfalah Ltd., 1/20/2015•,Ω	129,000	27,431
Boubyan Petrochemicals Co., Expire 3/24/2016	93,000	176,605
Commercial Bank of Kuwait, Expire 2/25/2014*	19,000	47,803
DG Khan Cement Co. Ltd., Expire 1/17/2017•,Ω	43,500	29,156
Fauji Fertilizer Co. Ltd., Expire 1/17/2017•,Ω	68,500	69,482
Gulf Cable & Electrical Industries Co., Expire 11/4/2013	12,500	42,523
Hub Power Co Ltd./The, Expire 1/17/2017•,Ω	118,399	69,398
Kuwait Food Co., Expire 11/15/2013	9,600	83,685
Kuwait Real Estate Co., Expire 11/15/2013*	120,000	39,546
Lucky Cement Ltd., Expire 1/20/2015•,Ω	23,200	54,709
MCB Bank Ltd., Expire 1/20/2015•,Ω	59,500	156,796
Mobile Telecommunications Co., Expire 3/24/2016	135,100	391,981
National Bank of Pakistan, Expire 1/20/2015•,Ω	55,000	25,416
National Industries Group Holdings, Expire 1/14/2014*	68,000	62,651
Nishat Mills Ltd., Expire 01/17/2017•,Ω	34,400	29,805
Oil & Gas Development Co. Ltd., Expire 1/20/2015•,Ω	43,200	109,151
Pakistan State Oil Co. Ltd., Expire 1/17/2017•,Ω	11,900	30,707

Description	Number of Shares	Value

Pakistan Telecommunication Co Ltd., Expire 1/20/2015•,Ω	91,800	$22,935
SUI Southern Gas Co Ltd., 1/20/2015•,Ω	91,500	20,426
Sultan, Expire 3/11/2014*	100,000	36,145
JPMorgan Chase Bank NA - FPT Corp., Expire 1/13/2015•,Ω	24,950	53,892
HAGL JSC, Expire 3/3/2015	59,408	63,567
Hoa Phat Group JSC, Expire 3/3/2015	22,804	39,907
Masan Group Corp., Expire 7/7/2016	27,330	104,947
PetroVietnam Drilling & Well Services JSC, Expire 12/15/2014•,Ω	13,200	39,468
PetroVietnam Fertilizer & Chemicals JSC, Expire 12/9/2014•,Ω	24,830	48,915
Pha Lai Thermal Power JSC, Expire 1/13/2015•,Ω	58,600	56,256
Saudi Pharmaceutical Industries Ltd., Expire 9/24/2015	2,270	32,533
Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/2016	112,127	91,944
Vingroup JSC, Expire 12/16/2014•,Ω	31,800	101,124
Merrill Lynch International & Co. - ABB India Ltd., Expire 6/5/2017	2,560	26,087
Adani Ports and Special Economic Zone, Expire 12/17/2014	21,000	49,982
Aditya Birla Nuvo Ltd., Expire 6/11/2015•,Ω	1,600	31,919
Ambuja Cements Ltd., Expire 6/11/2015•,Ω	17,000	52,227
Axis Bank Ltd., Expire 3/16/2015•,Ω	5,660	113,244
Bharat Heavy Electricals Ltd., Expire 8/17/2015	16,020	36,808
Bharti Airtel Ltd., Expire 2/8/2016	36,600	218,787
Burgan Bank, Expire 3/30/2016	14,900	30,624
Cairn India Ltd., Expire 11/14/2016	8,870	45,658
Cipla Ltd., Expire 9/9/2015	11,100	74,913
Coal India Ltd., Expire 11/2/2015	14,980	71,188
Colgate-Palmolive India Ltd., Expire 8/10/2017	2,500	50,421
Container Corp. of India, Expire 2/2/2015•,Ω	3,750	46,321
DLF Ltd., Expire 2/1/2016	11,800	29,207
Dr. Reddy’s Laboratories Ltd., Expire 12/17/2015	1,400	56,003
Essar Oil Ltd., Expire 3/27/2017	44,290	37,452
Grasim Industries Ltd., Expire 4/18/2016	300	13,741
HCL Technologies Ltd., Expire 8/17/2015	3,500	62,310
HDFC Bank Ltd., Expire 5/26/2015•,Ω	15,430	170,920
Hero Motocorp Ltd., Expire 4/18/2016	2,200	74,453
Hindustan Unilever Ltd., Expire 12/14/2015	9,900	98,110
Housing Development Finance Corp., Expire 8/19/2015	20,500	286,231
Idea Cellular Ltd., Expire 2/14/2017	24,300	68,358
IDFC Ltd., Expire 7/29/2015	32,000	55,392
Indian Oil Corp. Ltd., Expire 7/29/2016	9,400	30,922

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	29

 Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

ITC Ltd., Expire 8/4/2015	23,500	$128,230
Jaiprakash Associates Ltd., Expire 6/15/2015•,Ω	50,500	39,188
Jindal Steel & Power Ltd., Expire 10/8/2015	9,510	37,146
Kotak Mahindra Bank Ltd., Expire 3/27/2017	7,400	90,671
Larsen & Toubro Ltd., Expire 6/10/2014	5,535	87,667
Mahindra & Mahindra Ltd., Expire 12/10/2015	4,400	63,618
Malaysian Resources Corp. Bhd, Expire 9/16/2018	8,967	725
Maruti Suzuki India Ltd., Expire 11/30/2015	1,000	26,646
Nestle India Ltd., Expire 9/17/2015	570	51,997
NTPC Ltd., Expire 10/6/2014•,Ω	54,303	131,886
Oil & Natural Gas Corp. Ltd., Expire 2/28/2016	28,400	135,826
Piramal Enterprises Ltd., Expire 1/19/2018	4,505	41,225
Power Grid Corp. of India Ltd., Expire 3/27/2017	36,900	60,867
Ranbaxy Laboratories Ltd., Expire 10/26/2015	5,000	31,846
Reliance Capital Ltd., Expire 8/30/2016	7,700	46,418
Reliance Communications Ltd., Expire 12/28/2015	30,229	72,314
Reliance Infrastructure Ltd., Expire 2/11/16	4,900	34,454
Reliance Power Ltd., Expire 3/27/2017	23,200	27,634
Sesa Goa Ltd., Expire 12/4/2014	31,300	102,658
Steel Authority of India Ltd., Expire 3/25/2014•,Ω	32,680	32,843
Sun Pharmaceutical Industries Ltd., Expire 2/2/2015•,Ω	12,000	119,022
Suzlon Energy Ltd., Expire 8/15/2015	163,300	25,524
Tata Consultancy Services Ltd., Expire 12/14/2015•,Ω	1,140	39,219
Tata Consultancy Services Ltd., Expire 8/6/2014	5,840	200,864
Tata Power Co. Ltd., Expire 9/17/2015	33,500	44,816
Tata Steel Ltd., Expire 12/23/2014•,Ω	4,750	25,910
Ultratech Cement Ltd., Expire 6/10/2014	1,871	59,942
Unitech Ltd., Expire 7/7/2015•,Ω	46,200	13,125
United Spirits Ltd., Expire 1/13/2016	2,200	92,220
WCT Holdings Bhd, Expire 12/11/17	7,093	922

TOTAL CALL WARRANTS
(COST $6,178,759)		$5,935,726

CERTIFICATES – 0.1%
Citigroup Global Markets - Citigroup Global, Expire 3/24/2016	67,100	216,375
HSBC Bank PLC - Al Rajhi Bank, Expire 2/16/2015	3,300	64,233
Almarai Co. Ltd., Expire 11/24/2014	2,070	30,909
Etihad Etisalat Co., Expire 12/5/2014	2,760	62,001

Description	Number of Shares	Value

Saudi Basic Industries Corp., Expire 2/23/2015	4,500	$85,466
Saudi Cement Co., Expire 8/10/2015	960	27,837
Saudi Kayan Petrochemical Co., Expire 3/27/2015	33,371	257,618
Savola, Expire 2/2/2015	3,150	46,405

TOTAL CERTIFICATES
(COST $739,933)		$790,844

REAL ESTATE INVESTMENT TRUSTS – 0.6%

AUSTRALIA – 0.1%
CFS Retail Property Trust Group	9,654	18,888
Federation Centres Ltd.	15,794	37,021
Shopping Centres Australasia Property Group	2,111	3,182
Stockland	25,350	96,078
Westfield Group	4,442	45,426
Westfield Retail Trust	10,178	29,725

TOTAL AUSTRALIA		$230,320

CANADA – 0.0%**
H&R Real Estate Investment Trust	1,200	24,860

FRANCE – 0.5%
Unibail-Rodamco SE	9,988	2,617,322

HONG KONG – 0.0%**
Link REIT	17,500	88,256

NETHERLANDS – 0.0%**
Corio NV	1,053	45,944

NIGERIA – 0.0%**
Afriland Properties PLC††	24,606	—

SINGAPORE – 0.0%**
Keppel REIT	3,696	3,600

TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $2,515,264)		$3,010,302

TOTAL INVESTMENTS IN SECURITIES – 98.9%
(COST $454,561,750)		$530,718,127

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.9%

REPURCHASE AGREEMENTS – 0.9%

Citigroup Global Markets, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,200,660, collateralized by U.S. Government Securities 1.63% to 7.00%, maturing 01/01/14 to 10/01/43; total market value of $1,224,669.	$1,200,656	$1,200,656

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

30	PORTFOLIOS OF INVESTMENTS

 Wilmington Multi-Manager International Fund (continued)

Description	Par Value	Value

Deutsche Bank Securities, Inc., 0.12%, dated 10/31/13, due 11/01/13, repurchase price $1,200,660, collateralized by U.S. Government Securities 2.00% to 7.00%, maturing 07/01/25 to 11/01/47; total market value of $1,224,669.	$1,200,656	$1,200,656

HSBC Securities USA, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $1,200,659, collateralized by U.S. Government Securities 0.07% to 8.13%, maturing 04/02/14 to 11/15/19; total market value of $1,224,676.	1,200,656	1,200,656

Mizuho Securities USA, Inc., 0.11%, dated 10/31/13, due 11/01/13, repurchase price $1,200,660, collateralized by U.S. Government & Treasury Securities 0.00% to 9.00%, maturing 11/15/13 to 04/01/43; total market value of $1,224,671.	1,200,656	1,200,656

Description	Par Value	Value

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $252,763, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $257,817.	$252,762	$252,762

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $5,055,386)		$5,055,386

TOTAL INVESTMENTS – 99.8%
(COST $459,617,136)		$535,773,513

COLLATERAL FOR SECURITIES ON LOAN – (0.9%)		(5,055,386)

OTHER ASSETS LESS LIABILITIES – 1.1%		6,133,556

TOTAL NET ASSETS – 100.0%		$536,851,683

Cost of investments for Federal income tax purposes is $467,685,216. The net unrealized appreciation/(depreciation) of investments was $68,088,297. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $96,926,711 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,838,414.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	31

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets
Investments in Securities
Common Stocks	$486,635,866	$612,757	$—		$487,248,623
Investment Companies	18,604,818	—	—		18,604,818
Preferred Stocks	5,210,324	412	—	(a)	5,210,736
Money Market Fund	9,916,167	—	—		9,916,167
Rights	—	911	—		911
Call Warrants	5,935,726	—	—		5,935,726
Certificates	790,844	—	—		790,844
Real Estate Investment Trusts	3,010,302	—	—		3,010,302
Repurchase Agreements	—	5,055,386	—		5,055,386

Total Investments	$530,104,047	$5,669,466	$—		$535,773,513

Other Financial Instruments^
Forward Foreign Currency Contracts	—	1,306	—		1,306

Total Assets	$530,104,047	$5,670,772	$—		$535,774,819

Liabilities
Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$(2,237)	$—		$(2,237)

Total Liabilities	$—	$(2,237)	$—		$(2,237)

(a) At October 31, 2013, the Fund held a security that was valued at $0 and classified as Level 3. Beginning and ending Level 3 balances were zero and there was no activity during the period.

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair Value at October 31, 2013	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investments in Securities:
Preferred Stocks	$—	Discounted cash flow	Estimated liquidation value	$—

The significant unobservable input used in the fair value measurement of the Fund’s preferred stock is estimated liquidation value. Significant increases in estimated liquidation value in isolation would result in a similar significant increase in fair value measurement.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

32	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

At October 31, 2013, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2013	Bank of New York	1,115,780 Japanese Yen	$ 11,368	$ 11,347	$ (21)
11/1/2013	Bank of New York	59,944 Euro	82,388	81,390	(998)
11/4/2013	Bank of New York	89,074 Norwegian Krone	15,019	14,963	(56)
11/4/2013	Bank of New York	77,953 Canadian Dollar	74,839	74,764	(75)
11/4/2013	Bank of New York	33,594 Canadian Dollar	32,253	32,220	(33)
11/4/2013	Bank of New York	4,774 Thai Baht	153	153	—
11/5/2013	Bank of New York	32,095,823 Japanese Yen	327,108	326,417	(691)
11/5/2013	Bank of New York	11,743,318 Japanese Yen	119,683	119,431	(252)
11/5/2013	Bank of New York	1,127,336 Japanese Yen	11,444	11,465	21
11/6/2013	Bank of New York	1,122,724 Japanese Yen	11,420	11,418	(2)
CONTRACTS SOLD
11/1/2013	Bank of New York	117,138 Swedish Krona	18,349	18,077	272
11/4/2013	Bank of New York	75,658 Pound Sterling	121,211	121,310	(99)
11/4/2013	Bank of New York	63,248 Swedish Krona	9,882	9,759	123
11/4/2013	Bank of New York	50,977 Euro	69,844	69,215	629
11/4/2013	Bank of New York	982 Canadian Dollar	936	942	(6)
11/4/2013	Bank of New York	148 Canadian Dollar	141	142	(1)
11/5/2013	Bank of New York	12,094,367 Japanese Yen	123,261	123,001	260
11/5/2013	Bank of New York	61,503 Swedish Krona	9,487	9,490	(3)
11/5/2013	Bank of New York	7,428 Japanese Yen	76	76	—
11/5/2013	Bank of New York	440 Singapore Dollar	355	354	1
11/5/2013	Bank of New York	118 Pound Sterling	190	190	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(931)

At October 31, 2013, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2013	Bank of New York	26,662,995 Japanese Yen	$271,794	$271,158	$ (636)
11/1/2013	Bank of New York	6,881,501 Japanese Yen	70,148	69,984	(164)
11/1/2013	Bank of New York	5,451,102 Japanese Yen	55,567	55,437	(130)
11/1/2013	Bank of New York	3,712,928 Japanese Yen	37,848	37,760	(88)
11/1/2013	Bank of New York	2,709,408 Japanese Yen	27,619	27,554	(65)
11/1/2013	Bank of New York	430,625 Norwegian Krone	73,424	72,337	(1,087)
11/1/2013	Bank of New York	245,287 Swedish Krona	38,530	37,853	(677)
11/1/2013	Bank of New York	159,876 Euro	220,325	217,073	(3,252)
11/1/2013	Bank of New York	101,058 Canadian Dollar	96,753	96,925	172
11/1/2013	Bank of New York	60,479 Swiss Franc	67,536	66,654	(882)
11/1/2013	Bank of New York	51,300 Canadian Dollar	49,114	49,201	87
11/1/2013	Bank of New York	40,927 Canadian Dollar	39,184	39,253	69
11/1/2013	Bank of New York	24,842 Pound Sterling	39,760	39,832	72
11/1/2013	Bank of New York	23,232 Pound Sterling	37,183	37,250	67
CONTRACTS SOLD
11/1/2013	Bank of New York	112,553 Pound Sterling	180,142	180,469	(327)

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	33

Wilmington Multi-Manager International Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
11/1/2013	Bank of New York	14,590 Euro	$ 20,106	$ 19,810	$ 296
11/1/2013	Bank of New York	2,388 Canadian Dollar	2,281	2,290	(9)
11/1/2013	Bank of New York	801 Canadian Dollar	765	768	(3)
11/1/2013	Bank of New York	132 Canadian Dollar	127	127	—
11/1/2013	Bank of New York	107 Canadian Dollar	102	103	(1)
11/1/2013	Bank of New York	69 Canadian Dollar	66	66	—
11/1/2013	Bank of New York	16 Canadian Dollar	15	15	—
11/1/2013	Bank of New York	8 Canadian Dollar	7	7	—
11/5/2013	Bank of New York	2,403,813 Egyptian Pound	348,894	348,970	(76)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(6,634)

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

34

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Alternatives Fund†

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Common Stocks	40.7%
Corporate Bonds	17.3%
Investment Companies	11.5%
U.S. Government Obligations	1.9%
Purchased Options	0.0%[3]
Cash Equivalents[1]	32.0%
Securities Sold Short	(18.4)%
Written Options	(0.2)%
Other Assets and Liabilities – Net[2]	15.2%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represent less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 40.7%

AEROSPACE & DEFENSE – 1.5%

Lockheed Martin Corp.Ö	7,025	$936,713

COMMERCIAL SERVICES & SUPPLIES – 0.7%

ADT Corp.Ö	9,800	425,026

COMMUNICATIONS EQUIPMENT – 1.6%

EchoStar Corp.*,Ö	20,112	964,572

CONSTRUCTION & ENGINEERING – 0.3%

Pike Electric Corp.	6,970	75,346

Primoris Services Corp.Ö	4,604	119,888

TOTAL CONSTRUCTION & ENGINEERING		$195,234

DIVERSIFIED CONSUMER SERVICES – 0.5%

JTH Holding, Inc.*,Ö	16,611	328,067

DIVERSIFIED FINANCIAL SERVICES – 1.5%

JPMorgan Chase & Co.Ö	17,306	891,951

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%

Jazztel PLCÖ	41,662	457,060

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%

GSI Group, Inc.*,Ö	29,766	297,065

Description	Number of Shares	Value

FOOD PRODUCTS – 0.9%

Marine Harvest ASAÖ	477,050	$559,345

HOTELS, RESTAURANTS & LEISURE – 2.8%

Starwood Hotels & Resorts Worldwide, Inc.Ö	13,330	981,355

Thomas Cook Group PLCÖ	313,623	724,631

TOTAL HOTELS, RESTAURANTS & LEISURE		$1,705,986

HOUSEHOLD DURABLES –1.1%

Brookfield Residential Properties, Inc.*,Ö	9,310	205,565

WCI Communities, Inc.*	25,993	468,914

TOTAL HOUSEHOLD DURABLES		$674,479

INSURANCE – 0.7%

XL Group PLCÖ	13,916	425,412

INTERNET SOFTWARE & SERVICES – 0.9%

IntraLinks Holdings, Inc.*,Ö	53,422	555,054

IT SERVICES – 1.1%

InterXion Holding NVÖ	30,400	682,784

MACHINERY – 1.0%

Luxfer Holdings PLC ADRÖ	31,846	586,603

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	35

Wilmington Multi-Manager Alternatives Fund† (continued)

Description	Number of Shares	Value

MEDIA – 7.1%

Atresmedia Corp. de Medios de Comunicaion SAÖ	30,114	$504,960

Gray Television, Inc.*,Ö	92,470	781,372

RTL GroupÖ	8,581	932,072

Time Warner Cable, Inc.Ö	4,066	488,530

Viacom, Inc.Ö	8,091	673,899

Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SAÖ	136,000	935,460

TOTAL MEDIA		$4,316,293

METALS & MINING – 0.9%

Newmont Mining Corp.Ö	20,199	550,625

OIL, GAS & CONSUMABLE FUELS – 5.8%

Africa Oil Corp.Ö	80,992	718,673

Det Norske Oljeselskap ASA*,Ö	46,759	666,073

Encana Corp.Ö	37,618	674,115

Lundin Petroleum AB*,Ö	26,700	551,301

Talisman Energy, Inc.Ö	40,699	507,923

Ultra Petroleum Corp.*,Ö	21,740	399,146

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,517,231

REAL ESTATE INVESTMENT TRUSTS – 4.2%

Apollo Commercial Real Estate Finance, Inc.Ö	28,490	458,974

Ares Commercial Real Estate Corp.Ö	57,143	710,287

Chimera Investment Corp.Ö	147,812	447,870

Ryman Hospitality Properties, Inc.Ö	25,127	927,438

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,544,569

ROAD & RAIL – 0.6%

Quality Distribution, Inc.*	33,400	343,352

SOFTWARE – 3.0%

Playtech PLCÖ	85,526	1,009,988

Verint Systems, Inc.*,Ö	21,803	796,246

TOTAL SOFTWARE		$1,806,234

TRADING COMPANIES & DISTRIBUTORS – 0.7%

Ashtead Group PLCÖ	41,934	440,406

TRANSPORTATION INFRASTRUCTURE – 1.5%

Macquarie Infrastructure Co. LLCÖ	16,130	885,697

WIRELESS TELECOMMUNICATION SERVICES – 1.1%

Crown Castle International Corp.*	8,785	667,836

TOTAL COMMON STOCKS (COST $22,410,948)		$24,757,594

INVESTMENT COMPANIES – 11.5%

ALTERNATIVE INVESTMENT FUND – 3.3%
Arbitrage Fund	157,241	2,022,116

Description	Number of Shares	Value

EQUITY FUNDS – 8.2%

Professionally Managed Portfolios - The Osterweis Strategic Income Fund	421,485	$5,011,458

TOTAL INVESTMENT COMPANIES (COST $6,968,541)		$7,033,574

	Par Value

CORPORATE BONDS – 17.3%

COMMERCIAL SERVICES & SUPPLIES – 2.6%

The Hertz Corp.,
Company Guaranteed, 7.50%, 10/15/18	$500,000	544,375

Safway Group Holding LLC / Safway Finance Corp.,
Secured, 7.00%, 5/15/18•,Ω	500,000	520,000

ServiceMaster Co.,
Company Guaranteed, 7.00%, 8/15/20	500,000	493,750

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,558,125

DIVERSIFIED FINANCIAL SERVICES – 1.3%

Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
Company Guaranteed, 8.00%, 1/15/18	750,000	787,969

ENVIORNMENTAL CONTROL – 0.8%

ADS Waste Holdings, Inc.,
Sr. Unsecured, 8.25%, 10/01/20•,Ω	475,000	499,938

HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%

Kinetic Concepts, Inc. / KCI USA, Inc.,
Secured, 10.50%, 11/01/18	500,000	565,000

LODGING – 2.6%

Boyd Gaming Corp.,
Company Guaranteed, 9.13%, 12/01/18	500,000	547,500

CityCenter Holdings LLC / CityCenter Finance Corp.,
Sr. Secured, 7.63%, 1/15/16	500,000	528,750

Marina District Finance Co., Inc.,
Sr. Secured, 9.50%, 10/15/15	500,000	526,250

TOTAL LODGING		$1,602,500

MACHINERY – 0.8%

BC Mountain LLC / BC Mountain Finance, Inc.,
Company Guaranteed, 7.00%, 2/01/21•,Ω	500,000	506,250

OFFICE/BUSINESS EQUIPMENT – 0.1%

CDW LLC / CDW Finance Corp.,
Company Guaranteed, 12.54%, 10/12/17	67,000	70,015

RETAIL – 3.2%

Burlington Holdings LLC / Burlington Holding Finance, Inc.,
Sr. Unsecured, 9.00%, 2/15/18•,Ω	415,000	427,450

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

36	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund† (continued)

Description	Par Value	Value

Dave & Buster’s, Inc., Company Guaranteed, 11.00%, 6/01/18	$500,000	$555,000

Michaels Finco Holding LLC / Michaels Finco, Inc.,
Sr. Unsecured, 7.50%, 8/01/18•,Ω	400,000	414,000

Wok Acquisition Corp.,
Company Guaranteed, 10.25%, 6/30/20•,Ω	475,000	523,687

TOTAL RETAIL		$1,920,137

SOFTWARE – 1.2%

First Data Corp.,
Company Guaranteed, 11.25%, 3/31/16	754,000	759,655

TELECOMMUNICATIONS – 3.8%

Intelsat Jackson Holdings SA,
Company Guaranteed, 7.25%, 10/15/20	500,000	545,000

Intelsat Jackson Holdings SA,
Company Guaranteed, 7.50%, 4/01/21	150,000	164,250

Level 3 Financing, Inc.,
Company Guaranteed, 10.00%, 2/01/18	500,000	537,500

Sprint Corp.,
Company Guaranteed, 7.25%, 9/15/21•,Ω	475,000	514,188

Wind Acquisition Finance SA,
Sr. Secured, 7.25%, 2/15/18•,Ω	500,000	528,750

TOTAL TELECOMMUNICATIONS		$2,289,688

TOTAL CORPORATE BONDS (COST $10,398,392)		$10,559,277

U.S. GOVERNMENT OBLIGATIONS – 1.9%

U.S. TREASURY BILLS – 0.3%

0.09%, 10/16/14	150,000	149,869

U.S. TREASURY NOTES – 1.6%

0.25%, 1/31/14Ö	750,000	750,361

0.25%, 3/31/14Ö	250,000	250,162

TOTAL U.S. TREASURY NOTES		$1,000,523

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $1,150,127)		$1,150,392

	Number of Shares

MONEY MARKET FUND – 32.0%

Dreyfus Cash Management Fund, Institutional Shares, 0.04%^	19,469,647	19,469,647

TOTAL MONEY MARKET FUND (COST $19,469,647)		$19,469,647

	Contracts

PURCHASED OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**

S&P 500 Index, Strike Price $1,615.00, Expiring 11/25/2013	6	990

Description	Contracts	Value

S&P 500 Index, Strike Price $1,800.00,
Expiring 11/06/2013	6	$109

S&P 500 Index, Strike Price $1,810.00,
Expiring 11/01/2013	5	25

S&P 500 Index, Strike Price $1,815.00,
Expiring 11/04/2013	6	3

S&P 500 Index, Strike Price $1,815.00,
Expiring 11/08/2013	7	91

S&P 500 Index, Strike Price $1,820.00,
Expiring 11/11/2013	7	106

S&P 500 Index, Strike Price $1,845.00,
Expiring 11/13/2013	7	19

S&P 500 Index, Strike Price $1,850.00,
Expiring 11/16/2013	6	120

S&P 500 Index, Strike Price $1,860.00,
Expiring 11/18/2013	7	30

S&P 500 Index, Strike Price $1,865.00,
Expiring 11/20/2013	7	37

S&P 500 Index, Strike Price $1,870.00,
Expiring 11/22/2013	6	120

S&P 500 Index, Strike Price $1,880.00,
Expiring 11/25/2013	6	30

S&P 500 Index, Strike Price $1,885.00,
Expiring 11/27/2013	7	34

TOTAL CALL OPTIONS		$1,714

PUT OPTIONS – 0.0%**

Russell 2000 Index, Strike Price $1,070.00,
Expiring 11/16/2013	11	4,894

S&P 500 Index, Strike Price $1,460.00,
Expiring 11/06/2013	6	4

S&P 500 Index, Strike Price $1,500.00,
Expiring 11/04/2013	6	1

S&P 500 Index, Strike Price $1,505.00,
Expiring 11/01/2013	5	25

S&P 500 Index, Strike Price $1,520.00,
Expiring 11/08/2013	7	70

S&P 500 Index, Strike Price $1,520.00,
Expiring 11/11/2013	7	110

S&P 500 Index, Strike Price $1,545.00,
Expiring 11/13/2013	7	233

S&P 500 Index, Strike Price $1,585.00,
Expiring 11/20/2013	7	686
S&P 500 Index, Strike Price $1,590.00,
Expiring 11/16/2013	6	300

S&P 500 Index, Strike Price $1,590.00,
Expiring 11/18/2013	7	586

S&P 500 Index, Strike Price $1,600.00,
Expiring 11/22/2013	6	660

S&P 500 Index, Strike Price $1,610.00,
Expiring 11/16/2013	3	240

S&P 500 Index, Strike Price $1,610.00,
Expiring 11/27/2013	7	1,200

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	37

Wilmington Multi-Manager Alternatives Fund† (continued)

Description	Contracts	Value

S&P 500 Index, Strike Price $1,680.00,
Expiring 11/16/2013	64	12,160

TOTAL PUT OPTIONS		$21,169

TOTAL PURCHASED OPTIONS
(COST $50,039)		$22,883

TOTAL INVESTMENTS IN SECURITIES – 103.4%
(COST $60,447,694)		$62,993,367

Description	Number of Shares	Value

SECURITIES SOLD SHORT – (18.4%)

INVESTMENT COMPANIES – (18.4%)

EQUITY FUNDS – (18.4%)

Consumer Staples Select Sector SPDR Fund	(1,960)	$(83,006)

Health Care Select Sector SPDR Fund	(2,740)	(144,508)

iShares Core S&P 500 ETF	(5,100)	(901,170)

iShares Dow Jones US Real Estate Index Fund	(13,206)	(873,841)

iShares MSCI EMU ETF	(97,000)	(3,858,660)

iShares MSCI United Kingdom Index Fund	(17,420)	(354,497)

iShares U.S. Industrials ETF	(6,640)	(626,750)

iShares US Consumer Goods ETF	(6,560)	(613,360)

iShares US Technology ETF	(7,380)	(607,374)

SPDR S&P 500 ETF Trust, Series T	(7,700)	(1,353,121)

SPDR S&P Homebuilders ETF	(59,016)	(1,801,168)

TOTAL EQUITY FUNDS		$(11,217,455)

TOTAL INVESTMENT COMPANIES		$(11,217,455)

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $11,134,679)		$(11,217,455)

	Contracts

WRITTEN OPTIONS – (0.2%)

CALL OPTIONS – (0.2%)

S&P 500 Index, Strike Price $1,720.00,
Expiring 11/06/2013	(6)	$(22,864)

S&P 500 Index, Strike Price $1,730.00,
Expiring 11/01/2013	(5)	(19,250)

S&P 500 Index, Strike Price $1,735.00,
Expiring 11/04/2013	(6)	(14,274)

S&P 500 Index, Strike Price $1,735.00,
Expiring 11/08/2013	(7)	(18,200)

S&P 500 Index, Strike Price $1,740.00,
Expiring 11/11/2013	(7)	(16,155)

S&P 500 Index, Strike Price $1,760.00,
Expiring 11/13/2013	(7)	(7,959)

S&P 500 Index, Strike Price $1,765.00,
Expiring 11/16/2013	(6)	(6,588)

Description	Contracts	Value

S&P 500 Index, Strike Price $1,775.00,
Expiring 11/18/2013	(7)	$(5,259)

S&P 500 Index, Strike Price $1,780.00,
Expiring 11/20/2013	(7)	(4,760)

S&P 500 Index, Strike Price $1,785.00,
Expiring 11/22/2013	(6)	(4,596)

S&P 500 Index, Strike Price $1,795.00,
Expiring 11/25/2013	(6)	(2,606)

S&P 500 Index, Strike Price $1,800.00,
Expiring 11/27/2013	(7)	(2,667)

TOTAL CALL OPTIONS		$(125,178)

PUT OPTIONS – 0.0%**

S&P 500 Index, Strike Price $1,540.00,
Expiring 11/06/2013	(6)	(44)

S&P 500 Index, Strike Price $1,580.00,
Expiring 11/04/2013	(6)	(19)

S&P 500 Index, Strike Price $1,585.00,
Expiring 11/01/2013	(5)	(25)

S&P 500 Index, Strike Price $1,600.00,
Expiring 11/08/2013	(7)	(245)

S&P 500 Index, Strike Price $1,600.00,
Expiring 11/11/2013	(7)	(333)

S&P 500 Index, Strike Price $1,630.00,
Expiring 11/13/2013	(7)	(581)

S&P 500 Index, Strike Price $1,670.00,
Expiring 11/20/2013	(7)	(1,983)

S&P 500 Index, Strike Price $1,675.00,
Expiring 11/16/2013	(6)	(1,080)

S&P 500 Index, Strike Price $1,675.00,
Expiring 11/18/2013	(7)	(1,694)

S&P 500 Index, Strike Price $1,685.00,
Expiring 11/22/2013	(6)	(2,310)

S&P 500 Index, Strike Price $1,695.00,
Expiring 11/27/2013	(7)	(4,379)

S&P 500 Index, Strike Price $1,700.00,
Expiring 11/25/2013	(6)	(3,812)

TOTAL PUT OPTIONS		$(16,505)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $106,131)		$(141,683)

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 84.8%		51,634,229

OTHER ASSETS LESS LIABILITIES – 15.2%		9,254,820

TOTAL NET ASSETS – 100.0%		$60,889,049

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

38	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Alternatives Fund† (continued)

Cost of investments for Federal income tax purposes is $60,958,455. The net unrealized appreciation/(depreciation) of investments was $2,034,912. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,017,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $983,087.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$24,757,594	$—	$—	$24,757,594
Investment Companies	7,033,574	—	—	7,033,574
Corporate Bonds	—	10,559,277	—	10,559,277
U.S. Government Obligations	—	1,150,392	—	1,150,392
Money Market Fund	19,469,647	—	—	19,469,647
Purchased Options	18,705	4,178	—	22,883

Total Investments	$51,279,520	$11,713,847	$—	$62,993,367

Other Financial Instruments^
Financial Futures Contracts	—	17,046	—	17,046
Forward Foreign Currency Contracts	—	116,627	—	116,627

Total Assets	$51,279,520	$11,847,520	$—	$63,127,040

Liabilities

Other Financial Instruments^
Financial Futures Contracts	$—	$(4,706)	$—	$(4,706)
Forward Foreign Currency Contracts	—	(623)	—	(623)
Securities Sold Short	(11,217,455)	—	—	(11,217,455)
Written Options	(52,294)	(89,389)	—	(141,683)

Total Liabilities	$(11,269,749)	$(94,718)	$—	$(11,364,467)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments such as financial futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

At October 31, 2013, the Wilmington Multi-Manager Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/29/2013	Bank of New York	2,806,000 Danish Krone	$511,550	$510,927	$(623)
CONTRACTS SOLD
11/29/2013	Bank of New York	7,840,000 Swedish Krona	1,231,825	1,209,021	22,804
11/29/2013	Bank of New York	6,803,000 Norwegian Krone	1,153,499	1,141,567	11,932
11/29/2013	Bank of New York	2,806,000 Danish Krone	518,787	510,927	7,860
11/29/2013	Bank of New York	2,012,000 Euro	2,773,361	2,731,982	41,379
11/29/2013	Bank of New York	1,329,000 Pound Sterling	2,159,200	2,130,473	28,727
11/29/2013	Bank of New York	524,000 Norwegian Krone	88,810	87,929	881
11/29/2013	Bank of New York	432,000 Swedish Krona	68,138	66,620	1,518

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	39

Wilmington Multi-Manager Alternatives Fund† (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
11/29/2013	Bank of New York	49,000 Euro	$67,687	$66,535	$ 1,152
11/29/2013	Bank of New York	29,000 Pound Sterling	46,863	46,489	374
NET UNREALIZED APPRECIATION
(DEPRECIATION) ON FORWARD FOREIGN
CURRENCY CONTRACTS					$116,004

At October 31, 2013, the Wilmington Multi-Manager Alternatives Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
11/5/2013	Bank of New York	2,930,935 Danish Krone	$534,189	$533,552	$637
NET UNREALIZED APPRECIATION
(DEPRECIATION) ON FOREIGN
EXCHANGE CONTRACTS					$637

At October 31, 2013, the Wilmington Multi-Manager Alternatives Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
SHORT POSITIONS:
Australian Dollar Future	December 2013	9	$ 851,501	$ 848,790	$ 2,711
British Pound Future	December 2013	24	2,404,079	2,407,200	(3,121)
Canadian Dollar Future	December 2013	7	675,480	670,950	4,530
Euro Fx Future	December 2013	30	5,106,632	5,097,000	9,632
Japanese Yen Future	December 2013	3	380,496	381,450	(954)
New Zealand Future	December 2013	2	164,149	164,780	(631)
Norwegian Krone Cross Futures	December 2013	1	100,284	100,120	164
Swedish Krona Cross Futures	December 2013	1	99,957	99,948	9
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$12,340

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

40

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Multi-Manager Real Asset Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Inflation-Linked & Fixed Income Securities:

Foreign Government Inflation-Linked Securities	24.5%

U.S. Government Inflation-Linked Securities	12.2%

Exchange-Traded Funds	2.2%

Corporate Bonds	1.1%

Foreign Government Securities	0.7%

Corporate Notes	0.4%

Mortgage-Backed Securities	0.1%

Asset-Backed Securities	0.1%

U.S. Treasury	0.0%[3]

Real Estate Related Securities:

Real Estate Investment Trusts	24.4%

Common Stocks	11.7%

Exchange-Traded Funds	2.7%

Commodity Related Securities:

Investment Companies	7.3%

Exchange-Traded Fund	4.1%

Structured Note	0.8%

Purchased Option	0.0%[3]

Written Options	0.0%[3]

Short-Term Investments

Cash Equivalents[1]	7.7%

Other Assets and Liabilities – Net[2]	0.0%[3]

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market funds and repurchase agreements.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Par Value	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 41.3%

ASSET-BACKED SECURITIES – 0.1%

DIVERSIFIED FINANCIAL SERVICES – 0.1%

Venture VII CDO Ltd.,
0.50%, 1/20/22Δ,•,Ω	$400,000	$389,912

TOTAL ASSET-BACKED SECURITIES
(COST $365,200)		$389,912

Description	Par Value	Value

CORPORATE BONDS – 1.1%

CONSUMER FINANCE – 0.2%

SLM Corp.,
Series CPI, Sr. Unsecured, 3.48%, 1/31/14Δ	$734,000	$734,565

FINANCIALS – 0.9%

Ally Financial, Inc.,
Company Guaranteed, 5.50%, 2/15/17	569,000	615,943

Banco Santander Brasil SA,
Sr. Unsecured, 2.37%, 3/18/14Δ,•,Ω	500,000	500,044

CIT Group, Inc.,
Sr. Unsecured, 4.25%, 8/15/17	594,000	626,670

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	41

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value
Eksportfinans ASA,
Sr. Unsecured, 5.50%, 6/26/17	$1,000,000	$1,051,750

Ford Motor Credit Co LLC,
Sr. Unsecured, 5.63%, 9/15/15	400,000	432,866

Ford Motor Credit Co., LLC,
Sr. Unsecured, 8.00%, 6/01/14	200,000	208,590

International Lease Finance Corp.,
Sr. Unsecured, 8.63%, 9/15/15	200,000	223,125

Intesa Sanpaolo SpA,
Sr. Unsecured, 3.13%, 1/15/16	100,000	102,025

MAGI Funding PLC,
1.31%, 4/11/21•,Ω	200,034	267,408

TOTAL FINANCIALS		$4,028,421

TOTAL CORPORATE BONDS
(COST $4,692,837)		$4,762,986

CORPORATE NOTES – 0.4%

FINANCIALS – 0.4%

Metropolitan Life Global Funding I,
Secured, 1.02%, 1/10/14Δ,•,Ω	1,500,000	1,500,883

TOTAL CORPORATE NOTES
(COST $1,500,000)		$1,500,883

EXCHANGE-TRADED FUNDS – 2.2%

DEBT FUND – 2.2%

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund#	200,000	4,998,000

iShares TIPS ETF	38,800	4,381,684

TOTAL DEBT FUND		$9,379,684

TOTAL EXCHANGE-TRADED FUNDS
(COST $9,541,491)		$9,379,684

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 24.5%

DIVERSIFIED – 0.1%

Network Rail Infrastructure Finance PLC,
1.38%, 11/22/37	148,002GBP	300,290

GOVERNMENT – 24.4%

Australia Government Bond,

2.50%, 9/20/30	1,000,000AUD	1,118,905

4.00%, 8/20/20	350,000AUD	605,492

5.50%, 4/21/23	900,000AUD	955,045

Brazil Notas do Tesouro Nacional Serie B,

6.00%, 5/15/35	300,000BRL	319,974

6.00%, 5/15/45	1,508,000BRL	1,610,093

6.00%, 8/15/50	1,800,000BRL	1,921,418

Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/23	24,750,000BRL	10,093,344

Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond,
0.75%, 4/15/18	5,688,394EUR	8,391,052

Description	Par Value	Value

Canadian Government Bond,
4.00%, 12/01/31	$848,667CAD	$1,256,033

Denmark I/L Government Bond,
0.10%, 11/15/23	30,858,900DKK	5,483,916

Deutsche Bundesrepublik Inflation Linked Bond,

0.10%, 4/15/23	790,000EUR	1,109,860

1.75%, 4/15/20	315,743EUR	486,274

France Government Bond OAT,

0.25%, 7/25/18	2,950,000EUR	4,265,688

0.25%, 7/25/24	200,000EUR	265,042

1.00%, 7/25/17	452,904EUR	652,622

1.10%, 7/25/22	500,000EUR	783,804

1.30%, 7/25/19	106,554EUR	157,555

1.80%, 7/25/40	227,640EUR	362,031

1.85%, 7/25/27	80,000EUR	131,364

2.10%, 7/25/23	350,000EUR	609,433

2.25%, 7/25/20	242,546EUR	381,024

3.15%, 7/25/32	368,622EUR	691,123

3.40%, 7/25/29	250,262EUR	474,696

Japanese Government CPI Linked Bond,

0.10%, 9/10/23	18,054,000JPY	192,394

1.40%, 3/10/18	14,895,000JPY	171,580

Mexican Bonos,
7.50%, 5/29/31	15,890,000MXN	1,305,449

Mexican Udibonos,
4.00%, 11/15/40	9,975,884MXN	805,474

4.50%, 11/22/35	6,484,325MXN	565,053

New Zealand Government Bond,

3.00%, 9/20/30	1,000,000NZD	847,054

5.50%, 4/15/23	400,000NZD	354,426

New Zealand Index Linked,
2.02%, 9/20/25	6,500,000NZD	5,127,685

Poland Government Bond,

3.00%, 8/24/16	2,337,442PLN	799,648

Sweden Government Bond,

0.25%, 6/01/22	24,300,000SEK	3,627,872

4.29%, 12/01/15	11,400,000SEK	2,321,342

4.29%, 12/01/28	2,200,000SEK	566,708

5.16%, 12/01/20	4,400,000SEK	1,075,242

U.K. Gilt Inflation Linked,

0.13%, 3/22/24	7,557,106GBP	12,716,348

0.13%, 3/22/29	1,352,986GBP	2,242,806

0.13%, 3/22/44	2,608,729GBP	4,327,470

0.38%, 3/22/62	127,698GBP	245,880

0.50%, 3/22/50	482,160GBP	916,256

0.63%, 3/22/40	347,712GBP	650,287

0.63%, 11/22/42	885,885GBP	1,688,910

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

42	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

0.75%, 3/22/34	$3,241,950GBP	$6,027,921

0.75%, 11/22/47	1,111,250GBP	2,243,357

1.13%, 11/22/37	682,479GBP	1,399,799

1.25%, 11/22/17	64,772GBP	117,189

1.25%, 11/22/27	1,228,493GBP	2,372,221

1.25%, 11/22/32	346,734GBP	699,650

1.25%, 11/22/55	391,713GBP	968,005

1.88%, 11/22/22	3,697,418GBP	7,322,894

6.21%, 7/17/24	300,000GBP	1,599,769

7.23%, 4/16/20	250,000GBP	1,481,372

TOTAL GOVERNMENT		$106,905,849

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
(COST $105,825,349)		$107,206,139

FOREIGN GOVERNMENT SECURITIES – 0.7%

GOVERNMENT – 0.7%

Autonomous Community of Catalonia,
4.75%, 6/04/18	100,000EUR	138,749

Mexican Bonos de Proteccion al Ahorro,

3.99%, 4/01/18	15,500,000MXN	1,195,142

4.32%, 1/30/20	3,900,000MXN	300,330

South Africa Government Bond,
Series R207, Sr. Unsecured, 7.25%, 1/15/20	15,475,000ZAR	1,549,003

TOTAL GOVERNMENT		$3,183,224

TOTAL FOREIGN GOVERNMENT SECURITIES
(COST $3,524,384)		$3,183,224

MORTGAGE-BACKED SECURITIES – 0.1%

WHOLE LOAN – 0.1%

WAMU Mortgage Pass-Through Certificates,

2.38%, 11/25/36Δ	427,013	358,004

2.55%, 3/25/37Δ	189,420	176,057

TOTAL WHOLE LOAN		$534,061

TOTAL MORTGAGE-BACKED SECURITIES
(COST $453,992)		$534,061

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 12.2%

U.S. TREASURY INFLATION INDEXED BONDS – 5.4%

U.S. Treasury Inflation Indexed Bond,

0.13%, 4/15/18	1,500,000	1,570,564

0.63%, 2/15/43	9,570,000	8,046,258

0.75%, 2/15/42	3,020,000	2,694,886

2.00%, 1/15/26	1,118,000	1,522,845

2.13%, 2/15/40	400,000	515,334

2.13%, 2/15/41	1,300,000	1,655,861

2.38%, 1/15/25	1,573,000	2,333,780

2.50%, 1/15/29	2,950,000	3,962,279

3.38%, 4/15/32	324,000	599,650

Description	Par Value	Value

3.88%, 4/15/29	$350,000	$715,114

TOTAL U.S. TREASURY INFLATION INDEXED BONDS		$23,616,571

U.S. TREASURY INFLATION INDEXED NOTES – 6.8%

U.S. Treasury Inflation Indexed Note,

0.13%, 4/15/16	1,000,000	1,088,905

0.13%, 4/15/17	1,300,000	1,383,968

0.13%, 1/15/22	6,950,000	7,116,820

0.13%, 1/15/23	600,000	594,242

0.38%, 7/15/23	200,000	200,761

0.63%, 7/15/21	2,000,000	2,169,318

1.13%, 1/15/21	1,200,000	1,385,044

1.25%, 4/15/14	40,000	44,440

1.25%, 7/15/20	1,400,000	1,648,494

1.63%, 1/15/15ø	400,000	504,971

1.63%, 1/15/18	1,750,000	2,152,915

1.88%, 7/15/15	900,000	1,139,568

2.00%, 1/15/14	500,000	633,353

2.00%, 7/15/14	5,200,000	6,597,301

2.00%, 1/15/16	8,000	10,071

2.13%, 1/15/19	2,510,000	3,113,950

2.38%, 1/15/17	50,000	64,336

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$29,848,457

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
(COST $54,785,321)		$53,465,028

U.S. TREASURY – 0.0%

U.S. TREASURY NOTE – 0.0%

U.S. Treasury Note,
0.75%, 6/15/14ø	98,000	98,386

TOTAL U.S. TREASURY
(COST $98,372)		$98,386

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
(COST $180,786,946)		$180,520,303

	Number of Shares

REAL ESTATE RELATED SECURITIES – 38.8%

COMMON STOCKS – 11.7%

DEPARTMENT STORES – 0.4%

Lifestyle International Holdings Ltd.	835,400	$1,821,006

DIVERSIFIED REAL ESTATE ACTIVITIES – 6.2%

CapitaLand Ltd.	611,816	1,536,682

City Developments Ltd.	205,000	1,699,807

Daito Trust Construction Co. Ltd.	5,601	570,182

Daiwa House Industry Co. Ltd.	147,006	2,931,748

Hang Lung Properties Ltd.	478,100	1,575,578

Kerry Properties Ltd.	409,900	1,776,427

Mitsubishi Estate Co. Ltd.	192,210	5,467,420

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	43

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Mitsui Fudosan Co. Ltd.	181,689	$5,977,463

Sumitomo Realty & Development Co. Ltd.	57,200	2,690,430

Sun Hung Kai Properties Ltd.	124,267	1,628,470

Tokyo Tatemono Co. Ltd.	46,600	434,579

Wharf Holdings Ltd.	86,000	724,339

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$27,013,125

FINANCIALS – 0.1%

Brixmor Property Group, Inc.*	22,100	456,365

HOTELS, RESTAURANTS & LEISURE – 1.0%

Melia Hotels International SA	134,500	1,526,687

Shangri-La Asia Ltd.	632,416	1,158,301

Starwood Hotels & Resorts Worldwide, Inc.	24,300	1,788,966

TOTAL HOTELS, RESTAURANTS & LEISURE		$4,473,954

REAL ESTATE DEVELOPMENT – 1.2%

Cheung Kong Holdings Ltd.	53,634	838,442

China Overseas Land & Investment Ltd.	638,500	1,976,525

China Resources Land Ltd.	268,000	776,035

Guangzhou R&F Properties Co. Ltd.	470,000	824,455

Sino Land Co. Ltd.	268,982	377,470

Wing Tai Holdings Ltd.	195,975	348,659

TOTAL REAL ESTATE DEVELOPMENT		$5,141,586

REAL ESTATE OPERATING COMPANIES – 2.8%

Aeon Mall Co. Ltd.	73,700	2,090,403

Castellum AB	114,618	1,758,170

Central Pattana PCL	832,000	1,283,084

Central Pattana PCL NVDR	116,000	178,892

Global Logistic Properties Ltd.	364,300	906,204

Hongkong Land Holdings Ltd.	366,681	2,258,755

Hufvudstaden AB	14,624	191,487

Hulic Co., Ltd.	34,600	547,520

Hysan Development Co. Ltd.	430,617	2,013,397

LEG Immobilien AG	8,600	490,421

PSP Swiss Property AG	3,625	311,622

Swire Properties Ltd.	82,500	223,462

TOTAL REAL ESTATE OPERATING COMPANIES		$12,253,417

TOTAL COMMON STOCKS (COST $38,233,071)		$51,159,453

EXCHANGE-TRADED FUNDS – 2.7%

EQUITY FUNDS – 2.7%

SPDR Dow Jones International Real Estate ETF	184,400	7,956,860

Vanguard REIT ETF	53,300	3,684,096

TOTAL EQUITY FUNDS		$11,640,956

TOTAL EXCHANGE-TRADED FUNDS (COST $11,317,024)		$11,640,956

Description	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 24.4%

DIVERSIFIED – 3.7%

British Land Co. PLC	49,145	$490,134

Dexus Property Group	647,143	663,639

Duke Realty Corp.	47,000	778,790

Fonciere Des Regions	3,146	269,830

GPT Group	305,000	1,063,722

ICADE	26,261	2,419,972

Kenedix Realty Investment Corp.	59	264,309

Land Securities Group PLC	169,261	2,682,741

Lexington Realty Trust	33,400	390,780

Liberty Property Trust	24,300	903,717

Mapletree Greater China Commercial Trust*	350,900	259,884

Mirvac Group	594,270	977,316

Shaftesbury PLC	61,233	583,199

Stockland	525,104	1,990,177

US Urban Consumers NSA	249	380,097

Vornado Realty Trust	24,697	2,199,515

TOTAL DIVERSIFIED		$16,317,822

FINANCIALS – 0.4%

American Homes 4 Rent*	35,700	552,636

Atrium European Real Estate Ltd.	10,500	62,814

CapitaMalls Asia Ltd.	173,400	281,974

Corio NV	2,950	128,713

Gecina SA	2,280	305,079

GLP J-Reit	127	131,869

Japan Hotel REIT Investment Corp.	143	67,261

Lifestyle Properties Development Ltd.	41,770	8,459

Orix JREIT, Inc.	54	67,383

Societe Immobiliere de Location pour l’industrie et le Commerce	2	228

TOTAL FINANCIALS		$1,606,416

INDUSTRIALS – 1.5%

Ascendas Real Estate Investment Trust	121,900	232,574

Goodman Group	162,845	778,802

Nippon Prologis REIT, Inc.	26	259,127

Prologis, Inc.	127,021	5,074,489

TOTAL INDUSTRIALS		$6,344,992

OFFICE – 4.6%

Alexandria Real Estate Equities, Inc.	33,300	2,190,474

BioMed Realty Trust, Inc.	26,500	527,880

Boston Properties, Inc.	32,100	3,322,350

Brandywine Realty Trust	28,500	405,555

CapitaCommercial Trust	505,000	599,642

CommonWealth REIT	6,600	160,842

Derwent London PLC	55,758	2,238,653

Douglas Emmett, Inc.	20,800	518,544

Great Portland Estates PLC	237,514	2,182,172

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

44	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Highwoods Properties, Inc.	9,900	$382,140

Investa Office Fund	65,700	193,120

Japan Real Estate Investment Corp.	92	1,052,578

Kilroy Realty Corp.	59,200	3,147,072

Nippon Building Fund, Inc.	38	470,314

SL Green Realty Corp.	27,900	2,638,503

TOTAL OFFICE		$20,029,839

REAL ESTATE OPERATING COMPANIES – 0.0%**

Safestore Holdings PLC	62,600	148,804

RESIDENTIAL – 2.8%

American Campus Communities, Inc.	43,800	1,513,728

AvalonBay Communities, Inc.	4,429	553,846

Boardwalk Real Estate Investment Trust	5,600	318,550

BRE Properties, Inc.	25,700	1,403,477

Equity Residential	82,000	4,293,520

Essex Property Trust, Inc.	16,700	2,688,700

Post Properties, Inc.	13,400	612,916

UDR, Inc.	39,819	987,909

TOTAL RESIDENTIAL		$12,372,646

RETAIL – 7.8%

Calloway Real Estate Investment Trust	4,200	101,108

CapitaMall Trust	82,042	133,412

CFS Retail Property Trust Group	305,000	596,722

DDR Corp.	101,510	1,720,595

Eurocommercial Properties NV	8,027	341,347

Federal Realty Investment Trust	16,700	1,730,120

Federation Centres Ltd.	217,700	510,284

Frasers Centrepoint Trust	76,000	113,492

General Growth Properties, Inc.	51,974	1,103,408

Hammerson PLC	212,925	1,806,040

Japan Retail Fund Investment Corp.	474	960,726

Kimco Realty Corp.	37,200	799,056

Klepierre	29,232	1,312,941

Link REIT	166,300	838,686

Macerich Co.	44,084	2,610,214

Mercialys SA	6,120	131,913

Ramco-Gershenson Properties Trust	7,800	126,828

RioCan Real Estate Investment Trust	107,286	2,618,740

Simon Property Group, Inc.	50,169	7,753,619

Tanger Factory Outlet Centers	5,310	185,054

Taubman Centers, Inc.	37,400	2,460,546

Unibail-Rodamco SE	15,034	3,939,610

Westfield Group	31,041	317,442

Westfield Retail Trust	570,220	1,665,340

TOTAL RETAIL		$33,877,243

Description	Number of Shares	Value

SPECIALIZED – 3.6%

HCP, Inc.	6,900	$286,350

Health Care REIT, Inc.	66,600	4,319,010

Healthcare Realty Trust, Inc.	13,700	328,937

Healthcare Trust of America, Inc.	17,500	203,350

Host Hotels & Resorts, Inc.	207,614	3,851,240

LaSalle Hotel Properties	16,300	506,115

Pebblebrook Hotel Trust	9,800	295,960

Plum Creek Timber Co., Inc.	26,200	1,189,480

Public Storage	6,300	1,051,911

Senior Housing Properties Trust	16,600	409,024

Strategic Hotels & Resorts, Inc.*	28,400	247,080

Sunstone Hotel Investors, Inc.*	19,700	261,025

Ventas, Inc.	39,584	2,582,460

Weyerhaeuser Co.	13,000	395,200

TOTAL SPECIALIZED		$15,927,142

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $88,603,464)		$106,624,904

TOTAL REAL ESTATE RELATED SECURITIES (COST $138,153,559)		$169,425,313

COMMODITY RELATED SECURITIES – 12.2%

EXCHANGE-TRADED FUND – 4.1%

COMMODITY FUND – 4.1%

PowerShares DB Commodity Index Tracking

Fund ETP*	699,500	18,012,125

TOTAL EXCHANGE-TRADED FUND (COST $18,704,368)		$18,012,125

INVESTMENT COMPANIES – 7.3%

COMMODITY FUNDS – 7.3%

Credit Suisse Commodity Return Strategy

Fund	1,724,196	12,431,455

PIMCO CommoditiesPLUS Strategy Fund	1,837,149	19,584,008

TOTAL COMMODITY FUNDS		$32,015,463

TOTAL INVESTMENT COMPANIES (COST $32,576,944)		$32,015,463

STRUCTURED NOTE – 0.8%

FINANCIALS – 0.8%

Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index, 0.04%, 07/22/2014‡	4,000,000	3,482,800

TOTAL STRUCTURED NOTE (COST $4,000,000)		$3,482,800

TOTAL COMMODITY RELATED SECURITIES
(COST $55,281,312)		$53,510,388

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	45

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts	Value

PURCHASED OPTION – 0.0%**

CALL OPTION – 0.0%**

U.S Dollar vs. Japanese Yen, Strike Price $1.00, Expiring 11/14/2013	63	$702

TOTAL PURCHASED OPTION
(COST $3,087)		$702

	Number of Shares

SHORT-TERM INVESTMENTS – 7.6%

MONEY MARKET FUNDS – 6.9%

Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	11,357,078	11,357,078

Wilmington Prime Money Market Fund,
Institutional Shares, 0.01%^,§	18,924,078	18,924,078

TOTAL MONEY MARKET FUNDS
(COST $30,281,156)		$30,281,156

	Par Value

REPURCHASE AGREEMENT – 0.7%

Citigroup Global Markets, Inc., 0.13%, dated 10/31/13, due 11/01/13, repurchase price $3,100,011, collateralized by a U.S. Treasury Security 1.00%, maturing 08/31/16; total market value of $3,169,817.	$3,100,000	3,100,000

TOTAL REPURCHASE AGREEMENTS (COST $3,100,000)		$3,100,000

TOTAL SHORT-TERM INVESTMENT (COST $33,381,156)		$33,381,156

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.1%

REPURCHASE AGREEMENTS – 0.1%

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $525,269, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $535,774.	$525,268	$525,268

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $525,268)		$525,268

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 100.0% (COST $408,131,328)		$437,363,130

	Contracts

WRITTEN OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**

INF FLOOR USD, Strike Price $216.69, Expiring 4/07/2020	(260)	$(2,778)

U.S. 10Y Futures, Strike Price $2.50, Expiring 1/27/2014	(430)	(17,013)

U.S. Dollar vs. Japanese Yen, Strike Price $0.96, Expiring 11/14/2013	(63)	(338)

TOTAL CALL OPTIONS		$(20,129)

PUT OPTIONS – 0.0%**

U.S. 10Y Futures, Strike Price $3.50, Expiring 1/27/2014	(430)	(5,049)

U.S. 5Y Futures, Strike Price $2.85, Expiring 4/14/2014	(270)	(2,435)

TOTAL PUT OPTIONS		$(7,484)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $129,092)		$(27,613)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 100.0%		437,335,517

COLLATERAL FOR SECURITIES ON LOAN – (0.1%)		(525,268)

OTHER ASSETS LESS LIABILITIES – 0.1%**		449,249

TOTAL NET ASSETS – 100.0%		$437,259,498

Cost of investments for Federal income tax purposes is $424,755,744. The net unrealized appreciation/(depreciation) of investments was $12,607,386. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $18,937,920 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,330,534.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

46	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities
Inflation-Linked & Fixed Income Securities
Asset-Backed Securities	$—	$389,912	$—	$389,912
Corporate Bonds	—	4,762,986	—	4,762,986
Corporate Notes	—	1,500,883	—	1,500,883
Exchange-Traded Funds	9,379,684	—	—	9,379,684
Foreign Government Inflation-Linked Securities	—	107,206,139	—	107,206,139
Foreign Government Securities	—	3,183,224	—	3,183,224
Mortgage-Backed Securities	—	534,061	—	534,061
U.S. Government Inflation-Linked Securities	—	53,465,028	—	53,465,028
U.S. Treasury	—	98,386	—	98,386
Real Estate Related Securities
Common Stocks	51,159,453	—	—	51,159,453
Exchange-Traded Funds	11,640,956	—	—	11,640,956
Real Estate Investment Trusts	106,624,904	—	—	106,624,904
Commodity Related Securities
Exchange-Traded Fund	18,012,125	—	—	18,012,125
Investment Companies	32,015,463	—	—	32,015,463
Structured Note	—	3,482,800	—	3,482,800
Purchased Option	—	702	—	702
Short-Term Investments
Money Market Funds	30,281,156	—	—	30,281,156
Repurchase Agreements	—	3,625,268	—	3,625,268

Total Investments	259,113,741	178,249,389	—	437,363,130

Other Financial Instruments^
Forward Foreign Currency Contracts	—	1,469,207	—	1,469,207
Financial Futures Contracts	—	74,956	—	74,956
Interest Rate Swaps	—	78,684	—	78,684

Total Assets	$259,113,741	$179,872,236	$—	$438,985,977

Liabilities

Other Financial Instruments^
Written Options	—	(27,613)	—	(27,613)
Forward Foreign Currency Contracts	—	(1,511,151)	—	(1,511,151)
Financial Futures Contracts	—	(94,840)	—	(94,840)
Interest Rate Swaps	—	(206,288)	—	(206,288)

Total Liabilities	$—	$(1,839,892)	$—	$(1,839,892)

^

Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Portfolio of Investments. Financial futures contracts, interest rate swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	47

Wilmington Multi-Manager Real Asset Fund (continued)

At October 31, 2013, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2013	Bank of Tokyo	1,410,383 Japanese Yen	$14,365	$14,343	$(22)
11/1/2013	Bank of Tokyo	4,520 Australian Dollar	4,286	4,272	(14)
11/4/2013	Citigroup Global Markets	20,529,000 Pound Sterling	33,185,129	32,915,461	(269,668)
11/4/2013	Morgan Stanley & Co., Inc.	12,358,982 Brazilian Real	5,678,374	5,511,596	(166,778)
11/4/2013	Deutsche Bank	7,546,395 New Zealand Dollar	6,234,832	6,231,636	(3,196)
11/4/2013	HSBC Securities, Inc.	7,055,000 Danish Krone	1,287,973	1,284,303	(3,670)
11/4/2013	Barclays Bank International	6,176,665 Euro	8,508,355	8,386,472	(121,883)
11/4/2013	Credit Suisse	5,457,973 Brazilian Real	2,515,195	2,434,031	(81,164)
11/4/2013	JP Morgan Securities	4,989,268 Brazilian Real	2,265,172	2,225,008	(40,164)
11/4/2013	Morgan Stanley & Co., Inc.	4,989,268 Brazilian Real	2,276,749	2,225,008	(51,741)
11/4/2013	Credit Suisse	4,536,755 Brazilian Real	2,059,727	2,023,206	(36,521)
11/4/2013	Barclays Bank International	2,366,000 Euro	3,218,706	3,212,448	(6,258)
11/4/2013	Banc of America Securities	2,094,000 Australian Dollar	1,988,366	1,978,632	(9,734)
11/4/2013	Goldman Sachs & Company	2,084,000 Euro	2,824,624	2,829,587	4,963
11/4/2013	Citigroup Global Markets	1,293,998 Brazilian Real	587,486	577,070	(10,416)
11/4/2013	Banc of America Securities	219,020 Brazilian Real	99,437	97,674	(1,763)
11/4/2013	Banc of America Securities	146,000 Euro	197,127	198,234	1,107
11/4/2013	Barclays Bank International	124,551 Brazilian Real	56,547	55,544	(1,003)
11/5/2013	Bank of Tokyo	1,163,081 Japanese Yen	11,802	11,829	27
11/6/2013	Bank of Tokyo	1,062,096 Japanese Yen	10,809	10,802	(7)
11/13/2013	Deutsche Bank	2,644,636 Polish Zloty	871,379	857,842	(13,537)
11/18/2013	Banc of America Securities	31,300,000 Japanese Yen	316,857	318,344	1,487
12/3/2013	Citigroup Global Markets	3,750,000 Canadian Dollar	3,588,129	3,593,534	5,405
12/9/2013	Barclays Bank International	1,801,000 Turkish Lira	882,405	895,970	13,565
12/17/2013	Morgan Stanley & Co., Inc.	22,766,000 Mexican Peso	1,771,589	1,738,260	(33,329)
12/17/2013	HSBC Securities, Inc.	18,152,000 Mexican Peso	1,374,111	1,385,965	11,854
12/17/2013	Citigroup Global Markets	12,000,000 Mexican Peso	906,166	916,240	10,074
12/23/2013	Citigroup Global Markets	227,000 Canadian Dollar	219,385	217,416	(1,969)
1/3/2014	JP Morgan Securities	4,989,268 Brazilian Real	2,249,191	2,194,012	(55,179)
1/15/2014	Credit Suisse	2,473,000 South African Rand	242,800	243,462	662
CONTRACTS SOLD
11/1/2013	Bank of Tokyo	8,182 Singapore Dollar	6,595	6,587	8
11/4/2013	Deutsche Bank	18,201,000 Pound Sterling	29,045,247	29,182,830	(137,583)
11/4/2013	Morgan Stanley & Co., Inc.	11,163,591 Brazilian Real	5,068,370	4,978,501	89,869
11/4/2013	Citigroup Global Markets	10,910,000 Swedish Krona	1,685,824	1,683,467	2,357
11/4/2013	Credit Suisse	9,994,728 Brazilian Real	4,304,732	4,457,237	(152,505)
11/4/2013	Goldman Sachs & Company	8,306,665 Euro	11,241,567	11,278,516	(36,949)
11/4/2013	Royal Bank of Scotland	7,055,000 Danish Krone	1,277,017	1,284,345	(7,328)
11/4/2013	Deutsche Bank	6,580,395 New Zealand Dollar	5,425,207	5,433,936	(8,729)
11/4/2013	Morgan Stanley & Co., Inc.	5,353,718 Brazilian Real	2,344,472	2,387,538	(43,066)
11/4/2013	JP Morgan Securities	4,989,268 Brazilian Real	2,280,027	2,225,008	55,019
11/4/2013	Societe General Securities	2,020,000 Swedish Krona	314,664	311,696	2,968
11/4/2013	Chase Manhattan Corp.	1,756,000 Pound Sterling	2,814,362	2,815,507	(1,145)
11/4/2013	Citigroup Global Markets	1,293,998 Brazilian Real	597,000	577,070	19,930
11/4/2013	Citigroup Global Markets	966,000 New Zealand Dollar	817,605	797,700	19,905
11/4/2013	Chase Manhattan Corp.	865,000 Australian Dollar	815,316	817,343	(2,027)

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

48	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
11/4/2013	Morgan Stanley & Co., Inc.	830,941 Brazilian Real	$384,179	$370,565	$13,614
11/4/2013	Banc of America Securities	572,000 Pound Sterling	928,401	917,124	11,277
11/4/2013	Barclays Bank International	464,335 Pound Sterling	746,000	744,520	1,480
11/4/2013	HSBC Securities, Inc.	445,000 Australian Dollar	421,378	420,483	895
11/4/2013	Citigroup Global Markets	331,000 Australian Dollar	317,505	312,764	4,741
11/4/2013	HSBC Securities, Inc.	232,000 Australian Dollar	217,088	219,218	(2,130)
11/4/2013	Citigroup Global Markets	221,000 Australian Dollar	210,535	208,824	1,711
11/4/2013	Banc of America Securities	219,020 Brazilian Real	100,000	97,674	2,326
11/4/2013	Barclays Bank International	124,551 Brazilian Real	55,707	55,544	163
11/4/2013	Chase Manhattan Corp.	100,000 Euro	134,809	135,777	(968)
11/4/2013	Bank of Tokyo	19,099 Australian Dollar	18,025	18,047	(22)
11/4/2013	Bank of Tokyo	4,676 Singapore Dollar	3,767	3,764	3
11/6/2013	Bank of Tokyo	12,529 Australian Dollar	11,850	11,837	13
11/13/2013	Deutsche Bank	2,644,636 Polish Zloty	822,644	857,842	(35,198)
11/14/2013	Royal Bank of Scotland	26,414,000 Swedish Krona	4,039,714	4,074,827	(35,113)
11/14/2013	Goldman Sachs & Company	14,250,000 Danish Krone	2,533,606	2,594,384	(60,778)
11/18/2013	Chase Manhattan Corp.	67,300,000 Japanese Yen	684,639	684,490	149
12/3/2013	Citigroup Global Markets	20,529,000 Pound Sterling	33,177,410	32,908,215	269,195
12/3/2013	Morgan Stanley & Co., Inc.	12,358,982 Brazilian Real	5,641,825	5,473,370	168,455
12/3/2013	Royal Bank of Scotland	8,450,000 Danish Krone	1,558,474	1,538,665	19,809
12/3/2013	Deutsche Bank	7,546,395 New Zealand Dollar	6,222,456	6,219,131	3,325
12/3/2013	HSBC Securities, Inc.	7,055,000 Danish Krone	1,288,273	1,284,648	3,625
12/3/2013	Barclays Bank International	6,176,665 Euro	8,508,955	8,386,977	121,978
12/3/2013	Credit Suisse	5,457,973 Brazilian Real	2,498,786	2,417,149	81,637
12/3/2013	Barclays Bank International	2,366,000 Euro	3,218,917	3,212,670	6,247
12/3/2013	Barclays Bank International	2,331,566 Brazilian Real	1,065,372	1,032,571	32,801
12/3/2013	Banc of America Securities	2,094,000 Australian Dollar	1,984,603	1,974,839	9,764
12/3/2013	Barclays Bank International	785,000 Euro	1,081,086	1,065,911	15,175
12/3/2013	Banc of America Securities	154,000 New Zealand Dollar	127,304	126,914	390
12/3/2013	Banc of America Securities	124,000 Pound Sterling	199,198	198,773	425
12/3/2013	Citigroup Global Markets	107,000 Australian Dollar	101,591	100,911	680
12/5/2013	HSBC Securities, Inc.	7,603,848 Chilean Peso	14,571	14,766	(195)
12/9/2013	Deutsche Bank	18,690,706 South African Rand	1,886,335	1,851,002	35,333
12/9/2013	Morgan Stanley & Co., Inc.	1,979,714 Turkish Lira	972,498	984,877	(12,379)
12/17/2013	Chase Manhattan Corp.	41,716,294 Mexican Peso	3,146,480	3,185,177	(38,697)
12/17/2013	Deutsche Bank	25,157,001 Mexican Peso	1,944,730	1,920,820	23,910
12/17/2013	Citigroup Global Markets	17,806,000 Mexican Peso	1,376,820	1,359,547	17,273
12/17/2013	Morgan Stanley & Co., Inc.	11,000,036 Mexican Peso	830,326	839,889	(9,563)
12/17/2013	Morgan Stanley & Co., Inc.	4,555,226 Mexican Peso	350,000	347,807	2,193
12/18/2013	Societe General Securities	35,600,496 Japanese Yen	365,517	362,168	3,349
12/18/2013	Societe General Securities	11,009,547 Swedish Krona	1,727,467	1,696,935	30,532
12/18/2013	Societe General Securities	8,733,245 Pound Sterling	14,106,191	13,997,694	108,497
12/18/2013	Societe General Securities	7,018,814 Euro	9,683,633	9,530,553	153,080
12/18/2013	Societe General Securities	1,283,340 Canadian Dollar	1,229,261	1,229,317	(56)
12/18/2013	Societe General Securities	675,381 Australian Dollar	644,513	636,258	8,255
12/23/2013	Royal Bank of Canada	3,950,000 Canadian Dollar	3,822,464	3,783,232	39,232
1/3/2014	Morgan Stanley & Co., Inc.	5,364,161 Brazilian Real	2,373,522	2,358,869	14,653
1/3/2014	Deutsche Bank	5,282,202 Brazilian Real	2,333,025	2,322,828	10,197

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	49

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
1/3/2014	Morgan Stanley & Co., Inc.	5,171,357 Brazilian Real	$2,262,285	$2,274,085	$(11,800)
1/3/2014	Banc of America Securities	1,045,687 Brazilian Real	452,933	459,837	(6,904)
1/31/2014	Deutsche Bank	2,644,636 Polish Zloty	867,293	853,668	13,625
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(41,944)

At October 31, 2013, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
11/1/2013	Citigroup Global Markets	17,806,000 Mexican Peso	$1,381,810	$1,364,732	$(17,078)
11/1/2013	Barclays Bank International	785,000 Euro	1,081,024	1,065,838	(15,186)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(32,264)

At October 31, 2013, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
90 DAY EURO DOLLAR	June 2015	199	$39,422,355	$39,495,997	$ 73,642
SHORT POSITIONS:
EURO-BOBL FUTURE	December 2013	22	3,668,052	3,742,488	(74,436)
LONG 10YR GILT FUT	December 2013	6	1,049,970	1,070,374	(20,404)
U.S. 10YR TREASURY NOTE	December 2013	9	1,147,488	1,146,234	1,254
U.S. ULTRA TREASURY BOND	December 2013	2	288,247	288,187	60
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$(19,884)

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

50	PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (concluded)

At October 31, 2013, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange#	12/18/28	$3,800,000	3.75%	3 Month CAD BA CDOR Index	$162,489	$85,747	$76,742
JPMorgan Chase Bank#	12/11/15	5,000,000	4.00	3 Month NZD Bank Bill	(244)	(291)	47
Barclays Bank PLC#	12/11/15	2,900,000	4.00	3 Month NZD Bank Bill	(142)	226	(368)
Barclays Bank PLC#	12/11/23	2,000,000	5.25	6 Month BBR BBSW Index	(9,372)	(11,267)	1,895
Chicago Mercantile Exchange#	09/18/23	260,000,000	1.00	6 Month JPY LIBOR	(70,582)	(15,364)	(55,218)
Goldman Sachs Group, Inc.*	02/12/17	500,000	2.42	US Urban Consumers NSA	(9,500)	—	(9,500)
RBS Securities, Inc.*	07/15/17	2,400,000	2.25	US Urban Consumers NSA	(50,246)	186	(50,432)
Citibank NA*	07/15/17	200,000	2.25	US Urban Consumers NSA	(4,187)	38	(4,225)
Goldman Sachs Group, Inc.*	07/15/22	1,600,000	2.50	US Urban Consumers NSA	(31,980)	27,874	(59,854)
Citibank NA*	07/15/22	500,000	2.50	US Urban Consumers NSA	(9,994)	3,394	(13,388)
Deutsche Bank AG*	07/15/22	400,000	2.50	US Urban Consumers NSA	(7,995)	5,308	(13,303)
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$(31,753)	$95,851	$(127,604)

# Portfolio pays the floating rate and receives the fixed rate.

*	Portfolio pays the fixed rate and receives the floating rate.

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

51

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Conservative Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Debt Funds	64.9%
Equity Funds	23.5%
Exchange-Traded Funds	4.5%
Money Market Funds	2.8%
Alternative Investment Fund	2.4%
Asset Allocation Fund	2.1%
Commodity Funds	0.8%
Other Assets and Liabilities – Net[1]	(1.0)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 101.0%

ALTERNATIVE INVESTMENT FUND – 2.4%

AQR Managed Futures Strategy Fund, Class I	103,740	$1,043,626

ASSET ALLOCATION FUND – 2.1%

Legg Mason BW Absolute Return Opportunities Fund, Class I	74,163	924,809

COMMODITY FUNDS – 0.8%

Credit Suisse Commodity Return Strategy Fund, Class I	49,046	353,624

DEBT FUNDS – 64.9%

Federated Ultrashort Bond Fund, Institutional Shares¤	295,342	2,705,332

MFS Emerging Markets Debt Fund, Class I	151,547	2,267,148

PIMCO Unconstrained Bond Fund, Institutional Shares	180,103	2,026,158

RidgeWorth Seix Floating Rate High Income Fund, Class I	237,262	2,147,224

Wilmington Intermediate-Term Bond Fund, Class I§	1,856,152	19,303,978

TOTAL DEBT FUNDS		$28,449,840

EQUITY FUNDS – 23.5%

Diamond Hill Large Cap Fund, Class Y	34,082	737,876

Gateway Fund, Class Y	51,357	1,466,764

LSV Value Equity Fund	36,035	734,756

Morgan Stanley Focus Growth Fund, Class I	14,581	788,695

Sterling Capital Mid Value Fund, Institutional Class	40,413	786,433

Description	Number of Shares	Value

T Rowe Price Institutional Large-Cap Growth Fund	30,844	$788,990

Wilmington Large-Cap Strategy Fund, Class I§	33,336	539,043

Wilmington Mid-Cap Growth Fund, Class I§	41,259	771,956

Wilmington Multi-Manager International Fund, Class I§	434,473	3,319,372

Wilmington Small-Cap Strategy Fund, Class I§	27,122	383,232

TOTAL EQUITY FUNDS		$10,317,117

EXCHANGE-TRADED FUNDS – 4.5%

iShares Cohen & Steers REIT ETF	5,150	410,198
iShares TIPS ETF	9,350	1,055,895

SPDR Dow Jones International Real Estate ETF	11,850	511,328

TOTAL EXCHANGE-TRADED FUNDS		$1,977,421

MONEY MARKET FUNDS – 2.8%

Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	1,239,205	1,239,205

TOTAL INVESTMENT COMPANIES
(COST $42,255,299)		$44,305,642

TOTAL INVESTMENTS – 101.0%
(COST $42,255,299)		$44,305,642

OTHER LIABILITIES LESS ASSETS – (1.0%)		(419,437)

TOTAL NET ASSETS – 100.0%		$43,886,205

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

52	PORTFOLIOS OF INVESTMENTS

  Wilmington Strategic Allocation Conservative Fund (concluded)

Cost of investments for Federal income tax purposes is $42,643,832. The net unrealized appreciation/(depreciation) of investments was $1,661,810. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,362,992 and net unrealized depreciation from investments for those securities having an excess of cost over value of $701,182.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Investment Companies	$44,305,642	$—	$—	$44,305,642

Total	$44,305,642	$—	$—	$44,305,642

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

53

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Moderate Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Investment Companies:	Percentage of Total Net Assets

Equity Funds	56.4%
Debt Funds	20.4%
Exchange-Traded Funds	4.3%
Alternative Investment Fund	2.4%
Asset Allocation Fund	2.3%
Money Market Fund	1.5%
Commodity Fund	0.8%
Corporate Bonds	5.8%
Mortgage-Backed Securities	2.8%
U.S. Treasury	1.9%
Collateralized Mortgage Obligations	0.5%
Enhanced Equipment Trust Certificates	0.2%
Cash Equivalents[1]	1.3%
Other Assets and Liabilities – Net[2]	(0.6)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in money market funds.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 88.1%

ALTERNATIVE INVESTMENT FUND – 2.4%

AQR Managed Futures Strategy Fund, Class I	147,343	$1,482,266

ASSET ALLOCATION FUND – 2.3%

Legg Mason BW Absolute Return Opportunities Fund, Class I	116,647	1,454,584

COMMODITY FUND – 0.8%

Credit Suisse Commodity Return Strategy Fund, Class I	67,439	486,233

DEBT FUNDS – 20.4%

Dreyfus International Bond Fund, Class I	75,166	1,251,517

Federated Ultrashort Bond Fund, Institutional Shares¤	281,523	2,578,751

MFS Emerging Markets Debt Fund, Class I	212,534	3,179,511

PIMCO Unconstrained Bond Fund, Institutional Shares	213,978	2,407,254

RidgeWorth Seix Floating Rate High Income Fund, Class I	375,019	3,393,922

TOTAL DEBT FUNDS		$12,810,955

Description	Number of Shares	Value

EQUITY FUNDS – 56.4%

Diamond Hill Large Cap Fund, Class Y	137,061	$2,967,361

Gateway Fund, Class Y	88,661	2,532,156

Harbor International Fund, Institutional Shares	65,003	4,601,579

Lazard Emerging Markets Equity Portfolio, Institutional Shares	45,651	917,591

LSV Value Equity Fund	138,433	2,822,659

MFS International New Discovery Fund, Class I	11,466	330,690

Morgan Stanley Focus Growth Fund, Class I	57,602	3,115,691

Sterling Capital Mid Value Fund, Institutional Class	162,629	3,164,760

T Rowe Price Institutional Large-Cap Growth Fund	124,039	3,172,915

Wilmington Mid-Cap Growth Fund, Class I§	164,567	3,079,052

Wilmington Multi-Manager International Fund, Class I§	942,860	7,203,449

Wilmington Small-Cap Strategy Fund, Class I§	103,236	1,458,718

TOTAL EQUITY FUNDS		$35,366,621

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

54	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 4.3%

iShares Cohen & Steers REIT ETF#	7,100	$565,515

iShares TIPS ETF	12,850	1,451,151

SPDR Dow Jones International Real Estate ETF	16,300	703,345

TOTAL EXCHANGE-TRADED FUNDS		$2,720,011

MONEY MARKET FUND – 1.5%

Wilmington Prime Money Market Fund, Institutional Class, 0.01%^,§	920,452	920,452

TOTAL INVESTMENT COMPANIES
(COST $48,431,613)		$55,241,122

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 1988-23, Class C, 9.75%, 9/25/18	$1,566	1,763

Series 2012-114, Class VM, 3.50%, 10/25/25	186,505	194,526

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$196,289

WHOLE LOAN – 0.2%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.93%, 2/25/34Δ	59,804	57,087

IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
2.75%, 11/25/35Δ	39,939	35,248

TOTAL WHOLE LOAN		$92,335

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $309,216)		$288,624

CORPORATE BONDS – 5.8%

AEROSPACE & DEFENSE – 0.1%

L-3 Communications Corp.,
Company Guaranteed, 3.95%, 11/15/16	85,000	90,863

BEVERAGES – 0.3%

Anheuser-Busch Cos. LLC,
Company Guaranteed, 5.05%, 10/15/16	130,000	145,545

Diageo Capital PLC,
Company Guaranteed, 3.88%, 4/29/43	15,000	13,287

Dr. Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	10,000	9,601

TOTAL BEVERAGES		$168,433

CAPITAL MARKETS – 0.3%

BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	38,000	38,670

Charles Schwab Corp.,
Sr. Unsecured, 2.20%, 7/25/18	15,000	15,237

Goldman Sachs Group, Inc.,
Sr. Unsecured, 3.30%, 5/03/15	100,000	103,586

Description	Par Value	Value
Morgan Stanley,
Sr. Unsecured, 1.51%, 2/25/16Δ	$35,000	$35,445

TOTAL CAPITAL MARKETS		$192,938

CHEMICALS – 0.1%

Dow Chemical Co.,
Sr. Unsecured, 3.00%, 11/15/22	70,000	65,736

COMMERCIAL BANKS – 0.2%

HSBC USA, Inc.,
Sr. Unsecured, 2.63%, 9/24/18	40,000	41,047

Wells Fargo & Co.,
Subordinated, 5.38%, 11/02/43	30,000	30,408

Wells Fargo & Co.,
Series M, Subordinated, 3.45%, 2/13/23	35,000	33,379

TOTAL COMMERCIAL BANKS		$104,834

COMMERCIAL FINANCE – 0.1%

General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	70,000	72,205

COMMERCIAL SERVICES & SUPPLIES – 0.1%

Total System Services, Inc.,
Sr. Unsecured, 2.38%, 6/01/18	42,000	41,373

COMPUTERS – 0.2%

Apple, Inc.,
Sr. Unsecured, 3.85%, 5/04/43	35,000	29,689

Hewlett-Packard Co.,
Sr. Unsecured, 4.75%, 6/02/14	80,000	81,918

TOTAL COMPUTERS		$111,607

CONSUMER FINANCE – 0.2%

American Express Co.,
Sr. Unsecured, FRN, 0.85%, 5/22/18Δ	30,000	30,061

Capital One Financial Corp.,
Sr. Unsecured, 7.38%, 5/23/14	100,000	103,692

TOTAL CONSUMER FINANCE		$133,753

DIVERSIFIED FINANCIAL SERVICES – 0.7%

Bank of America Corp.,
Sr. Unsecured, 2.00%, 1/11/18	50,000	49,742

Citigroup, Inc.,
Sr. Unsecured, 6.00%, 8/15/17	100,000	115,075

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	117,024

Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	35,000	37,972

Hyundai Capital America,
Sr. Unsecured, 1.88%, 8/09/16•,Ω	25,000	25,229

JPMorgan Chase & Co.,
Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	100,377

JPMorgan Chase & Co.,
Subordinated Notes, 3.38%, 5/01/23	20,000	18,744

TOTAL DIVERSIFIED FINANCIAL SERVICES		$464,163

ELECTRIC – 0.3%

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	90,000	95,886

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	55

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	$70,000	$72,088

TOTAL ELECTRIC		$167,974

ENVIORNMENTAL CONTROL – 0.1%

Waste Management, Inc.,
Company Guaranteed, 2.60%, 9/01/16	60,000	62,177

FOOD – 0.2%

Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	100,000	105,549

FOREST PRODUCTS & PAPER – 0.2%

International Paper Co.,
Sr. Unsecured, 5.30%, 4/01/15	100,000	106,096

HEALTH CARE PROVIDERS & SERVICES – 0.0%**

UnitedHealth Group, Inc.,
Sr. Unsecured, 2.75%, 2/15/23	25,000	23,594

HOME FURNISHINGS – 0.1%

Whirlpool Corp.,
Sr. Unsecured, 4.70%, 6/01/22	65,000	68,399

Whirlpool Corp.,
Sr. Unsecured, MTN, 5.15%, 3/01/43	10,000	9,889

TOTAL HOME FURNISHINGS		$78,288

HOUSEHOLD PRODUCTS – 0.1%

Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	60,000	61,596

INSURANCE – 0.3%

American International Group, Inc.,
Sr. Unsecured, 3.80%, 3/22/17	100,000	107,111

Berkshire Hathaway Finance Corp.,
Company Guaranteed, 4.30%, 5/15/43	20,000	18,687

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	60,000	63,082

TOTAL INSURANCE		$188,880

IRON/STEEL – 0.1%

Cliffs Natural Resources, Inc.,
Sr. Unsecured, 3.95%, 1/15/18#	45,000	45,616

MEDIA – 0.2%

COX Communications, Inc.,
Sr. Unsecured, 4.50%, 6/30/43•,Ω	100,000	83,985

Viacom, Inc.,
Sr. Unsecured, 2.50%, 12/15/16	60,000	61,805

TOTAL MEDIA		$145,790

METALS & MINING – 0.1%

Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	60,000	78,653

MISCELLANEOUS MANUFACTURING – 0.0%**

General Electric Co.,
Sr. Unsecured, 4.13%, 10/09/42	35,000	32,412

OIL & GAS – 0.3%

BP Capital Markets PLC,
Company Guaranteed, 2.50%, 11/06/22	50,000	46,300

Description	Par Value	Value

Marathon Oil Corp.,
Sr. Unsecured, 2.80%, 11/01/22	$45,000	$42,509

Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	70,000	61,932

Petrobras Global Finance BV,
Company Guaranteed, 2.00%, 5/20/16	30,000	29,884

TOTAL OIL & GAS		$180,625

PHARMACEUTICALS – 0.1%

AbbVie, Inc.,
Sr. Unsecured, 4.40%, 11/06/42	20,000	18,952

Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43	15,000	14,236

TOTAL PHARMACEUTICALS		$33,188

PIPELINES – 0.1%

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	35,000	33,394

ONEOK Partners LP,
Company Guaranteed, 6.20%, 9/15/43	45,000	49,420

TOTAL PIPELINES		$82,814

REAL ESTATE INVESTMENT TRUSTS – 1.0%

CommonWealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	100,000	109,308

Digital Realty Trust LP,
Company Guaranteed, 5.88%, 2/01/20	100,000	111,225

HCP, Inc.,
Sr. Unsecured, 5.38%, 2/01/21	100,000	110,856

Health Care REIT, Inc.,
Sr. Unsecured, 4.70%, 9/15/17	100,000	109,537

Healthcare Realty Trust, Inc.,
Sr. Unsecured, 3.75%, 4/15/23	40,000	37,967

Mack-Cali Realty LP,
Sr. Unsecured, 2.50%, 12/15/17	90,000	89,879

ProLogis LP,
Company Guaranteed, 3.35%, 2/01/21	35,000	34,993

TOTAL REAL ESTATE INVESTMENT TRUSTS		$603,765

RETAIL – 0.1%

CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	49,000	56,209

SEMICONDUCTORS – 0.0%**

Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	35,000	32,900

TELECOMMUNICATIONS – 0.1%

Verizon Communications, Inc.,
Sr. Unsecured, 6.40%, 9/15/33	35,000	39,626

TRANSPORTATION – 0.1%

FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	30,000	25,596

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

56	PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	$55,000	$55,644

TOTAL TRANSPORTATION		$81,240

TOTAL CORPORATE BONDS
(COST $3,592,809)		$3,652,897

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

Continental Airlines 2009-2,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	68,109	77,942

Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates,
6.82%, 8/10/22	53,820	60,144

TOTAL AIRLINES		$138,086

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $121,599)		$138,086

MORTGAGE-BACKED SECURITIES – 2.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.2%

Pool A15865, 5.50%, 11/01/33	83,067	90,795

Pool A19412, 5.00%, 3/01/34	195,738	212,754

Pool C00478, 8.50%, 9/01/26	2,930	3,375

Pool C03517, 4.50%, 9/01/40	64,830	69,224

Pool C04305, 3.00%, 11/01/42	242,718	238,463

Pool C09020, 3.50%, 11/01/42	252,727	258,540

Pool G05774, 5.00%, 1/01/40	452,475	493,437

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,366,588

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.4%

Pool 533246, 7.50%, 4/01/30	18,914	19,956

Pool AB4089, 3.00%, 12/01/26	59,483	61,893

Pool AJ4050, 4.00%, 10/01/41	182,998	193,157

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$275,006

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%

Pool 354677, 7.50%, 10/15/23	23,500	26,807

Pool 354765, 7.00%, 2/15/24	30,210	34,479

Pool 354827, 7.00%, 5/15/24	30,331	34,617

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$95,903

TOTAL MORTGAGE-BACKED SECURITIES
(COST $1,709,948)		$1,737,497

U.S. TREASURY – 1.9%

U.S. TREASURY BONDS – 0.6%

2.75%, 8/15/42	35,000	29,347

3.63%, 8/15/43	45,000	44,926

4.38%, 5/15/40	240,000	274,519

Description	Par Value	Value

4.75%, 2/15/37	$21,000	$25,352

TOTAL U.S. TREASURY BONDS		$374,144

U.S. TREASURY NOTES – 1.3%

0.20%, 2/15/14	40,000	40,451

0.63%, 9/30/17	40,000	39,499

1.50%, 3/31/19	100,000	100,185

1.63%, 11/15/22	96,000	89,584

2.13%, 5/31/15	65,000	66,925

2.13%, 8/31/20	115,000	116,582

3.50%, 5/15/20	100,000	110,688

4.50%, 2/15/16	100,000	109,431

4.50%, 5/15/17	100,000	112,858

TOTAL U.S. TREASURY NOTES		$786,203

TOTAL U.S. TREASURY
(COST $1,099,822)		$1,160,347

	Number of Shares

MONEY MARKET FUND – 0.8%

Dreyfus Cash Management Fund,
Institutional Shares, 0.04%^	528,070	528,070

TOTAL MONEY MARKET FUND
(COST $528,070)		$528,070

TOTAL INVESTMENTS IN SECURITIES – 100.1%
(COST $55,793,077)		$62,746,643

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

RBS Securities, Inc., 0.09%, dated 10/31/13, due 11/01/13, repurchase price $326,080, collateralized by U.S. Treasury Securities 0.13% to 3.88%, maturing 04/15/14 to 02/15/43; total market value of $332,601.	$326,079	$326,079

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $326,079)		$326,079

TOTAL INVESTMENTS – 100.6%
(COST $56,119,156)		$63,072,722

COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(326,079)

OTHER LIABILITIES LESS ASSETS – (0.1%)		(55,349)

TOTAL NET ASSETS – 100.0%		$62,691,294

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	57

  Wilmington Strategic Allocation Moderate Fund (concluded)

Cost of investments for Federal income tax purposes is $56,880,212. The net unrealized appreciation/(depreciation) of investments was $6,192,510. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,248,560 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,056,050.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Investment Companies	$55,241,122	$—	$—	$55,241,122
Collateralized Mortgage Obligations	—	288,624	—	288,624
Corporate Bonds	—	3,652,897	—	3,652,897
Enhanced Equipment Trust Certificates	—	138,086	—	138,086
Mortgage-Backed Securities	—	1,737,497	—	1,737,497
U.S. Treasury	—	1,160,347	—	1,160,347
Money Market Fund	528,070	—	—	528,070
Repurchase Agreement	—	326,079	—	326,079

Total	$55,769,192	$7,303,530	$—	$63,072,722

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

58

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Strategic Allocation Aggressive Fund

At October 31, 2013, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Equity Funds	88.6%
Exchange-Traded Funds	4.4%
Debt Funds	3.1%
Money Market Fund	1.6%
Alternative Investment Fund	1.5%
Commodity Fund	0.8%
Other Assets and Liabilities – Net[1]	0.0%[2]

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(2)	Represents less than 0.05%.

PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 100.0%

ALTERNATIVE INVESTMENT FUND – 1.5%

AQR Managed Futures Strategy Fund, Class I	59,350	$597,065

COMMODITY FUND – 0.8%

Credit Suisse Commodity Return Strategy Fund, Class I	43,324	312,368

DEBT FUNDS – 3.1%

RidgeWorth Seix Floating Rate High Income Fund, Class I	135,694	1,228,034

EQUITY FUNDS – 88.6%

Diamond Hill Large Cap Fund, Class Y	137,451	2,975,818

Gateway Fund, Class Y	40,352	1,152,458

Harbor International Fund, Institutional Shares	41,495	2,937,409

LSV Value Equity Fund	143,738	2,930,813

MFS International New Discovery Fund, Class I	7,387	213,041

Morgan Stanley Focus Growth Fund, Class I	58,247	3,150,584

Sterling Capital Mid Value Fund Institutional Class	174,742	3,400,479

T Rowe Price Institutional Large-Cap Growth Fund	124,392	3,181,958

Wilmington Large-Cap Strategy Fund, Class I§	14,785	239,073

Description	Number of Shares	Value

Wilmington Mid-Cap Growth Fund, Class I§	177,760	$3,325,895

Wilmington Multi-Manager International Fund, Class I§	1,362,329	10,408,192

Wilmington Small-Cap Strategy Fund, Class I§	103,934	1,468,593

TOTAL EQUITY FUNDS		$35,384,313

EXCHANGE-TRADED FUNDS – 4.4%

iShares Cohen & Steers REIT ETF	4,550	362,407

iShares TIPS ETF	8,250	931,672

SPDR Dow Jones International Real Estate ETF	10,500	453,075

TOTAL EXCHANGE-TRADED FUNDS		$1,747,154

MONEY MARKET FUND – 1.6%

Wilmington Prime Money Market Fund, Institutional Class, 0.01%^§	629,708	629,708

TOTAL INVESTMENT COMPANIES (COST $33,256,007)		$39,898,642

TOTAL INVESTMENTS – 100.0% (COST $33,256,007)		$39,898,642

OTHER ASSETS LESS LIABILITIES – 0.0%		8,847

TOTAL NET ASSETS – 100.0%		$39,907,489

Cost of investments for Federal income tax purposes is $37,437,731. The net unrealized appreciation/(depreciation) of investments was $2,460,911. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,654,202 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,193,291.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	59

Wilmington Strategic Allocation Aggressive Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Investment Companies	$39,898,642	$—	$—	$39,898,642

Total	$39,898,642	$—	$—	$39,898,642

See Notes to Portfolios of Investments

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

60

NOTES TO PORTFOLIOS OF INVESTMENTS

†	During the period, the Wilmington Rock Maple Alternatives Fund was renamed Wilmington Multi-Manager Alternatives Fund.

Δ	Floating rate note with current rate and stated maturity date shown.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

Ω

Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
International Fund	$2,113,357	0.4%
Alternatives Fund	3,934,263	6.5%
Real Asset Fund	2,658,247	0.6%
Strategic Allocation Moderate Fund	226,238	0.4%

•

Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At October 31, 2013, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
International Fund
Aditya Birla Nuvo Ltd.	06/16/2010	$26,604	$31,919
Ambuja Cements Ltd.	11/01/2012	64,415	52,227
Axis Bank Ltd.	03/19/2010	70,031	55,221
Axis Bank Ltd.	01/13/2011	29,199	20,008
Axis Bank Ltd.	03/27/2012	43,358	38,015
Bank Alfalah Ltd.	10/22/2013	26,729	27,431
Container Corp. of India	02/08/2010	29,219	20,381
Container Corp. of India	01/13/2011	38,773	25,940
DG Khan Cement Co. Ltd.	10/22/2013	29,545	29,156
Fauji Fertilizer Co. Ltd.	10/22/2013	67,322	69,482
FPT Corp.	10/13/2010	25,843	18,792
FPT Corp.	01/13/2011	38,488	35,100
HDFC Bank Ltd.	12/20/2010	121,868	141,289
HDFC Bank Ltd.	01/13/2011	26,322	29,631
Hub Power Co. Ltd.	10/22/2013	70,649	69,398
Jaiprakash Associates Ltd.	06/21/2010	34,593	9,234
Jaiprakash Associates Ltd.	01/13/2011	36,608	13,192
Jaiprakash Associates Ltd.	11/01/2012	35,223	16,762
Lucky Cement Ltd.	10/22/2013	53,636	54,709
MCB Bank Ltd.	10/22/2013	146,049	156,796
National Bank of Pakistan	10/22/2013	27,192	25,416
Nishat Mills Ltd.	10/22/2013	30,207	29,805
NTPC Ltd.	10/12/2009	102,375	55,066
NTPC Ltd.	01/13/2011	52,888	30,116
NTPC Ltd.	03/27/2012	63,330	46,704
Oil & Gas Development Co. Ltd.	10/22/2013	98,207	109,151
Pakistan State Oil Co. Ltd.	10/22/2013	31,024	30,707
Pakistan Telecommunication Co. Ltd.	10/22/2013	22,996	22,935
PetroVietnam Drilling and Well Services JSC	10/11/2012	23,747	39,468
Petrovietnam Fertilizer & Chemicals JSC	03/27/2012	37,753	48,915
Pha Lai Thermal Power JSC	10/13/2010	35,986	56,256
Reliance Industries Ltd. GDR	07/03/2007	169,670	119,301
Reliance Industries Ltd. GDR	01/20/2012	42,433	40,504

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO PORTFOLIOS OF INVESTMENTS	61

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Reliance Industries Ltd. GDR	03/27/2012	$82,122	$85,129
Reliance Industries Ltd. GDR	04/02/2012	41,493	41,818
Reliance Industries Ltd. GDR	11/01/2012	66,561	65,714
Steel Authority of India Ltd.	04/16/2009	20,302	9,145
Steel Authority of India Ltd.	03/27/2012	44,175	23,698
SUI Southern Gas Co. Ltd.	10/22/2013	22,024	20,426
Sun Pharmaceutical Industries Ltd.	02/08/2010	38,759	119,022
Tata Consultancy Services Ltd.	08/14/2009	12,273	39,219
Tata Steel Ltd.	09/21/2011	45,297	25,910
Unitech Ltd	07/08/2010	$16,170	$2,898
Unitech Ltd	01/13/2011	47,365	10,227
Vingroup JSC	10/13/2010	24,321	39,169
Vingroup JSC	10/14/2010	2,963	4,651
Vingroup JSC	11/01/2012	51,422	57,304
			$2,113,357	0.4%
Alternatives Fund
ADS Waste Holdings, Inc.	11/14/2012	497,563	499,938
BC Mountain LLC	09/03/2013	511,250	506,250
Burlington Holdings LLC	09/04/2013	427,450	427,450
Michaels Finco Holdings LLC / Michaels Finco, Inc.	08/01/2013	406,000	414,000
Safway Group Holding LLC	08/16/2013	502,500	520,000
Sprint Corp.	09/09/2013	482,125	514,188
Wind Acquisition Finance SA	02/13/2013	225,212	227,362
Wind Acquisition Finance SA	06/18/2013	190,087	195,637
Wind Acquisition Finance SA	08/08/2013	104,000	105,751
Wok Acquisition Corp.	12/06/2012	504,687	523,687
			$3,934,263	6.5%
Real Asset Fund
Banco Santander Brazil SA	03/17/2011	500,000	500,044
MAGI Funding PLC	05/12/2011	268,651	267,408
Metropolitan Life Global Funding I	01/05/2011	1,500,000	1,500,883
Venture VII CDO Ltd.	08/02/2010	358,224	389,912
			$2,658,247	0.6%
Strategic Allocation Moderate Fund
Cox Communications, Inc.	04/24/2013	99,875	83,985
FMR LLC	06/28/2010	102,666	117,024
Hyundai Capital America	08/06/2013	24,985	25,229
			$226,238	0.4%

^	7-Day net yield.

§	Affiliated company. See Note 4 in Notes to Financial Statements.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Financial Statements. At October 31, 2013, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
International Fund	$206,078	0.0%	**

¤	While the Fund’s position in this security is long, the investment provides short exposure to the market.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

Ö

All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options carried by the funds. The total value of all securities segregated at October 31, 2013 was:

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

62	NOTES TO PORTFOLIOS OF INVESTMENTS

Fund	Amount	Percentage of Total Net Assets
Alternatives Fund	$24,202,669	39.8%

Ø	All or a portion of this security is segregated as collateral in connection with the fund’s futures positions. The total value of all securities segregated at October 31, 2013 was:

Fund	Amount	Percentage of Total Net Assets
Real Asset Fund	$92,542	0.0%	**

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	LP – Limited Partnership

CPI – Consumer Price Index	MSCI – Morgan Stanley Capital International

EAFE – Europe, Asia, Far East	MTN – Medium Term Note

ETF – Exchange Traded Fund	PCL – Public Company Limited

FHLMC – Federal Home Loan Mortgage Corporation	PLC – Public Limited Company

FNMA – Federal National Mortgage Association	REIT – Real Estate Investment Trust

GDR – Global Depositary Receipt	SPDR – Standard & Poor’s Depository Receipts

GNMA – Government National Mortgage Association	TIPS – Treasury Inflation Protected Security

LLC – Limited Liability Corporation

Currency Code	Currency

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	63

October 31, 2013 (unaudited)	Wilmington Multi-Manager International Fund	Wilmington Multi-Manager Alternatives Fund		Wilmington Multi-Manager Real Asset Fund
ASSETS:
Investments, at identified cost	$459,617,136	$60,447,694		$408,131,328

Investments in securities, at value (Including $4,260,936, $0 and $509,796 of securities on loan, respectively) (Note 2)	535,773,513	62,993,367		437,363,130	(a)

Cash	6,169,888	1,744,218		359,837
Deposits for futures	—	—		15,000
Deposits for securities sold short	—	7,285,517		—
Deposits for swaps	—	—		153,000
Cash denominated in foreign currencies(b)	1,515,641	138,487		1,967,010
Premiums paid for swap agreements	—	—		122,773
Variation margin receivable for exchange traded swap agreements	—	—		57,755
Income receivable	1,570,648	226,602		1,284,571
Receivable for shares sold	371,835	87,950		247,517
Unrealized appreciation on swap agreements	—	—		78,684
Unrealized appreciation on foreign exchange contracts	1,306	116,627		1,469,207
Receivable for investments sold	2,788,347	9,936,466		7,280,418
Other assets	11,573	46,417		3,487

TOTAL ASSETS	548,202,751	82,575,651		450,402,389

LIABILITIES:
Options written, at value	—	141,683	(c)	27,613	(c)
Deferred capital gains tax payable	207,075	—		171,323
Premiums received for swap agreements	—	—		26,922
Variation margin payable for exchange traded swap agreements	—	—		77,091
Payable for securities sold short	—	11,217,455	(d)	—
Payable for investments purchased	4,953,845	9,942,572		9,787,461
Collateral for securities on loan	5,055,386	—		525,268
Due to broker for swap agreements	—	—		178,000
Unrealized depreciation on swap agreements	—	—		206,288
Unrealized depreciation on foreign exchange contracts	2,237	623		1,511,151
Payable for shares redeemed	620,275	307,794		288,114
Payable to sub-advisors	231,367	42,923		127,597
Payable for distribution services fee	1,293	582		963
Payable for shareholder services fee	54,416	—		—
Other accrued expenses	225,174	32,970		215,100

TOTAL LIABILITIES	11,351,068	21,686,602		13,142,891

NET ASSETS	$536,851,683	$60,889,049		$437,259,498

NET ASSETS CONSIST OF:

Paid-in capital	$826,769,300	$57,609,031		$527,780,113
Undistributed (distributions in excess of) net investment income	(1,077,561)	38,108		(3,519,361)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(365,014,574)	686,878		(116,151,424)
Net unrealized appreciation (depreciation) of investments and foreign currencies	76,174,518	2,555,032		29,150,170

TOTAL NET ASSETS	$536,851,683	$60,889,049		$437,259,498

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$6,138,904	$2,818,744		$4,343,025

Shares outstanding (unlimited shares authorized)	808,010	260,306		300,425

Net Asset Value per share	$7.60	$10.83		$14.46

Offering price per share*	$8.04 **	$11.46	**	$15.30	**

Class I
Net Assets	$530,712,779	$58,070,305		$432,916,473

Shares outstanding (unlimited shares authorized)	69,493,825	5,366,602		29,825,599

Net Asset Value per share	$7.64	$10.82		$14.51

(a)	Includes $18,924,078 of investments in affiliated issuers.
(b)	Cost of cash denominated in foreign currencies was $1,513,461, $138,637 and $1,890,545, respectively.
(c)	Premiums received for options written was $106,131 and $129,092, respectively.
(d)	Proceeds received for securities sold short was $11,134,679.

*	See “What Do Shares Cost?” in the Prospectus.
**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

64	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2013 (unaudited)	Wilmington Strategic Allocation Conservative Fund		Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
ASSETS:
Investments, at identified cost	$42,255,299		$56,119,156		$33,256,007

Investments in securities, at value (Including $0, $316,426 and $0 of securities on loan, respectively) (Note 2)	44,305,642	(a)	63,072,722	(a)	39,898,642	(a)

Income receivable	49,701		76,853		4,216
Receivable for shares sold	1		2,797		21,181
Other assets	2,260		11,321		2,229

TOTAL ASSETS	44,357,604		63,163,693		39,926,268

LIABILITIES:
Payable for investments purchased	—		34,994		—
Collateral for securities on loan	—		326,079		—
Payable for shares redeemed	442,880		17,123		137
Payable for distribution services fee	1,138		12,549		674
Other accrued expenses	27,381		81,654		17,968

TOTAL LIABILITIES	471,399		472,399		18,779

NET ASSETS	$43,886,205		$62,691,294		$39,907,489

NET ASSETS CONSIST OF:

Paid-in capital	$41,837,009		$66,218,698		$41,069,177
Undistributed (distributions in excess of) net investment income	80,705		76,350		66,869
Accumulated net realized gain (loss) on investments	(81,852)		(10,557,320)		(7,871,192)
Net unrealized appreciation (depreciation) of investments	2,050,343		6,953,566		6,642,635

TOTAL NET ASSETS	$43,886,205		$62,691,294		$39,907,489

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$5,266,766		$59,304,915		$3,132,554

Shares outstanding (unlimited shares authorized)	481,358		5,772,877		283,419

Net Asset Value per share	$10.94		$10.27		$11.05

Offering price per share*	$11.58	**	$10.87	**	$11.69	**

Class I
Net Assets	$38,619,439		$3,386,379		$36,774,935

Shares outstanding (unlimited shares authorized)	3,522,416		330,085		3,318,645

Net Asset Value per share	$10.96		$10.26		$11.08

(a)	Includes $25,556,786, $12,661,671 and $16,071,461 of investments in affiliated issuers, respectively.

*	See “What Do Shares Cost?” in the Prospectus.

**	Computation of offering price per share 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	65

Six Months Ended October 31, 2013 (unaudited)	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund	Wilmington Multi-Manager Real Asset Fund
INVESTMENT INCOME:
Dividends	$8,067,399	(a)(b)	$360,155 (a)	$2,827,410	(a)(b)
Interest	18,824	(a)	314,831	2,163,980	(a)
Securities lending income	52,636		—	2,681

TOTAL INVESTMENT INCOME	8,138,859		674,986	4,994,071

EXPENSES:
Investment advisory fee	2,599,043		541,693	1,820,761
Administrative personnel and services fee	63,278		6,538	52,329
Portfolio accounting, administration and custodian fees	384,536		46,253	189,660
Transfer and dividend disbursing agent fees and expenses	69,858		219	68,907
Trustees’ fees	13,761		13,784	13,757
Professional fees	89,064		41,326	45,642
Distribution services fee—Class A	7,626		3,153	6,830
Shareholder services fee—Class A	7,626		3,153	6,830
Shareholder services fee—Class I	647,964		64,251	536,112
Share registration costs	14,798		11,186	18,070
Printing and postage	18,271		2,742	16,899
Dividend expense on securities sold short	—		117,151	—
Prime broker interest expense	—		38,035	—
Miscellaneous	32,265		5,290	25,866

TOTAL EXPENSES	3,948,090		894,774	2,801,663

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(46,396)		(135,189)	(18,630)
Waiver of shareholder services fee—Class A	(7,626)		(3,153)	(6,830)
Waiver of shareholder services fee—Class I	(337,563)		(64,251)	(536,112)

TOTAL WAIVERS AND REIMBURSEMENTS	(391,585)		(202,593)	(561,572)

Net expenses	3,556,505		692,181	2,240,091

Net investment income (loss)	4,582,354		(17,195)	2,753,980

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	8,011,233		2,430,174	1,005,494
Net realized gain (loss) of foreign currency transactions	(130,058)		(289,551)	(705,293)
Net realized gain (loss) on futures contracts	—		(115,768)	329,314
Net realized gain (loss) on swap agreements	—		—	(956,733)
Net realized gain (loss) on options written	—		(59,435)	125,801
Net realized gain (loss) on short sales	—		(1,253,215)	—
Net change in unrealized appreciation (depreciation) of investments	19,862,961		543,080	(28,135,162)

Net realized and unrealized gain (loss) on investments	27,744,136		1,255,285	(28,336,579)

Change in net assets resulting from operations	$32,326,490		$1,238,090	$(25,582,599)

(a)	Net of foreign withholding taxes withheld of $759,918, $11,833 and $84,418, respectively.

(b)	Includes $29 and $627 received from affiliated issuers, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

66	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2013 (unaudited)	Wilmington Strategic Allocation Conservative Fund	Wilmington Strategic Allocation Moderate Fund	Wilmington Strategic Allocation Aggressive Fund
INVESTMENT INCOME:
Dividends(a)	$447,554	$381,669	$288,274
Interest	—	147,710	—
Securities lending income	—	395	—

TOTAL INVESTMENT INCOME	447,554	529,774	288,274

EXPENSES:
Investment advisory fee	115,981	156,975	99,582
Administrative personnel and services fee	5,578	7,563	4,799
Portfolio accounting, administration and custodian fees	18,137	15,731	15,135
Transfer and dividend disbursing agent fees and expenses	3,217	49,392	3,638
Trustees’ fees	13,762	13,751	13,752
Professional fees	26,759	29,713	29,178
Distribution services fee—Class A	7,143	74,602	4,032
Shareholder services fee—Class A	7,143	74,602	4,032
Shareholder services fee—Class I	50,848	3,885	45,758
Share registration costs	14,823	9,073	11,794
Printing and postage	3,473	12,192	2,807
Miscellaneous	7,645	7,046	6,868

TOTAL EXPENSES	274,509	454,525	241,375

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(125,644)	(116,205)	(61,999)
Waiver of shareholder services fee—Class A	(7,143)	(74,602)	(4,032)
Waiver of shareholder services fee—Class I	(50,848)	(3,885)	(45,758)

TOTAL WAIVERS AND REIMBURSEMENTS	(183,635)	(194,692)	(111,789)

Net expenses	90,874	259,833	129,586

Net investment income	356,680	269,941	158,688

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	131,395	1,906,943	443,553
Net realized gain (loss) from affiliated investment companies	1,455,479	2,099,814	6,489,460
Realized gain distributions received from investment companies	—	24,977	5,888
Net change in unrealized appreciation (depreciation) of investments	(1,792,504)	(1,459,244)	(3,795,373)

Net realized and unrealized gain (loss) on investments	(205,630)	2,572,490	3,143,528

Change in net assets resulting from operations	$151,050	$2,842,431	$3,302,216

(a)	Includes $288,161, $141,057 and $239,953 received from affiliated issuers, respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	67

	Wilmington Multi-Manager International Fund		Wilmington Multi-Manager Alternatives Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$4,582,354	$6,520,842	$(17,195)	$104,479
Net realized gain (loss) on investments	7,881,175	1,499,837	712,205	388,584
Net change in unrealized appreciation (depreciation) of investments	19,862,961	39,873,592	543,080	1,805,504

Change in net assets resulting from operations	32,326,490	47,894,271	1,238,090	2,298,567

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(90,585)	(111,214)	—	(4,523)
Class I	(8,061,160)	(7,211,270)	—	(199,237)
Distributions from net realized gain on investments
Class A	—	—	—	(8,614)
Class I	—	—	—	(223,223)
Return of Capital

Change in net assets resulting from distributions to shareholders	(8,151,745)	(7,322,484)	—	(435,597)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	60,214	142,433	498,585	2,861,578
Class I	30,648,680	166,779,699	16,394,056	27,403,985
Distributions reinvested
Class A	84,914	103,845	—	4,638
Class I	2,484,432	3,795,059	—	253,077
Cost of shares redeemed
Class A	(569,336)	(1,098,408)	(133,921)	(667,034)
Class I	(39,221,639)	(93,477,137)	(4,165,065)	(9,717,858)

Change in net assets resulting from share transactions	(6,512,735)	76,245,491	12,593,655	20,138,386

Change in net assets	17,662,010	116,817,278	13,831,745	22,001,356
NET ASSETS:
Beginning of period	519,189,673	402,372,395	47,057,304	25,055,948

End of period	$536,851,683	$519,189,673	$60,889,049	$47,057,304

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,077,561)	$2,491,830	$38,108	$55,303

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	8,210	21,733	46,315	277,947
Class I	4,217,463	24,972,503	1,524,762	2,674,880
Distributions reinvested
Class A	11,998	16,626	—	456
Class I	348,469	602,343	—	24,901
Shares redeemed
Class A	(79,326)	(165,710)	(12,547)	(63,829)
Class I	(5,299,355)	(13,970,185)	(386,926)	(945,109)

Net change resulting from share transactions	(792,541)	11,477,310	1,171,604	1,969,246

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

68	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Multi-Manager Real Asset Fund		Wilmington Strategic Allocation Conservative Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$2,753,980	$5,289,159	$356,680	$952,943
Net realized gain (loss) on investments	(201,417)	13,436,862	1,586,874	2,951,436
Net change in unrealized appreciation (depreciation) of investments	(28,135,162)	21,596,419	(1,792,504)	(972,404)

Change in net assets resulting from operations	(25,582,599)	40,322,440	151,050	2,931,975

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(68,808)	(81,145)	(62,622)	(125,121)
Class I	(5,938,903)	(5,540,020)	(492,846)	(935,470)

Change in net assets resulting from distributions to shareholders	(6,007,711)	(5,621,165)	(555,468)	(1,060,591)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	196,371	1,212,737	82,742	169,929
Class I	59,053,019	116,563,420	1,168,033	1,963,989
Distributions reinvested
Class A	59,307	71,152	58,145	119,486
Class I	2,106,634	2,285,729	453,625	865,722
Cost of shares redeemed
Class A	(1,791,644)	(2,482,554)	(836,738)	(1,514,337)
Class I	(38,109,797)	(56,703,907)	(4,569,209)	(7,844,528)

Change in net assets resulting from share transactions	21,513,890	60,946,577	(3,643,402)	(6,239,739)

Change in net assets	(10,076,420)	95,647,852	(4,047,820)	(4,368,355)
NET ASSETS:
Beginning of period	447,335,918	361,688,066	47,934,025	52,302,380

End of period	$437,259,498	$447,335,918	$43,886,205	$47,934,025

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,519,361)	$(265,630)	$80,705	$279,493

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	13,109	82,008	7,651	15,803
Class I	4,059,570	7,894,671	107,210	183,347
Distributions reinvested
Class A	4,209	4,913	5,433	11,200
Class I	148,818	157,201	42,305	80,984
Shares redeemed
Class A	(124,400)	(172,209)	(77,345)	(141,142)
Class I	(2,629,249)	(3,858,115)	(421,125)	(729,645)

Net change resulting from share transactions	1,472,057	4,108,469	(335,871)	(579,453)

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	69

	Wilmington Strategic Allocation Moderate Fund		Wilmington Strategic Allocation Aggressive Fund
	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
OPERATIONS:
Net investment income (loss)	$269,941	$873,786	$158,688	$526,496
Net realized gain (loss) on investments	4,031,734	2,637,418	6,938,901	3,114,286
Net change in unrealized appreciation (depreciation) of investments	(1,459,244)	1,297,464	(3,795,373)	786,944

Change in net assets resulting from operations	2,842,431	4,808,668	3,302,216	4,427,726

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A	(260,663)	(926,451)	(7,705)	(35,195)
Class I	(17,693)	(49,723)	(132,713)	(505,334)

Change in net assets resulting from distributions to shareholders	(278,356)	(976,174)	(140,418)	(540,529)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	639,632	2,054,731	48,891	209,528
Class I	833,416	159,948	2,086,089	2,700,961
Distributions reinvested
Class A	247,215	883,415	7,207	34,161
Class I	16,259	49,723	41,442	162,920
Cost of shares redeemed
Class A	(4,647,801)	(11,243,873)	(378,514)	(433,111)
Class I	(354,850)	(735,576)	(4,090,443)	(9,861,513)

Change in net assets resulting from share transactions	(3,266,129)	(8,831,632)	(2,285,328)	(7,187,054)

Change in net assets	(702,054)	(4,999,138)	876,470	(3,299,857)
NET ASSETS:
Beginning of period	63,393,348	68,392,486	39,031,019	42,330,876

End of period	$62,691,294	$63,393,348	$39,907,489	$39,031,019

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$76,350	$84,765	$66,869	$48,599

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	64,688	219,213	4,649	22,757
Class I	84,712	17,508	200,106	284,533
Distributions reinvested
Class A	25,074	94,779	670	3,589
Class I	1,652	5,344	3,890	17,145
Shares redeemed
Class A	(468,597)	(1,209,721)	(35,745)	(46,813)
Class I	(35,926)	(79,089)	(384,811)	(1,060,103)

Net change resulting from share transactions	(328,397)	(951,966)	(211,241)	(778,892)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

70	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND†

CLASS A	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$7.27		$6.72	$7.63		$5.95	$5.36	$8.50	$11.75
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.09	0.16		0.12	0.06	0.08	0.15
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.38		0.57	(1.05)		1.64	0.63	(2.92)	(1.23)

Total Income (Loss) From Operations	0.44		0.66	(0.89)		1.76	0.69	(2.84)	(1.08)

Less Distributions From:
Net Investment Income	(0.11)		(0.11)	(0.02)		(0.08)	(0.10)	(0.10)	(0.25)
Net Realized Gains	—		—	—		—	—	(0.20)	(1.92)
Return of Capital	—		—	—		—	0.00 (b)	—	—

Total Distributions	(0.11)		(0.11)	(0.02)		(0.08)	(0.10)	(0.30)	(2.17)

Net Asset Value, End of Period	7.60		7.27	6.72		$7.63	$5.95	$5.36	$8.50

Total Return(c)	6.15%		10.17%	(11.65)%		29.57%	12.74%	(32.95)%	(10.66)%
Net Assets, End of Period (000’s)	$6,139		$6,301	$6,682		$571	$83	$80	$118
Ratios to Average Net Assets
Gross Expense	1.75	%(d)	1.78%	1.62	%(d)	1.59%	1.63%	1.72%	1.40%
Net Expenses(e)	1.48	%(d)	1.48%	1.42	%(d)	1.58%	1.62%	1.65%	1.40%
Net Investment Income (Loss)	1.66	%(d)	1.38%	2.77	%(d)	1.61%	0.89%	1.53%	1.46%
Portfolio Turnover Rate	31%		72%	85%		98%	107%	136%	124%

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$7.30		$6.75	$7.66		$5.97	$5.37	$8.51	$11.76
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.06		0.10	0.06		0.10	0.07	0.10	0.18
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.39		0.57	(0.94)		1.67	0.64	(2.93)	(1.24)

Total Income (Loss) From Operations	0.45		0.67	(0.88)		1.77	0.71	(2.83)	(1.06)

Less Distributions From:
Net Investment Income	(0.11)		(0.12)	(0.03)		(0.08)	(0.11)	(0.11)	(0.27)
Net Realized Gains	—		—	—		—	—	(0.20)	(1.92)
Return of Capital	—		—	—		—	0.00 (b)	—	—

Total Distributions	(0.11)		(0.12)	(0.03)		(0.08)	(0.11)	(0.31)	(2.19)

Net Asset Value, End of Period	$7.64		$7.30	$6.75		$7.66	$5.97	$5.37	$8.51

Total Return(c)	6.33%		10.22%	(11.45)%		29.78%	13.10%	(32.82)%	(10.49)%
Net Assets, End of Period (000’s)	$530,713		$512,889	$395,690		$373,798	$249,031	$395,536	$1,035,939
Ratios to Average Net Assets
Gross Expense	1.50	%(d)	1.54%	1.42	%(d)	1.43%	1.38%	1.42%	1.16%
Net Expenses(e)	1.35	%(d)	1.35%	1.38	%(d)	1.41%	1.37%	1.40%	1.15%
Net Investment Income (Loss)	1.75	%(d)	1.47%	1.17	%(d)	1.38%	1.03%	1.64%	1.75%
Portfolio Turnover Rate	31%		72%	85%		98%	107%	136%	124%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all the assets and liabilities of the Wilmington Multi-Manager International Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the period prior to this date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	71

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER ALTERNATIVES FUND

CLASS A	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$10.58		$10.11		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	(0.02)		0.00	(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.27		0.56		0.08

Total Income (Loss) From Operations	0.25		0.56		0.11

Less Distributions From:
Net Investment Income	—		(0.03)		—
Net Realized Gains	—		(0.06)		—

Total Distributions	—		(0.09)		—

Net Asset Value, End of Period	$10.83		$10.58		$10.11

Total Return(c)	2.36%		5.56%		1.10%
Net Assets, End of Period (000’s)	$2,819		$2,397		$121
Ratios to Average Net Assets
Gross Expense	3.56	%(d)	3.98%		4.66	%(d)
Net Expenses(e)(f)	2.80	%(d)	2.84%		2.89	%(d)(g)
Net Investment Income (Loss)	(0.30	)%(d)	0.00	%(h)	0.88	%(d)
Portfolio Turnover Rate	183%		367%		8%

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013		For the Period January 12, 2012* through April 30, 2012
Net Asset Value, Beginning of Period	$10.56		$10.08		$10.00
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.00	(b)	0.03		0.06
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.26		0.56		0.05

Total Income (Loss) From Operations	0.26		0.59		0.11

Less Distributions From:
Net Investment Income	—		(0.05)		(0.03)
Net Realized Gains	—		(0.06)		—

Total Distributions	—		(0.11)		(0.03)

Net Asset Value, End of Period	$10.82		$10.56		$10.08

Total Return(c)	2.46%		5.91%		1.10%
Net Assets, End of Period (000’s)	$58,070		$44,660		$24,935
Ratios to Average Net Assets
Gross Expense	3.31	%(d)	3.77%		4.33	%(d)
Net Expenses(e)(f)	2.55	%(d)	2.65%		2.39	%(d)(g)
Net Investment Income (Loss)	(0.05	)%(d)	0.29%		2.11	%(d)
Portfolio Turnover Rate	183%		367%		8%

(a)	Per share numbers have been calculated using the average shares method. (b) Represents less than $0.005.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)	Annualized for periods less than one year.
(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(f)

Expense ratio includes dividend and interest expense related to short sales. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the year and the periods presented would be:

	Class A	Class I
October 31, 2013	2.23%	1.98%
April 30, 2013	2.24%	1.98%
April 30, 2012	2.48%	1.98%

(g)	Ratio of expenses to average net assets was increased by 0.41% to include dividend and interest expenses related to short sales.
(h)	Represents less than 0.005%.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

72	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period.

WILMINGTON MULTI-MANAGER REAL ASSET FUND†

CLASS A	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$15.55		$14.28	$14.00		$12.10	$11.60	$17.75	$15.34
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.08		0.18	(0.21)		0.63	0.02	0.15	0.63
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.98)		1.28	0.50		1.91	0.75	(4.89)	2.65

Total Income (Loss) From Operations	(0.90)		1.46	0.29		2.54	0.77	(4.74)	3.28

Less Distributions From:
Net Investment Income	(0.19)		(0.19)	(0.01)		(0.64)	(0.27)	(0.59)	(0.54)
Net Realized Gains	—		—	—		—	—	(0.82)	(0.33)

Total Distributions	(0.19)		(0.19)	(0.01)		(0.64)	(0.27)	(1.41)	(0.87)

Net Asset Value, End of Period	$14.46		$15.55	$14.28		$14.00	$12.10	$11.60	$17.75

Total Return(b)	(5.78)%		10.33%	2.04%		21.45%	6.57%	(26.78)%	22.00%
Net Assets, End of Period (000’s)	$4,343		$6,337	$7,038		$13,773	$16,305	$20,073	$32,637
Ratios to Average Net Assets
Gross Expense	1.53	%(c)	1.55%	1.33	%(c)	1.25%	1.20%	1.09%	0.99%
Net Expenses(d)	1.28	%(c)	1.27%	1.28	%(c)	1.25%	1.19%	1.07%	0.90%
Net Investment Income (Loss)	1.10	%(c)	1.13%	(1.86	)%(c)	4.64%	0.13%	1.15%	3.61%
Portfolio Turnover Rate	58%		131%	180%		199%	156%	115%	72%

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$15.61		$14.33	$14.02		$12.11	$11.61	$17.75	$15.33
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.20	(0.09)		0.65	0.04	0.28	0.60
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(0.99)		1.30	0.41		1.94	0.75	(4.99)	2.71

Total Income (Loss) From Operations	(0.90)		1.50	0.32		2.59	0.79	(4.71)	3.31

Less Distributions From:
Net Investment Income	(0.20)		(0.22)	(0.01)		(0.68)	(0.29)	(0.61)	(0.56)
Net Realized Gains	—		—	—		—	—	(0.82)	(0.33)

Total Distributions	(0.20)		(0.22)	(0.01)		(0.68)	(0.29)	(1.43)	(0.89)

Net Asset Value, End of Period	$14.51		$15.61	$14.33		$14.02	$12.11	$11.61	$17.75

Total Return(b)	(5.64)%		10.58%	2.31%		21.70%	6.76%	(26.59)%	22.27%
Net Assets, End of Period (000’s)	$432,916		$440,999	$344,650		$252,497	$283,703	$368,263	$782,540
Ratios to Average Net Assets
Gross Expense	1.29	%(c)	1.31%	1.08	%(c)	1.00%	0.95%	0.82%	0.65%
Net Expenses(d)	1.03	%(c)	1.02%	1.02	%(c)	1.00%	0.94%	0.82%	0.65%
Net Investment Income (Loss)	1.27	%(c)	1.39%	(0.74	)%(c)	4.82%	0.33%	2.09%	3.64%
Portfolio Turnover Rate	58%		131%	180%		199%	156%	115%	72%

(a)	Per share numbers have been calculated using the average shares method.
(b)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(c)	Annualized for periods less than one year.
(d)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Real Asset Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	73

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION CONSERVATIVE FUND†

CLASS A	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$11.03		$10.61	$10.60		$9.66	$9.02	$10.54	$10.80
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.07		0.18	0.17		0.26	0.26	0.28	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		0.45	0.05		0.95	0.64	(1.41)	(0.13)

Total Income (Loss) From Operations	0.03		0.63	0.22		1.21	0.90	(1.13)	0.15

Less Distributions From(b):
Net Investment Income	(0.12)		(0.21)	(0.21)		(0.27)	(0.26)	(0.25)	(0.28)
Net Realized Gains	—		—	—		—	—	(0.14)	(0.13)

Total Distributions	(0.12)		(0.21)	(0.21)		(0.27)	(0.26)	(0.39)	(0.41)

Net Asset Value, End of Period	$10.94		$11.03	$10.61		$10.60	$9.66	$9.02	$10.54

Total Return(c)	0.29%		5.97%	2.15%		12.58%	9.98%	(10.57)%	1.35%
Net Assets, End of Period (000’s)	$5,267		$6,016	$7,003		$8,003	$9,890	$3,402	$4,777
Ratios to Average Net Assets
Gross Expense(d)	1.40	%(e)	1.35%	0.77	%(e)	0.60%	0.64%	1.56%	1.68%
Net Expenses(d)(f)	0.61	%(e)	0.72%	0.63	%(e)	0.60%	0.64%	0.75%	0.75%
Net Investment Income (Loss)	1.32	%(e)	1.71%	1.95	%(e)	2.54%	2.65%	3.02%	2.61%
Portfolio Turnover Rate	19%		29%	37%		26%	92%	31%	25%

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period January 12, 2012 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$11.05		$10.64	$10.62		$9.67	$9.04	$10.55	$10.81
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.09		0.21	0.19		0.29	0.29	0.31	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.05)		0.43	0.06		0.95	0.62	(1.41)	(0.14)

Total Income (Loss) From Operations	0.04		0.64	0.25		1.24	0.91	(1.10)	0.17

Less Distributions From(b):
Net Investment Income	(0.13)		(0.23)	(0.23)		(0.29)	(0.28)	(0.27)	(0.30)
Net Realized Gains	—		—	—		—	—	(0.14)	(0.13)

Total Distributions	(0.13)		(0.23)	(0.23)		(0.29)	(0.28)	(0.41)	(0.43)

Net Asset Value, End of Period	$10.96		$11.05	$10.64		$10.62	$9.67	$9.04	$10.55

Total Return(c)	0.42%		6.13%	2.44%		12.96%	10.12%	(10.30)%	1.58%
Net Assets, End of Period (000’s)	$38,619		$41,918	$45,299		$55,226	$53,131	$13,021	$8,058
Ratios to Average Net Assets
Gross Expense(d)	1.15	%(e)	1.10%	0.52	%(e)	0.35%	0.39%	1.30%	1.43%
Net Expenses(d)(f)	0.36	%(e)	0.47%	0.38	%(e)	0.35%	0.39%	0.50%	0.50%
Net Investment Income (Loss)	1.57	%(e)	1.95%	2.20	%(e)	2.81%	2.91%	3.42%	2.83%
Portfolio Turnover Rate	19%		29%	37%		26%	92%	31%	25%

(a)	Per share numbers have been calculated using the average shares method.
(b)	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Conservative Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

74	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

WILMINGTON STRATEGIC ALLOCATION MODERATE FUND†

CLASS A	2013(a)		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.86		$9.26	$9.70	$8.62	$6.72	$10.07
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.04		0.13	0.11	0.10	0.04	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.41		0.61	(0.42)	1.13	1.87	(2.82)

Total Income (Loss) From Operations	0.45		0.74	(0.31)	1.23	1.91	(2.72)

Less Distributions From:
Net Investment Income	(0.04)		(0.14)	(0.12)	(0.12)	(0.01)	(0.10)
Net Realized Gains	—		—	(0.01)	(0.03)	—	(0.53)

Total Distributions	(0.04)		(0.14)	(0.13)	(0.15)	(0.01)	(0.63)

Net Asset Value, End of Period	$10.27		$9.86	$9.26	$9.70	$8.62	$6.72

Total Return(c)	4.62%		8.12%	(3.13)%	14.54%	28.39%	(26.61)%
Net Assets, End of Period (000’s)	$59,305		$60,640	$65,285	$75,554	$21,822	$21,871
Ratios to Average Net Assets
Gross Expense(d)	1.46	%(e)	1.45%	1.64%	1.51%	1.39%	1.48%
Net Expenses(d)(f)	0.84	%(e)	0.84%	0.79%	0.73%	0.83%	0.86%
Net Investment Income (Loss)	0.85	%(e)	1.36%	1.26%	0.97%	0.46%	1.31%
Portfolio Turnover Rate	31%		32%	41%	55%	10%	42%

CLASS I	2013(a)		2013	2012	2011(g)
Net Asset Value, Beginning of Period	$9.84		$9.25	$9.70	$8.08
Income (Loss) From Operations:
Net Investment Income (Loss)(b)	0.05		0.15	0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.43		0.61	(0.43)	1.66

Total Income (Loss) From Operations	0.48		0.76	(0.29)	1.76

Less Distributions From:
Net Investment Income	(0.06)		(0.17)	(0.15)	(0.11)
Net Realized Gains	—		—	(0.01)	(0.03)

Total Distributions	(0.06)		(0.17)	(0.16)	(0.14)

Net Asset Value, End of Period	$10.26		$9.84	$9.25	$9.70

Total Return(c)	4.87%		8.29%	(2.87)%	22.07%
Net Assets, End of Period (000’s)	$3,386		$2,753	$3,108	$3,426
Ratios to Average Net Assets
Gross Expense(d)	1.21	%(e)	1.20%	1.39%	1.44	%(e)
Net Expenses(d)(f)	0.59	%(e)	0.59%	0.51%	0.67	%(e)
Net Investment Income (Loss)	1.08	%(e)	1.59%	1.53%	1.25	%(e)
Portfolio Turnover Rate	31%		32%	41%	55	%(h)

(a)	Six months ended October 31, 2013 (unaudited).
(b)	Per share numbers have been calculated using the average shares method.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)	For the period from June 11, 2010 (commencement of operations) to April 30, 2011.
(h)	Reflects portfolio turnover for the Fund for the year ended April 30, 2011.
†

Effective June 11, 2010, shareholders of the former Managed Allocation Fund—Aggressive Growth, Managed Allocation Fund—Moderate Growth, and Managed Allocation Fund—Conservative Growth became owners of the Strategic Allocation Fund in a plan of reorganization. See Note 8. Additionally, the accounting and performance history of the Managed Allocation Fund—Moderate Growth Fund was redesignated as that of the Strategic Allocation Fund for A Shares for periods prior to June 14, 2010.

See Notes which are an integral part of the Financial Statements

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	75

For a share outstanding throughout each period.

WILMINGTON STRATEGIC ALLOCATION AGGRESSIVE FUND†

CLASS A	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period July 1, 2011 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$10.21		$9.20	$9.33		$7.49	$6.81	$10.92	$12.19
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.03		0.10	0.05		0.14	0.10	0.12	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.84		1.02	(0.13)		1.85	0.68	(3.53)	(0.78)

Total Income (Loss) From Operations	0.87		1.12	(0.08)		1.99	0.78	(3.41)	(0.61)

Less Distributions From(b):
Net Investment Income	(0.03)		(0.11)	(0.05)		(0.15)	(0.10)	(0.12)	(0.17)
Net Realized Gains	—		—	—		—	—	(0.58)	(0.49)

Total Distributions	(0.03)		(0.11)	(0.05)		(0.15)	(0.10)	(0.70)	(0.66)

Net Asset Value, End of Period	$11.05		$10.21	$9.20		$9.33	$7.49	$6.81	$10.92

Total Return(c)	8.48%		12.26%	(0.75)%		26.66%	11.41%	(30.79)%	(5.37)%
Net Assets, End of Period (000’s)	$3,133		$3,205	$3,074		$3,502	$3,788	$3,165	$4,737
Ratios to Average Net Assets
Gross Expense(d)	1.44	%(e)	1.46%	0.88	%(e)	0.67%	0.58%	0.66%	0.61%
Net Expenses(d)(f)	0.88	%(e)	0.87%	0.73	%(e)	0.67%	0.58%	0.65%	0.60%
Net Investment Income (Loss)	0.57	%(e)	1.10%	0.75	%(e)	1.64%	1.23%	1.63%	1.41%
Portfolio Turnover Rate	48%		43%	17%		34%	53%	59%	23%

CLASS I	Six Months Ended October 31, 2013 (unaudited)		Year Ended April 30, 2013	For the Period January 12, 2012 through April 30, 2012*		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008
Net Asset Value, Beginning of Period	$10.24		$9.22	$9.35		$7.51	$6.82	$10.93	$12.20
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.04		0.13	0.07		0.17	0.11	0.15	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.84		1.02	(0.13)		1.84	0.70	(3.54)	(0.78)

Total Income (Loss) From Operations	0.88		1.15	(0.06)		2.01	0.81	(3.39)	(0.58)

Less Distributions From(b):
Net Investment Income	(0.04)		(0.13)	(0.07)		(0.17)	(0.12)	(0.14)	(0.20)
Net Realized Gains	—		—	—		—	—	(0.58)	(0.49)

Total Distributions	(0.04)		(0.13)	(0.07)		(0.17)	(0.12)	(0.72)	(0.69)

Net Asset Value, End of Period	$11.08		$10.24	$9.22		$9.35	$7.51	$6.82	$10.93

Total Return(c)	8.59%		12.62%	(0.62)%		26.91%	11.80%	(30.63)%	(5.14)%
Net Assets, End of Period (000’s)	$36,775		$35,826	$39,257		$51,887	$46,058	$51,823	$56,985
Ratios to Average Net Assets
Gross Expense(d)	1.19	%(e)	1.21%	0.61	%(e)	0.42%	0.33%	0.41%	0.36%
Net Expenses(d)(f)	0.63	%(e)	0.62%	0.48	%(e)	0.42%	0.33%	0.40%	0.35%
Net Investment Income (Loss)	0.82	%(e)	1.38%	1.02	%(e)	1.89%	1.41%	1.97%	1.67%
Portfolio Turnover Rate	48%		43%	17%		34%	53%	59%	23%

(a)	Per share numbers have been calculated using the average shares method.
(b)	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
(c)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
†

Effective March 9, 2012, the Fund acquired all of the assets and liabilities of the Wilmington Aggressive Asset Allocation Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the periods prior to that date reflect the performance of the WT Fund.

*	Year end changed from June 30 to April 30.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

76	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2013 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 6 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 17 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Multi-Manager International Fund* (“International Fund”)(d)

Wilmington Multi-Manager Alternatives Fund (“Alternatives Fund”)(d)†

Wilmington Multi-Manager Real Asset Fund* (“Real Asset Fund”)(d)

Wilmington Strategic Allocation Conservative Fund
(“Strategic Allocation Conservative Fund”)(d)

Wilmington Strategic Allocation Moderate Fund
(“Strategic Allocation Moderate Fund”)(d)

Wilmington Strategic Allocation Aggressive Fund
(“Strategic Allocation Aggressive Fund”)(d)

The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

The Fund’s investment goal is to achieve long-term growth of capital through consistent returns from investments that have a low correlation to traditional asset classes.

The Fund’s investment goal is to achieve long-term preservation of capital with current income.

The Fund’s investment goal is to seek a high level of total return consistent with a conservative level of risk relative to other Wilmington Strategic Allocation Funds.

The Fund’s investment goal is to seek a high level of total return consistent with a moderate level of risk relative to the other Wilmington Strategic Allocation Funds.

The Fund’s investment goal is to seek a high level of total return consistent with an aggressive level of risk relative to other Wilmington Strategic Allocation Funds.

†    During the period, the Wilmington Rock Maple Alternatives Fund was renamed Wilmington Multi-Manager Alternatives Fund.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	price information on listed securities, including underlying Exchange Traded Funds (“ETF’s”) and Exchange Traded Notes (“ETN’s”), is taken from the exchange where the security is primarily traded; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	77

and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of April 30, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities at the beginning of the period. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due or from the Fund.

At October 31, 2013, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received	Cash Collateral Received	Net Amount(1)
International Fund
Citigroup Global Markets, Inc.	$1,200,656	$1,200,656	$—	$—
Deutsche Bank Securities, Inc.	1,200,656	1,200,656	—	—
HSBC Securities USA, Inc.	1,200,656	1,200,656	—	—
Mizuho Securities USA, Inc.	1,200,656	1,200,656	—	—
RBS Securities, Inc.	252,762	252,762	—	—

	$5,055,386	$5,055,386	$—	$—

Real Asset Fund
Citigroup Global Markets, Inc.	$3,100,000	$3,100,000	$—	$—
RBS Securities, Inc.	525,268	525,268	—	—

	$3,625,268	$3,625,268	$—	$—

Strategic Allocation Moderate Fund
RBS Securities, Inc.	$326,079	$326,079	$—	$—

	$326,079	$326,079	$—	$—

(1)Net amount represents the net amount receivable due from the counterparty in the event of default.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

78	NOTES TO FINANCIAL STATEMENTS (continued)

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

No Funds had reverse repurchase agreement activity for the six months ended October 31, 2013 and there were no open reverse repurchase agreements as of October 31, 2013.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

All Funds offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly.

Premium and Discount Amortization/Accretion and Paydown Gains and Losses – All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for Federal income or excise tax are necessary.

Withholding taxes and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Short Sales – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	79

cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2013, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
International Fund	$4,260,936	$4,260,936	$—
Real Asset Fund	509,796	509,796	—
Strategic Allocation Moderate Fund	316,426	316,426	—

(1)Collateral with a value of $5,055,386, $525,268 and $326,079 respectively, has been received in connection with securities lending transactions.

(2)Net amount represents the net amount receivable due from the counterparty in the event of default.

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

80	NOTES TO FINANCIAL STATEMENTS (continued)

The Alternatives Fund had options written during the six months ended October 31, 2013 as follows:

	Number of Contracts	Premiums Received
Outstanding options at April 30, 2013	150	$88,244
Options purchased	—	—
Option closed	—	—
Options written	958	626,791
Options expired	(722)	(456,606)
Options exercised	(232)	(152,298)

Options outstanding at October 31, 2013	154	$106,131

The Real Asset Fund had transactions in options written during the six months ended October 31, 2013 as follows:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2013	2,990	$161,326
Options purchased	—	—
Options closed	(430)	(28,720)
Options written	2,113	166,763
Options expired	(2,415)	(130,259)
Options exercised	(805)	(40,018)

Options outstanding at October 31, 2013	1,453	$129,092

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest rate swaps – Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Centrally cleared swap agreements – Centrally cleared swap agreements (“swap”) are agreements executed through a broker but are cleared through a central counterparty (the “CCP”) and a Fund’s counterparty on the swap becomes the CCP. The Fund is required to interface with the CCP through a broker and upon entering into a centrally cleared swap is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of a particular swap. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the swap, the Fund agrees to pay to or receive from the counterparty an amount of cash equal to the daily fluctuation in the value of the swap (the “Variation Margin”). Such payments are recorded by the Fund as unrealized gains or losses until the contract is closed or settled at which point the gain or loss is realized.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	81

Credit default swap agreements – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

As of October 31, 2013, none of the Funds had any open credit default swap agreements.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

82	NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2013.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investments in securities, at value.	Options written, at value.
	Net unrealized appreciation on swap agreements.	Net unrealized depreciation on swap agreements.

Foreign exchange contracts	Investments in securities, at value.	Net unrealized depreciation on forward foreign
	Net unrealized appreciation on forward foreign	currency exchange contracts.
	currency exchange contracts.	Options written, at value.

Equity contracts	Investments in securities, at value.	Options written, at value.

	Asset Derivative Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$1,306	$—	$1,306	$—	$—
Alternatives Fund	156,556	22,883	133,673	—	—
Real Asset Fund	1,623,549	—	1,469,909	153,640	—

	Liability Derivative Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$2,237	$—	$2,237	$—	$—
Alternatives Fund	147,012	141,683	5,329	—	—
Real Asset Fund	1,839,892	—	1,511,489	328,403	—

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2013 are as follows:

Derivative Type	Location on the Statement of Operations
Equity contracts	Net realized gain (loss) on investments, options written and futures contracts
Net change in unrealized appreciation (depreciation) on investments

Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on investments

Interest rate contracts	Net realized gain (loss) on investments, swap agreements, options written and futures contracts
Net change in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) on investments, foreign currency transactions and options written
Net change in unrealized appreciation (depreciation) on investments

	Total Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$(157,949)	$—	$(157,949)	$—	$—
Alternatives Fund	(659,198)	(214,703)	(444,495)	—	—
Real Asset Fund	(1,143,707)	—	(651,769)	(597,528)	105,590

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Credit Contracts
International Fund	$3,962	$—	$3,962	$—	$—
Alternatives Fund	158,745	(41,541)	200,286	—	—
Real Asset Fund	585,678	—	562,736	22,942	—

The Funds’ derivative financial instruments outstanding as of October 31, 2013, as disclosed in the Portfolios of Investments, is indicative of the volume of derivative activity for the Funds.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	83

regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilibies.

At October 31, 2013, derivative assets and liabilities (by type) held by the Funds are as follows:

Fund	Assets	Liabilities
International Fund
Derivative Financial Instruments:
Forward foreign currency contracts	$1,306	$2,237

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	1,306	2,237
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$1,306	$2,237

Alternatives Fund
Derivative Financial Instruments:
Financial futures contracts	$17,046	$4,706
Forward foreign currency contracts	116,627	623
Options	22,883	141,683

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	156,556	147,012
Derivatives not subject to a MA or similar agreement	—	—

Total assets and liabilities subject to a MA	$156,556	$147,012

Real Asset Fund
Derivative Financial Instruments:
Financial futures contracts	$74,956	$94,840
Forward foreign currency contracts	1,469,207	1,511,151
Options	702	27,613
Swaps	78,684	206,288

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	1,623,549	1,839,892
Derivatives not subject to a MA or similar agreement	76,742	55,218

Total assets and liabilities subject to a MA	$1,546,807	$1,784,674

At October 31, 2013, derivative assets and liabilities by type net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Derivative Type	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
International Fund

Forward foreign exchange contracts	$1,306	$(1,306)	$—	$—	$—

Total Derivative Assets	$1,306	$(1,306)	$—	$—	$—

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Assets(4)

Forward foreign exchange contracts	$2,237	$(1,306)	$—	$—	$931

Total Derivative Liabilities	$2,237	$(1,306)	$—	$—	$931

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

84	NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Derivative Type	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Alternatives Fund
Financial futures contracts	$17,046	$(4,706)	$—	$(12,340)	$—
Forward foreign exchange contracts	116,627	(623)	—	—	116,004
Options	22,883	(22,883)	—	—	—

Total Derivative Assets	$156,556	$(28,212)	$—	$(12,340)	$116,004

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Assets(4)
Financial futures contracts	$4,706	$(4,706)	$—	$—	$—
Forward foreign exchange contracts	623	(623)	—	—	—
Options	141,683	(22,883)	(118,800)	—	—

Total Derivative Liabilities	$147,012	$(28,212)	$(118,800)	$—	$—

	Derivative Assets Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Real Asset Fund
Financial futures contracts	$74,956	$(74,956)	$—	$—	$—
Forward foreign exchange contracts	1,469,207	(1,469,207)	—	—	—
Options	702	(702)	—	—	—
Swaps	1,942	(1,942)	—	—	—

Total Derivative Assets	$1,546,807	$(1,546,807)	$—	$—	$—

	Derivative Liabilities Subject to a MA by Type	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Amount of Derivative Liabilities(4)
Financial futures contracts	$94,840	$(74,956)	$(19,884)	$—	$—
Forward foreign exchange contracts	1,511,151	(1,469,207)	—	—	41,944
Options	27,613	(702)	—	—	26,911
Swaps	151,070	(1,942)	—	(149,128)	—

Total Derivative Liabilities	$1,784,674	$(1,546,807)	$(19,884)	$(149,128)	$68,855

(1)	Excess of collateral received is not shown for financial reporting purposes.
(2)	Net amount represents the net amount receivable in the event of default.
(3)	Excesss of collateral pledged is not shown for financial reporting purposes.
(4)	Net amount represents the net amount payable due in the event of default.

4.	FEDERAL TAX INFORMATION

As of April 30, 2013, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed for the periods ended 2012, 2011, and 2010, remain subject to examination by the Internal Revenue Service.

The tax character of distributions for the corresponding years or periods as reported on the Statements of Changes in Net Assets were as follows:

	2013		2012
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
Alternatives Fund	$241,997	$193,600	$71,149	$ —
Strategic Allocation Moderate Fund	976,174	—	910,770	91,452

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	85

Fund	2013 Ordinary Income*	2012 Ordinary Income*	2011 Ordinary Income*
International Fund	$7,322,484	$2,509,709	$4,176,386
Real Asset Fund	5,621,165	245,911	14,278,269
Strategic Allocation Conservative Fund	1,060,591	1,198,813	1,798,463
Strategic Allocation Aggressive Fund	540,529	339,756	1,010,375

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2013, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed/ (Over Distributed) Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation	Capital Loss Carryforwards and Deferrals
International Fund	$4,408,839	$—	$4,893	$47,519,668	$(366,025,762)
Alternatives Fund	11,909	676,662	94,079	1,710,035	(450,757)
Real Asset Fund	6,007,834	—	(289,795)	40,008,697	(104,657,041)
Strategic Allocation Conservative Fund	279,493	—	—	3,051,057	(876,936)
Strategic Allocation Moderate Fund	84,765	—	—	7,606,034	(13,782,278)
Strategic Allocation Aggressive Fund	48,599	—	—	4,140,133	(8,512,218)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At April 30, 2013, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

					Short-Term Post-Effective	Long-Term Post-Effective	Total Capital Loss
		Capital Loss Available Through
Fund	2016	2017	2018	2019	No Expiration	No Expiration	Carryforwards
International Fund	$88,749,523	$236,603,604	$28,105,841	$—	$10,812,793	$1,754,001	$366,025,762
Real Asset Fund	—	—	104,657,041	—	—	—	104,657,041
Strategic Allocation Conservative Fund	—	—	876,936	—	—	—	876,936
Strategic Allocation Moderate Fund	—	11,971,259	1,811,019	—	—	—	13,782,278
Strategic Allocation Aggressive Fund	—	—	883,083	7,629,135	—	—	8,512,218

The Funds used capital loss carryforwards as follows to offset taxable capital gains realized during the year ended April 30, 2013:

Fund	Capital Loss Carryforwards Used
Real Asset Fund	$7,333,654
Strategic Allocation Conservative Fund	2,568,195
Strategic Allocation Moderate Fund	1,172,622
Strategic Allocation Aggressive Fund	2,709,546

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October losses deferred to May 1, 2013 are as follows:

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

86	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Short-Term Post-October/ Late Year Capital Losses	Long-Term Post-October/ Late Year Capital Losses	Short-Term Post-October/ Late Year Currency Losses
Alternatives Fund	$450,757	$—	$—

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued and paid daily, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

The International Fund, Alternatives Fund and Real Asset Fund, utilize a multi-manager strategy, whereby WFMC allocates all or a portion of the Funds’ assets among a number of sub-advisors. WFMC engages Rock Maple Services, LLC (“Rock Maple”) to assist in the identification and selection of sub-advisors and in the portfolio construction process for the Alternatives Fund. For their services, the Funds pay Rock Maple and each sub-advisor fees, accrued daily and paid monthly, as described below. Certain sub-advisors have entered into an agreement with WFMC to waive their fees to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of WFMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2014, so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below.

	Contractual Expense Limitations
Fund	Class A	Class I
International Fund	1.49%	1.36%
Alternatives Fund	2.23%	1.98%
Real Asset Fund	1.28%	1.03%
Strategic Allocation Conservative Fund*	0.90%	0.65%
Strategic Allocation Moderate Fund	0.84%	0.59%
Strategic Allocation Aggressive Fund*	1.03%	0.78%

* The advisor has voluntarily agreed to waive fees so that the Fund’s expenses are below the contractual expense limitations.

Prior to September 1, 2012 the contractual expense limitations for Multi-Manager Alternatives Fund was 2.48% for Class A and Strategic Allocation Moderate Fund was 1.10% and 0.85% for Class A and Class I, respectively.

Fund	Gross Fees	Fees Waived	Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,311,183	$(24,152)	0.50%
Sub-advisors:
Baring International Investment Limited	122,607	—	0.45%
LSV Asset Management	127,893	—	0.49%
Dimensional Fund Advisors LP	132,518	(21,190)	0.45% on the first $50 million;
			0.30% in excess of $50 million
Oberweis Asset Management, Inc. (Since 10/24/2013)	7,413	—	1.00% on the first $50 million;
			0.90% on the next $50 million;
			0.80% in excess of $100 million

Parametric Portfolio Associates LLC	421,244	—	0.80% on the first $100 million;
(Emerging Markets Strategy)			0.75% in excess of $100 million

Parametric Portfolio Associates LLC	82,750	(1,054)	0.275% on the first $50 million;
(Developed Country Index Replication Strategy)			0.20% in excess of $50 million

Northern Cross, LLC	393,435	—	0.55% on the first $1 billion;
			0.50% in excess of $1 billion
Alternatives Fund
WFMC	269,619	(135,189)	1.00%
Rock Maple Services, LLC (terminated 8/28/2013)	66,376	—	0.40%
Sub-advisors:
Acuity Capital Management, LLC	43,172	—	1.00%
ADAR Investment Management, LLC	33,271	—	1.00%

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	87

Fund	Gross Fees	Fees Waived	Fee as a % of average net asset of the Fund/Allocated Net Assets for Sub-advisors
Calypso Capital Management, LP	36,064	—	1.00%
TIG Advisors, LLC	31,071	—	1.00%
Madison Street Partners LLC (terminated 10/11/2013)	26,247	—	1.00%
Parametric Risk Advisors	30,384	—	0.90%
P\E Global LLC (Since 10/02/2013)	5,489	—	1.00%
Real Asset Fund
WFMC	1,085,886	(8,310)	0.50% excluding assets allocated to the inflation-protected debt securities (“TIPS”) strategy or the Enhanced Cash Strategy

			0.57% of the first $25 million of assets allocated to the TIPS strategy; 0.54% of the next $25 million; and 0.52% of assets over $50 million

			0.58% of assets allocated to the enhanced cash strategy

WFMC- Enhanced Cash Strategy	3,777	—	For assets allocated to the Enhanced Cash Strategy, an additional fee as follows: 0.08% on the assets allocated to the Enhanced Cash Strategy

Sub-advisors:
Pacific Investment Management Company, LLC	173,462	—	0.29%

EII Realty Securities, Inc.	311,396	(4,580)	0.65% on the first $100 million;
			0.60% in excess of $100 million

CBRE Clarion Securities LLC	199,574	(5,740)	0.65% on the first $50 million;
			0.55% on the next $50 million;
			0.45% in excess of $100 million

HSBC Global Asset Management (France)	46,666	—	0.20% on the first $100 million;
			0.15% on the next $400 million;
			0.10% in excess of $500 million
Strategic Allocation Conservative Fund	115,981	(125,644)	0.50%
Strategic Allocation Moderate Fund	156,975	(116,205)	0.50%
Strategic Allocation Aggressive Fund	99,582	(61,999)	0.50%

Administrative Fee – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. WFMC in its role as co-administrator provides the Funds with certain administrative personnel and services necessary to operate the Funds. These services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.033%	on the first $5 billion
	0.020%	on the next $2 billion
	0.016%	on the next $3 billion
	0.015%	on assets in excess of $10 billion

BNYM	0.0285%	on the first $500 million
	0.0280%	on the next $500 million
	0.0275%	on assets in excess of $1 billion

On September 30, 2013, the Board of Trustees voted to change the fee schedule for WFMC. Effective October 1, 2013, these services were provided for at an aggregate annual fee as specified below.

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

WFMC may voluntarily choose to waive any portion of its fee. WFMC can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended October 31, 2013, WFMC did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

88	NOTES TO FINANCIAL STATEMENTS (continued)

The Funds may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, M&T Securities, Inc. and Manufacturers and Traders Trust Company (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees
International Fund	$3,363
Alternatives Fund	18
Real Asset Fund	354
Strategic Allocation Conservative Fund	2,532
Strategic Allocation Moderate Fund	73,283
Strategic Allocation Aggressive Fund	1,592

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2013, M&T received the amounts listed below from sales charges on the sale of A shares.

Fund	Sales Charges from Class A
International Fund	$295
Alternatives Fund	—
Real Asset Fund	—
Strategic Allocation Conservative Fund	4,248
Strategic Allocation Moderate Fund	21,890
Strategic Allocation Aggressive Fund	1,314

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2013, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$189,372

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

BNYM provides fund accounting and custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides transfer agency services to the Trust.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended October 31, 2013 are as follows:

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	89

Affiliated Fund Name	Balance of Shares Held 4/30/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2013	Value at 10/31/2013	Dividend Income(a)	Realized Gain/(Loss)(b)
International Fund:
Wilmington Prime Money Market Fund	—	12,150,544	12,150,544	—	$—	$29	$—

Real Asset Fund:
Wilmington Prime Money Market Fund	2,650,807	55,444,966	39,171,695	18,924,078	$18,924,078	$627	$—

Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	710,281	7,158,171	6,629,247	1,239,205	$1,239,205	$46	$—
Wilmington Mid-Cap Growth Fund	34,388	6,871	—	41,259	771,956	—	—
Wilmington Large-Cap Strategy Fund	242,365	1,181	210,210	33,336	539,043	17,290	1,003,088
Wilmington Small-Cap Strategy Fund	26,932	190	—	27,122	383,232	2,488	—
Wilmington Intermediate-Term Bond Fund	2,276,678	16,589	437,115	1,856,152	19,303,978	199,778	(144,239)
Wilmington Multi-Manager International Fund	434,816	53,922	54,265	434,473	3,319,372	50,112	36,948
Wilmington Multi-Manager Real Asset Fund	175,518	1,320	176,837	—	—	18,447	559,682

TOTAL		7,238,244	7,507,674		$25,556,786	$288,161	$1,455,479

Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	1,223,157	6,554,052	6,856,758	920,452	$920,452	$58	$—
Wilmington Large-Cap Growth Fund	211,542	—	211,542	—	—	—	786,643
Wilmington Large-Cap Value Fund	122,512	—	122,512	—	—	5,694	639,844
Wilmington Mid-Cap Growth Fund	188,417	—	23,850	164,567	3,079,052	—	48,654
Wilmington Small-Cap Growth Fund	56,897	—	56,897	—	—	—	656,025
Wilmington Multi-Manager International Fund	942,860	—	—	942,860	7,203,449	107,175	—
Wilmington Small-Cap Strategy Fund	—	103,236	—	103,236	1,458,718	4,893	—
Wilmington Multi-Manager Real Asset Fund	221,091	1,662	222,754	—	—	23,237	(31,352)

TOTAL		6,658,950	7,494,313		$12,661,671	$141,057	$2,099,814

Strategic Allocation Aggressive Fund:
Wilmington Prime Money Market Fund	643,033	6,020,461	6,033,786	629,708	$629,708	$55	$—
Wilmington Mid-Cap Growth Fund	169,356	8,404	—	177,760	3,325,895	—	—
Wilmington Large-Cap Strategy Fund	897,089	4,066	886,370	14,785	239,073	58,995	5,968,732
Wilmington Small-Cap Strategy Fund	69,393	34,542	—	103,934	1,468,593	8,019	—
Wilmington Multi-Manager International Fund	1,398,685	22,391	58,747	1,362,329	10,408,192	159,655	75,904
Wilmington Multi-Manager Real Asset Fund	125,870	946	126,816	—	—	13,229	444,824

TOTAL		6,090,810	7,105,719		$16,071,461	$239,953	$6,489,460

(a)	Dividend Income may include distributions from net investment income and return of capital paid by the affiliated fund to the Fund.

(b)	Realized Gain/(Loss) includes realized capital gain distributions paid by the affiliated fund and gain/(loss) received by the Fund for sales of the affiliated fund.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

90	NOTES TO FINANCIAL STATEMENTS (continued)

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2013 were as follows:

Fund	Comissions
International Fund	$48,910
Alternatives Fund	1,304
Real Asset Fund	20,700

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, U.S. Government Securities and in-kind transactions, for the six months ended October 31, 2013 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$156,012,883	$172,833,965
Alternatives Fund	83,709,346	79,494,139
Real Asset Fund	228,664,057	220,613,143
Strategic Allocation Conservative Fund	8,534,538	12,584,130
Strategic Allocation Moderate Fund	18,414,097	20,726,851
Strategic Allocation Aggressive Fund	18,562,453	20,976,057

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2013 were as follows:

Fund	U.S. Government Securities
	Purchases	Sales
Real Asset Fund	$6,662,231	$10,747,018
Strategic Allocation Moderate Fund	250,040	1,371,432

7.	LINE OF CREDIT

The Trust participated in a $20,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR Rate. The LOC included a commitment fee of 0.12% per annum on the daily unused portion. In addition, an upfront commitment fee of 0.02% was paid to BNYM. The termination date of this LOC is March 10, 2014. The Funds did not utilize the LOC for the six months ended October 31, 2013.

8.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

91

BOARD APPROVAL OF INVESTMENT ADVISORY AND

SUB-ADVISORY AGREEMENTS

The Trust’s investment advisory agreements (the “Advisory Agreements”) with its investment advisors and the sub-advisors (for the relevant Funds) must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (each individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board considers at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On July 24, 2013 in a special telephonic meeting, the Independent Trustees met with the independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the sub-advisors, and the Independent Trustees met again in a telephonic session on August 22, 2013, to consider the continuation of all of the Advisory Agreements outside the presence of management (the “Special Meetings”). The primary purpose of the Special Meetings was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements and to request any additional information they considered reasonably necessary to their deliberations in preparation for the contract approval meeting of the Board to be held from September 11-12, 2013 (the “Regular Meeting”).

In preparation for the Special Meetings, the Independent Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Independent Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

• Reports from Strategic Insight, a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, each Fund’s expense rankings comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Morningstar, Inc. (“Morningstar”) of similar or peer group funds;

• Information from Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Advisor”) describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods ended June 30, 2013) compared with the Fund’s benchmark, and with Lipper Inc. (“Lipper”) and Morningstar categories;

• Information describing, on a Fund-by-Fund basis, each Fund’s performance over 1-, 3-, and 5-year periods ended June 30, 2013 compared with the Fund’s Lipper peer group, and current management fees and total expenses compared with the Fund’s Morningstar peer group, designed to identify Funds whose expenses and/or performance may require particularly close review; and

• Information from each sub-advisor regarding its business, personnel and operations, investment advisory services, other funds advised, compensation and other benefits, compliance and regulatory matters, portfolio transactions and brokerage, and legal proceedings.

In considering this information, the Independent Trustees took into account management style, investment strategies, and prevailing market conditions. In evaluating the Advisory Agreements, the Independent Trustees also reviewed information provided concerning the following:

• The nature and quality of the services provided, including the activities of the Advisor with respect to the sub-advisors of the relevant Funds;

• The cost of providing the services for the Advisor, and the sub-advisors as relevant and available;

• The extent to which the Advisor (and sub-advisors, as relevant and available) realizes economies of scale as the Fund grows larger; and

• The fall-out benefits to advisory affiliates that can be attributed to the Advisor’s position with the Fund (and sub-advisors, as relevant and available); and

• The Advisor’s recommendation that the Independent Trustees approve the renewal of the Advisory Agreements.

As part of the Special Meetings, the Independent Trustees developed a list of follow-up matters and questions and asked that the Advisor respond to such matters and questions prior to or during the Regular Meeting.

At the Regular Meeting, the Board received and considered information provided by the Advisor, including information provided in response to follow-up questions from the Special Meetings. The Independent Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Board also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds. The Board took into account information provided by the Advisor as to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Advisor in its discretion.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

92	BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Certain of the information considered by the Board with respect to specific Funds is summarized below.

Wilmington Multi-Manager International Fund

The Fund is subadvised by Baring International Investment Limited, Dimensional Fund Advisors LP, LSV Asset Management, Northern Cross LLC, Oberweis Asset Management, Inc. (“Oberweis”) and Parametric Portfolio Associates. The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board considered that changes to the Fund’s subadvisers were made in November 2012 and September 2013 to improve the Fund’s performance and that the Fund’s performance universe includes funds that invest in equity securities among all market capitalizations, whereas the Fund’s subadvisers invest mostly in large-cap equity securities. Oberweis began managing Fund assets in October 2013, after the Board approved the agreement with Oberweis at the Regular Meeting.

Wilmington Multi-Manager Alternatives Fund

The Fund is subadvised by Acuity Capital Management, LLC, ADAR Investment Management, LLC, Calypso Capital Management, LP, TIG Advisors, LLC, Parametric Risk Advisers and P/E Global LLC (“P/E Global”). The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one-year period ended June 30, 2013, and that the Fund commenced operations in January 2012. The Board considered management’s view that the Fund’s fees were in a reasonable range given the nature of the asset class, the services provided, and the Fund’s performance compared to its performance universe, and that the Advisor has implemented a fee waiver for the Fund in order to limit expenses. P/E Global began managing Fund assets in October 2013, after the Board approved the agreement with P/E Global at its June 21, 2013 Board meeting.

Wilmington Multi-Manager Real Asset Fund

The Fund is subadvised by EII Realty Securities, Inc., CBRE Clarion Securities LLC, HSBC Global Asset Management (France) and Pacific Investment Management Company, LLC. The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the performance universe median for the one- and five-year periods and above the performance universe median for the three-year period ended June 30, 2013. The Board considered that the Advisor has implemented a tactical change in Fund’s asset allocation and that the Advisor would continue to more actively manage these allocations among subadvisers and Fund investments. The Board also considered management’s view that the Fund’s peer group has limited utility as a measurement tool, given the Fund’s narrower asset focus than most of its peers, low correlation with peer group performance on average and, in particular, the Fund’s large allocation to commodities relative to the peer group and the underperformance of the Fund’s real estate assets. The Board considered the fees charged by the Fund, and noted management’s view that the Fund is in a specialty asset class, and has one of the longest track records in its class.

Wilmington Strategic Allocation Conservative Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance below the performance universe median for the one-, three- and five-year periods ended June 30, 2013. The Board considered management’s view that the performance universe represents asset allocation funds that pursue a moderate allocation strategy, and not a conservative allocation strategy, and that the Fund’s peer group therefore is not consistent with the objectives of the Fund. The Board also considered management’s undertaking to implement a new range for equity investments that will enable Lipper to move the Fund into the appropriate peer group, and that the Advisor has implemented a fee waiver for the Fund in order to limit expenses.

Wilmington Strategic Allocation Moderate Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund’s Class A shares had achieved total return performance below the performance universe median for the one-year period ended June 30, 2013, and that the Fund commenced operations in June of 2010. The Board considered that the Fund’s performance universe represents asset allocation funds that pursue a growth allocation strategy, and not a moderate allocation strategy, and that the Fund’s peer group therefore is not consistent with the objectives of the Fund. The Board also considered management’s undertaking to implement a new range for equity investments that will enable Lipper to move the Fund into the appropriate peer group, and that the Advisor has implemented a fee waiver for the Fund in order to limit expenses.

Wilmington Strategic Allocation Aggressive Fund

The Board considered that the Fund’s actual advisory fee rate and total expense ratio were above the Fund’s expense group median. The Board also considered that the Fund’s Class I shares had achieved total return performance above the performance universe median for the one-year period, approximately at the performance universe median for the three-year period, and below the performance universe median for the five-year period ended June 30, 2013. The Board considered that the fund has shown steady improvement in its performance relative to its peer group, and that the Advisor has implemented a fee waiver for the Fund in order to limit expenses.

*****

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS	93

At the Regular Meeting, after extensive discussion and consideration among themselves, and with the Advisor and Independent Legal Counsel, including during an executive session among the Independent Trustees and Independent Legal Counsel, the Board concluded the following:

•The nature and extent of the investment advisory services to be provided to the Funds by the Advisor and each sub-advisor (as applicable) were consistent with the terms of the Advisory Agreements; and

•The prospects for satisfactory investment performance were reasonable.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including all of the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of each Fund and its shareholders and approved the renewal of the Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

94

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

95

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

SEMI-ANNUAL REPORT / October 31, 2013 (unaudited)

96

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement

October 31, 2013 (unaudited) / SEMI-ANNUAL REPORT

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WILMINGTON FUNDS

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Sub-Advisor
Wilmington Trust Investment Advisors
111 South Calvert Street 26th Floor
Baltimore, MD 21202

Additional Sub-Advisors to the Wilmington Multi-Manager International Fund
Baring International Investment Limited
155 Bishopsgate
London, EC2M 3XY, United Kingdom

Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746

LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606

Northern Cross, LLC
125 Summer Street, Suite 1410
Boston, MA 02110

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, IL 60532

Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Additional Sub-Advisors to the Wilmington Multi-Manager Alternatives Fund
Acuity Capital Management, LLC
60 Arch Street, 2nd Floor
Greenwich, CT 06830

ADAR Investment Management, LLC
156 West 56th Street, Suite 801
New York, NY 10019

Calypso Capital Management, LP
135 East 57th Street, 20th Floor
New York, NY 10022

TIG Advisors, LLC
520 Madison Avenue, 26th Floor
New York, NY 10022

Parametric Risk Advisors
274 Riverside Avenue, 1st Floor
Westport, CT 06880

P/E Global LLC
75 State Street, 31st Floor
Boston, MA 02109

Additional Sub-Advisors to the Wilmington Multi-Manager Real Asset Fund
EII Realty Securities, Inc.
640 Fifth Avenue, 8th Floor
New York, NY 10019

CBRE Clarion Securities LLC
201 King of Prussia Road, Suite 600
Radnor, PA 19087

Pacific Investment Management Company, LLC ("PIMCO")
840 Newport Center Drive
Newport Beach, CA 92660

HSBC Global Asset Management (France)
Immeuble Ile De France, 4 Place de la Pyramide
Puteaux France, 92800

Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
Wilmington, DE 19890

Co-Administrator, Accountant, and Custodian
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Transfer Agent and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square, 2005 Market Street, Suite 700
Philadelphia, PA 19103

WT-SAR-MMgr-1013

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)* /s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date January 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard J. Berthy
Richard J. Berthy
(Principal Executive Officer)

Date January 3, 2014

By (Signature and Title)* /s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Financial Officer)

Date January 3, 2014
* Print the name and title of each signing officer under his or her signature.